UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-62692

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 25	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-5701
Amendment No. 35	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑  on May 1, 2010 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐  on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

America's marketFLEX® Annuity
Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-4
The date of this prospectus is May 1, 2010.
This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2010), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 37.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-866-233-3223 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
Information about this and other Nationwide products can be found at www.nationwide.com.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  An investment in this annuity involves investment risk, even with respect to amounts allocated to the money market Sub-Account.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the  Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the companies listed below.

•	American Century Variable Portfolios, Inc.

•	BlackRock Variable Series Funds, Inc.

•	Credit Suisse Trust

•	Fidelity Variable Insurance Products Fund

•	Franklin Templeton Variable Insurance Products Trust

•	Ivy Funds Variable Insurance Portfolios, Inc.

•	Nationwide Variable Insurance Trust

•	PIMCO Variable Insurance Trust

•	Pioneer Variable Contracts Trust

•	ProFunds

•	Rydex|SGI Variable Trust

•	Rydex Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

1

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitant -   The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit - An accounting unit of measure used to calculate variable annuity payments.

Charitable Remainder Trust - A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract Owner - The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall also mean the Contract Owner.

Contract Value - The total value of all Accumulation Units held under the contract and any amount transferred as a loan to the collateral fixed account.

Contract Year - Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide - Nationwide Life Insurance Company.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.  In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Simplified Employee Pension IRA ("SEP IRA") - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts - Divisions of the Variable Account , each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.

Valuation Period ("Valuation Day") - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.

Variable Account - Nationwide Variable Account-4, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

2

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	5
Example	6
Synopsis of the Contracts	7
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	8
Financial Statements	9
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Profitability
Contract Modification
Standard Charges and Deductions	12
Underlying Mutual Fund Annual Expenses
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	14
No CDSC Option
Death Benefit Options
Extra Value Option
Asset Allocation Service
Dynamic Advantage Program
Removal of Variable Account Charges	18
Contract Ownership	18
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	19
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Frequent Trading and Transfer Restrictions
Transfers After Annuitization
Transfer Requests
Right to Revoke	23
Surrender (Redemption) Prior to Annuitization	24
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	24
Surrenders Under Certain Plan Types	25
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity

3

Table of Contents (continued)	Page
Loan Privilege	25
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	26
Contract Owner Services	27
Systematic Withdrawals
Asset Allocation Service
Dynamic Advantage Program
Annuity Commencement Date	30
Annuitizing the Contract	30
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	32
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	33
Legal Proceedings	33
Table of Contents of the Statement of Additional Information	37
Appendix A: Underlying Mutual Funds	38
Appendix B: Condensed Financial Information	52
Appendix C: Contract Types and Tax Information	81
Appendix D: State Variations Information	91

4

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Range of CDSC over time:									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$252
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.15%
No CDSC Option Charge Total Variable Account Charges (including this option only)	0.20%5 1.35%
Death Benefit Options (an applicant may purchase one death benefit option as a replacement for the standard death benefit)
Highest Anniversary Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.20% 1.35%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge (unavailable beginning May 1, 2004) Total Variable Account Charges (including this option only)	0.25% 1.40%
3% Extra Value Option Charge Total Variable Account Charges (including this option only)	0.45%6 1.60%
Asset Allocation Service Charge (no longer available for election) Total Variable Account Charges (including this option only)	0.35% 1.50%
Dynamic Advantage Program Charge (no longer available for election) Total Variable Account Charges (including this option only)	0.35% 1.50%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.15%
No CDSC Option Charge	0.20%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge	0.25%
3% Extra Value Option Charge	0.45%
Dynamic Advantage Program Charge	0.35%
Maximum Possible Total Variable Account Charges	2.40%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.70%	2.23%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

5

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.40%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.23%)	$1,026	$1,820	$2,617	$4,892	*	$1,460	$2,437	$4,892	$486	$1,460	$2,437	$4,892
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.70%)	$866	$1,354	$1,865	$3,523	*	$994	$1,685	$3,523	$326	$994	$1,685	$3,523

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

1Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:
(1) is the lesser of (a) or (b) where:
(a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;
(b) is 10% of contract value; and
(2) is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.
2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.   The amount assessed to the contract will equal the amount assessed by the state or government entity .
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
5 Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
6 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

6

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-Only Contracts;

•	Non-Qualified Contracts;

•	Roth IRAs;

•	Simple IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs"); and

•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

For more detailed information with regard to the differences in the contract types, please see "Appendix C:  Contract Types and Tax Information" later in this prospectus.   Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRA	$10,000	$500
Simple IRA	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-Only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments are not permitted in some states under certain circumstances.

**Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Charges and Expenses

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract, unless the Contract Owner elected the No CDSC Option at the time of application.

7

The CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC if assessed, will not exceed 7% of purchase payments surrendered.

A No CDSC Option is available under the contract at the time of application.  If the Contract Owner elects the No CDSC Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application.  Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account if the Contract Owner elects the Highest Anniversary Death Benefit Option or 0.25% of the Daily Net Assets of the Variable Account if the Contract Owner elects the Highest Anniversary or 5% Enhanced Death Benefit Option.  The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If an eligible Contract Owner elects the Extra Value Option on the application, Nationwide will credit the contract 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide will discontinue deducting this charge 7 years from the date the contract was issued.  Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Asset Allocation Service

The Asset Allocation Service is no longer available for election.  While the Asset Allocation Service is in effect, Nationwide will deduct a charge equal to an annualized rate of not more than 0.35% of the Daily Net Assets of the Variable Account.  In exchange, Nationwide will provide administrative services enabling Contract Owners to have their Contract Value allocated and reallocated according to instructions communicated by designated third parties that manage assets according to asset allocation models.

Dynamic Advantage Program

The Dynamic Advantage Program ("DAP") is an asset allocation service that enables Contract Owners to have their Contract Value allocated and reallocated, on a continuous basis, according to one of a variety of actively managed asset allocation models.

The DAP is no longer available for election.  Those contracts currently in the DAP may remain in the currently elected model in accordance with the terms of this provision.  However, if any Contract Owner reallocates out of the currently elected model, a new model may not be elected and participation in the DAP will terminate.  Once the DAP is terminated, it may not be re-elected.

While the DAP is in effect, Nationwide will assess an additional charge equal to an annualized rate not to exceed 0.35% of the Daily Net Assets of the Variable Account as compensation for implementing administrative systems that are not needed in the absence of DAP.

Charges Assessed for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract (1.15%) will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued, regardless whether the contract was annuitized during that period.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, and applicable federal and state income tax withholding.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").

8

Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide , the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A.  The Variable Account was established on October 7, 1987, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.  Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the Contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected Contract Owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.   Deferred variable annuities are not intended to be sold to a terminally ill Contract Owner or Annuitant.   There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate

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Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2009, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 55% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

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Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

Nationwide may realize a profit from this charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

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The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

If the Contract Owner elects the No CDSC Option at the time of application, no CDSC will be assessed on surrenders.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)	is the lesser of (a) or (b) where:

(a)  is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;

(b) is 10% of Contract Value; and

(2)	is amounts required to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract over 7 years.

No CDSC applies to transfers among Sub-Accounts.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties.  Please see "Partial Surrenders (Partial Redemptions)"" later in this prospectus.

This contract may, at certain times, be used in connection with certain offers of exchange initiated by Nationwide.  These exchange offers are intended to provide Contract Owners who meet certain criteria with a variable annuity designed to accommodate active trading.  If a contract is exchanged into this annuity as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the Contract Owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

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Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds."

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’'s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.  Nationwide will provide Contract Owners with written notice when allocations to an underlying mutual fund are limited to the redemption fee share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

No CDSC Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, the Contract Owner may withdraw amounts in excess of the 10% CDSC-free withdrawal amount without incurring a CDSC.  Withdrawals not subject to CDSC may be subject to taxation and tax penalties.  (See "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information.)  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

In lieu of the standard death benefit, the applicant may elect an available death benefit option at the time of application.  Not all of the death benefit options may be available in every state.

If the Contract Owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.20% (for the Highest Anniversary Death Benefit Option) or 0.25% (for the Highest Anniversary or 5% Enhanced Death Benefit Option) of the Daily Net Assets of the Variable Account, depending upon which option was chosen.  The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  Nationwide may realize a profit from the charge assessed for these options.  Each benefit is described below.

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Highest Anniversary Death Benefit

If the annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  If the annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday.  Such total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each death benefit option has a Spousal Protection Feature.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available for all contract types except Charitable Remainder Trusts, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)	one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the Contract Owner;

(2)	the spouses must be co-annuitants;

(3)	both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)	the spouses must each be named as beneficiaries;

(5)	no person other than the spouse may be named as Contract Owner, annuitant or primary beneficiary;

(6)
if both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the Contract Owner);

(7)
if a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant;

(8)
if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option; and

(9)	if the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

Long Term Care Facility and Terminal Illness Benefit

In addition, both death benefit options have a Long Term Care Facility and Terminal Illness Benefit at no additional charge provided the conditions described below are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

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In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Extra Value Option

Applicants should be aware of the following prior to electing an extra value option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the  Extra Value Option credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Ealue Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)
If the market declines during the period that the Extra Value Option credit ( s ) is subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, the Contract Owner can purchase an Extra Value Option at the time of application.  The additional charge of 0.45% funds the credit to the contract if the Extra Value Option is elected.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

In exchange for electing the Extra Value Option and paying the charge as described above, Nationwide will apply a credit of 3% of all purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide's general account.  The amount credited will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective Contract Owners to choose between two different Variable Account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total Variable Account charges under the contract will be an annualized rate of 1.60% of the Daily Net Assets of the Variable Account for the first 7 years of the contract.  If the Extra Value Option is not elected, total Variable Account charges will be an annualized rate of 1.15% (assuming no other contract options are elected) of the Daily Net Assets of the Variable Account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective Contract Owner believes it is more advantageous to have:

(a)	a 1.60% Variable Account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

(b)	a 1.15% Variable Account charge for the first 7 years of the contract, and after, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total Variable Account charges of 1.60%) and contracts with no additional contract options (total Variable Account charges of 1.15%).  The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of Variable Account charges at an annualized rate of 1.15% (base contract) and 1.60% (contract with only the Extra Value Option) of the Daily Net Assets of the Variable Account; and

(c)	an assumed annual rate of return before charges of 7.97% for all years for a period of 10 years.

7.97% Rate of Return

Contract Year	Base Contract (1.15% total charges)	Contract With Extra Value Option (1.60% total charges)
0	$100,000	$103,000
1	$106,725	$109,464
2	$113,903	$116,334
3	$121,564	$123,635
4	$129,740	$131,394
5	$138,465	$139,639
6	$147,778	$148,403
7	$157,716	$157,716
8	$168,323	$168,323
9	$179,644	$179,644
10	$191,726	$191,726

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first

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contract anniversary (assuming a rate of return of 7.97%) the number of Contract Years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the Contract Owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)
withdrawals that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC but for the fact the Contract Owner elected the No CDSC Option) are taken before the end of the 7th Contract Year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount.  In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuity, SEP IRAs, or Simple IRAs upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.  That is, Nationwide bears the risk of loss and the potential for gain during the free look period in those states that require the return of purchase payments.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are (or would be) subject to a CDSC, including withdrawals that would be subject to a CDSC except that the Contract Owner elected the No CDSC Option, subjects a part of the amount credited to recapture.  For example, if a Contract Owner withdraws 13% of purchase payments made within the first Contract Year, 3% of the amount credited will be recaptured by Nationwide, since the Contract Owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  Thus, to determine the amount credited that is subject to recapture, Nationwide will:

(1)	determine the percentage of the Contract Value subject to CDSC including the percentage of the Contract Value that would be subject to CDSC except the Contract Owner elected the No CDSC Option; and

(2)	multiply the percentage from (1) by the total credited amount.

The additional charge of 0.45% of the Daily Net Assets in the Variable Account will continue to be assessed on the amount remaining after the partial surrender.

The amount recaptured will be taken from the Sub-Accounts in the same proportion as allocated by the Contract Owner at the time of the withdrawal.

No amount credited will be subject to recapture after the 7th contract anniversary or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.

After the end of the first 7 Contract Years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

Asset Allocation Service

Under this service, Nationwide will provide administrative support enabling Contract Owners to utilize the services of designated independent third parties that maintain actively managed asset allocation models.  Contract Owners authorize, in consultation with their investment professionals, the automatic reallocation of their Contract Value, on a continuous basis, according to the allocation recommendations of the selected independent third party.  The allocations and reallocations are effectuated by the standard procedure of purchasing and redeeming Accumulation Units, as described earlier in this prospectus.  Thus, the Asset Allocation Service enables a contract to be reallocated according to a particular model, without the Contract Owner having to submit individual transfer requests for each reallocation.

The Asset Allocation Service is no longer available for election.

In light of the administrative expenses it incurs in connection with making this service available, Nationwide will assess a charge to the contract equal to an annualized rate not to exceed 0.35% of the Daily Net Assets of the Variable Account while the Asset Allocation Service is in effect.

Dynamic Advantage Program

The Dynamic Advantage Program ("DAP") is an asset allocation service that enables Contract Owners to have their Contract Value allocated and reallocated, on a continuous basis, according to one of a variety of actively managed asset allocation models.

The DAP is no longer available for election.  Those contracts currently in the DAP may remain in the currently elected model in accordance with the terms of this provision.  However, if any Contract Owner reallocates out of the currently elected model, a new model may not be elected and participation in the DAP will terminate.  Once the DAP is terminated, it may not be re-elected.

While the DAP is in effect, Nationwide will assess an additional charge equal to an annualized rate not to exceed 0.35% of the Daily Net Assets of the Variable Account as compensation for implementing administrative systems that are not needed in the absence of DAP.

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Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in Contract Ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in Contract Ownership must be submitted in writing and recorded at Nationwide's home office.  No change will be effective unless and until it is received and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The Contract Owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the annuitant dies before the Annuitization Date and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date the change was signed, whether or not the Contract Owner was living at the time the change was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

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Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date the change was signed, whether or not the annuitant was living at the time the change was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRAs	$10,000	$500
Simple IRAs	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments are not permitted in some states under certain circumstances.

** Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the annuitant or co-annuitant. If upon notification of death of the Contract Owner(s), the annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete the application.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received.  Transfers must be received by Nationwide no later than 3:00 p.m. Eastern Standard Time to be processed in the current Valuation Period. The deadline will be extended to 3:35 p.m. Eastern Standard Time for transactions submitted electronically through Nationwide's Internet website (www.nationwide.com).  Nationwide will not accept any request for transactions between the applicable deadline and the close of the NYSE.  Transactions received after the close of the NYSE will be treated as received by Nationwide during the next Valuation Period.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

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Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Contract Owners can change allocations or make exchanges among the Sub-Accounts.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Any request for a change that would result in an amount less than 1% of purchase payments being allocated to any Sub-Account will not be honored and the allocations among the Sub-Accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the value of amounts allocated to the Sub-Accounts of the Variable Account.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.15% to 2.40% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Transfers Prior to Annuitization

Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.

Frequent Trading and Transfer Restrictions

Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one sub- account to another).  These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds."  The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading.  These Sub-Accounts are referred to as "Limited Transfer Funds."  Lists of the Actively Traded Funds and Limited Transfer Funds appear at the end of this section.

Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors.  Frequent transfers among the Limited Transfer Funds can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds.  Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.

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If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 Sub-Accounts will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.

In general, other than the Rydex Variable Trust funds listed in the "Limited Transfer Funds" section below, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events involving Limited Transfer Funds in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events involving Limited Transfer Funds exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

More than 11 transfer events involving Limited Transfer Funds in 2 consecutive calendar quarters OR More than 20 transfer events involving Limited Transfer Funds in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, annuitants, and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges into a specific underlying mutual fund by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests into one or more underlying mutual funds based upon instruction from the underlying mutual fund.

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Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchase requests.  If an underlying mutual fund refuses to accept a purchase request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Transfers After Annuitization

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time with advanced written notice.  Any restrictions on Internet use will not apply to contracts participation in the DAP.

Transfer requests will be processed on the current Valuation Day if received by Nationwide's home office at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm Eastern Time).  Nationwide is currently extending the cut-off time for transfer requests submitted via the Internet to 25 minutes before the close of the NYSE (generally 3:35 pm Eastern Time).  All transfer requests received after the applicable cut-off time will be processed on the next Valuation Day.

Actively Traded Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").

ProFunds
•	ProFund VP Access High Yield Fund
•	ProFund VP Asia 30
•	ProFund VP Bear
•	ProFund VP Bull
•	ProFund VP Emerging Markets
•	ProFund VP Europe 30
•	ProFund VP International
•	ProFund VP Japan
•	ProFund VP NASDAQ-100
•	ProFund VP Oil and Gas
•	ProFund VP Rising Rates Opportunity
•	ProFund VP Short Emerging Markets
•	ProFund VP Short International
•	ProFund VP Short NASDAQ-100
•	ProFund VP U.S. Government Plus
•	ProFund VP Ultra NASDAQ-100
•	ProFund VP Ultra Short NASDAQ-100

Rydex/SGI Variable Trust
•	CLS AdvisorOne Amerigo Fund
•	CLS AdvisorOne Clermont Fund
•	CLS AdvisorOne Select Allocation Fund

Rydex Variable Trust
•	Banking Fund
•	Basic Materials Fund
•	Biotechnology Fund
•	Consumer Products Fund
•	Dow 2x Strategy Fund
•	Electronics Fund
•	Energy Fund
•	Energy Services Fund
•	Europe 1.25x Strategy Fund
•	Financial Services Fund
•	Government Long Bond 1.2x Strategy Fund
•	Health Care Fund
•	Internet Fund
•	Inverse Dow 2x Strategy Fund
•	Inverse Government Long Bond Strategy Fund
•	Inverse Mid-Cap Strategy Fund
•	Inverse NASDAQ-100® Strategy Fund
•	Inverse Russell 2000® Strategy Fund
•	Inverse S&P 500 Strategy Fund
•	Japan 2x Strategy Fund
•	Leisure Fund
•	Mid-Cap 1.5x Strategy Fund
•	NASDAQ-100® 2x Strategy Fund
•	NASDAQ-100® Fund
•	Nova Fund
•	Precious Metals Fund
•	Real Estate Fund
•	Retailing Fund
•	Russell 2000® 1.5x Strategy Fund
•	S&P 500 2x Strategy Fund
•	S&P 500 Pure Growth Fund
•	S&P 500 Pure Value Fund
•	S&P MidCap 400 Pure Growth Fund
•	S&P MidCap 400 Pure Value Fund
•	S&P SmallCap 600 Pure Growth Fund
•	S&P SmallCap 600 Pure Value Fund
•	Strengthening Dollar 2x Strategy Fund
•	Technology Fund
•	Telecommunications Fund
•	Transportation Fund
•	Utilities Fund
•	Weakening Dollar 2x Strategy Fund

Limited Transfer Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").

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American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund:
Class III
•	American Century VP Value Fund: Class III

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund : Class III

Credit Suisse Trust
•	Commodity Return Strategy Portfolio

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2R
•	VIP Growth Portfolio: Service Class 2R

Franklin Templeton Variable Insurance Products Trust
•	Franklin Templeton VIP Founding Funds Allocation Fund : Class 2

Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Cardinal SM Aggressive Fund : Class II
•	NVIT Cardinal SM Balanced Fund : Class II
•	NVIT Cardinal SM Capital Appreciation Fund : Class II
•	NVIT Cardinal SM Conservative Fund : Class II
•	NVIT Cardinal SM Moderate Fund : Class II
•	NVIT Cardinal SM Moderately Aggressive Fund : Class II
•	NVIT Cardinal SM Moderately Conservative Fund : Class II
•	NVIT Emerging Markets Fund : Class III
•	NVIT Government Bond Fund: Class III
•	NVIT Investor Destinations Funds
o	NVIT Investor Destination Aggressive Fund : Class VI
o	NVIT Investor Destinations Balanced Fund : Class VI
o	NVIT Investor Destinations Capital Appreciation Fund : Class VI
o	NVIT Investor Destination Conservative Fund: Class VI
o	NVIT Investor Destination Moderate Fund: Class VI
o	NVIT Investor Destination Moderately Aggressive Fund: Class VI
o	NVIT Investor Destination Moderately Conservative Fund : Class VI
•	NVIT Money Market Fund: Class II
•	NVIT Multi-Manager International Growth Fund : Class VI
•	NVIT Multi-Manager International Value Fund-Class VI
•	NVIT Multi-Manager Large Cap Growth Fund : Class II
•	NVIT Multi-Manager Large Cap Value Fund : Class II
•	NVIT Multi-Manager Mid Cap Growth Fund : Class II
•	NVIT Multi-Manager Mid Cap Value Fund : Class II
•	NVIT Multi-Manager Small Cap Growth Fund : Class III
•	NVIT Multi-Manager Small Cap Value Fund : Class III
•	NVIT Multi-Manager Small Company Fund: Class III
•	NVIT Nationwide Fund : Class III

PIMCO Variable Insurance Trust
•	Commodity RealReturn® Strategy Portfolio : Advisor Class
•	Emerging Markets Bond Portfolio : Advisor Class
•	Foreign Bond Portfolio (Unhedged) : Advisor Class
•	Global Bond (Unhedged) : Advisor Class
•	High Yield Portfolio : Administrative Class

Pioneer Variable Contracts Trust
•	Pioneer Emerging Markets VCT Portfolio : Class II
•	Pioneer High Yield VCT Portfolio : Class II

Rydex/SGI Variable Trust
•	All-Asset Aggressive Strategy Fund
•	All-Asset Conservative Strategy Fund
•	All-Asset Moderate Strategy Fund
•	All-Cap Opportunity Fund
•	Alternative Strategies Allocation Fund
•	DWA Flexible Allocation Fund
•	DWA Sector Rotation Fund
•	International Opportunity Fund
•	Managed Futures Strategy Fund
•	Multi-Hedge Strategies Fund

Rydex Variable Trust
•	Commodities Strategy Fund

Right to Revoke

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look/cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of

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the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Please see "Extra Value Option" for a description of the recapture of the amount credited under the Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the annuitant's death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.

Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see, "Pricing").

Partial Surrenders (Partial Redemptions)

For partial surrenders, Nationwide will surrender Accumulation Units from the Sub-Accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Registered Representative Fees

The contract may be available for use with investment accounts sold by registered representatives.  Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus.  Fees for those accounts would be specified in the respective account agreements with the registered representative.  Selection of an investment adviser is at the complete discretion of the Contract Owner.  Nationwide is not affiliated with and does not endorse, such advisers and makes no representations as to their qualifications.  Some Contract Owners may authorize such advisers to take partial surrenders from the contract to pay advisory or management fees.  Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties.  See "Waiver of Contingent Deferred Sales Charges" earlier in this prospectus.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit; and

•	any outstanding loan balance plus accrued interest.

A CDSC may apply.

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC-free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

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Surrenders Under Certain Plan Types

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under   a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has

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additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract,

unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/annuitant dies;

•	the Contract Owner who is not the annuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-Only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash

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value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Systematic Withdrawals

Systematic withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the Contract Owner did not elect the No CDSC Option and chooses to take systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	the lesser of (a) or (b) where:

(a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months), minus withdrawals made from the contract that were subject to a CDSC;

(b) is 10% of Contract Value; and

(2)	amounts required to meet minimum distribution requirements under the Internal Revenue Code, or

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the systematic withdrawal program is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Asset Allocation Service

The Asset Allocation Service is no longer available for election.

Effective at the close of business on July 30, 2010, the Asset Allocation Service will terminate for all contracts.  Upon termination, the contract's assets will remain as allocated on July 30, 2010 and the charge for the service will no longer be assessed.

While this service is available, Nationwide will provide administrative support enabling Contract Owners to utilize the services of designated independent third parties that maintain actively managed asset allocation models.  Contract Owners authorize, in consultation with their investment professionals, the automatic reallocation of their Contract Value, on a continuous basis, according to the allocation recommendations of the selected independent third party.  The allocations and reallocations are effectuated by the standard procedure of purchasing and redeeming Accumulation Units, as described earlier in this prospectus.  Thus, the Asset Allocation Service enables a contract to be reallocated according to a particular model, without the Contract Owner having to submit individual transfer requests for each reallocation.

In light of the administrative expenses it incurs in connection with making this service available, Nationwide will assess a charge to the contract equal to an annualized rate not to exceed 0.35% of the Daily Net Assets of the Variable Account while the Asset Allocation Service is in effect.

Nationwide is not affiliated with, and neither endorses nor guarantees, any independent third party, investment model, or strategy that may be used in connection with the Asset Allocation Service.  Contract Owners are advised that the Asset Allocation Service does not guarantee profit or protect against loss.  A Contract Owner electing the Asset Allocation

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Service must dedicate all purchase payments in the contract to the service, and must provide all required authorizations in order to allow Nationwide to process allocation and reallocation instructions communicated by the selected third party.

The models managed by the independent third parties utilize Sub-Accounts that correspond to underlying mutual funds offered through the Rydex Variable Trust.  These underlying mutual funds are designed and managed to accommodate active asset allocation strategies.  Underlying mutual funds available in the contract that assess a Short-Term Trading Fee are not utilized in the models.

Once the Asset Allocation Service is elected, participation in the program will continue until one of the following events occurs:

(1)
the Contract Owner annuitizes the contract, in which case the Asset Allocation Service will automatically terminate on the Annuitization Date.  After the service is terminated, the contract's assets will remain as allocated on the date the service is discontinued and the charge for the service will no longer be assessed;

(2)
the Contract Owner affirmatively terminates the service by submitting a written instruction to terminate.  Termination of the service will be implemented as soon as practicable after Nationwide receives the instruction, but in no event will the service continue for more than 3 days after Nationwide's receipt of the termination instruction.  After the service is terminated, the contract's assets will remain as allocated on the date the service is discontinued and the charge for the service will no longer be assessed.  Until December 1, 2006, the Contract Owner may re-elect the Asset Allocation Service;

(3)
the Contract Owner submits a request to change their selected model on or after December 1, 2006.  Effective December 1, 2006, in order to change their model selection, a Contract Owner must terminate their participation in the Asset Allocation Service, or;

(4)
the Contract Owner (including a joint owner) dies, in which case Nationwide will terminate the contract's participation in the Asset Allocation Service within a reasonable time after notification of such Contract Owner's death.  After the service is terminated, the contract's assets will remain as allocated on the date the service is discontinued and the charge for the service will no longer be assessed.

Nationwide reserves the right to discontinue the Asset Allocation Service at any time upon written notice to Contract Owners.

Dynamic Advantage Program

The Dynamic Advantage Program ("DAP") is an asset allocation service that enables Contract Owners to have their

Contract Value allocated and reallocated, on a continuous basis, according to one of a variety of actively managed asset allocation models.

The DAP is no longer available for election.  Those contracts currently in the DAP may remain in the currently elected model in accordance with the terms of this provision.  However, if any Contract Owner reallocates out of the currently elected model, a new model may not be elected and participation in the DAP will terminate.  Once the DAP is terminated, it may not be re-elected.

While the DAP is in effect, Nationwide will assess an additional charge equal to an annualized rate not to exceed 0.35% of the Daily Net Assets of the Variable Account as compensation for implementing administrative systems that are not needed in the absence of DAP.

Participation in the DAP does not guarantee profit or protect against loss.  Additionally, Nationwide bears no responsibility in connection with the use of the DAP by plans that are subject to ERISA.  Contract Owners are advised to consult qualified tax professionals before electing the DAP.

Effective at the close of business on July 30, 2010, the DAP will terminate for all contracts and the following will occur:

•	Nationwide will no longer deduct the DAP charge;
•	The models (as available in the contract) will cease to exist and Nationwide will no longer automatically reallocate Contract Value based on the previously elected model; and
•	The assets of any contracts with a DAP model elected at the close of business on July 30, 2010 will remain so allocated until the Contract Owner directs a reallocation.

The Models Available in the DAP

The models available through the DAP are actively managed by Rydex Advisory Services, LLC ("Rydex") according to that model's specific investment goals.  Some models are managed based on information received from an independent third-party firm; some models are managed based on proprietary tools and methodologies of Rydex.  The currently available models are:

Focused Strategies:
•	Dorsey Wright Sector Rotation Portfolio
•	Dorsey Wright Style Rotation Portfolio
•	Dorsey Wright Tactical Asset Allocation Portfolio
•	First Quadrant Conservative Tactical Asset Allocation Portfolio
•	First Quadrant Moderate Tactical Asset Allocation Portfolio
•	First Quadrant Aggressive Tactical Asset Allocation Portfolio

Diversified Solutions:
•	Conservative Multi-Strategy Portfolio
•	Moderate Multi-Strategy Portfolio
•	Aggressive Multi-Strategy Portfolio

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Complete Portfolios:
•	Conservative Complete Portfolio
•	Balanced Complete Portfolio
•	Growth Complete Portfolio
•	Aggressive Growth Complete Portfolio

Each model is comprised of Sub-Accounts that correspond to underlying mutual funds of the Rydex Variable Trust and occasionally, the money market Sub-Account.  More information about the DAP and the individual models is available in the brochure for the program.  More information about the underlying mutual funds utilized in the models is available in the underlying mutual funds' prospectuses.

The Contract Owner is solely responsible for model election.  Nationwide bears no responsibility for the investment decision.

Nationwide neither endorses nor guarantees any investment model or strategy.  Nationwide is not affiliated with Rydex or any of the independent third parties employed by Rydex in connection with the management of DAP models.

Rydex as Investment Adviser

For those contracts that participate in the DAP, the Contract Owner enters into a client agreement with Rydex appointing Rydex as their investment adviser for the sole purposes of developing and maintaining the models.  Contract Owners will receive a copy of Rydex's DAP brochure/Form ADV at the time of application, which contains more information about Rydex's role as investment adviser.

Participating in the DAP

Only one model may be elected at any given time and while the DAP is in effect, the Contract Owner will not be permitted to transfer Contract Value among the Sub-Accounts without first terminating their participation in the DAP.  Once assets are transferred out of any model within the DAP, the DAP terminates and cannot be re-elected.  Any subsequent payments submitted to the contract will be allocated according to the currently elected model.  Any surrenders taken from the contract while the DAP is in effect will be take proportionally from the Sub-Accounts.  Any charges assessed to the contract will be taken proportionally from the Sub-Accounts.

Evaluating and Updating the Models

Rydex will constantly evaluate the models to assess whether the combination and allocation of the Sub-Accounts within each model optimizes the return potential for that model.  When deemed necessary by Rydex, Rydex will update the models, with such updates occurring as often as several times per week.  Updating the models could entail adding or removing one or more Sub-Accounts from a model, or changing the allocation percentages among existing Sub-Accounts.  Rydex bears sole responsibility for monitoring and updating the models.

On any date that model changes are implemented, Nationwide will reallocate the Contract Value of contracts participating in the affected model pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the DAP.  These changes will cause a reallocation of the Contract Value in accordance with the new model allocations.

Electronic Notification of Model Updates

Because all of the models available in the DAP are actively managed, it is likely that Rydex will update the models frequently.  When Rydex determines that a model update is warranted, Nationwide will, on behalf of Rydex, post a notice to each model participant's message center (within their Nationwide online account).  The notice will be posted at least 48 hours before any model changes are implemented and will direct the Contract Owner to online information about the intended model changes.  Contract Owners should check their Nationwide online account's message center frequently and review these notices carefully.

If the Contract Owner is comfortable with the impending model changes, the Contract Owner need not take any action.  If the Contract Owner is not comfortable with the impending model changes, the Contract Owner may either select a different model or terminate their participation in the DAP.

Changing Models

Effective May 1, 2010, Contract Owners that wish to no longer participate in their current model are not permitted to change models.  Contract Owners who are participating in the DAP can keep Contract Value allocated to current model.  However, once assets are transferred out of that model, the DAP terminates and cannot be re-elected.

Terminating Participation in the DAP

Contract Owners participating in the DAP may elect to terminate participation in the program at any time.  An election to terminate a contract's DAP must be communicated to Nationwide's home office in writing or electronically through the Contract Owner's Nationwide online account.  If a DAP termination request is received by Nationwide's home office prior to 25 minutes before the close of the New York Stock Exchange (generally, 3:35 p.m. Eastern Time) on any Valuation Day, the termination will be effective as of that day; if received later than 25 minutes before the close of the New York Stock Exchange, or on a non-Valuation Day, the termination will be effective as of the next Valuation Day.  When a Contract Owner's participation in the DAP is terminated, the Contract Value will remain invested as it was on the last day of participation in the DAP and the DAP charge will no longer be assessed.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Once a Contract Owner terminates participation in the DAP, the DAP cannot be re-elected.  Upon a Contract Owner's death, Nationwide will terminate the DAP within a reasonable

29

time after such notification, unless Nationwide is instructed otherwise.  Nationwide reserves the right to terminate the availability of the DAP at any time upon written notice to Contract Owners.

Risks Associated with the DAP

Neither Nationwide nor Rydex guarantees that participation in the DAP will result in a profit or protect against a loss.

Rydex may be subject to competing interests that may affect its decisions as to which Sub-Accounts are utilized in the models.  Specifically, the models are comprised of Sub-Accounts that correspond to underlying mutual funds owned by a Rydex affiliate, with such affiliate's investment advisory fees varying from fund to fund.  However, Rydex believes that its responsibilities and obligations to the Contract Owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the Sub-Accounts within the models.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

The Annuity Commencement Date may not be later than the first day of the first calendar month after the annuitant's 90th birthday unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than:

•	the age (or date) specified in the contract (the Annuity Commencement Date as specified by the Contract Owner and reflected on the contract's data page); or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For contracts issued as Non-Qualified Contract or Roth-IRAs contracts, the Annuity Commencement Date is the Contract Owner's 90th birthday unless the Contract Owner specifies otherwise.

For all other types of contracts, the Annuity Commencement Date is the date when the Contract Owner reaches age 70½ unless the Contract Owner specifies otherwise.  The Contract Owner may not, however, extend the Annuity Commencement

Date to a date after the Contract Owner's 90th birthday.  For joint owners the older Contract Owner's age will be used.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

If the Contract Owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in "Appendix A: Underwriting Mutual Funds."

The first payment under a variable payment annuity is determined on the Annuitization Date based on the annuitant's age (in accordance with the contract) by:

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(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the Valuation Period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $ 100 , in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $ 100 .  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant's death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case of the Life Annuity payment option, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

If the Contract Owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

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Individual Retirement Annuities and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code.  See "Required Distributions" in "Appendix C: Contract Types and Tax Information."

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the Contract Owner who is not the annuitant dies before the Annuitization Date, no death benefit is payable and the joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the last surviving Contract Owner's estate becomes the Contract Owner.

If the Contract Owner and annuitant are the same, and the Contract Owner/annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

A joint owner will receive a death benefit if a Contract Owner/annuitant dies before the Annuitization Date.

If the Contract Owner/annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

In lieu of the standard death benefit, an applicant can elect an available death benefit option at the time of application.  Not all death benefit options may be available in all states.  If no optional death benefit is elected at the time of application, the death benefit will equal the Contract Value.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.

Highest Anniversary Death Benefit Option

If the annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

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Highest Anniversary or 5% Enhanced Death Benefit Option

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  If the annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of partial surrender(s).

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to

Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

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In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.   On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On

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December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.    On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that

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NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful "revenue sharing" payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 5701
Securities Act of 1933 Registration File No. 333-62692

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund in which this Sub-Account invests assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account may invest in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.

ATF:	This Sub-Account is an Actively Traded Fund (see "Frequent Trading and Transfer Restrictions" earlier in the prospectus).
LTF:	This Sub-Account is a Limited Transfer Fund (see "Frequent Trading and Transfer Restrictions" earlier in the prospectus).

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K Limited
Investment Objective:	Seeks high total investment return.
Designation: LTF

Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.
Designation: STTF, LTF

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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.
Designation: STTF, LTF

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.
Designation: LTF

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

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Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund ("Balanced Fund" or the "Fund") seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF, LTF

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative Fund" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF, LTF

41

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF, LTF

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks Maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to do achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

Designation: LTF

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Designation: LTF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Designation: LTF

42

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives such as options, futures contracts or sweep agreements.

Designation: LTF

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.

Designation: LTF

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
Investment Adviser:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Adviser:	Pioneer Investment Management, Inc.
Investment Objective:
Maximize total return through a combination of income and capital appreciation.  Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Designation: LTF

ProFunds - ProFund VP Access High Yield
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF

ProFunds - ProFund VP Asia 30
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF

ProFunds - ProFund VP Bear
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.
Designation: ATF

ProFunds - ProFund VP Bull
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.
Designation: ATF

43

ProFunds - ProFund VP Emerging Markets
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.
Designation: ATF

ProFunds - ProFund VP Europe 30
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF

ProFunds - ProFund VP International
Investment Adviser:	ProFund Advisors LLC
Investment Objective:
ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.

Designation: ATF

ProFunds - ProFund VP Japan
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF

ProFunds - ProFund VP NASDAQ-100
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF

ProFunds - ProFund VP Oil and Gas
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Designation: ATF

ProFunds - ProFund VP Rising Rates Opportunity
Investment Adviser:	ProFund Advisors LLC
Investment Objective:
ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

Designation: ATF

ProFunds - ProFund VP Short Emerging Markets
Investment Adviser:	ProFund Advisors LLC
Investment Objective:
ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.

Designation: ATF

ProFunds - ProFund VP Short International
Investment Adviser:	ProFund Advisors LLC
Investment Objective:
ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.

Designation: ATF

44

ProFunds - ProFund VP Short NASDAQ-100
Investment Adviser:	ProFund Advisors LLC
Investment Objective:
ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Designation: ATF

ProFunds - ProFund VP U.S. Government Plus
Investment Adviser:	ProFund Advisors LLC
Investment Objective:
ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

Designation: ATF

ProFunds - ProFund VP Ultra NASDAQ-100
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.
Designation: ATF

ProFunds - ProFund VP Ultra Short NASDAQ-100
Investment Adviser:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF

Rydex Variable Trust - Banking Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF

Rydex Variable Trust - Basic Materials Fund
Investment Adviser:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Designation: ATF

Rydex Variable Trust - Biotechnology Fund
Investment Adviser:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Designation: ATF

Rydex Variable Trust - Commodities Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF

Rydex Variable Trust - Consumer Products Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF

45

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF

Rydex Variable Trust - Electronics Fund
Investment Adviser:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Designation: ATF

Rydex Variable Trust - Energy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF

Rydex Variable Trust - Energy Services Fund
Investment Adviser:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Designation: ATF

Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF

Rydex Variable Trust - Financial Services Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF

Rydex Variable Trust - Health Care Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF

Rydex Variable Trust - Internet Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF

46

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF

Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF

Rydex Variable Trust - Japan 2x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF

Rydex Variable Trust - Leisure Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF

Rydex Variable Trust - NASDAQ-100® Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF

47

Rydex Variable Trust - Nova Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF

Rydex Variable Trust - Precious Metals Fund
Investment Adviser:	Security Global Investors
Investment Objective:
Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Designation: ATF

Rydex Variable Trust - Real Estate Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF

Rydex Variable Trust - Retailing Fund
Investment Adviser:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Designation: ATF

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF

Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF

Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Citigroup Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Citigroup Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Citigroup Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Citigroup Pure Growth Index.
Designation: ATF

48

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Citigroup Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Citigroup Pure Value Index.
Designation: ATF

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF

Rydex Variable Trust - Technology Fund
Investment Adviser:	Security Global Investors
Investment Objective:
Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Designation: ATF

Rydex Variable Trust - Telecommunications Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF

Rydex Variable Trust - Transportation Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF

Rydex Variable Trust - Utilities Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Adviser:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF

Rydex|SGI Variable Trust - All-Asset Aggressive Strategy Fund (formerly, Rydex Variable Trust - All-Asset Aggressive Strategy Fund)
Investment Adviser:	Security Global Investors
Investment Objective:	Seeks growth of capital.
Designation: FF, LTF

Rydex|SGI Variable Trust - All-Asset Conservative Strategy Fund (formerly, Rydex Variable Trust - All-Asset Conservative Strategy Fund)
Investment Adviser:	Security Global Investors
Investment Objective:	Primarily seeks preservation of capital and, secondarily seeks long-term growth of capital.
Designation: FF, LTF

49

Rydex|SGI Variable Trust - All-Asset Moderate Strategy Fund (formerly, Rydex Variable Trust - All-Asset Moderate Strategy Fund)
Investment Adviser:	Security Global Investors
Investment Objective:	Primarily seeks growth of capital and, secondarily seeks preservation of capital.
Designation: FF, LTF

Rydex|SGI Variable Trust - All-Cap Opportunity Fund (formerly, Rydex Variable Trust - All-Cap Opportunity Fund)
Investment Adviser:	Security Global Investors
Investment Objective:	Long-term capital appreciation.
Designation: LTF

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund (formerly, Rydex Variable Trust - Alternative Strategies Allocation Fund)
Investment Adviser:	Security Global Investors
Investment Objective:	Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.
Designation: FF, LTF

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund (formerly, Rydex Variable Trust - CLS AdvisorOne Amerigo Fund)
Investment Adviser:	Security Global Investors
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: ATF

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund (formerly, Rydex Variable Trust - CLS AdvisorOne Clermont Fund)
Investment Adviser:	Security Global Investors
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: ATF

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund (formerly, Rydex Variable Trust - CLS AdvisorOne Berolina Fund)
Investment Adviser:	Security Global Investors
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: ATF

Rydex|SGI Variable Trust - DWA Flexible Allocation Fund (formerly, Rydex Variable Trust - DWA Flexible Allocation Fund)
Investment Adviser:	Security Global Investors
Sub-adviser:	Dorsey, Wright & Associates, Inc.
Investment Objective:	Seeks to provide capital appreciation with capital preservation as a secondary objective.
Designation: LTF

Rydex|SGI Variable Trust - DWA Sector Rotation Fund (formerly, Rydex Variable Trust - DWA Sector Rotation Fund)
Investment Adviser:	Security Global Investors
Sub-adviser:	Dorsey, Wright & Associates, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LTF

Rydex|SGI Variable Trust - International Opportunity Fund (formerly, Rydex Variable Trust - International Opportunity Fund)
Investment Adviser:	Security Global Investors
Sub-adviser:	Valu-Trac
Investment Objective:
The fund seeks long term capital appreciation.  The fund seeks to achieve its Investment Objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI EAFE (Europe, Australasia and Far East) Index (the "Index") and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index.

Designation: LTF

50

Rydex|SGI Variable Trust - Managed Futures Strategy Fund (formerly, Rydex Variable Trust - Managed Futures Strategy Fund)
Investment Adviser:	Security Global Investors
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund (formerly, Rydex Variable Trust - Multi-Hedge Strategies Fund)
Investment Adviser:	Security Global Investors
Investment Objective:
Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

Designation: LTF

51

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with all available optional benefits available on December 31, 2009 (the maximum Variable Account charge of 2.40%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those periods with an (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                1-866-233-3223, TDD 1-800-238-3035

writing:                                Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                      www.nationwide.com

The following funds were added to the Variable Account effective May 1, 2010, therefore, no Condensed Financial Information is available:

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund: Class III
Credit Suisse Trust
•	Commodity Return Strategy Portfolio
Franklin Templeton Variable Insurance Products Trust
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Nationwide Variable Insurance Trust
•	NVIT Cardinal SM Aggressive Fund: Class II
•	NVIT Cardinal SM Balanced Fund: Class II
•	NVIT Cardinal SM Capital Appreciation Fund: Class II
•	NVIT Cardinal SM Conservative Fund: Class II
•	NVIT Cardinal SM Moderate Fund: Class II
•	NVIT Cardinal SM Moderately Aggressive Fund: Class II
•	NVIT Cardinal SM Moderately Conservative Fund: Class II
•	NVIT Emerging Markets Fund: Class III
•	NVIT Investor Destinations Balanced Fund: Class VI
•	NVIT Investor Destinations Capital Appreciation Fund: Class VI
•	NVIT Multi-Manager International Growth Fund: Class VI
•	NVIT Multi-Manager International Value Fund-Class VI
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
PIMCO Variable Insurance Trust
•	Commodity RealReturn® Strategy Portfolio: Advisor Class
•	Emerging Markets Bond Portfolio: Advisor Class
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Global Bond (Unhedged): Advisor Class
•	High Yield Portfolio: Administrative Class
Pioneer Variable Contracts Trust
•	Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer High Yield VCT Portfolio: Class II

52

ProFunds
•	ProFund VP Access High Yield
•	ProFund VP Asia 30
•	ProFund VP Bear
•	ProFund VP Bull
•	ProFund VP Emerging Markets
•	ProFund VP Europe 30
•	ProFund VP International
•	ProFund VP Japan
•	ProFund VP NASDAQ-100
•	ProFund VP Oil and Gas
•	ProFund VP Rising Rates Opportunity
•	ProFund VP Short Emerging Markets
•	ProFund VP Short International
•	ProFund VP Short NASDAQ-100
•	ProFund VP U.S. Government Plus
•	ProFund VP Ultra NASDAQ-100
•	ProFund VP Ultra Short NASDAQ-100
Rydex|SGI Variable Trust
•	All-Asset Aggressive Strategy Fund
•	All-Asset Conservative Strategy Fund
•	All-Asset Moderate Strategy Fund
•	DWA Flexible Allocation Fund
•	DWA Sector Rotation Fund
No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.989294	10.493978	16.74%	92,609	2009
	13.902389	8.989294	-35.34%	84,217	2008
	14.074488	13.902389	-1.22%	118,419	2007
	12.159935	14.074488	15.74%	192,225	2006
	11.756563	12.159935	3.43%	100,746	2005
	10.525732	11.756563	11.69%	62,053	2004
	8.231800	10.525732	27.87%	21,322	2003
	10.000000	8.231800	-17.68%	27,149	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	7.188079	9.559437	32.99%	20,826	2009
	12.434677	7.188079	-42.19%	16,458	2008
	10.393580	12.434677	19.64%	45,630	2007
	10.870614	10.393580	-4.39%	79,699	2006
	10.763398	10.870614	1.00%	89,757	2005
	9.837267	10.763398	9.41%	24,037	2004
	7.965593	9.837267	23.50%	3,681	2003
	10.000000	7.965593	-20.34%	20,383	2002*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	10.301128	12.204817	18.48%	105,185	2009
	14.231919	10.301128	-27.62%	144,035	2008
	15.178318	14.231919	-6.24%	146,727	2007
	12.940540	15.178318	17.29%	312,472	2006
	12.463283	12.940540	3.83%	170,033	2005
	11.027630	12.463283	13.02%	129,405	2004
	8.650683	11.027630	27.48%	38,324	2003
	10.000000	8.650683	-13.49%	25,164	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.405189	13.933018	33.90%	201,766	2009
	18.367123	10.405189	-43.35%	337,282	2008
	15.841706	18.367123	15.94%	513,488	2007
	14.382262	15.841706	10.15%	393,422	2006
	12.469773	14.382262	15.34%	373,815	2005
	10.955525	12.469773	13.82%	132,240	2004
	8.646375	10.955525	26.71%	60,835	2003
	10.000000	8.646375	-13.54%	25,529	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	8.109964	10.417301	28.45%	176,781	2009
	14.347754	8.109964	-43.48%	224,634	2008
	14.333388	14.347754	0.10%	308,261	2007
	12.094235	14.333388	18.51%	444,759	2006
	11.584614	12.094235	4.40%	260,419	2005
	10.541627	11.584614	9.89%	98,808	2004
	8.196128	10.541627	28.62%	31,947	2003
	10.000000	8.196128	-18.04%	5,085	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	7.133178	9.023836	26.51%	162,815	2009
	13.695686	7.133178	-47.92%	126,202	2008
	10.939741	13.695686	25.19%	462,950	2007
	10.383122	10.939741	5.36%	134,259	2006
	9.953899	10.383122	4.31%	200,685	2005
	9.764143	9.953899	1.94%	66,766	2004
	7.454945	9.764143	30.98%	35,482	2003
	10.000000	7.454945	-25.45%	10,092	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	8.003576	11.557222	44.40%	1,417,507	2009
	11.260798	8.003576	-28.93%	435,022	2008
	11.042678	11.260798	1.98%	74,710	2007
	10.100274	11.042678	9.33%	48,074	2006
	10.000000	10.100274	1.00%	5,276	2005*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Government Bond Fund: Class III - Q/NQ	13.056405	13.253915	1.51%	444,897	2009
	12.260965	13.056405	6.49%	372,432	2008
	11.576159	12.260965	5.92%	374,061	2007
	11.331337	11.576159	2.16%	243,870	2006
	11.109557	11.331337	2.00%	205,176	2005
	10.883104	11.109557	2.08%	183,065	2004
	10.781715	10.883104	0.94%	98,862	2003
	10.000000	10.781715	7.82%	68,307	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	9.012803	11.347314	25.90%	161,790	2009
	14.446779	9.012803	-37.61%	80,923	2008
	13.792855	14.446779	4.74%	147,495	2007
	11.933820	13.792855	15.58%	164,066	2006
	11.182797	11.933820	6.72%	117,629	2005
	10.000000	11.182797	11.83%	19,888	2004*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.735031	11.592735	7.99%	229,890	2009
	11.574684	10.735031	-7.25%	179,945	2008
	11.107227	11.574684	4.21%	71,721	2007
	10.586857	11.107227	4.92%	168,038	2006
	10.358800	10.586857	2.20%	145,586	2005
	10.000000	10.358800	3.59%	19,100	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.810602	11.576707	18.00%	288,608	2009
	12.951058	9.810602	-24.25%	257,289	2008
	12.395483	12.951058	4.48%	241,782	2007
	11.251640	12.395483	10.17%	193,260	2006
	10.788731	11.251640	4.29%	177,123	2005
	10.000000	10.788731	7.89%	42,257	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.299503	11.670673	13.31%	87,095	2009
	12.261815	10.299503	-16.00%	95,423	2008
	11.722961	12.261815	4.60%	96,259	2007
	10.940589	11.722961	7.15%	71,702	2006
	10.575547	10.940589	3.45%	50,033	2005
	10.000000	10.575547	5.76%	3,176	2004*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	9.396950	11.543390	22.84%	228,739	2009
	13.855661	9.396950	-32.18%	254,642	2008
	13.204627	13.855661	4.93%	276,663	2007
	11.660052	13.204627	13.25%	203,994	2006
	11.007650	11.660052	5.93%	143,753	2005
	10.000000	11.007650	10.08%	40,763	2004*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.993664	-0.06%	5,551,458	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.317693	23.18%	11,109	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.685086	8.434251	26.17%	5,529	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	9.350568	11.676486	24.87%	9,208	2009

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.775295	13.018887	33.18%	38,329	2009
	15.992248	9.775295	-38.87%	31,216	2008
	15.844886	15.992248	0.93%	41,911	2007
	14.303059	15.844886	10.78%	81,632	2006
	12.883483	14.303059	11.02%	66,403	2005
	10.946885	12.883483	17.69%	15,245	2004
	7.854705	10.946885	39.37%	17,820	2003
	10.000000	7.854705	-21.45%	4,672	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	8.180732	10.202484	24.71%	2,977	2009
	14.157586	8.180732	-42.22%	4,894	2008
	13.235171	14.157586	6.97%	17,123	2007
	11.774685	13.235171	12.40%	59,194	2006
	11.095617	11.774685	6.12%	51,523	2005
	10.219517	11.095617	8.57%	6,367	2004
	8.109700	10.219517	26.02%	2,560	2003
	10.000000	8.109700	-18.90%	4,433	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.612566	6.312005	-4.55%	59,851	2009
	11.370105	6.612566	-41.84%	127,232	2008
	15.775194	11.370105	-27.92%	75,935	2007
	14.345009	15.775194	9.97%	91,962	2006
	14.924061	14.345009	-3.88%	39,053	2005
	13.158620	14.924061	13.42%	41,009	2004
	10.104478	13.158620	30.23%	73,221	2003
	10.302548	10.104478	-1.92%	25,905	2002
	10.000000	10.302548	3.03%	8,875	2001*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	13.245718	20.354782	53.67%	131,995	2009
	24.541698	13.245718	-46.03%	124,992	2008
	18.533610	24.541698	32.42%	335,938	2007
	15.330613	18.533610	20.89%	270,767	2006
	14.906475	15.330613	2.85%	132,249	2005
	12.479977	14.906475	19.44%	217,906	2004
	9.603806	12.479977	29.95%	379,381	2003
	11.135186	9.603806	-13.75%	10,189	2002
	10.000000	11.135186	11.35%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.160831	9.546440	16.98%	89,296	2009
	9.357862	8.160831	-12.79%	269,603	2008
	9.067923	9.357862	3.20%	94,051	2007
	9.488486	9.067923	-4.43%	79,873	2006
	8.673278	9.488486	9.40%	242,690	2005
	8.678797	8.673278	-0.06%	41,954	2004
	6.177872	8.678797	40.48%	108,631	2003
	11.436499	6.177872	-45.98%	19,412	2002
	10.000000	11.436499	14.36%	1,266	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.683557	5.164979	10.28%	340,434	2009
	9.294898	4.683557	-49.61%	240,532	2008
	7.177332	9.294898	29.50%	275,482	2007
	8.840859	7.177332	-18.82%	75,975	2006
	10.000000	8.840859	-11.59%	31,638	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.651076	14.896410	17.75%	106,469	2009
	16.705865	12.651076	-24.27%	96,004	2008
	15.215528	16.705865	9.79%	100,352	2007
	13.107925	15.215528	16.08%	131,789	2006
	13.312717	13.107925	-1.54%	31,508	2005
	11.886246	13.312717	12.00%	107,024	2004
	9.867686	11.886246	20.46%	59,697	2003
	10.355991	9.867686	-4.72%	29,763	2002
	10.000000	10.355991	3.56%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.352421	7.241596	35.30%	377,151	2009
	14.143597	5.352421	-62.16%	457,514	2008
	13.230610	14.143597	6.90%	227,834	2007
	10.252645	13.230610	29.05%	221,205	2006
	10.782122	10.252645	-4.91%	122,833	2005
	10.000000	10.782122	7.82%	183,294	2004*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Electronics Fund - Q/NQ	4.635020	7.873594	69.87%	211,336	2009
	9.398954	4.635020	-50.69%	27,048	2008
	9.752427	9.398954	-3.62%	20,444	2007
	9.626347	9.752427	1.31%	10,509	2006
	9.374996	9.626347	2.68%	57,630	2005
	12.155900	9.374996	-22.88%	221,280	2004
	7.241171	12.155900	67.87%	203,031	2003
	14.145323	7.241171	-48.81%	10,979	2002
	10.000000	14.145323	41.45%	1,725	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	14.921946	20.429160	36.91%	105,297	2009
	27.973373	14.921946	-46.66%	178,645	2008
	21.244157	27.973373	31.68%	300,446	2007
	19.200634	21.244157	10.64%	198,671	2006
	14.019810	19.200634	36.95%	242,588	2005
	10.722492	14.019810	30.75%	226,754	2004
	8.817860	10.722492	21.60%	275,327	2003
	10.313664	8.817860	-14.50%	101,152	2002
	10.000000	10.313664	3.14%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	14.262018	22.897854	60.55%	143,019	2009
	34.031250	14.262018	-58.09%	133,471	2008
	25.112820	34.031250	35.51%	214,827	2007
	22.890848	25.112820	9.71%	141,325	2006
	15.614496	22.890848	46.60%	237,854	2005
	11.811050	15.614496	32.20%	77,398	2004
	11.021212	11.811050	7.17%	117,924	2003
	12.680697	11.021212	-13.09%	24,076	2002
	10.000000	12.680697	26.81%	1,613	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.534845	11.444428	34.09%	184,690	2009
	19.128094	8.534845	-55.38%	176,084	2008
	17.116166	19.128094	11.75%	446,601	2007
	13.369428	17.116166	28.02%	392,099	2006
	12.716325	13.369428	5.14%	311,299	2005
	11.075208	12.716325	14.82%	414,645	2004
	7.830613	11.075208	41.43%	534,434	2003
	11.057089	7.830613	-29.18%	50,746	2002
	10.000000	11.057089	10.57%	0	2001*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.304689	7.458789	18.31%	153,895	2009
	12.276218	6.304689	-48.64%	135,405	2008
	15.295892	12.276218	-19.74%	62,489	2007
	13.255559	15.295892	15.39%	189,747	2006
	12.971124	13.255559	2.19%	164,801	2005
	11.204171	12.971124	15.77%	120,559	2004
	8.791528	11.204171	27.44%	84,911	2003
	10.475591	8.791528	-16.08%	19.453	2002
	10.000000	10.475591	4.76%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	18.772685	12.703793	-32.33%	147,772	2009
	13.113130	18.772685	43.16%	370,537	2008
	12.089355	13.113130	8.47%	315,112	2007
	12.627431	12.089355	-4.26%	222,399	2006
	11.862222	12.627431	6.45%	520,493	2005
	11.074032	11.862222	7.12%	405,891	2004
	11.324252	11.074032	-2.21%	290,745	2003
	9.660145	11.324252	17.23%	100,664	2002
	10.000000	9.660145	-3.40%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	9.120033	11.237162	23.21%	176,296	2009
	12.278483	9.120033	-25.72%	260,832	2008
	11.716235	12.278483	4.80%	168,503	2007
	11.275709	11.716235	3.91%	137,378	2006
	10.309163	11.275709	9.38%	198,679	2005
	9.818013	10.309163	5.00%	162,730	2004
	7.653601	9.818013	28.28%	120,475	2003
	9.839345	7.653601	-22.21%	32,347	2002
	10.000000	9.839345	-1.61%	0	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	9.178537	15.047987	63.95%	90,692	2009
	16.844570	9.178537	-45.51%	27,541	2008
	15.437753	16.844570	9.11%	107,945	2007
	14.235823	15.437753	8.44%	89,595	2006
	14.601909	14.235823	-2.51%	168,555	2005
	12.748252	14.601909	14.54%	112,822	2004
	7.844840	12.748252	62.50%	135,414	2003
	14.006514	7.844840	-43.99%	13,965	2002
	10.000000	14.006514	40.07%	0	2001*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.762742	5.341368	-45.29%	146,056	2009
	6.140424	9.762742	58.99%	109,116	2008
	6.825793	6.140424	-10.04%	76,616	2007
	8.826352	6.825793	-22.67%	239,283	2006
	8.785848	8.826352	0.46%	52,799	2005
	10.000000	8.785848	-12.14%	58,091	2004*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.670499	6.693380	18.04%	486,250	2009
	8.219706	5.670499	-31.01%	280,065	2008
	8.708860	8.219706	-5.62%	207,004	2007
	8.149326	8.708860	6.87%	430,618	2006
	8.699668	8.149326	-6.33%	369,368	2005
	9.851634	8.699668	-11.69%	422,442	2004
	10.000000	9.851634	-1.48%	148,083	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.709842	6.212076	-36.02%	22,276	2009
	7.307483	9.709842	32.88%	33,113	2008
	7.542666	7.307483	-3.12%	36,621	2007
	7.933739	7.542666	-4.93%	118,580	2006
	8.738896	7.933739	-9.21%	27,311	2005
	10.000000	8.738896	-12.61%	7,757	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	6.182135	3.661796	-40.77%	496,608	2009
	4.224987	6.182135	46.32%	119,579	2008
	4.817969	4.224987	-12.31%	244,883	2007
	4.943186	4.817969	-2.53%	490,073	2006
	4.937786	4.943186	0.11%	189,155	2005
	5.665548	4.937786	-12.85%	182,623	2004
	9.151251	5.665548	-38.09%	186,582	2003
	6.916610	9.151251	32.31%	175,961	2002
	10.000000	6.916610	-30.83%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	9.100290	6.039865	-33.63%	242,376	2009
	7.383028	9.100290	23.26%	76,018	2008
	7.088828	7.383028	4.15%	108,287	2007
	8.144778	7.088828	-12.96%	220,905	2006
	8.498725	8.144778	-4.16%	115,091	2005
	10.000000	8.498725	-15.01%	9,685	2004*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.996140	6.442719	-28.38%	618,729	2009
	6.535677	8.996140	37.65%	206,465	2008
	6.557795	6.535677	-0.34%	354,919	2007
	7.172039	6.557795	-8.56%	337,630	2006
	7.311622	7.172039	-1.91%	324,390	2005
	8.237587	7.311622	-11.24%	299,168	2004
	10.914391	8.237587	-24.53%	135,326	2003
	9.076802	10.914391	20.24%	132,236	2002
	10.000000	9.076802	-9.23%	625	2001*

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.598005	9.288706	22.25%	59,695	2009
	11.468090	7.598005	-33.75%	128,538	2008
	13.070149	11.468090	-12.26%	73,537	2007
	12.575856	13.070149	3.93%	207,706	2006
	10.570918	12.575856	18.97%	598,105	2005
	9.692643	10.570918	9.06%	153,701	2004
	7.125000	9.692643	36.04%	127,189	2003
	8.601313	7.125000	-17.16%	14,312	2002
	10.000000	8.601313	-13.99%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.947816	12.093167	35.15%	59,823	2009
	17.781792	8.947816	-49.68%	16,170	2008
	18.458246	17.781792	-3.66%	28,856	2007
	15.123240	18.458246	22.05%	166,409	2006
	16.081745	15.123240	-5.96%	18,281	2005
	13.134496	16.081745	22.44%	209,284	2004
	9.850335	13.134496	33.34%	66,917	2003
	11.690551	9.850335	-15.74%	7,431	2002
	10.000000	11.690551	16.91%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.442032	14.223663	50.64%	105,765	2009
	21.149756	9.442032	-55.36%	168,650	2008
	20.654432	21.149756	2.40%	163,330	2007
	18.914906	20.654432	9.20%	143,532	2006
	16.774277	18.914906	12.76%	333,479	2005
	13.892954	16.774277	20.74%	229,583	2004
	9.220137	13.892954	50.68%	232,424	2003
	12.344390	9.220137	-25.31%	47,753	2002
	10.000000	12.344390	23.44%	488	2001*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100 ® 2x Strategy Fund - Q/NQ	3.503433	7.542969	115.30%	390,570	2009
	12.935014	3.503433	-72.92%	437,087	2008
	10.207461	12.935014	26.72%	437,034	2007
	9.847099	10.207461	3.66%	260,252	2006
	10.272747	9.847099	-4.14%	480,769	2005
	9.099366	10.272747	12.90%	999,207	2004
	4.634022	9.099366	96.36%	310,980	2003
	15.353386	4.634022	-69.82%	133,785	2002
	10.000000	15.353386	53.53%	0	2001*

Rydex Variable Trust - NASDAQ-100 ® Fund - Q/NQ	8.861757	13.315080	50.25%	242,227	2009
	15.433917	8.861757	-42.58%	120,415	2008
	13.252407	15.433917	16.46%	260,762	2007
	12.674459	13.252407	4.56%	166,631	2006
	12.680465	12.674459	-0.05%	243,774	2005
	11.731438	12.680465	8.09%	754,362	2004
	8.161230	11.731438	43.75%	160,597	2003
	13.502288	8.161230	-39.56%	26,362	2002
	10.000000	13.502288	35.02%	4,801	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	6.077306	8.140463	33.95%	507,133	2009
	13.505039	6.077306	-55.00%	228,038	2008
	13.510922	13.505039	-0.04%	345,385	2007
	11.459012	13.510922	17.91%	505,362	2006
	11.149791	11.459012	2.77%	528,778	2005
	9.840538	11.149791	13.30%	821,362	2004
	7.152002*	9.840538	37.59%	500,876	2003
	11.256940	7.152002*	-36.47%	113,589	2002
	10.000000	11.256940	12.57%	4,063	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	16.530467	24.386260	47.52%	300,134	2009
	27.220790	16.530467	-39.27%	288,507	2008
	23.035143	27.220790	18.17%	239,265	2007
	19.190145	23.035143	20.04%	238,327	2006
	16.058647	19.190145	19.50%	268,503	2005
	18.937535	16.058647	-15.20%	171,902	2004
	13.596420	18.937535	39.28%	175,559	2003
	9.447667	13.596420	43.91%	210,896	2002
	10.000000	9.447667	-5.52%	4,868	2001*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.653444	13.191611	23.82%	129,769	2009
	18.467932	10.653444	-42.31%	98,752	2008
	23.100685	18.467932	-20.05%	84,369	2007
	17.876161	23.100685	29.23%	257,195	2006
	16.877142	17.876161	5.92%	144,859	2005
	13.179686	16.877142	28.05%	226,442	2004
	10.231690	13.179686	28.81%	48,888	2003
	10.467730	10.231690	-2.25%	29,915	2002
	10.000000	10.467730	4.68%	4,763	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	8.634008	12.309188	42.57%	24,702	2009
	13.026525	8.634008	-33.72%	88,599	2008
	15.079053	13.026525	-13.61%	20,713	2007
	13.857675	15.079053	8.81%	31,660	2006
	13.290296	13.857675	4.27%	14,923	2005
	12.216001	13.290296	8.79%	87,884	2004
	9.135884	12.216001	33.71%	56,484	2003
	11.835742	9.135884	-22.81%	1,813	2002
	10.000000	11.835742	18.36%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.865915	11.683388	31.78%	83,153	2009
	18.442661	8.865915	-51.93%	166,824	2008
	20.006629	18.442661	-7.82%	149,770	2007
	16.747069	20.006629	19.46%	1,006,925	2006
	16.302944	16.747069	2.72%	623,100	2005
	13.172980	16.302944	23.76%	1,792,370	2004
	8.111826	13.172980	62.39%	1,713,918	2003
	12.712705	8.111826	-36.19%	872,144	2002
	10.000000	12.712705	27.13%	590,486	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.329333	6.264193	44.69%	449,753	2009
	13.680530	4.329333	-68.35%	746,922	2008
	13.756226	13.680530	-0.55%	175,955	2007
	11.249719	13.756226	22.28%	358,907	2006
	11.007672	11.249719	2.20%	158,304	2005
	9.525916	11.007672	15.55%	121,328	2004
	6.219418	9.525916	53.16%	1,540,330	2003
	11.652985	6.219418	-46.63%	78,909	2002
	10.000000	11.652985	16.53%	0	2001*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.690287	9.737339	45.54%	230,411	2009
	11.247697	6.690287	-40.52%	136,556	2008
	10.846436	11.247697	3.70%	188,593	2007
	10.409753	10.846436	4.19%	142,582	2006
	10.346916	10.409753	0.61%	90,507	2005
	10.000000	10.346916	3.47%	209,570	2004*

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.348554	9.492113	49.52%	140,288	2009
	12.508650	6.348554	-49.25%	157,822	2008
	13.372720	12.508650	-6.46%	118,768	2007
	11.497223	13.372720	16.31%	564,616	2006
	11.162898	11.497223	2.99%	142,472	2005
	10.000000	11.162898	11.63%	73,398	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	8.185100	12.688052	55.01%	187,689	2009
	12.967810	8.185100	-36.88%	136,610	2008
	12.096993	12.967810	7.20%	233,432	2007
	11.866251	12.096993	1.94%	146,294	2006
	10.769306	11.866251	10.19%	435,493	2005
	10.000000	10.769306	7.69%	122,462	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.424888	11.394786	53.47%	241,017	2009
	13.325268	7.424888	-44.28%	84,267	2008
	14.167806	13.325268	-5.95%	98,056	2007
	12.241776	14.167806	15.73%	143,671	2006
	11.432424	12.241776	7.08%	133,756	2005
	10.000000	11.432424	14.32%	271,249	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.237088	10.908356	32.43%	104,085	2009
	12.687221	8.237088	-35.08%	169,435	2008
	12.849542	12.687221	-1.26%	117,362	2007
	12.065848	12.849542	6.50%	177,496	2006
	11.493338	12.065848	4.98%	224,123	2005
	10.000000	11.493338	14.93%	292,520	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.217076	9.972322	60.40%	181,950	2009
	11.131536	6.217076	-44.15%	162,683	2008
	14.140714	11.131536	-21.28%	70,349	2007
	12.000006	14.140714	17.84%	274,581	2006
	11.713359	12.000006	2.45%	183,676	2005
	10.000000	11.713359	17.13%	298,042	2004*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.353109	6.949263	-16.81%	47,127	2009
	8.004957	8.353109	4.35%	68,173	2008
	9.088290	8.004957	-11.92%	31,759	2007
	10.286860	9.088290	-11.65%	7,678	2006
	10.000000	10.286860	2.87%	5,241	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	8.042347	12.370259	53.81%	172,727	2009
	14.904288	8.042347	-46.04%	91,877	2008
	13.660647	14.904288	9.10%	148,790	2007
	13.050397	13.660647	4.68%	65,032	2006
	12.803422	13.050397	1.93%	108,584	2005
	12.805138	12.803422	-0.01%	163,790	2004
	8.029639	12.805138	59.47%	110,277	2003
	13.340880	8.029639	-39.81%	56,326	2002
	10.000000	13.340880	33.41%	2,627	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	6.208622	7.897611	27.20%	102,359	2009
	11.490409	6.208622	-45.97%	71,209	2008
	10.642985	11.490409	7.96%	135,244	2007
	9.008629	10.642985	18.14%	102,639	2006
	9.008350	9.008629	0.00%	55,060	2005
	8.087695	9.008350	11.38%	132,835	2004
	6.120431	8.087695	32.14%	152,782	2003
	10.248649	6.120431	-40.28%	73,126	2002
	10.000000	10.248649	2.49%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	11.563371	13.417697	16.04%	69,125	2009
	15.651490	11.563371	-26.12%	138,387	2008
	17.353631	15.651490	-9.81%	20,698	2007
	16.347878	17.353631	6.15%	30,465	2006
	15.244346	16.347878	7.24%	138,779	2005
	12.539029	15.244346	21.58%	187,324	2004
	10.525863	12.539029	19.13%	35,062	2003
	12.056821	10.525863	-12.70%	10,560	2002
	10.000000	12.056821	20.57%	0	2001*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Utilities Fund - Q/NQ	9.049477	10.179554	12.49%	179,680	2009
	12.999381	9.049477	-30.39%	186,312	2008
	11.652407	12.999381	11.56%	287,676	2007
	9.744681	11.652407	19.58%	431,014	2006
	8.915836	9.744681	9.30%	160,983	2005
	7.688459	8.915836	15.96%	251,414	2004
	6.202486	7.688459	23.96%	391,502	2003
	9.341214	6.202486	-33.60%	223,472	2002
	10.000000	9.341214	-6.59%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.359173	11.970302	5.38%	81,289	2009
	13.093703	11.359173	-13.25%	98,684	2008
	11.214831	13.093703	16.75%	82,157	2007
	9.720048	11.214831	15.38%	63,200	2006
	10.000000	9.720048	-2.80%	11,192	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.519028	11.977801	25.83%	207,602	2009
	16.249173	9.519028	-41.42%	304,753	2008
	13.392897	16.249173	21.33%	424,680	2007
	12.163376	13.392897	10.11%	367,419	2006
	10.820869	12.163376	12.41%	389,481	2005
	9.887358	10.820869	9.44%	267,788	2004
	7.700099	9.887358	28.41%	202,112	2003
	10.000000	7.700099	-23.00%	148,681	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.873706	9.843443	-0.31%	18,517	2009
	10.000000	9.873706	-1.26%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.337416	8.733167	37.80%	246,971	2009
	11.265455	6.337416	-43.74%	102,581	2008
	10.017545	11.265455	12.46%	250,428	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.171830	8.284648	34.23%	121,898	2009
	10.790387	6.171830	-42.80%	43,679	2008
	10.000000	10.790387	7.90%	46,078	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.272727	8.812545	21.17%	88,589	2009
	10.521594	7.272727	-30.88%	29,545	2008
	10.020827	10.521594	5.00%	40,251	2007*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.411486	8.225884	28.30%	313,024	2009
	10.000000	6.411486	-35.89%	114,023	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.724310	9.226584	-5.12%	191,817	2009
	10.000000	9.724310	-2.76%	19,804	2008*

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.753879	8.369048	-4.40%	183,098	2009
	10.895483	8.753879	-19.66%	243,561	2008
	10.615800	10.895483	2.63%	229,357	2007
	10.070102	10.615800	5.42%	234,528	2006
	10.000000	10.070102	0.70%	7,604	2005*

67

Maximum Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	9.532137	10.986935	15.26%	0	2009
	14.931202	9.532137	-36.16%	0	2008
	15.310750	14.931202	-2.48%	0	2007
	13.396896	15.310750	14.29%	0	2006
	13.117863	13.396896	2.13%	0	2005
	11.894845	13.117863	10.28%	0	2004
	10.000000	11.894845	18.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	7.828441	10.279469	31.31%	0	2009
	13.716395	7.828441	-42.93%	0	2008
	11.612485	13.716395	18.12%	0	2007
	12.300674	11.612485	-5.59%	0	2006
	12.334859	12.300674	-0.28%	0	2005
	11.417847	12.334859	8.03%	0	2004
	10.000000	11.417847	14.18%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	10.458756	12.234856	16.98%	0	2009
	14.635155	10.458756	-28.54%	0	2008
	15.809432	14.635155	-7.43%	0	2007
	13.650661	15.809432	15.81%	0	2006
	13.315061	13.650661	2.52%	0	2005
	11.932125	13.315061	11.59%	0	2004
	10.000000	11.932125	19.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.674638	14.113069	32.21%	0	2009
	19.084820	10.674638	-44.07%	0	2008
	16.672607	19.084820	14.47%	0	2007
	15.329907	16.672607	8.76%	0	2006
	13.461018	15.329907	13.88%	0	2005
	11.977813	13.461018	12.38%	0	2004
	10.000000	11.977813	19.78%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	8.681715	11.010642	26.83%	0	2009
	15.556658	8.681715	-44.19%	0	2008
	15.741250	15.556658	-1.17%	0	2007
	13.451732	15.741250	17.02%	0	2006
	13.049421	13.451732	3.08%	0	2005
	12.026583	13.049421	8.50%	0	2004
	10.000000	12.026583	20.27%	0	2003*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.105874	10.124692	24.91%	0	2009
	15.763318	8.105874	-48.58%	0	2008
	12.753354	15.763318	23.60%	0	2007
	12.259086	12.753354	4.03%	0	2006
	11.902347	12.259086	3.00%	0	2005
	11.824991	11.902347	0.65%	0	2004
	10.000000	11.824991	18.25%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.679856	10.949742	42.58%	0	2009
	10.943882	7.679856	-29.83%	0	2008
	10.870067	10.943882	0.68%	0	2007
	10.069341	10.870067	7.95%	0	2006
	10.000000	10.069341	0.69%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	10.965352	10.990506	0.23%	0	2009
	10.429137	10.965352	5.14%	0	2008
	9.973407	10.429137	4.57%	0	2007
	9.887152	9.973407	0.87%	0	2006
	9.817437	9.887152	0.71%	0	2005
	9.740490	9.817437	0.79%	0	2004
	10.000000	9.740490	-2.60%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ	8.493535	10.558309	24.31%	0	2009
	13.789252	8.493535	-38.40%	0	2008
	13.334639	13.789252	3.41%	0	2007
	11.684683	13.334639	14.12%	0	2006
	11.089126	11.684683	5.37%	0	2005
	10.000000	11.089126	10.89%	0	2004*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.116774	10.786961	6.62%	0	2009
	11.047815	10.116774	-8.43%	0	2008
	10.738148	11.047815	2.88%	0	2007
	10.365779	10.738148	3.59%	0	2006
	10.272007	10.365779	0.91%	0	2005
	10.000000	10.272007	2.72%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.245512	10.771945	16.51%	0	2009
	12.361610	9.245512	-25.21%	0	2008
	11.983674	12.361610	3.15%	0	2007
	11.016731	11.983674	8.78%	0	2006
	10.698360	11.016731	2.98%	0	2005
	10.000000	10.698360	6.98%	0	2004*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ	8.855591	10.740804	21.29%	0	2009
	13.225014	8.855591	-33.04%	0	2008
	12.765914	13.225014	3.60%	0	2007
	11.416610	12.765914	11.82%	0	2006
	10.915438	11.416610	4.59%	0	2005
	10.000000	10.915438	9.15%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	9.706291	10.859436	11.88%	0	2009
	11.703689	9.706291	-17.07%	0	2008
	11.333436	11.703689	3.27%	0	2007
	10.712128	11.333436	5.80%	0	2006
	10.486948	10.712128	2.15%	0	2005
	10.000000	10.486948	4.87%	0	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.986698	-0.13%	0	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.210603	22.11%	0	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	7.973644	9.932751	24.57%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	10.958219	13.510948	23.30%	0	2009

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	10.723938	14.101677	31.50%	0	2009
	17.769544	10.723938	-39.65%	0	2008
	17.832609	17.769544	-0.35%	0	2007
	16.302970	17.832609	9.38%	0	2006
	14.872304	16.302970	9.62%	0	2005
	12.798511	14.872304	16.20%	0	2004
	10.000000	12.798511	27.99%	0	2003*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	8.692300	10.703371	23.14%	0	2009
	15.236157	8.692300	-42.95%	0	2008
	14.426892	15.236157	5.61%	0	2007
	12.998789	14.426892	10.99%	0	2006
	12.405515	12.998789	4.78%	0	2005
	11.572280	12.405515	7.20%	0	2004
	10.000000	11.572280	15.72%	0	2003*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	5.729653	5.399884	-5.76%	0	2009
	9.978978	5.729653	-42.58%	0	2008
	14.023661	9.978978	-28.84%	0	2007
	12.915108	14.023661	8.58%	0	2006
	13.607990	12.915108	-5.09%	0	2005
	12.151861	13.607990	11.98%	0	2004
	10.000000	12.151861	21.52%	0	2003*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	13.074423	19.837262	51.73%	0	2009
	24.535598	13.074423	-46.71%	0	2008
	18.767514	24.535598	30.73%	0	2007
	15.722288	18.767514	19.37%	0	2006
	15.482512	15.722288	1.55%	0	2005
	13.128136	15.482512	17.93%	0	2004
	10.000000	13.128136	31.28%	0	2003*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.406213	12.019151	15.50%	0	2009
	12.085662	10.406213	-13.90%	0	2008
	11.862052	12.085662	1.89%	0	2007
	12.570906	11.862052	-5.64%	0	2006
	11.637625	12.570906	8.02%	0	2005
	11.794221	11.637625	-1.33%	0	2004
	10.000000	11.794221	17.94%	0	2003*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.493823	4.892985	8.88%	0	2009
	9.032912	4.493823	-50.25%	0	2008
	7.064932	9.032912	27.86%	0	2007
	8.813710	7.064932	-19.84%	0	2006
	10.000000	8.813710	-11.86%	0	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	11.688867	13.589439	16.26%	0	2009
	15.633170	11.688867	-25.23%	0	2008
	14.421813	15.633170	8.40%	0	2007
	12.582787	14.421813	14.62%	0	2006
	12.942565	12.582787	-2.78%	0	2005
	11.703713	12.942565	10.59%	0	2004
	10.000000	11.703713	17.04%	0	2003*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.043874	6.737820	33.58%	0	2009
	13.499871	5.043874	-62.64%	0	2008
	12.791003	13.499871	5.54%	0	2007
	10.038524	12.791003	27.42%	0	2006
	10.691756	10.038524	-6.11%	0	2005
	10.000000	10.691756	6.92%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	5.105609	8.563350	67.72%	0	2009
	10.486333	5.105609	-51.31%	0	2008
	11.020890	10.486333	-4.85%	0	2007
	11.017410	11.020890	0.03%	0	2006
	10.866786	11.017410	1.39%	0	2005
	14.270898	10.866786	-23.85%	0	2004
	10.000000	14.270898	42.71%	0	2003*

Rydex Variable Trust - Energy Fund - Q/NQ	14.975729	20.243440	35.17%	0	2009
	28.434878	14.975729	-47.33%	0	2008
	21.872771	28.434878	30.00%	0	2007
	20.021301	21.872771	9.25%	0	2006
	14.805440	20.021301	35.23%	0	2005
	11.468197	14.805440	29.10%	0	2004
	10.000000	11.468197	14.68%	0	2003*

Rydex Variable Trust - Energy Services Fund - Q/NQ	11.052503	17.520559	58.52%	0	2009
	26.712033	11.052503	-58.62%	0	2008
	19.965584	26.712033	33.79%	0	2007
	18.431569	19.965584	8.32%	0	2006
	12.732965	18.431569	44.75%	0	2005
	9.754696	12.732965	30.53%	0	2004
	10.000000	9.754696	-2.45%	0	2003*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	9.364575	12.398133	32.39%	0	2009
	21.257637	9.364575	-55.95%	0	2008
	19.266716	21.257637	10.33%	0	2007
	15.241338	19.266716	26.41%	0	2006
	14.681943	15.241338	3.81%	0	2005
	12.950733	14.681943	13.37%	0	2004
	10.000000	12.950733	29.51%	0	2003*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.237631	7.285987	16.81%	0	2009
	12.302151	6.237631	-49.30%	0	2008
	15.525780	12.302151	-20.76%	0	2007
	13.626557	15.525780	13.94%	0	2006
	13.504379	13.626557	0.90%	0	2005
	11.814109	13.504379	14.31%	0	2004
	10.000000	11.814109	18.14%	0	2003*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	15.205953	10.159999	-33.18%	0	2009
	10.757726	15.205953	41.35%	0	2008
	10.045568	10.757726	7.09%	0	2007
	10.626692	10.045568	-5.47%	0	2006
	10.110225	10.626692	5.11%	0	2005
	9.559329	10.110225	5.76%	0	2004
	10.000000	9.559329	-4.41%	0	2003*

Rydex Variable Trust - Health Care Fund - Q/NQ	9.987268	12.150199	21.66%	0	2009
	13.618544	9.987268	-26.66%	0	2008
	13.162260	13.618544	3.47%	0	2007
	12.829212	13.162260	2.60%	0	2006
	11.879271	12.829212	8.00%	0	2005
	11.458212	11.879271	3.67%	0	2004
	10.000000	11.458212	14.58%	0	2003*

Rydex Variable Trust - Internet Fund - Q/NQ	9.002572	14.572957	61.88%	0	2009
	16.734106	9.002572	-46.20%	0	2008
	15.534087	16.734106	7.73%	0	2007
	14.507660	15.534087	7.08%	0	2006
	15.070738	14.507660	-3.74%	0	2005
	13.325957	15.070738	13.09%	0	2004
	10.000000	13.325957	33.26%	0	2003*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.200325	4.969886	-45.98%	0	2009
	5.860747	9.200325	56.98%	0	2008
	6.598858	5.860747	-11.19%	0	2007
	8.641952	6.598858	-23.64%	0	2006
	8.712214	8.641952	-0.81%	0	2005
	10.000000	8.712214	-12.88%	0	2004*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.613324	6.542083	16.55%	0	2009
	8.241256	5.613324	-31.89%	0	2008
	8.844243	8.241256	-6.82%	0	2007
	8.381686	8.844243	5.52%	0	2006
	9.062015	8.381686	-7.51%	0	2005
	10.393396	9.062015	-12.81%	0	2004
	10.000000	10.393396	3.93%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.150695	5.780234	-36.83%	0	2009
	6.974768	9.150695	31.20%	0	2008
	7.291951	6.974768	-4.35%	0	2007
	7.767962	7.291951	-6.13%	0	2006
	8.665656	7.767962	-10.36%	0	2005
	10.000000	8.665656	-13.34%	0	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	7.690780	4.497690	-41.52%	0	2009
	5.323224	7.690780	44.48%	0	2008
	6.148549	5.323224	-13.42%	0	2007
	6.388903	6.148549	-3.76%	0	2006
	6.463456	6.388903	-1.15%	0	2005
	7.511125	6.463456	-13.95%	0	2004
	10.000000	7.511125	-24.89%	0	2003*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.576230	5.619985	-34.47%	0	2009
	7.046862	8.576230	21.70%	0	2008
	6.853153	7.046862	2.83%	0	2007
	7.974573	6.853153	-14.06%	0	2006
	8.427467	7.974573	-5.37%	0	2005
	10.000000	8.427467	-15.73%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.441874	5.969255	-29.29%	0	2009
	6.211456	8.441874	35.91%	0	2008
	6.312750	6.211456	-1.60%	0	2007
	6.992249	6.312750	-9.72%	0	2006
	7.219409	6.992249	-3.15%	0	2005
	8.237928	7.219409	-12.36%	0	2004
	10.000000	8.237928	-17.62%	0	2003*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	10.540499	12.722913	20.71%	0	2009
	16.113373	10.540499	-34.59%	0	2008
	18.600956	16.113373	-13.37%	0	2007
	18.126133	18.600956	2.62%	0	2006
	15.430787	18.126133	17.47%	0	2005
	14.329881	15.430787	7.68%	0	2004
	10.000000	14.329881	43.30%	0	2003*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.019073	10.700886	33.44%	0	2009
	16.141001	8.019073	-50.32%	0	2008
	16.970824	16.141001	-4.89%	0	2007
	14.082058	16.970824	20.51%	0	2006
	15.165834	14.082058	-7.15%	0	2005
	12.544997	15.165834	20.89%	0	2004
	10.000000	12.544997	25.45%	0	2003*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	8.897802	13.234265	48.74%	0	2009
	20.187282	8.897802	-55.92%	0	2008
	19.968449	20.187282	1.10%	0	2007
	18.520325	19.968449	7.82%	0	2006
	16.633931	18.520325	11.34%	0	2005
	13.953064	16.633931	19.21%	0	2004
	10.000000	13.953064	39.53%	0	2003*

Rydex Variable Trust - NASDAQ-100 ® 2x Strategy Fund - Q/NQ	5.394792	11.468361	112.58%	0	2009
	20.175324	5.394792	-73.26%	0	2008
	16.126000	20.175324	25.11%	0	2007
	15.755540	16.126000	2.35%	0	2006
	16.646439	15.755540	-5.35%	0	2005
	14.933789	16.646439	11.47%	0	2004
	10.000000	14.933789	49.34%	0	2003*

Rydex Variable Trust - NASDAQ-100 ® Fund - Q/NQ	8.699833	12.906593	48.35%	0	2009
	15.346646	8.699833	-43.31%	0	2008
	13.347103	15.346646	14.98%	0	2007
	12.928088	13.347103	3.24%	0	2006
	13.099361	12.928088	-1.31%	0	2005
	12.274128	13.099361	6.72%	0	2004
	10.000000	12.274128	22.74%	0	2003*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Nova Fund - Q/NQ	7.257515	9.598368	32.25%	0	2009
	16.335220	7.257515	-55.57%	0	2008
	16.552827	16.335220	-1.31%	0	2007
	14.218176	16.552827	16.42%	0	2006
	14.011125	14.218176	1.48%	0	2005
	12.524174	14.011125	11.87%	0	2004
	10.000000	12.524174	25.24%	0	2003*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	12.455346	18.141747	45.65%	0	2009
	20.773843	12.455346	-40.04%	0	2008
	17.806209	20.773843	16.67%	0	2007
	15.023431	17.806209	18.52%	0	2006
	12.732429	15.023431	17.99%	0	2005
	15.207562	12.732429	-16.28%	0	2004
	10.000000	15.207562	52.08%	0	2003*

Rydex Variable Trust - Real Estate Fund - Q/NQ	8.991861	10.993172	22.26%	0	2009
	15.788337	8.991861	-43.05%	0	2008
	20.003485	15.788337	-21.07%	0	2007
	15.676913	20.003485	27.60%	0	2006
	14.989762	15.676913	4.58%	0	2005
	11.855633	14.989762	26.44%	0	2004
	10.000000	11.855633	18.56%	0	2003*

Rydex Variable Trust - Retailing Fund - Q/NQ	8.197966	11.539884	40.77%	0	2009
	12.527416	8.197966	-34.56%	0	2008
	14.688198	12.527416	-14.71%	0	2007
	13.670872	14.688198	7.44%	0	2006
	13.278424	13.670872	2.96%	0	2005
	12.361375	13.278424	7.42%	0	2004
	10.000000	12.361375	23.61%	0	2003*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.327309	12.135808	30.11%	0	2009
	19.652248	9.327309	-52.54%	0	2008
	21.593597	19.652248	-8.99%	0	2007
	18.306402	21.593597	17.96%	0	2006
	18.048340	18.306402	1.43%	0	2005
	14.769922	18.048340	22.20%	0	2004
	10.000000	14.769922	47.70%	0	2003*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	5.788108	8.268953	42.86%	0	2009
	18.526100	5.788108	-68.76%	0	2008
	18.868569	18.526100	-1.82%	0	2007
	15.627564	18.868569	20.74%	0	2006
	15.486526	15.627564	0.91%	0	2005
	13.573402	15.486526	14.09%	0	2004
	10.000000	13.573402	35.73%	0	2003*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.304714	9.060142	43.70%	0	2009
	10.735624	6.304714	-41.27%	0	2008
	10.485977	10.735624	2.38%	0	2007
	10.192367	10.485977	2.88%	0	2006
	10.260217	10.192367	-0.66%	0	2005
	10.000000	10.260217	2.60%	0	2004*

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	5.982627	8.831814	47.62%	0	2009
	11.939346	5.982627	-49.89%	0	2008
	12.928486	11.939346	-7.65%	0	2007
	11.257189	12.928486	14.85%	0	2006
	11.069396	11.257189	1.70%	0	2005
	10.000000	11.069396	10.69%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	7.713414	11.805686	53.05%	0	2009
	12.377470	7.713414	-37.68%	0	2008
	11.694989	12.377470	5.84%	0	2007
	11.618508	11.694989	0.66%	0	2006
	10.679042	11.618508	8.80%	0	2005
	10.000000	10.679042	6.79%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	6.996969	10.602240	51.53%	0	2009
	12.718794	6.996969	-44.99%	0	2008
	13.697183	12.718794	-7.14%	0	2007
	11.986230	13.697183	14.27%	0	2006
	11.336649	11.986230	5.73%	0	2005
	10.000000	11.336649	13.37%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	7.762443	10.149747	30.75%	0	2009
	12.109659	7.762443	-35.90%	0	2008
	12.422606	12.109659	-2.52%	0	2007
	11.813979	12.422606	5.15%	0	2006
	11.397047	11.813979	3.66%	0	2005
	10.000000	11.397047	13.97%	0	2004*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	5.858672	9.278496	58.37%	0	2009
	10.624773	5.858672	-44.86%	0	2008
	13.670971	10.624773	-22.28%	0	2007
	11.749514	13.670971	16.35%	0	2006
	11.615242	11.749514	1.16%	0	2005
	10.000000	11.615242	16.15%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.015195	6.583808	-17.86%	0	2009
	7.779553	8.015195	3.03%	0	2008
	8.946118	7.779553	-13.04%	0	2007
	10.255357	8.946118	-12.77%	0	2006
	10.000000	10.255357	2.55%	0	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	7.891861	11.985357	51.87%	0	2009
	14.813387	7.891861	-46.72%	0	2008
	13.752154	14.813387	7.72%	0	2007
	13.305639	13.752154	3.36%	0	2006
	13.220507	13.305639	0.64%	0	2005
	13.391617	13.220507	-1.28%	0	2004
	10.000000	13.391617	33.92%	0	2003*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	8.727980	10.961909	25.60%	0	2009
	16.360550	8.727980	-46.65%	0	2008
	15.349092	16.360550	6.59%	0	2007
	13.158009	15.349092	16.65%	0	2006
	13.325631	13.158009	-1.26%	0	2005
	12.116893	13.325631	9.98%	0	2004
	10.000000	12.116893	21.17%	0	2003*

Rydex Variable Trust - Transportation Fund - Q/NQ	10.148197	11.626446	14.57%	0	2009
	13.912239	10.148197	-27.06%	0	2008
	15.623943	13.912239	-10.96%	0	2007
	14.906406	15.623943	4.81%	0	2006
	14.077637	14.906406	5.89%	0	2005
	11.727610	14.077637	20.04%	0	2004
	10.000000	11.727610	17.28%	0	2003*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Utilities Fund - Q/NQ	12.098702	13.437528	11.07%	0	2009
	17.602449	12.098702	-31.27%	0	2008
	15.981509	17.602449	10.14%	0	2007
	13.535610	15.981509	18.07%	0	2006
	12.542404	13.535610	7.92%	0	2005
	10.954235	12.542404	14.50%	0	2004
	10.000000	10.954235	9.54%	0	2003*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	10.899821	11.340894	4.05%	0	2009
	12.725145	10.899821	-14.34%	0	2008
	11.039531	12.725145	15.27%	0	2007
	9.690250	11.039531	13.92%	0	2006
	10.000000	9.690250	-3.10%	0	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	10.740867	13.344380	24.24%	0	2009
	18.570352	10.740867	-42.16%	0	2008
	15.503072	18.570352	19.78%	0	2007
	14.259677	15.503072	8.72%	0	2006
	12.847686	14.259677	10.99%	0	2005
	11.889647	12.847686	8.06%	0	2004
	10.000000	11.889647	18.90%	0	2003*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.867169	9.712529	-1.57%	0	2009
	10.000000	9.867169	-1.33%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.172118	8.397839	36.06%	0	2009
	11.112560	6.172118	-44.46%	0	2008
	10.008819	11.112560	11.03%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.041957	8.007770	32.54%	0	2009
	10.698978	6.041957	-43.53%	0	2008
	10.000000	10.698978	6.99%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.083126	8.474272	19.64%	0	2009
	10.378765	7.083126	-31.75%	0	2008
	10.012100	10.378765	3.66%	0	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.357103	8.052927	26.68%	0	2009
	10.000000	6.357103	-36.43%	0	2008*

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.717871	9.103930	-6.32%	0	2009
	10.000000	9.717871	-2.82%	0	2008*

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.416478	7.944667	-5.61%	0	2009
	10.609839	8.416478	-20.67%	0	2008
	10.470611	10.609839	1.33%	0	2007
	10.059219	10.470611	4.09%	0	2006
	10.000000	10.059219	0.59%	0	2005*

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Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the Contract Value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract Ownership at annuitization.  On the Annuitization Date, if the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the Contract Owner and the annuitant will NOT become the Contract Owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the Contract Owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

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Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA to the Roth IRA or other eligible retirement plan is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

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Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract Owners and prospective Contract Owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

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IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner's gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

84

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner's death;

•	the result of a Contract Owner's disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

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The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred

86

compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the Contract Owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only , "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

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•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner's death.  The distribution rules in the Internal Revenue Code make a distinction between " beneficiary " and " designated beneficiary " when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner's death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

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(1)
If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  D istributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the Contract Owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the Contract Owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April

1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

89

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Contract Owner's death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

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Appendix D: State Variations Information

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction. These variations are subject to change without notice and additional variations may be imposed as required by specific states. Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California - For contracts issued in the State of California, Nationwide will honor any free look/cancellation that is received at Nationwide ' s home office or postmarked within 35 days after the contract issue date.

Connecticut   - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" subsection "Joint Owners" earlier in this prospectus for more information.

Loans are not available.  See "Loan Privilege" earlier in this prospectus for more information.

Hawaii - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" subsection "Joint Owners" earlier in this prospectus for more information.

Massachusetts - The Long-Term Care/Terminal Illness Waiver is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Long Term Care Facility and Terminal Illness Benefit" earlier in this prospectus for more information.

New Jersey - Charitable Remainder Trust contract type is not available.  See "Synopsis of the Contracts" earlier in this prospectus for more information.

The Long-Term Care/Terminal Illness Waiver is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Long Term Care Facility and Terminal Illness Benefit" earlier in this prospectus for more information.

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available.  See "Contract Owner Services" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" subsection "Joint Owners" earlier in this prospectus for more information.

New York - The Company will not terminate a systematic withdrawal program already in progress.  The Company will not use a systematic withdrawal program to extend accumulation beyond the maximum annuitization age of 90.  See "Systematic Withdrawals" subsection "Contract Owners Services" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" subsection "Joint Owners" earlier in this prospectus for more information.

The Long-Term Care/Terminal Illness Waiver is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Long Term Care Facility and Terminal Illness Benefit" earlier in this prospectus for more information.

The Highest Anniversary or 5% Death Option is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

After the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC except that the Contract Owner elected the No CDSC Option) in accordance with the following:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3, 4 and 5	2%
6 and 7	1%
After year 7	0%

See "Optional Contract Benefits, Charges and Deductions" subsection "Extra Value Options" earlier in this prospectus for more information.

Oregon - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" subsection "Joint Owners" earlier in this prospectus for more information.

Loans are not available.  See "Loan Privilege" earlier in this prospectus for more information.

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Pennsylvania - The Long-Term Care/Terminal Illness Waiver is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Long Term Care Facility and Terminal Illness Benefit" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" subsection "Joint Owners" earlier in this prospectus for more information.

Loans are not available.  See "Loan Privilege" earlier in this prospectus for more information.

Puerto Rico - Nationwide will not charge premium taxes against the Contract.

Texas - The No CDSC Option is not available in contract APO-5074-43B EX.  See "Optional Contract Benefits, Charges and Deductions" subsection "Extra value Option" earlier in this prospectus for more information.

The Extra Value Option is not available in contract APO-5074B EX.  See "Optional Contract Benefits, Charges and Deductions" subsection "Extra value Option" earlier in this prospectus for more information.

Vermont - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" subsection "Joint Owners" earlier in this prospectus for more information.

Loans are not available.  See "Loan Privilege" earlier in this prospectus for more information.

Washington - The Highest Anniversary or 5% Death Option is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

The Extra Value Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Extra value Option" earlier in this prospectus for more information.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its  Nationwide Variable Account-4

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-866-233-3223, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").   Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.   The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009. .

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Funds” located in the prospectus.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts.  Without these payments, contract charges would be higher.  Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.  Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.  Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.

For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ("NISC") One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2008, 2007 and 2006, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2009 .  The term "Period" is defined as a complete calendar year unless otherwise noted.  Those periods with an (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.989294	10.493978	16.74%	92,609	2009
	13.902389	8.989294	-35.34%	84,217	2008
	14.074488	13.902389	-1.22%	118,419	2007
	12.159935	14.074488	15.74%	192,225	2006
	11.756563	12.159935	3.43%	100,746	2005
	10.525732	11.756563	11.69%	62,053	2004
	8.231800	10.525732	27.87%	21,322	2003
	10.000000	8.231800	-17.68%	27,149	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	7.188079	9.559437	32.99%	20,826	2009
	12.434677	7.188079	-42.19%	16,458	2008
	10.393580	12.434677	19.64%	45,630	2007
	10.870614	10.393580	-4.39%	79,699	2006
	10.763398	10.870614	1.00%	89,757	2005
	9.837267	10.763398	9.41%	24,037	2004
	7.965593	9.837267	23.50%	3,681	2003
	10.000000	7.965593	-20.34%	20,383	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	10.301128	12.204817	18.48%	105,185	2009
	14.231919	10.301128	-27.62%	144,035	2008
	15.178318	14.231919	-6.24%	146,727	2007
	12.940540	15.178318	17.29%	312,472	2006
	12.463283	12.940540	3.83%	170,033	2005
	11.027630	12.463283	13.02%	129,405	2004
	8.650683	11.027630	27.48%	38,324	2003
	10.000000	8.650683	-13.49%	25,164	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.405189	13.933018	33.90%	201,766	2009
	18.367123	10.405189	-43.35%	337,282	2008
	15.841706	18.367123	15.94%	513,488	2007
	14.382262	15.841706	10.15%	393,422	2006
	12.469773	14.382262	15.34%	373,815	2005
	10.955525	12.469773	13.82%	132,240	2004
	8.646375	10.955525	26.71%	60,835	2003
	10.000000	8.646375	-13.54%	25,529	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	8.109964	10.417301	28.45%	176,781	2009
	14.347754	8.109964	-43.48%	224,634	2008
	14.333388	14.347754	0.10%	308,261	2007
	12.094235	14.333388	18.51%	444,759	2006
	11.584614	12.094235	4.40%	260,419	2005
	10.541627	11.584614	9.89%	98,808	2004
	8.196128	10.541627	28.62%	31,947	2003
	10.000000	8.196128	-18.04%	5,085	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	7.133178	9.023836	26.51%	162,815	2009
	13.695686	7.133178	-47.92%	126,202	2008
	10.939741	13.695686	25.19%	462,950	2007
	10.383122	10.939741	5.36%	134,259	2006
	9.953899	10.383122	4.31%	200,685	2005
	9.764143	9.953899	1.94%	66,766	2004
	7.454945	9.764143	30.98%	35,482	2003
	10.000000	7.454945	-25.45%	10,092	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	8.003576	11.557222	44.40%	1,417,507	2009
	11.260798	8.003576	-28.93%	435,022	2008
	11.042678	11.260798	1.98%	74,710	2007
	10.100274	11.042678	9.33%	48,074	2006
	10.000000	10.100274	1.00%	5,276	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	13.056405	13.253915	1.51%	444,897	2009
	12.260965	13.056405	6.49%	372,432	2008
	11.576159	12.260965	5.92%	374,061	2007
	11.331337	11.576159	2.16%	243,870	2006
	11.109557	11.331337	2.00%	205,176	2005
	10.883104	11.109557	2.08%	183,065	2004
	10.781715	10.883104	0.94%	98,862	2003
	10.000000	10.781715	7.82%	68,307	2002*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	9.012803	11.347314	25.90%	161,790	2009
	14.446779	9.012803	-37.61%	80,923	2008
	13.792855	14.446779	4.74%	147,495	2007
	11.933820	13.792855	15.58%	164,066	2006
	11.182797	11.933820	6.72%	117,629	2005
	10.000000	11.182797	11.83%	19,888	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.735031	11.592735	7.99%	229,890	2009
	11.574684	10.735031	-7.25%	179,945	2008
	11.107227	11.574684	4.21%	71,721	2007
	10.586857	11.107227	4.92%	168,038	2006
	10.358800	10.586857	2.20%	145,586	2005
	10.000000	10.358800	3.59%	19,100	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.810602	11.576707	18.00%	288,608	2009
	12.951058	9.810602	-24.25%	257,289	2008
	12.395483	12.951058	4.48%	241,782	2007
	11.251640	12.395483	10.17%	193,260	2006
	10.788731	11.251640	4.29%	177,123	2005
	10.000000	10.788731	7.89%	42,257	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.299503	11.670673	13.31%	87,095	2009
	12.261815	10.299503	-16.00%	95,423	2008
	11.722961	12.261815	4.60%	96,259	2007
	10.940589	11.722961	7.15%	71,702	2006
	10.575547	10.940589	3.45%	50,033	2005
	10.000000	10.575547	5.76%	3,176	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.396950	11.543390	22.84%	228,739	2009
	13.855661	9.396950	-32.18%	254,642	2008
	13.204627	13.855661	4.93%	276,663	2007
	11.660052	13.204627	13.25%	203,994	2006
	11.007650	11.660052	5.93%	143,753	2005
	10.000000	11.007650	10.08%	40,763	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.993664	-0.06%	5,551,458	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.317693	23.18%	11,109	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.685086	8.434251	26.17%	5,529	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	9.350568	11.676486	24.87%	9,208	2009

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.775295	13.018887	33.18%	38,329	2009
	15.992248	9.775295	-38.87%	31,216	2008
	15.844886	15.992248	0.93%	41,911	2007
	14.303059	15.844886	10.78%	81,632	2006
	12.883483	14.303059	11.02%	66,403	2005
	10.946885	12.883483	17.69%	15,245	2004
	7.854705	10.946885	39.37%	17,820	2003
	10.000000	7.854705	-21.45%	4,672	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	8.180732	10.202484	24.71%	2,977	2009
	14.157586	8.180732	-42.22%	4,894	2008
	13.235171	14.157586	6.97%	17,123	2007
	11.774685	13.235171	12.40%	59,194	2006
	11.095617	11.774685	6.12%	51,523	2005
	10.219517	11.095617	8.57%	6,367	2004
	8.109700	10.219517	26.02%	2,560	2003
	10.000000	8.109700	-18.90%	4,433	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.612566	6.312005	-4.55%	59,851	2009
	11.370105	6.612566	-41.84%	127,232	2008
	15.775194	11.370105	-27.92%	75,935	2007
	14.345009	15.775194	9.97%	91,962	2006
	14.924061	14.345009	-3.88%	39,053	2005
	13.158620	14.924061	13.42%	41,009	2004
	10.104478	13.158620	30.23%	73,221	2003
	10.302548	10.104478	-1.92%	25,905	2002
	10.000000	10.302548	3.03%	8,875	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	13.245718	20.354782	53.67%	131,995	2009
	24.541698	13.245718	-46.03%	124,992	2008
	18.533610	24.541698	32.42%	335,938	2007
	15.330613	18.533610	20.89%	270,767	2006
	14.906475	15.330613	2.85%	132,249	2005
	12.479977	14.906475	19.44%	217,906	2004
	9.603806	12.479977	29.95%	379,381	2003
	11.135186	9.603806	-13.75%	10,189	2002
	10.000000	11.135186	11.35%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.160831	9.546440	16.98%	89,296	2009
	9.357862	8.160831	-12.79%	269,603	2008
	9.067923	9.357862	3.20%	94,051	2007
	9.488486	9.067923	-4.43%	79,873	2006
	8.673278	9.488486	9.40%	242,690	2005
	8.678797	8.673278	-0.06%	41,954	2004
	6.177872	8.678797	40.48%	108,631	2003
	11.436499	6.177872	-45.98%	19,412	2002
	10.000000	11.436499	14.36%	1,266	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.683557	5.164979	10.28%	340,434	2009
	9.294898	4.683557	-49.61%	240,532	2008
	7.177332	9.294898	29.50%	275,482	2007
	8.840859	7.177332	-18.82%	75,975	2006
	10.000000	8.840859	-11.59%	31,638	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.651076	14.896410	17.75%	106,469	2009
	16.705865	12.651076	-24.27%	96,004	2008
	15.215528	16.705865	9.79%	100,352	2007
	13.107925	15.215528	16.08%	131,789	2006
	13.312717	13.107925	-1.54%	31,508	2005
	11.886246	13.312717	12.00%	107,024	2004
	9.867686	11.886246	20.46%	59,697	2003
	10.355991	9.867686	-4.72%	29,763	2002
	10.000000	10.355991	3.56%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.352421	7.241596	35.30%	377,151	2009
	14.143597	5.352421	-62.16%	457,514	2008
	13.230610	14.143597	6.90%	227,834	2007
	10.252645	13.230610	29.05%	221,205	2006
	10.782122	10.252645	-4.91%	122,833	2005
	10.000000	10.782122	7.82%	183,294	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Electronics Fund - Q/NQ	4.635020	7.873594	69.87%	211,336	2009
	9.398954	4.635020	-50.69%	27,048	2008
	9.752427	9.398954	-3.62%	20,444	2007
	9.626347	9.752427	1.31%	10,509	2006
	9.374996	9.626347	2.68%	57,630	2005
	12.155900	9.374996	-22.88%	221,280	2004
	7.241171	12.155900	67.87%	203,031	2003
	14.145323	7.241171	-48.81%	10,979	2002
	10.000000	14.145323	41.45%	1,725	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	14.921946	20.429160	36.91%	105,297	2009
	27.973373	14.921946	-46.66%	178,645	2008
	21.244157	27.973373	31.68%	300,446	2007
	19.200634	21.244157	10.64%	198,671	2006
	14.019810	19.200634	36.95%	242,588	2005
	10.722492	14.019810	30.75%	226,754	2004
	8.817860	10.722492	21.60%	275,327	2003
	10.313664	8.817860	-14.50%	101,152	2002
	10.000000	10.313664	3.14%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	14.262018	22.897854	60.55%	143,019	2009
	34.031250	14.262018	-58.09%	133,471	2008
	25.112820	34.031250	35.51%	214,827	2007
	22.890848	25.112820	9.71%	141,325	2006
	15.614496	22.890848	46.60%	237,854	2005
	11.811050	15.614496	32.20%	77,398	2004
	11.021212	11.811050	7.17%	117,924	2003
	12.680697	11.021212	-13.09%	24,076	2002
	10.000000	12.680697	26.81%	1,613	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.534845	11.444428	34.09%	184,690	2009
	19.128094	8.534845	-55.38%	176,084	2008
	17.116166	19.128094	11.75%	446,601	2007
	13.369428	17.116166	28.02%	392,099	2006
	12.716325	13.369428	5.14%	311,299	2005
	11.075208	12.716325	14.82%	414,645	2004
	7.830613	11.075208	41.43%	534,434	2003
	11.057089	7.830613	-29.18%	50,746	2002
	10.000000	11.057089	10.57%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.304689	7.458789	18.31%	153,895	2009
	12.276218	6.304689	-48.64%	135,405	2008
	15.295892	12.276218	-19.74%	62,489	2007
	13.255559	15.295892	15.39%	189,747	2006
	12.971124	13.255559	2.19%	164,801	2005
	11.204171	12.971124	15.77%	120,559	2004
	8.791528	11.204171	27.44%	84,911	2003
	10.475591	8.791528	-16.08%	19.453	2002
	10.000000	10.475591	4.76%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	18.772685	12.703793	-32.33%	147,772	2009
	13.113130	18.772685	43.16%	370,537	2008
	12.089355	13.113130	8.47%	315,112	2007
	12.627431	12.089355	-4.26%	222,399	2006
	11.862222	12.627431	6.45%	520,493	2005
	11.074032	11.862222	7.12%	405,891	2004
	11.324252	11.074032	-2.21%	290,745	2003
	9.660145	11.324252	17.23%	100,664	2002
	10.000000	9.660145	-3.40%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	9.120033	11.237162	23.21%	176,296	2009
	12.278483	9.120033	-25.72%	260,832	2008
	11.716235	12.278483	4.80%	168,503	2007
	11.275709	11.716235	3.91%	137,378	2006
	10.309163	11.275709	9.38%	198,679	2005
	9.818013	10.309163	5.00%	162,730	2004
	7.653601	9.818013	28.28%	120,475	2003
	9.839345	7.653601	-22.21%	32,347	2002
	10.000000	9.839345	-1.61%	0	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	9.178537	15.047987	63.95%	90,692	2009
	16.844570	9.178537	-45.51%	27,541	2008
	15.437753	16.844570	9.11%	107,945	2007
	14.235823	15.437753	8.44%	89,595	2006
	14.601909	14.235823	-2.51%	168,555	2005
	12.748252	14.601909	14.54%	112,822	2004
	7.844840	12.748252	62.50%	135,414	2003
	14.006514	7.844840	-43.99%	13,965	2002
	10.000000	14.006514	40.07%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.762742	5.341368	-45.29%	146,056	2009
	6.140424	9.762742	58.99%	109,116	2008
	6.825793	6.140424	-10.04%	76,616	2007
	8.826352	6.825793	-22.67%	239,283	2006
	8.785848	8.826352	0.46%	52,799	2005
	10.000000	8.785848	-12.14%	58,091	2004*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.670499	6.693380	18.04%	486,250	2009
	8.219706	5.670499	-31.01%	280,065	2008
	8.708860	8.219706	-5.62%	207,004	2007
	8.149326	8.708860	6.87%	430,618	2006
	8.699668	8.149326	-6.33%	369,368	2005
	9.851634	8.699668	-11.69%	422,442	2004
	10.000000	9.851634	-1.48%	148,083	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.709842	6.212076	-36.02%	22,276	2009
	7.307483	9.709842	32.88%	33,113	2008
	7.542666	7.307483	-3.12%	36,621	2007
	7.933739	7.542666	-4.93%	118,580	2006
	8.738896	7.933739	-9.21%	27,311	2005
	10.000000	8.738896	-12.61%	7,757	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	6.182135	3.661796	-40.77%	496,608	2009
	4.224987	6.182135	46.32%	119,579	2008
	4.817969	4.224987	-12.31%	244,883	2007
	4.943186	4.817969	-2.53%	490,073	2006
	4.937786	4.943186	0.11%	189,155	2005
	5.665548	4.937786	-12.85%	182,623	2004
	9.151251	5.665548	-38.09%	186,582	2003
	6.916610	9.151251	32.31%	175,961	2002
	10.000000	6.916610	-30.83%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	9.100290	6.039865	-33.63%	242,376	2009
	7.383028	9.100290	23.26%	76,018	2008
	7.088828	7.383028	4.15%	108,287	2007
	8.144778	7.088828	-12.96%	220,905	2006
	8.498725	8.144778	-4.16%	115,091	2005
	10.000000	8.498725	-15.01%	9,685	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.996140	6.442719	-28.38%	618,729	2009
	6.535677	8.996140	37.65%	206,465	2008
	6.557795	6.535677	-0.34%	354,919	2007
	7.172039	6.557795	-8.56%	337,630	2006
	7.311622	7.172039	-1.91%	324,390	2005
	8.237587	7.311622	-11.24%	299,168	2004
	10.914391	8.237587	-24.53%	135,326	2003
	9.076802	10.914391	20.24%	132,236	2002
	10.000000	9.076802	-9.23%	625	2001*

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.598005	9.288706	22.25%	59,695	2009
	11.468090	7.598005	-33.75%	128,538	2008
	13.070149	11.468090	-12.26%	73,537	2007
	12.575856	13.070149	3.93%	207,706	2006
	10.570918	12.575856	18.97%	598,105	2005
	9.692643	10.570918	9.06%	153,701	2004
	7.125000	9.692643	36.04%	127,189	2003
	8.601313	7.125000	-17.16%	14,312	2002
	10.000000	8.601313	-13.99%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.947816	12.093167	35.15%	59,823	2009
	17.781792	8.947816	-49.68%	16,170	2008
	18.458246	17.781792	-3.66%	28,856	2007
	15.123240	18.458246	22.05%	166,409	2006
	16.081745	15.123240	-5.96%	18,281	2005
	13.134496	16.081745	22.44%	209,284	2004
	9.850335	13.134496	33.34%	66,917	2003
	11.690551	9.850335	-15.74%	7,431	2002
	10.000000	11.690551	16.91%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.442032	14.223663	50.64%	105,765	2009
	21.149756	9.442032	-55.36%	168,650	2008
	20.654432	21.149756	2.40%	163,330	2007
	18.914906	20.654432	9.20%	143,532	2006
	16.774277	18.914906	12.76%	333,479	2005
	13.892954	16.774277	20.74%	229,583	2004
	9.220137	13.892954	50.68%	232,424	2003
	12.344390	9.220137	-25.31%	47,753	2002
	10.000000	12.344390	23.44%	488	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.503433	7.542969	115.30%	390,570	2009
	12.935014	3.503433	-72.92%	437,087	2008
	10.207461	12.935014	26.72%	437,034	2007
	9.847099	10.207461	3.66%	260,252	2006
	10.272747	9.847099	-4.14%	480,769	2005
	9.099366	10.272747	12.90%	999,207	2004
	4.634022	9.099366	96.36%	310,980	2003
	15.353386	4.634022	-69.82%	133,785	2002
	10.000000	15.353386	53.53%	0	2001*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.861757	13.315080	50.25%	242,227	2009
	15.433917	8.861757	-42.58%	120,415	2008
	13.252407	15.433917	16.46%	260,762	2007
	12.674459	13.252407	4.56%	166,631	2006
	12.680465	12.674459	-0.05%	243,774	2005
	11.731438	12.680465	8.09%	754,362	2004
	8.161230	11.731438	43.75%	160,597	2003
	13.502288	8.161230	-39.56%	26,362	2002
	10.000000	13.502288	35.02%	4,801	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	6.077306	8.140463	33.95%	507,133	2009
	13.505039	6.077306	-55.00%	228,038	2008
	13.510922	13.505039	-0.04%	345,385	2007
	11.459012	13.510922	17.91%	505,362	2006
	11.149791	11.459012	2.77%	528,778	2005
	9.840538	11.149791	13.30%	821,362	2004
	7.152002*	9.840538	37.59%	500,876	2003
	11.256940	7.152002*	-36.47%	113,589	2002
	10.000000	11.256940	12.57%	4,063	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	16.530467	24.386260	47.52%	300,134	2009
	27.220790	16.530467	-39.27%	288,507	2008
	23.035143	27.220790	18.17%	239,265	2007
	19.190145	23.035143	20.04%	238,327	2006
	16.058647	19.190145	19.50%	268,503	2005
	18.937535	16.058647	-15.20%	171,902	2004
	13.596420	18.937535	39.28%	175,559	2003
	9.447667	13.596420	43.91%	210,896	2002
	10.000000	9.447667	-5.52%	4,868	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.653444	13.191611	23.82%	129,769	2009
	18.467932	10.653444	-42.31%	98,752	2008
	23.100685	18.467932	-20.05%	84,369	2007
	17.876161	23.100685	29.23%	257,195	2006
	16.877142	17.876161	5.92%	144,859	2005
	13.179686	16.877142	28.05%	226,442	2004
	10.231690	13.179686	28.81%	48,888	2003
	10.467730	10.231690	-2.25%	29,915	2002
	10.000000	10.467730	4.68%	4,763	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	8.634008	12.309188	42.57%	24,702	2009
	13.026525	8.634008	-33.72%	88,599	2008
	15.079053	13.026525	-13.61%	20,713	2007
	13.857675	15.079053	8.81%	31,660	2006
	13.290296	13.857675	4.27%	14,923	2005
	12.216001	13.290296	8.79%	87,884	2004
	9.135884	12.216001	33.71%	56,484	2003
	11.835742	9.135884	-22.81%	1,813	2002
	10.000000	11.835742	18.36%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.865915	11.683388	31.78%	83,153	2009
	18.442661	8.865915	-51.93%	166,824	2008
	20.006629	18.442661	-7.82%	149,770	2007
	16.747069	20.006629	19.46%	1,006,925	2006
	16.302944	16.747069	2.72%	623,100	2005
	13.172980	16.302944	23.76%	1,792,370	2004
	8.111826	13.172980	62.39%	1,713,918	2003
	12.712705	8.111826	-36.19%	872,144	2002
	10.000000	12.712705	27.13%	590,486	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.329333	6.264193	44.69%	449,753	2009
	13.680530	4.329333	-68.35%	746,922	2008
	13.756226	13.680530	-0.55%	175,955	2007
	11.249719	13.756226	22.28%	358,907	2006
	11.007672	11.249719	2.20%	158,304	2005
	9.525916	11.007672	15.55%	121,328	2004
	6.219418	9.525916	53.16%	1,540,330	2003
	11.652985	6.219418	-46.63%	78,909	2002
	10.000000	11.652985	16.53%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.690287	9.737339	45.54%	230,411	2009
	11.247697	6.690287	-40.52%	136,556	2008
	10.846436	11.247697	3.70%	188,593	2007
	10.409753	10.846436	4.19%	142,582	2006
	10.346916	10.409753	0.61%	90,507	2005
	10.000000	10.346916	3.47%	209,570	2004*

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.348554	9.492113	49.52%	140,288	2009
	12.508650	6.348554	-49.25%	157,822	2008
	13.372720	12.508650	-6.46%	118,768	2007
	11.497223	13.372720	16.31%	564,616	2006
	11.162898	11.497223	2.99%	142,472	2005
	10.000000	11.162898	11.63%	73,398	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	8.185100	12.688052	55.01%	187,689	2009
	12.967810	8.185100	-36.88%	136,610	2008
	12.096993	12.967810	7.20%	233,432	2007
	11.866251	12.096993	1.94%	146,294	2006
	10.769306	11.866251	10.19%	435,493	2005
	10.000000	10.769306	7.69%	122,462	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.424888	11.394786	53.47%	241,017	2009
	13.325268	7.424888	-44.28%	84,267	2008
	14.167806	13.325268	-5.95%	98,056	2007
	12.241776	14.167806	15.73%	143,671	2006
	11.432424	12.241776	7.08%	133,756	2005
	10.000000	11.432424	14.32%	271,249	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.237088	10.908356	32.43%	104,085	2009
	12.687221	8.237088	-35.08%	169,435	2008
	12.849542	12.687221	-1.26%	117,362	2007
	12.065848	12.849542	6.50%	177,496	2006
	11.493338	12.065848	4.98%	224,123	2005
	10.000000	11.493338	14.93%	292,520	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.217076	9.972322	60.40%	181,950	2009
	11.131536	6.217076	-44.15%	162,683	2008
	14.140714	11.131536	-21.28%	70,349	2007
	12.000006	14.140714	17.84%	274,581	2006
	11.713359	12.000006	2.45%	183,676	2005
	10.000000	11.713359	17.13%	298,042	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.353109	6.949263	-16.81%	47,127	2009
	8.004957	8.353109	4.35%	68,173	2008
	9.088290	8.004957	-11.92%	31,759	2007
	10.286860	9.088290	-11.65%	7,678	2006
	10.000000	10.286860	2.87%	5,241	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	8.042347	12.370259	53.81%	172,727	2009
	14.904288	8.042347	-46.04%	91,877	2008
	13.660647	14.904288	9.10%	148,790	2007
	13.050397	13.660647	4.68%	65,032	2006
	12.803422	13.050397	1.93%	108,584	2005
	12.805138	12.803422	-0.01%	163,790	2004
	8.029639	12.805138	59.47%	110,277	2003
	13.340880	8.029639	-39.81%	56,326	2002
	10.000000	13.340880	33.41%	2,627	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	6.208622	7.897611	27.20%	102,359	2009
	11.490409	6.208622	-45.97%	71,209	2008
	10.642985	11.490409	7.96%	135,244	2007
	9.008629	10.642985	18.14%	102,639	2006
	9.008350	9.008629	0.00%	55,060	2005
	8.087695	9.008350	11.38%	132,835	2004
	6.120431	8.087695	32.14%	152,782	2003
	10.248649	6.120431	-40.28%	73,126	2002
	10.000000	10.248649	2.49%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	11.563371	13.417697	16.04%	69,125	2009
	15.651490	11.563371	-26.12%	138,387	2008
	17.353631	15.651490	-9.81%	20,698	2007
	16.347878	17.353631	6.15%	30,465	2006
	15.244346	16.347878	7.24%	138,779	2005
	12.539029	15.244346	21.58%	187,324	2004
	10.525863	12.539029	19.13%	35,062	2003
	12.056821	10.525863	-12.70%	10,560	2002
	10.000000	12.056821	20.57%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Utilities Fund - Q/NQ	9.049477	10.179554	12.49%	179,680	2009
	12.999381	9.049477	-30.39%	186,312	2008
	11.652407	12.999381	11.56%	287,676	2007
	9.744681	11.652407	19.58%	431,014	2006
	8.915836	9.744681	9.30%	160,983	2005
	7.688459	8.915836	15.96%	251,414	2004
	6.202486	7.688459	23.96%	391,502	2003
	9.341214	6.202486	-33.60%	223,472	2002
	10.000000	9.341214	-6.59%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.359173	11.970302	5.38%	81,289	2009
	13.093703	11.359173	-13.25%	98,684	2008
	11.214831	13.093703	16.75%	82,157	2007
	9.720048	11.214831	15.38%	63,200	2006
	10.000000	9.720048	-2.80%	11,192	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.519028	11.977801	25.83%	207,602	2009
	16.249173	9.519028	-41.42%	304,753	2008
	13.392897	16.249173	21.33%	424,680	2007
	12.163376	13.392897	10.11%	367,419	2006
	10.820869	12.163376	12.41%	389,481	2005
	9.887358	10.820869	9.44%	267,788	2004
	7.700099	9.887358	28.41%	202,112	2003
	10.000000	7.700099	-23.00%	148,681	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.873706	9.843443	-0.31%	18,517	2009
	10.000000	9.873706	-1.26%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.337416	8.733167	37.80%	246,971	2009
	11.265455	6.337416	-43.74%	102,581	2008
	10.017545	11.265455	12.46%	250,428	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.171830	8.284648	34.23%	121,898	2009
	10.790387	6.171830	-42.80%	43,679	2008
	10.000000	10.790387	7.90%	46,078	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.272727	8.812545	21.17%	88,589	2009
	10.521594	7.272727	-30.88%	29,545	2008
	10.020827	10.521594	5.00%	40,251	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.411486	8.225884	28.30%	313,024	2009
	10.000000	6.411486	-35.89%	114,023	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.724310	9.226584	-5.12%	191,817	2009
	10.000000	9.724310	-2.76%	19,804	2008*

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.753879	8.369048	-4.40%	183,098	2009
	10.895483	8.753879	-19.66%	243,561	2008
	10.615800	10.895483	2.63%	229,357	2007
	10.070102	10.615800	5.42%	234,528	2006
	10.000000	10.070102	0.70%	7,604	2005*

Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.958991	10.453309	16.68%	0	2009
	13.862563	8.958991	-35.37%	0	2008
	14.041315	13.862563	-1.27%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	7.163856	9.522410	32.92%	0	2009
	12.399057	7.163856	-42.22%	0	2008
	10.369081	12.399057	19.58%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	10.266426	12.157553	18.42%	0	2009
	14.191172	10.266426	-27.66%	0	2008
	15.142551	14.191172	-6.28%	0	2007

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.370125	13.879043	33.84%	0	2009
	18.314515	10.370125	-43.38%	0	2008
	15.804368	18.314515	15.88%	0	2007

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	8.082644	10.376946	28.39%	0	2009
	14.306692	8.082644	-43.50%	0	2008
	14.299639	14.306692	0.05%	0	2007

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	7.109142	8.988893	26.44%	0	2009
	13.656481	7.109142	-47.94%	0	2008
	10.913966	13.656481	25.13%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.990443	11.532428	44.33%	0	2009
	11.248021	7.990443	-28.96%	0	2008
	11.035749	11.248021	1.92%	0	2007

NVIT NVIT Government Bond Fund: Class III - Q/NQ	13.012424	13.202598	1.46%	0	2009
	12.225844	13.012424	6.43%	0	2008
	11.548868	12.225844	5.86%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.991566	11.314847	25.84%	0	2009
	14.420050	8.991566	-37.65%	0	2008
	13.774346	14.420050	4.69%	0	2007

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.709728	11.559565	7.94%	0	2009
	11.553253	10.709728	-7.30%	0	2008
	11.092303	11.553253	4.16%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.787485	11.543581	17.94%	0	2009
	12.927091	9.787485	-24.29%	0	2008
	12.378841	12.927091	4.43%	0	2007

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.374819	11.510378	22.78%	0	2009
	13.830045	9.374819	-32.21%	0	2008
	13.186912	13.830045	4.88%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.275249	11.637304	13.26%	0	2009
	12.239129	10.275249	-16.05%	0	2008
	11.707222	12.239129	4.54%	0	2007

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.993387	-0.07%	0	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.313417	23.13%	0	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.662565	8.401591	26.10%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	9.319084	11.631293	24.81%	0	2009

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.742373	12.968472	33.11%	0	2009
	15.946462	9.742373	-38.91%	0	2008
	15.807563	15.946462	0.88%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class III - Q/NQ	8.153134	10.162931	24.65%	0	2009
	14.116993	8.153134	-42.25%	0	2008
	13.203947	14.116993	6.91%	0	2007

Rydex Variable Trust - Banking Fund - Q/NQ	6.588331	6.285678	-4.59%	0	2009
	11.334200	6.588331	-41.87%	0	2008
	15.733378	11.334200	-27.96%	0	2007

Rydex Variable Trust - Basic Materials Fund - Q/NQ	13.197264	20.270061	53.59%	0	2009
	24.464344	13.197264	-46.06%	0	2008
	18.484588	24.464344	32.35%	0	2007

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.130899	9.506614	16.92%	0	2009
	9.328264	8.130899	-12.84%	1,026	2008
	9.043848	9.328264	3.14%	0	2007

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.675853	5.153870	10.22%	0	2009
	9.284319	4.675853	-49.64%	0	2008
	7.172823	9.284319	29.44%	653	2007

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.604756	14.834363	17.69%	0	2009
	16.653142	12.604756	-24.31%	0	2008
	15.175220	16.653142	9.74%	0	2007

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.339803	7.220869	35.23%	0	2009
	14.117428	5.339803	-62.18%	0	2008
	13.212848	14.117428	6.85%	0	2007

Rydex Variable Trust - Electronics Fund - Q/NQ	4.618050	7.840799	69.79%	1,288	2009
	9.369286	4.618050	-50.71%	0	2008
	9.726583	9.369286	-3.67%	0	2007

Rydex Variable Trust - Energy Fund - Q/NQ	14.867343	20.344094	36.84%	0	2009
	27.885164	14.867343	-46.68%	0	2008
	21.187933	27.885164	31.61%	0	2007

Rydex Variable Trust - Energy Services Fund - Q/NQ	14.209778	22.802431	60.47%	0	2009
	33.923830	14.209778	-58.11%	0	2008
	25.046295	33.923830	35.44%	179	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.503599	11.396763	34.02%	0	2009
	19.067745	8.503599	-55.40%	0	2008
	17.070849	19.067745	11.70%	0	2007

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.281603	7.427709	18.25%	0	2009
	12.237487	6.281603	-48.67%	0	2008
	15.255405	12.237487	-19.78%	0	2007

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	18.703974	12.650892	-32.36%	0	2009
	13.071748	18.703974	43.09%	0	2008
	12.057338	13.071748	8.41%	0	2007

Rydex Variable Trust - Health Care Fund - Q/NQ	9.086641	11.190349	23.15%	0	2009
	12.239726	9.086641	-25.76%	0	2008
	11.685201	12.239726	4.75%	0	2007

Rydex Variable Trust - Internet Fund - Q/NQ	9.144938	14.985318	63.86%	0	2009
	16.791433	9.144938	-45.54%	0	2008
	15.396889	16.791433	9.06%	0	2007

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.739732	5.326082	-45.32%	0	2009
	6.129054	9.739732	58.91%	0	2008
	6.816618	6.129054	-10.09%	0	2007

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	18.703974	12.650892	-32.36%	0	2009
	13.071748	18.703974	43.09%	0	2008
	12.057338	13.071748	8.41%	0	2007

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.686963	6.194293	-36.06%	0	2009
	7.293959	9.686963	32.81%	0	2008
	7.532534	7.293959	-3.17%	0	2007

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	6.159487	3.646530	-40.80%	0	2009
	4.211645	6.159487	46.25%	0	2008
	4.805210	4.211645	-12.35%	0	2007

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	9.078851	6.022583	-33.66%	0	2009
	7.369353	9.078851	23.20%	0	2008
	7.079292	7.369353	4.10%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.963217	6.415889	-28.42%	0	2009
	6.515049	8.963217	37.58%	0	2008
	6.540418	6.515049	-0.39%	0	2007

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.570191	9.250023	22.19%	0	2009
	11.431910	7.570191	-33.78%	0	2008
	13.035547	11.431910	-12.30%	0	2007

Rydex Variable Trust - Leisure Fund - Q/NQ	8.915038	12.042777	35.08%	0	2009
	17.725656	8.915038	-49.71%	0	2008
	18.409341	17.725656	-3.71%	0	2007

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.407450	14.164399	50.57%	0	2009
	21.083022	9.407450	-55.38%	0	2008
	20.599737	21.083022	2.35%	0	2007

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.490605	7.511567	115.19%	0	2009
	12.894214	3.490605	-72.93%	0	2008
	10.180435	12.894214	26.66%	0	2007

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.829332	13.259645	50.18%	0	2009
	15.385245	8.829332	-42.61%	0	2008
	13.217333	15.385245	16.40%	0	2007

Rydex Variable Trust - Nova Fund - Q/NQ	6.055059	8.106560	33.88%	0	2009
	13.462436	6.055059	-55.02%	0	2008
	13.475153	13.462436	-0.09%	0	2007

Rydex Variable Trust - Precious Metals Fund - Q/NQ	16.469936	24.284651	47.45%	0	2009
	27.134912	16.469936	-39.30%	0	2008
	22.974171	27.134912	18.11%	0	2007

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.614428	13.136654	23.76%	0	2009
	18.409660	10.614428	-42.34%	0	2008
	23.039529	18.409660	-20.10%	0	2007

Rydex Variable Trust - Retailing Fund - Q/NQ	8.602400	12.257915	42.49%	0	2009
	12.985418	8.602400	-33.75%	0	2008
	15.039131	12.985418	-13.66%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.833458	11.634709	31.71%	0	2009
	18.384494	8.833458	-51.95%	0	2008
	19.953695	18.384494	-7.86%	0	2007

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.313483	6.238110	44.62%	0	2009
	13.637384	4.313483	-68.37%	0	2008
	13.719816	13.637384	-0.60%	0	2007

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.674510	9.709475	45.47%	0	2009
	11.226873	6.674510	-40.55%	0	2008
	10.831865	11.226873	3.65%	0	2007

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.333586	9.464940	49.44%	0	2009
	12.485516	6.333586	-49.27%	0	2008
	13.354778	12.485516	-6.51%	0	2007

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	8.165829	12.651779	54.94%	0	2009
	12.943839	8.165829	-36.91%	0	2008
	12.080768	12.943839	7.14%	0	2007

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.407386	11.362160	53.39%	0	2009
	13.300613	7.407386	-44.31%	0	2008
	14.148800	13.300613	-5.99%	0	2007

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.217685	10.877164	32.36%	0	2009
	12.663756	8.217685	-35.11%	0	2008
	12.832314	12.663756	-1.31%	0	2007

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.202409	9.943753	60.32%	0	2009
	11.110933	6.202409	-44.18%	0	2008
	14.121727	11.110933	-21.32%	0	2007

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.339403	6.934349	-16.85%	0	2009
	7.995872	8.339403	4.30%	0	2008
	9.082590	7.995872	-11.96%	0	2007

Rydex Variable Trust - Technology Fund - Q/NQ	8.012911	12.318763	53.74%	0	2009
	14.857272	8.012911	-46.07%	0	2008
	13.624486	14.857272	9.05%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Telecommunications Fund - Q/NQ	6.185896	7.864728	27.14%	0	2009
	11.454160	6.185896	-45.99%	0	2008
	10.614801	11.454160	7.91%	0	2007

Rydex Variable Trust - Transportation Fund - Q/NQ	11.521032	13.361786	15.98%	0	2009
	15.602096	11.521032	-26.16%	0	2008
	17.307666	15.602096	-9.85%	0	2007

Rydex Variable Trust - Utilities Fund - Q/NQ	9.016379	10.137199	12.43%	0	2009
	12.958396	9.016379	-30.42%	0	2008
	11.621574	12.958396	11.50%	0	2007

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.340526	11.944618	5.33%	0	2009
	13.078833	11.340526	-13.29%	0	2008
	11.207805	13.078833	16.69%	0	2007

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.486967	11.931420	25.77%	0	2009
	16.202664	9.486967	-41.45%	0	2008
	13.361348	16.202664	21.27%	0	2007

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.873443	9.838203	-0.36%	0	2009
	10.000000	9.873443	-1.27%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.330757	8.719577	37.73%	0	2009
	11.259340	6.330757	-43.77%	0	2008
	10.017197	11.259340	12.40%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.166612	8.273470	34.17%	0	2009
	10.786735	6.166612	-42.83%	0	2008
	10.000000	10.786735	7.87%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.265091	8.798833	21.11%	0	2009
	10.515873	7.265091	-30.91%	0	2008
	10.020480	10.515873	4.94%	0	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.409309	8.218930	28.23%	0	2009
	10.000000	6.409309	-35.91%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.724054	9.221686	-5.17%	0	2009
	10.000000	9.724054	-2.76%	0	2008*

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.740212	8.351761	-4.44%	0	2009
	10.883986	8.740212	-19.70%	0	2008
	10.609979	10.883986	2.58%	0	2007

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.868693	10.332243	16.50%	86,092	2009
	13.743742	8.868693	-35.47%	114,725	2008
	13.942251	13.743742	-1.42%	174,448	2007
	12.070024	13.942251	15.51%	210,526	2006
	11.693221	12.070024	3.22%	139,535	2005
	10.490236	11.693221	11.47%	119,789	2004
	8.220643	10.490236	27.61%	63,147	2003
	10.000000	8.220643	-17.79%	12,355	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	7.091594	9.412039	32.72%	16,735	2009
	12.292706	7.091594	-42.31%	17,707	2008
	10.295849	12.292706	19.39%	35,420	2007
	10.790198	10.295849	-4.58%	42,694	2006
	10.705374	10.790198	0.79%	79,691	2005
	9.804072	10.705374	9.19%	27,933	2004
	7.954791	9.804072	23.25%	22,197	2003
	10.000000	7.954791	-20.45%	9,449	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	10.162884	12.016661	18.24%	74,356	2009
	14.069448	10.162884	-27.77%	126,398	2008
	15.035640	14.069448	-6.43%	133,897	2007
	12.844803	15.035640	17.06%	305,772	2006
	12.396088	12.844803	3.62%	141,680	2005
	10.990409	12.396088	12.79%	89,585	2004
	8.638958	10.990409	27.22%	45,763	2003
	10.000000	8.638958	-13.61%	12,026	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.265598	13.718302	33.63%	225,114	2009
	18.157566	10.265598	-43.46%	369,384	2008
	15.692871	18.157566	15.71%	464,405	2007
	14.275927	15.692871	9.93%	421,503	2006
	12.402572	14.275927	15.10%	366,265	2005
	10.918562	12.402572	13.59%	143,498	2004
	8.634659	10.918562	26.45%	92,688	2003
	10.000000	8.634659	-13.65%	26,379	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	8.001110	10.256675	28.19%	108,844	2009
	14.183979	8.001110	-43.59%	156,530	2008
	14.198659	14.183979	-0.10%	262,196	2007
	12.004782	14.198659	18.28%	352,337	2006
	11.522168	12.004782	4.19%	211,548	2005
	10.506054	11.522168	9.67%	116,095	2004
	8.185016	10.506054	28.36%	54,234	2003
	10.000000	8.185016	-18.15%	15,437	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	7.037442	8.884716	26.25%	89,499	2009
	13.539370	7.037442	-48.02%	90,038	2008
	10.836913	13.539370	24.94%	420,234	2007
	10.306328	10.836913	5.15%	109,784	2006
	9.900236	10.306328	4.10%	116,732	2005
	9.731195	9.900236	1.74%	64,509	2004
	7.444830	9.731195	30.71%	41,983	2003
	10.000000	7.444830	-25.55%	6,937	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.951150	11.458322	44.11%	2,084,076	2009
	11.209745	7.951150	-29.07%	412,679	2008
	11.015018	11.209745	1.77%	344,762	2007
	10.095342	11.015018	9.11%	263,093	2006
	10.000000	10.095342	0.95%	35,177	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.881288	13.049699	1.31%	286,565	2009
	12.121029	12.881288	6.27%	353,758	2008
	11.467362	12.121029	5.70%	420,380	2007
	11.247525	11.467362	1.95%	403,500	2006
	11.049676	11.247525	1.79%	334,339	2005
	10.846390	11.049676	1.87%	185,813	2004
	10.767127	10.846390	0.74%	106,842	2003
	10.000000	10.767127	7.67%	570,581	2002*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.928097	11.217919	25.65%	110,532	2009
	14.340085	8.928097	-37.74%	155,978	2008
	13.718902	14.340085	4.53%	128,016	2007
	11.893826	13.718902	15.34%	90,436	2006
	11.167839	11.893826	6.50%	61,354	2005
	10.000000	11.167839	11.68%	7,819	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.634159	11.460572	7.77%	456,640	2009
	11.489178	10.634159	-7.44%	247,232	2008
	11.047642	11.489178	4.00%	171,987	2007
	10.551357	11.047642	4.70%	141,530	2006
	10.344939	10.551357	2.00%	101,465	2005
	10.000000	10.344939	3.45%	19,368	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.718406	11.444710	17.76%	646,349	2009
	12.855396	9.718406	-24.40%	525,289	2008
	12.329009	12.855396	4.27%	571,579	2007
	11.213919	12.329009	9.94%	459,302	2006
	10.774297	11.213919	4.08%	285.344	2005
	10.000000	10.774297	7.74%	48,548	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.308635	11.411770	22.59%	298,237	2009
	13.753315	9.308635	-32.32%	416,450	2008
	13.133802	13.753315	4.72%	307,341	2007
	11.620958	13.133802	13.02%	268,933	2006
	10.992919	11.620958	5.71%	194,555	2005
	10.000000	10.992919	9.93%	25,437	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.202731	11.537640	13.08%	361,451	2009
	12.171238	10.202731	-16.17%	164,812	2008
	11.660081	12.171238	4.38%	187,732	2007
	10.903903	11.660081	6.93%	91,799	2006
	10.561399	10.903903	3.24%	75,770	2005
	10.000000	10.561399	5.61%	21,830	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.992555	-0.07%	11,755,810	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.300585	23.01%	26,134	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.595363	8.304217	25.91%	16,824	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	9.225090	11.496484	24.62%	19,929	2009

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.644121	12.818193	32.91%	72,280	2009
	15.809716	9.644121	-39.00%	70,264	2008
	15.695980	15.809716	0.72%	69,593	2007
	14.197292	15.695980	10.56%	87,592	2006
	12.814049	14.197292	10.79%	56,343	2005
	10.909960	12.814049	17.45%	40,581	2004
	7.844055	10.909960	39.09%	22,571	2003
	10.000000	7.844055	-21.56%	1,862	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	8.070945	10.045203	24.46%	7,353	2009
	13.995996	8.070945	-42.33%	12,841	2008
	13.110788	13.995996	6.75%	27,544	2007
	11.687610	13.110788	12.18%	23,619	2006
	11.035828	11.687610	59.10%	26,441	2005
	10.185045	11.035828	8.35%	11,442	2004
	8.098696	10.185045	25.76%	25,411	2003
	10.000000	8.098696	-19.01%	16,839	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.516117	6.207318	-4.74%	180,290	2009
	11.227139	6.516117	-41.96%	317,722	2008
	15.608636	11.227139	-28.07%	350,306	2007
	14.222240	15.608636	9.75%	300,783	2006
	14.826254	14.222240	-4.07%	77,035	2005
	13.098872	14.826254	13.19%	96,589	2004
	10.078963	13.098872	29.96%	74,652	2003
	10.297402	10.078963	-2.12%	20,951	2002
	10.000000	10.297402	2.97%	110	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	13.052709	20.017566	53.36%	190,681	2009
	24.233279	13.052709	-46.14%	178,777	2008
	18.337983	24.233279	32.15%	496,696	2007
	15.199458	18.337983	20.65%	341,967	2006
	14.808820	15.199458	2.64%	187,016	2005
	12.423328	14.808820	19.20%	230,758	2004
	9.579569	12.423328	29.69%	159,525	2003
	11.129631	9.579569	-13.93%	11,280	2002
	10.000000	11.129631	11.30%	46	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.041853	9.388232	16.74%	243,333	2009
	9.240154	8.041853	-12.97%	573,937	2008
	8.972122	9.240154	2.99%	345,898	2007
	9.407241	8.972122	-4.63%	260,144	2006
	8.616406	9.407241	9.18%	487,331	2005
	8.639374	8.616406	-0.27%	232,673	2004
	6.162251	8.639374	40.20%	108,757	2003
	11.430800	6.162251	-46.09%	14,845	2002
	10.000000	11.430800	14.31%	1,959	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.652826	5.120688	10.06%	385,292	2009
	9.252680	4.652826	-49.71%	361,754	2008
	7.159314	9.252680	29.24%	316,147	2007
	8.836535	7.159314	-18.98%	150,196	2006
	10.000000	8.836535	-11.63%	65,562	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.466759	14.649693	17.51%	170,668	2009
	16.495886	12.466759	-24.43%	174,359	2008
	15.054899	16.495886	9.57%	222,333	2007
	12.995766	15.054899	15.84%	369,062	2006
	13.225496	12.995766	-1.74%	28,775	2005
	11.832304	13.225496	11.77%	166,699	2004
	9.842795	11.832304	20.21%	69,110	2003
	10.350821	9.842795	-4.91%	36,842	2002
	10.000000	10.350821	3.51%	109	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.302087	7.158975	35.02%	434,684	2009
	14.039138	5.302087	-62.23%	924,884	2008
	13.159654	14.039138	6.68%	502,972	2007
	10.218277	13.159654	28.79%	521,482	2006
	10.767686	10.218277	-5.10%	233,262	2005
	10.000000	10.767686	7.68%	286,920	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	4.567432	7.743086	69.53%	422,603	2009
	9.280739	4.567432	-50.79%	27,792	2008
	9.649405	9.280739	-3.82%	25,807	2007
	9.543929	9.649405	1.11%	43,901	2006
	9.313517	9.543929	2.47%	108,388	2005
	12.100711	9.313517	-23.03%	159,303	2004
	7.222870	12.100711	67.53%	198,495	2003
	14.138282	7.222870	-48.91%	18,295	2002
	10.000000	14.138282	41.38%	2,358	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Fund - Q/NQ	14.704475	20.090681	36.63%	204,029	2009
	27.621760	14.704475	-46.76%	259,504	2008
	21.019890	27.621760	31.41%	482,386	2007
	19.036366	21.019890	10.42%	307,463	2006
	13.927922	19.036366	36.68%	353,148	2005
	10.673781	13.927922	30.49%	283,721	2004
	8.795586	10.673781	21.35%	84,601	2003
	10.308511	8.795586	-14.68%	13,687	2002
	10.000000	10.308511	3.09%	62	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	14.704475	20.090681	36.63%	204,029	2009
	27.621760	14.704475	-46.76%	259,504	2008
	21.019890	27.621760	31.41%	482,386	2007
	19.036366	21.019890	10.42%	307,463	2006
	13.927922	19.036366	36.68%	353,148	2005
	11.757380	13.927922	31.94%	201,196	2004
	10.993402	11.757380	6.95%	76,467	2003
	12.674381	10.993402	-13.26%	17,983	2002
	10.000000	12.674381	26.74%	31,791	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.410435	11.254776	33.82%	161,879	2009
	18.887647	8.410435	-55.47%	385,026	2008
	16.935470	18.887647	11.53%	593,136	2007
	13.255018	16.935470	27.77%	662,367	2006
	12.632990	13.255018	4.29%	310,817	2005
	11.024908	12.632990	14.59%	430,933	2004
	7.810833	11.024908	41.15%	117,704	2003
	11.051567	7.810833	-29.32%	23,327	2002
	10.000000	11.051567	10.52%	3,473	2001*

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.212769	7.335153	18.07%	351,608	2009
	12.121901	6.212769	-48.75%	281,344	2008
	15.134427	12.121901	-19.91%	575,102	2007
	13.142136	15.134427	15.16%	445,711	2006
	12.886120	13.142136	1.99%	209,812	2005
	11.153299	12.886120	15.54%	166,559	2004
	8.769329	11.153299	27.19%	91,891	2003
	10.470367	8.769329	-16.25%	21,474	2002
	10.000000	10.470367	4.70%	62	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	18.499165	12.493368	-32.47%	335,544	2009
	12.948270	18.499165	42.87%	346,662	2008
	11.961703	12.948270	8.25%	336,775	2007
	12.519359	11.961703	-4.45%	196,289	2006
	11.784477	12.519359	6.24%	529,406	2005
	11.023758	11.784477	6.90%	513,258	2004
	11.295698	11.023758	-2.41%	232,041	2003
	9.655322	11.295698	16.99%	598,951	2002
	10.000000	9.655322	-3.45%	13,049	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	8.987127	11.051000	22.96%	361,660	2009
	12.124112	8.987127	-25.87%	540,675	2008
	11.592511	12.124112	4.59%	509,620	2007
	11.179207	11.592511	3.70%	668,172	2006
	10.241595	11.179207	9.15%	527,291	2005
	9.773427	10.241595	4.79%	287,489	2004
	7.634271	9.773427	28.02%	138,714	2003
	9.834431	7.634271	-22.37%	22,261	2002
	10.000000	9.834431	-1.66%	23	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	9.044753	14.798663	63.62%	167,871	2009
	16.632848	9.044753	-45.62%	17,136	2008
	15.274800	16.632848	8.89%	281,370	2007
	14.114035	15.274800	8.22%	116,617	2006
	14.506240	14.114035	-2.70%	136,947	2005
	12.690396	14.506240	14.31%	139,822	2004
	7.825022	12.690396	62.18%	258,999	2003
	13.999557	7.825022	-44.11%	20,372	2002
	10.000000	13.999557	40.00%	0	2001*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.670989	5.280447	-45.40%	545,939	2009
	6.095042	9.670989	58.67%	129,174	2008
	6.789162	6.095042	-10.22%	166,909	2007
	8.796749	6.789162	-22.82%	275,706	2006
	8.774091	8.796749	0.26%	223,887	2005
	10.000000	8.774091	-12.26%	78,097	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.605748	6.603548	17.80%	279,586	2009
	8.142354	5.605748	-31.15%	234,958	2008
	8.644503	8.142354	-5.81%	319,593	2007
	8.105463	8.644503	6.65%	197,131	2006
	8.670351	8.105463	-6.52%	299,626	2005
	9.838326	8.670351	-11.87%	430,373	2004
	10.000000	9.838326	-1.62%	257,200	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.618613	6.141242	-36.15%	44,224	2009
	7.253496	9.618613	32.61%	49,609	2008
	7.502198	7.253496	-3.32%	26,744	2007
	7.907124	7.502198	-5.12%	285,668	2006
	8.727199	7.907124	-9.40%	183,817	2005
	10.000000	8.727199	-12.73%	6,295	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	6.092056	3.601122	-40.89%	1,128,571	2009
	4.171852	6.092056	46.03%	273,662	2008
	4.767072	4.171852	-12.49%	395,783	2007
	4.900844	4.767072	-2.73%	915,063	2006
	4.905391	4.900844	-0.09%	672,927	2005
	5.639792	4.905391	-13.02%	408,438	2004
	9.128176	5.639792	-38.22%	278,004	2003
	6.913138	9.128176	32.04%	110,033	2002
	10.000000	6.913138	-30.87%	3,558	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	9.014770	5.970978	-33.76%	378,623	2009
	7.328454	9.014770	23.01%	129,738	2008
	7.050759	7.328454	3.94%	287,406	2007
	8.117436	7.050759	-13.14%	434,961	2006
	8.487334	8.117436	-4.36%	261,537	2005
	10.000000	8.487334	-15.13%	6,601	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.865051	6.335980	-28.53%	785,438	2009
	6.453476	8.865051	37.37%	270,991	2008
	6.488527	6.453476	-0.54%	249,045	2007
	7.110628	6.488527	-8.75%	550,301	2006
	7.263682	7.110628	-2.11%	429,074	2005
	8.200178	7.263682	-11.42%	177,971	2004
	10.886885	8.200178	-24.68%	125,910	2003
	9.072262	10.886885	20.00%	53,355	2002
	10.000000	9.072262	-9.28%	5,865	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.487293	9.134827	22.00%	110,549	2009
	11.323924	7.487293	-33.88%	281,830	2008
	12.932160	11.323924	-12.44%	151,702	2007
	12.468255	12.932160	3.72%	406,730	2006
	10.501638	12.468255	18.73%	610,287	2005
	9.648629	10.501638	8.84%	212,858	2004
	7.106997	9.648629	35.76%	84,813	2003
	8.597002	7.106997	-17.33%	56,537	2002
	10.000000	8.597002	-14.03%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.817402	11.892797	34.88%	84,243	2009
	17.558284	8.817402	-49.78%	14,850	2008
	18.263391	17.558284	-3.86%	35,727	2007
	14.993829	18.263391	21.81%	183,707	2006
	15.976362	14.993829	-6.15%	22,162	2005
	13.074864	15.976362	22.19%	127,959	2004
	9.825471	13.074864	33.07%	44,463	2003
	11.684721	9.825471	-15.91%	14,477	2002
	10.000000	11.684721	16.85%	3	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.304389	13.987936	50.34%	136,823	2009
	20.883917	9.304389	-55.45%	293,604	2008
	20.436396	20.883917	2.19%	264,346	2007
	18.753081	20.436396	8.98%	295,574	2006
	16.664353	18.753081	12.53%	530,619	2005
	13.829879	16.664353	20.50%	211,673	2004
	9.196845	13.829879	50.38%	207,147	2003
	12.338242	9.196845	-25.46%	75,895	2002
	10.000000	12.338242	23.38%	4,619	2001*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.452313	7.417894	114.87%	408,261	2009
	12.772338	3.452313	-72.97%	1,357,691	2008
	10.099629	12.772338	26.46%	1,061,551	2007
	9.762801	10.099629	3.45%	452,746	2006
	10.205381	9.762801	-4.34%	6,390,695	2005
	9.058013	10.205381	12.67%	634,063	2004
	4.622278	9.058013	95.96%	404,276	2003
	15.345752	4.622278	-69.88%	167,138	2002
	10.000000	15.345752	53.46%	46	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.732616	13.094513	49.95%	270,762	2009
	15.239938	8.732616	-42.70%	126,375	2008
	13.112504	15.239938	16.22%	294,278	2007
	12.566017	13.112504	4.35%	241,954	2006
	12.597379	12.566017	-0.25%	186,053	2005
	11.678194	12.597379	7.87%	1,225,308	2004
	8.140617	11.678194	43.46%	208,389	2003
	13.495576	8.140617	-39.68%	66,403	2002
	10.000000	13.495516	34.96%	3,441	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	5.988718	8.005562	33.68%	809,438	2009
	13.335275	5.988718	-55.09%	576,930	2008
	13.368280	13.335275	-0.25%	552,803	2007
	11.360948	13.368280	17.67%	1,120,969	2006
	11.076721	11.360948	2.57%	1,586,985	2005
	9.795845	11.076721	13.08%	1,582,505	2004
	7.133928	9.795845	37.31%	1,211,382	2003
	11.251326	7.133928	-36.59%	105,484	2002
	10.000000	11.251326	12.51%	20,128	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	16.289533	23.982124	47.22%	530,491	2009
	26.878607	16.289533	-39.40%	420,240	2008
	22.792002	26.878607	17.93%	395,656	2007
	19.025969	22.792002	19.79%	427,881	2006
	15.953442	19.025969	19.26%	403,329	2005
	18.851653	15.953442	-15.37%	127,412	2004
	13.562180	18.851653	39.00%	137,158	2003
	9.442946	13.562180	43.62%	62,727	2002
	10.000000	9.442946	-5.57%	9	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.498145	12.972986	23.57%	171,550	2009
	18.235816	10.498145	-42.43%	222,260	2008
	22.856894	18.235816	-20.22%	198,242	2007
	17.723222	22.856894	28.97%	527,005	2006
	16.766570	17.723222	5.71%	107,942	2005
	13.119871	16.766570	27.80%	180,766	2004
	10.205876	13.119871	28.55%	30,988	2003
	10.462506	10.205876	-2.45%	28,854	2002
	10.000000	10.462506	4.63%	58	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	8.508176	12.105270	42.28%	177,432	2009
	12.862770	8.508176	-33.85%	91,460	2008
	14.919880	12.862770	-13.79%	39,694	2007
	13.739114	14.919880	8.59%	59,618	2006
	13.203201	13.739114	4.06%	27,414	2005
	12.160556	13.203201	8.57%	39,755	2004
	9.112820	12.160556	33.44%	46,713	2003
	11.829843	9.112820	-22.97%	7,703	2002
	10.000000	11.829843	18.30%	37,537	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.736671	11.489750	31.51%	95,148	2009
	18.210843	8.736671	-52.02%	329,902	2008
	19.795457	18.210843	-8.00%	200,923	2007
	16.603820	19.795457	19.22%	383,949	2006
	16.196139	16.603820	2.52%	199,004	2005
	13.113200	16.196139	23.51%	1,076,517	2004
	8.091323	13.113200	62.06%	1,692,379	2003
	12.706376	8.091323	-36.32%	82,923	2002
	10.000000	12.706376	27.06%	39,436	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.266185	6.160339	44.40%	408,161	2009
	13.508521	4.266185	-68.42%	1,269,499	2008
	13.610958	13.508521	-0.75%	423,223	2007
	11.153413	13.610958	22.03%	529,297	2006
	10.935494	11.153413	1.99%	449,981	2005
	9.482628	10.935494	15.32%	376,067	2004
	6.203679	9.482628	52.85%	220,511	2003
	11.647173	6.203679	-46.74%	102,052	2002
	10.000000	11.647173	16.47%	171	2001*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.627388	9.626291	45.25%	422,933	2009
	11.164608	6.627388	-40.64%	242,700	2008
	10.788258	11.164608	3.49%	886,842	2007
	10.374867	10.788258	3.98%	334,461	2006
	10.333074	10.374867	0.40%	231,736	2005
	10.000000	10.333074	3.33%	248,337	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.288847	9.383798	49.21%	535,764	2009
	12.416254	6.288847	-49.35%	164,139	2008
	13.301012	12.416254	-6.65%	228,236	2007
	11.458680	13.301012	16.08%	1,011,038	2006
	11.147972	11.458680	2.79%	470,198	2005
	10.000000	11.147972	11.48%	219,601	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	8.108149	12.543337	54.70%	631,163	2009
	12.872015	8.108149	-37.01%	249,209	2008
	12.032104	12.872015	6.98%	213,109	2007
	11.826472	12.032104	1.74%	134,393	2006
	10.754884	11.826472	9.96%	1,002,308	2005
	10.000000	10.754884	7.55%	124,527	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.355087	11.264808	53.16%	278,673	2009
	13.226869	7.355087	-44.39%	219,801	2008
	14.091855	13.226869	-6.14%	123,162	2007
	12.200748	14.091855	15.50%	120,583	2006
	11.417124	12.200748	6.86%	157,452	2005
	10.000000	11.417124	14.17%	377,461	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.159667	10.783955	32.16%	75,082	2009
	12.593510	8.159667	-35.21%	252,196	2008
	12.780643	12.593510	-1.46%	91,156	2007
	12.025415	12.780643	6.28%	100,479	2006
	11.477962	12.025415	4.77%	181,343	2005
	10.000000	11.477962	14.78%	223,320	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.158600	9.858512	60.08%	127,429	2009
	11.049299	6.158600	-44.26%	324,001	2008
	14.064878	11.049299	-21.44%	73,462	2007
	11.959779	14.064878	17.60%	173,277	2006
	11.697682	11.959779	2.24%	235,320	2005
	10.000000	11.697682	16.98%	640,274	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.298404	6.889785	-16.97%	167,335	2009
	7.968658	8.298404	4.14%	100,202	2008
	9.065510	7.968658	-12.10%	16,357	2007
	10.281835	9.065510	-11.83%	586	2006
	10.000000	10.281835	2.82%	10,371	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	7.925136	12.165331	53.50%	397,781	2009
	14.716938	7.925136	-46.15%	247,647	2008
	13.516426	14.716938	8.88%	369,265	2007
	12.938733	13.516426	4.46%	486,905	2006
	12.719528	12.938733	1.72%	192,752	2005
	12.747012	12.719528	-0.22%	261,565	2004
	8.009358	12.747012	59.15%	191,061	2003
	13.334237	8.009358	-39.93%	35,379	2002
	10.000000	13.334237	33.34%	1,644	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	6.118123	7.766743	26.95%	90,604	2009
	11.345955	6.118123	-46.08%	206,586	2008
	10.530608	11.345955	7.74%	373,218	2007
	8.931531	10.530608	17.90%	218,965	2006
	8.949312	8.931531	-0.20%	100,730	2005
	8.050968	8.949312	11.16%	101,099	2004
	6.104956	8.050968	31.88%	185,212	2003
	10.243535	6.104956	-40.40%	30,297	2002
	10.000000	10.243535	2.44%	58	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	11.394862	13.195373	15.80%	253,288	2009
	15.454732	11.394862	-26.27%	223,359	2008
	17.170425	15.454732	-9.99%	42,060	2007
	16.207990	17.170425	5.94%	148,019	2006
	15.144445	16.207990	7.02%	130,927	2005
	12.482094	15.144445	21.33%	224,385	2004
	10.499290	12.482094	18.89%	18,724	2003
	12.050818	10.499290	-12.87%	19,938	2002
	10.000000	12.050818	20.51%	27	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	8.917637	10.010971	12.26%	126,942	2009
	12.836004	8.917637	-30.53%	300,219	2008
	11.529397	12.836004	11.33%	635,028	2007
	9.661285	11.529397	19.34%	805,911	2006
	8.857404	9.661285	9.08%	415,278	2005
	7.653545	8.857404	15.73%	286,267	2004
	6.186818	7.653545	23.71%	123,683	2003
	9.336544	6.186818	-33.74%	44,796	2002
	10.000000	9.336544	-6.63%	1,745	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.284777	11.867835	5.17%	81,907	2009
	13.034334	11.284777	-13.42%	99,817	2008
	11.186744	13.034334	16.52%	197,734	2007
	9.715300	11.186744	15.15%	215,062	2006
	10.000000	9.715300	-2.85%	24,692	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.391313	11.793201	25.58%	319,393	2009
	16.063746	9.391313	-41.54%	349,752	2008
	13.267041	16.063746	21.08%	445,336	2007
	12.073431	13.267041	9.89%	353,725	2006
	10.762550	12.073431	12.18%	409,110	2005
	9.854009	10.762550	9.22%	210,233	2004
	7.689657	9.854009	28.15%	261,177	2003
	10.000000	7.689657	-23.10%	61,431	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.872664	9.822489	-0.51%	25,589	2009
	10.000000	9.872664	-1.27%	86	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.310818	8.678920	37.52%	185,297	2009
	11.240982	6.310818	-43.86%	485,752	2008
	10.016154	11.240982	12.23%	354,671	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.150978	8.239965	33.96%	101,094	2009
	10.775787	6.150978	-42.92%	101,129	2008
	10.000000	10.775787	7.76%	98,317	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.242222	8.757821	20.93%	409,033	2009
	10.498727	7.242222	-31.02%	40,132	2008
	10.019438	10.498727	4.78%	25,583	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.402793	8.198103	28.04%	305,300	2009
	10.000000	6.402793	-35.97%	128,931	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.723284	9.206958	-5.31%	439,877	2009
	10.000000	9.723284	-2.77%	98,720	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.699284	8.300016	-4.59%	94,901	2009
	10.849506	8.699284	-19.82%	428,750	2008
	10.592554	10.849506	2.43%	182,525	2007
	10.068368	10.592554	5.21%	256,448	2006
	10.000000	10.068368	0.68%	26,996	2005*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.838738	10.292123	16.44%	27,454	2009
	13.704304	8.838738	-35.50%	30,392	2008
	13.909339	13.704304	-1.47%	39,531	2007
	12.047622	13.909339	15.45%	53,908	2006
	11.677404	12.047622	3.17%	36,325	2005
	10.481357	11.677404	11.41%	36,036	2004
	8.217849	10.481357	27.54%	13,797	2003
	10.000000	8.217849	-17.82%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	7.067664	9.375532	32.65%	14,364	2009
	12.257449	7.067664	-42.34%	16,273	2008
	10.271549	12.257449	19.33%	6,562	2007
	10.770181	10.271549	-4.63%	6,767	2006
	10.690907	10.770181	0.74%	21,842	2005
	9.795781	10.690907	9.14%	11,261	2004
	7.952087	9.795781	23.19%	3,517	2003
	10.000000	7.952087	-20.48%	56	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	10.128616	11.970085	18.18%	46,895	2009
	14.029121	10.128616	-27.80%	73,926	2008
	15.000183	14.029121	-6.47%	69,643	2007
	12.820983	15.000183	17.00%	79,620	2006
	12.379346	12.820983	3.57%	85,184	2005
	10.981117	12.379346	12.73%	64,470	2004
	8.636024	10.981117	27.15%	18.988	2003
	10.000000	8.636024	-13.64%	2,250	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.230929	13.665044	33.57%	95,335	2009
	18.105445	10.230929	-43.49%	114,095	2008
	15.655802	18.105445	15.65%	149,509	2007
	14.249417	15.655802	9.87%	134,266	2006
	12.385804	14.249417	15.05%	118,271	2005
	10.909334	12.385804	13.53%	46,937	2004
	8.631732	10.909334	26.39%	9,759	2003
	10.000000	8.631732	-13.68%	20,160	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	7.974117	10.216874	28.13%	52,664	2009
	14.143299	7.974117	-43.62%	63,410	2008
	14.165164	14.143299	-0.15%	73,819	2007
	11.982508	14.165164	18.22%	80,360	2006
	11.506601	11.982508	4.14%	76,498	2005
	10.497178	11.506601	9.62%	59,683	2004
	8.182238	10.497178	28.29%	16,208	2003
	10.000000	8.182238	-18.18%	20,828	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	7.013673	8.850226	26.19%	49,074	2009
	13.500505	7.013673	-48.05%	55,712	2008
	10.811304	13.500505	24.87%	54,105	2007
	10.287172	10.811304	5.10%	44,675	2006
	9.886835	10.287172	4.05%	47,602	2005
	9.722961	9.886835	1.69%	32,019	2004
	7.442306	9.722961	30.64%	10,079	2003
	10.000000	7.442306	-25.58%	107	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.938081	11.433713	44.04%	78,609	2009
	11.197000	7.938081	-29.11%	59,172	2008
	11.008100	11.197000	1.72%	25,090	2007
	10.094114	11.008100	9.05%	13,840	2006
	10.000000	10.094114	0.94%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.837805	12.999060	1.26%	91,404	2009
	12.086242	12.837805	6.22%	123,293	2008
	11.440275	12.086242	5.65%	78,318	2007
	11.226648	11.440275	1.90%	65,447	2006
	11.034751	11.226648	1.74%	37,521	2005
	10.837227	11.034751	1.82%	26,671	2004
	10.763487	10.837227	0.69%	31,943	2003
	10.000000	10.763487	7.63%	36,085	2002*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.907008	11.185753	25.58%	15,243	2009
	14.313487	8.907008	-37.77%	14,258	2008
	13.700438	14.313487	4.47%	17,166	2007
	11.883825	13.700438	15.29%	10,075	2006
	11.164091	11.883825	6.45%	50,185	2005
	10.000000	11.164091	11.64%	790	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.609048	11.427719	7.72%	33,290	2009
	11.467861	10.609048	-7.49%	22,545	2008
	11.032775	11.467861	3.94%	29,507	2007
	10.542490	11.032775	4.65%	5,685	2006
	10.341471	10.542490	1.94%	22,573	2005
	10.000000	10.341471	3.41%	32,589	2004*
NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.695469	11.411910	17.70%	123,082	2009
	12.831573	9.695469	-24.44%	171,189	2008
	12.312431	12.831573	4.22%	241,181	2007
	11.204503	12.312431	9.89%	333,282	2006
	10.770689	11.204503	4.03%	326,548	2005
	10.000000	10.770689	7.71%	479,235	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.286667	11.379071	22.53%	43,012	2009
	13.727845	9.286667	-32.35%	49,487	2008
	13.116168	13.727845	4.66%	64,165	2007
	11.611216	13.116168	12.96%	152,985	2006
	10.989245	11.611216	5.66%	65,877	2005
	10.000000	10.989245	9.89%	31,158	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.178642	11.504568	13.03%	131,110	2009
	12.148679	10.178642	-16.22%	109,078	2008
	11.644404	12.148679	4.33%	191,051	2007
	10.894733	11.644404	6.88%	21,283	2006
	10.557857	10.894733	3.19%	17,362	2005
	10.000000	10.557857	5.58%	304	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.992278	-0.08%	1,410,965	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.296304	22.96%	7,213	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.573110	8.272010	25.85%	5,136	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	9.193947	11.451869	24.56%	5,789	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.611574	12.768470	32.84%	19,192	2009
	15.764376	9.611574	-39.03%	17,178	2008
	15.658948	15.764376	0.67%	23,036	2007
	14.170953	15.658948	10.50%	17,068	2006
	12.796737	14.170953	10.74%	18,765	2005
	10.900731	12.796737	17.39%	16,750	2004
	7.841391	10.900731	39.02%	9,057	2003
	10.000000	7.841391	-21.59%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	8.043694	10.006197	24.40%	4,793	2009
	13.955842	8.043694	-42.36%	10,044	2008
	13.079832	13.955842	6.70%	11,316	2007
	11.665912	13.079832	12.12%	12,238	2006
	11.020901	11.665912	5.85%	10,861	2005
	10.176436	11.020901	8.30%	11,730	2004
	8.095962	10.176436	25.70%	9,649	2003
	10.000000	8.095962	-19.04%	24,403	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.492213	6.181401	-4.79%	5,884	2009
	11.191648	6.492213	-41.99%	66,960	2008
	15.567241	11.191648	-28.11%	9,990	2007
	14.191698	15.567241	9.69%	83,500	2006
	14.801882	14.191698	-4.12%	8,468	2005
	13.083977	14.801882	13.13%	24,304	2004
	10.072604	13.083977	29.90%	16,666	2003
	10.296117	10.072604	-2.17%	20,563	2002
	10.000000	10.296117	2.96%	103	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	13.004823	19.934001	53.28%	44,055	2009
	24.156645	13.004823	-46.16%	33,119	2008
	18.289312	24.156645	32.08%	84,869	2007
	15.166782	18.289312	20.59%	42,832	2006
	14.784459	15.166782	2.59%	48,757	2005
	12.409182	14.784459	19.14%	106,404	2004
	9.573510	12.409182	29.62%	117,438	2003
	11.128236	9.573510	-13.97%	879	2002
	10.000000	11.128236	11.28%	146	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Biotechnology Fund - Q/NQ	8.012331	9.349025	16.68%	43,939	2009
	9.210906	8.012331	-13.01%	136,186	2008
	8.948280	9.210906	2.93%	52,997	2007
	9.386990	8.948280	-4.67%	33,222	2006
	8.602193	9.386990	9.12%	170,980	2005
	8.629500	8.602193	-0.32%	37,708	2004
	6.158334	8.629500	40.13%	76,684	2003
	11.429374	6.158334	-46.12%	12,386	2002
	10.000000	11.429374	14.29%	134	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.645162	5.109652	10.00%	30,417	2009
	9.242141	4.645162	-49.74%	15,963	2008
	7.154813	9.242141	29.17%	16,117	2007
	8.835452	7.154813	-19.02%	34,274	2006
	10.000000	8.835452	-11.65%	43,165	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.421053	14.588570	17.45%	15,666	2009
	16.443749	12.421053	-24.46%	78,927	2008
	15.014962	16.443749	9.52%	20,624	2007
	12.967839	15.014962	15.79%	81,802	2006
	13.203747	12.967839	-1.79%	12,960	2005
	11.818825	13.203747	11.72%	13,966	2004
	9.836568	11.818825	20.15%	32,889	2003
	10.349527	9.836568	-4.96%	24,611	2002
	10.000000	10.349527	3.50%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.289557	7.138445	34.95%	98,811	2009
	14.013089	5.289557	-62.25%	148,969	2008
	13.141941	14.013089	6.63%	17,402	2007
	10.209680	13.141941	28.72%	35,425	2006
	10.764078	10.209680	-5.15%	8,102	2005
	10.000000	10.764078	7.64%	20,433	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	4.550682	7.710784	69.44%	68,414	2009
	9.251400	4.550682	-50.81%	6,887	2008
	9.623805	9.251400	-3.87%	1,809	2007
	9.523425	9.623805	1.05%	12,584	2006
	9.298209	9.523425	2.42%	12,556	2005
	12.086944	9.298209	-23.07%	62,774	2004
	7.218298	12.086944	67.45%	126,783	2003
	14.136521	7.218298	-48.94%	915	2002
	10.000000	14.136521	41.37%	99	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Fund - Q/NQ	14.650581	20.006900	36.56%	45,440	2009
	27.534512	14.650581	-46.79%	45,657	2008
	20.964179	27.534512	31.34%	87,160	2007
	18.995502	20.964179	10.36%	78,607	2006
	13.905036	18.995502	36.61%	110,270	2005
	10.661638	13.905036	30.42%	154,526	2004
	8.790027	10.661638	21.29%	72,184	2003
	10.307222	8.790027	-14.72%	33,784	2002
	10.000000	10.307222	3.07%	382	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	14.002562	22.424449	60.15%	55,811	2009
	33.497209	14.002562	-58.20%	28,285	2008
	24.781759	33.497209	35.17%	72,867	2007
	22.646213	24.781759	9.43%	53,848	2006
	15.486609	22.646213	46.23%	120,350	2005
	11.743994	15.486609	31.87%	118,065	2004
	10.986447	11.743994	6.90%	4,448	2003
	12.672797	10.986447	-13.31%	21,641	2002
	10.000000	12.672797	26.73%	73	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.379570	11.207782	33.75%	17,555	2009
	18.827904	8.379570	-55.49%	69,806	2008
	16.890506	18.827904	11.47%	111,848	2007
	13.226515	16.890506	27.70%	139,080	2006
	12.612206	13.226515	4.87%	101,944	2005
	11.012347	12.612206	14.53%	116,212	2004
	7.805890	11.012347	41.08%	70,777	2003
	11.050187	7.805890	-29.36%	23,657	2002
	10.000000	11.050187	10.50%	355	2001*

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.189966	7.304524	18.01%	108,100	2009
	12.083560	6.189966	-48.77%	19,900	2008
	15.094257	12.083560	-19.95%	8,840	2007
	13.113887	15.094257	15.10%	95,270	2006
	12.864919	13.113887	1.94%	16,384	2005
	11.140594	12.864919	15.48%	19,701	2004
	8.763790	11.140594	27.12%	32,858	2003
	10.469059	8.763790	-16.29%	4,512	2002
	10.000000	10.469059	4.69%	204	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	18.431333	12.441248	-32.50%	25,232	2009
	12.907333	18.431333	42.80%	24,565	2008
	11.929963	12.907333	8.19%	48,958	2007
	12.492453	11.929963	-4.50%	46,320	2006
	11.765096	12.492453	6.18%	53,954	2005
	11.011208	11.765096	6.85%	57,735	2004
	11.288560	11.011208	-2.46%	77,916	2003
	9.654115	11.288560	16.93%	8,951	2002
	10.000000	9.654115	-3.46%	379	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	8.954153	11.004880	22.90%	34,662	2009
	12.085782	8.954153	-25.91%	157,827	2008
	11.561746	12.085782	4.53%	70,662	2007
	11.155177	11.561746	3.64%	73,582	2006
	10.224749	11.155177	9.10%	86,163	2005
	9.762304	10.224749	4.74%	63,387	2004
	7.629437	9.762304	27.96%	36,857	2003
	9.833204	7.629437	-22.41%	55,318	2002
	10.000000	9.833204	-1.67%	0	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	9.011581	14.736918	63.53%	18,247	2009
	16.580283	9.011581	-45.65%	6,510	2008
	15.234285	16.580283	8.84%	62,992	2007
	14.083720	15.234285	8.17%	22,288	2006
	14.482407	14.083720	-2.75%	45,368	2005
	12.675955	14.482407	14.25%	27,902	2004
	7.820065	12.675955	62.10%	100,582	2003
	13.997818	7.820065	-44.13%	1,727	2002
	10.000000	13.997818	39.98%	47	2001*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.648146	5.265296	-45.43%	45,657	2009
	6.083729	9.648146	58.59%	4,919	2008
	6.780020	6.083729	-10.27%	10,989	2007
	8.789354	6.780020	-22.86%	15,467	2006
	8.771152	8.789354	0.21%	30,733	2005
	10.000000	8.771152	-12.29%	796	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.589667	6.581269	17.74%	215,309	2009
	8.123121	5.589667	-31.19%	53,290	2008
	8.628486	8.123121	-5.86%	79,557	2007
	8.094527	8.628486	6.60%	47,470	2006
	8.663023	8.094527	-6.56%	123,199	2005
	9.835000	8.663023	-11.92%	231,356	2004
	10.000000	9.835000	-1.65%	138,807	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.595925	6.123653	-36.18%	36,308	2009
	7.240043	9.595925	32.54%	34,855	2008
	7.492112	7.240043	-3.36%	34,437	2007
	7.900487	7.492112	-5.17%	3,758	2006
	8.724281	7.900487	-9.44%	7,061	2005
	10.000000	8.724281	-12.76%	1,290	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	6.069703	3.586086	-40.92%	11,686	2009
	4.158646	6.069703	45.95%	88,357	2008
	4.754415	4.158646	-12.53%	94,644	2007
	4.890303	4.754415	-2.78%	106,590	2006
	4.897315	4.890303	-0.14%	109,515	2005
	5.633359	4.897315	-13.07%	99,450	2004
	9.122408	5.633359	-38.25%	27,660	2003
	6.912265	9.122408	31.97%	38,503	2002
	10.000000	6.912265	-30.88%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.993498	5.953863	-33.80%	13,452	2009
	7.314871	8.993498	22.95%	3,191	2008
	7.041282	7.314871	3.89%	12,884	2007
	8.110624	7.041282	-13.18%	45,082	2006
	8.484496	8.110624	-4.41%	10,026	2005
	10.000000	8.484496	-15.16%	1,148	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.832559	6.309562	-28.56%	112,412	2009
	6.433088	8.832559	37.30%	48,508	2008
	6.471312	6.433088	-0.59%	120,353	2007
	7.095350	6.471312	-8.80%	90,506	2006
	7.251739	7.095350	-2.16%	95,690	2005
	8.190847	7.251739	-11.47%	165,665	2004
	10.880010	8.190847	-24.72%	26,952	2003
	9.071127	10.880010	19.94%	30,712	2002
	10.000000	9.071127	-9.29%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.459808	9.096676	21.94%	30,013	2009
	11.288103	7.459808	-33.91%	68,836	2008
	12.897832	11.288103	-12.48%	71,824	2007
	12.441442	12.897832	3.67%	119,841	2006
	10.484359	12.441442	18.67%	142,090	2005
	9.637631	10.484359	8.79%	72,226	2004
	7.102492	9.637631	35.69%	55,367	2003
	8.595925	7.102492	-17.37%	0	2002
	10.000000	8.595925	-14.04%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.785057	11.843165	34.81%	37,317	2009
	17.502777	8.785057	-49.81%	6,502	2008
	18.214935	17.502777	-3.91%	10,996	2007
	14.961605	18.214935	21.74%	40,534	2006
	15.950092	14.961605	-6.20%	14,079	2005
	13.059984	15.950092	22.13%	36,298	2004
	9.819263	13.059984	33.00%	26,722	2003
	11.683260	9.819263	-15.95%	21,389	2002
	10.000000	11.683260	16.83%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.270241	13.929524	50.26%	18,778	2009
	20.817867	9.270241	-55.47%	103,019	2008
	20.382148	20.817867	2.14%	89,986	2007
	18.712766	20.382148	8.92%	80,491	2006
	16.636932	18.712766	12.48%	140,983	2005
	13.814118	16.636932	20.43%	89,676	2004
	9.191018	13.814118	50.30%	107,297	2003
	12.336701	9.191018	-25.50%	25,775	2002
	10.000000	12.336701	23.37%	230	2001*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.439638	7.386917	114.76%	37,710	2009
	12.731942	3.439638	-72.98%	228,050	2008
	10.072819	12.731942	26.40%	73,267	2007
	9.741803	10.072819	3.40%	42,238	2006
	10.188585	9.741803	-4.39%	88,003	2005
	9.047692	10.188585	12.61%	200,237	2004
	4.619342	9.047692	95.87%	34,301	2003
	15.343843	4.619342	-69.89%	7.569	2002
	10.000000	15.343843	53.44%	68	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.700587	13.039873	49.87%	45,071	2009
	15.191759	8.700587	-42.73%	119,672	2008
	13.077719	15.191759	16.17%	49,469	2007
	12.539013	13.077719	4.30%	27,211	2006
	12.576668	12.539013	-0.30%	96,053	2005
	11.664891	12.576668	7.82%	248,258	2004
	8.135461	11.664891	43.38%	97,849	2003
	13.493894	8.135461	-39.71%	58,665	2002
	10.000000	13.493894	34.94%	185	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	5.966736	7.972126	33.61%	43,492	2009
	13.293088	5.966736	-55.11%	33,725	2008
	13.332785	13.293088	-0.30%	84,906	2007
	11.336504	13.332785	17.61%	210,115	2006
	11.058472	11.336504	2.51%	198,391	2005
	9.784672	11.058472	13.02%	241,000	2004
	7.129405	9.784672	37.24%	172,079	2003
	11.249920	7.129405	-36.63%	41,107	2002
	10.000000	11.249920	12.50%	637	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	16.229722	23.881933	47.15%	60,126	2009
	26.793557	16.229722	-39.43%	91,091	2008
	22.731478	26.793557	17.87%	93,442	2007
	18.985037	22.731478	19.73%	132,289	2006
	15.927174	18.985037	19.20%	137,444	2005
	18.830171	15.927174	-15.42%	74,661	2004
	13.553595	18.830171	38.93%	68,771	2003
	9.441757	13.553595	43.55%	39,963	2002
	10.000000	9.441757	-5.58%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.459625	12.918804	23.51%	98,995	2009
	18.178183	10.459625	-42.46%	79,162	2008
	22.796282	18.178183	-20.26%	44,911	2007
	17.685156	22.796282	28.90%	126,519	2006
	16.739006	17.685156	5.65%	58,385	2005
	13.104931	16.739006	27.73%	74,450	2004
	10.199423	13.104931	28.49%	45,967	2003
	10.461197	10.199423	-2.50%	18,012	2002
	10.000000	10.461197	4.61%	441	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	8.476953	12.054735	42.21%	12,597	2009
	12.822070	8.476953	-33.89%	10,869	2008
	14.880265	12.822070	-13.83%	3,219	2007
	13.709563	14.880265	8.54%	6,411	2006
	13.181461	13.709563	4.01%	10,220	2005
	12.146683	13.181461	8.52%	7,468	2004
	9.107043	12.146683	33.38%	9,938	2003
	11.828361	9.107043	-23.01%	0	2002
	10.000000	11.828361	18.28%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.704596	11.441765	31.45%	7,690	2009
	18.153251	8.704596	-52.05%	90,351	2008
	19.742932	18.153251	-8.05%	93,266	2007
	16.568128	19.742932	19.16%	96,463	2006
	16.169493	16.568128	2.47%	93,669	2005
	13.098260	16.169493	23.45%	193,998	2004
	8.086203	13.098260	61.98%	252,326	2003
	12.704790	8.086203	-36.35%	35,177	2002
	10.000000	12.704790	27.05%	148	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.250529	6.134614	44.33%	122,200	2009
	13.465808	4.250529	-68.43%	317,269	2008
	13.574847	13.465808	-0.80%	205,483	2007
	11.129444	13.574847	21.97%	150,486	2006
	10.917510	11.129444	1.94%	149,595	2005
	9.471835	10.917510	15.26%	124,734	2004
	6.199750	9.471835	52.78%	92,956	2003
	11.645722	6.199750	-46.76%	21,075	2002
	10.000000	11.645722	16.46%	59	2001*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.611724	9.598658	45.18%	57,534	2009
	11.143884	6.611724	-40.67%	54,544	2008
	10.773727	11.143884	3.44%	43,358	2007
	10.366124	10.773727	3.93%	41,867	2006
	10.329601	10.366124	0.35%	8,861	2005
	10.000000	10.329601	3.30%	32,394	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.273991	9.356896	49.14%	60,602	2009
	12.393233	6.273991	-49.38%	17,511	2008
	13.283111	12.393233	-6.70%	32,500	2007
	11.449047	13.283111	16.02%	78,756	2006
	11.144227	11.449047	2.74%	23,864	2005
	10.000000	11.144227	11.44%	21,443	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	8.089008	12.507384	54.62%	44,614	2009
	12.848154	8.089008	-37.04%	26,507	2008
	12.015918	12.848154	6.93%	28,885	2007
	11.816543	12.015918	1.69%	20,764	2006
	10.751283	11.816543	9.91%	115,773	2005
	10.000000	10.751283	7.51%	63,479	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.337694	11.232488	53.08%	50,662	2009
	13.202314	7.337694	-44.42%	12,785	2008
	14.072883	13.202314	-6.19%	9,740	2007
	12.190491	14.072883	15.44%	16,289	2006
	11.413296	12.190491	6.81%	22,373	2005
	10.000000	11.413296	14.13%	17,586	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.140379	10.753018	32.09%	27,613	2009
	12.570131	8.140379	-35.24%	18,911	2008
	12.763428	12.570131	-1.51%	19,732	2007
	12.015296	12.763428	6.23%	21,507	2006
	11.474115	12.015296	4.72%	28,120	2005
	10.000000	11.474115	14.74%	84,675	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.144055	9.830241	60.00%	34,056	2009
	11.028813	6.144055	-44.29%	21,113	2008
	14.045977	11.028813	-21.48%	17,878	2007
	11.949744	14.045977	17.54%	41,694	2006
	11.693769	11.949744	2.19%	40,283	2005
	10.000000	11.693769	16.94%	74,940	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.284747	6.874961	-17.02%	20,648	2009
	7.959587	8.284747	4.09%	10,393	2008
	9.059813	7.959587	-12.14%	4,751	2007
	10.280583	9.059813	-11.87%	4,049	2006
	10.000000	10.280583	2.81%	191	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	7.896061	12.114560	53.43%	46,515	2009
	14.670426	7.896061	-46.18%	24,344	2008
	13.480578	14.670426	8.83%	79,398	2007
	12.910945	13.480578	4.41%	28,959	2006
	12.698629	12.910945	1.67%	34,525	2005
	12.732525	12.698629	-0.27%	32,746	2004
	8.004295	12.732525	59.07%	111,757	2003
	13.332580	8.004295	-39.96%	9,301	2002
	10.000000	13.332580	33.33%	75	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	6.095695	7.734350	26.88%	7,968	2009
	11.310098	6.095695	-46.10%	17,205	2008
	10.502672	11.310098	7.69%	65,696	2007
	8.912337	10.502672	17.84%	42,381	2006
	8.934579	8.912337	-0.25%	19,030	2005
	8.041798	8.934579	11.10%	20,945	2004
	6.101085	8.041798	31.81%	63,398	2003
	10.242254	6.101085	-40.43%	4,903	2002
	10.000000	10.242254	2.42%	81	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	11.353060	13.140292	15.74%	14,730	2009
	15.405853	11.353060	-26.31%	64,588	2008
	17.124843	15.405853	-10.04%	4,005	2007
	16.173135	17.124843	5.88%	38,137	2006
	15.119525	16.173135	6.97%	18,853	2005
	12.467876	15.119525	21.27%	97,413	2004
	10.492650	12.467876	18.82%	5,151	2003
	12.049309	10.492650	-12.92%	335	2002
	10.000000	12.049309	20.49%	134	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	8.884935	9.969202	12.20%	53,516	2009
	12.795433	8.884935	-30.56%	60,442	2008
	11.498806	12.795433	11.28%	80,631	2007
	9.640519	11.498806	19.28%	168,413	2006
	8.842834	9.640519	9.02%	139,986	2005
	7.644829	8.842834	15.67%	142,577	2004
	6.182900	7.644829	23.64%	31,691	2003
	9.335363	6.182900	-33.77%	43,638	2002
	10.000000	9.335363	-6.65%	597	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.266226	11.842305	5.11%	3,058	2009
	13.019503	11.266226	-13.47%	14,763	2008
	11.179716	13.019503	16.46%	7,497	2007
	9.714109	11.179716	15.09%	63,836	2006
	10.000000	9.714109	-2.86%	342	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.359609	11.747421	25.51%	115,095	2009
	16.017663	9.359609	-41.57%	78,130	2008
	13.235719	16.017663	21.02%	119,843	2007
	12.051014	13.235719	9.83%	96,082	2006
	10.747989	12.051014	12.12%	163,476	2005
	9.845664	10.747989	9.16%	66,176	2004
	7.687040	9.845664	28.08%	172,140	2003
	10.000000	7.687040	-23.13%	88,470	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.872404	9.817258	-0.56%	4,518	2009
	10.000000	9.872404	-1.28%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.304173	8.665389	37.45%	14,708	2009
	11.234864	6.304173	-43.89%	14,033	2008
	10.015807	11.234864	12.17%	3,455	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.145775	8.228813	33.89%	2,242	2009
	10.772142	6.145775	-42.95%	2,838	2008
	10.000000	10.772142	7.72%	2,700	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.234598	8.744167	20.87%	5,448	2009
	10.493010	7.234598	-31.05%	766	2008
	10.019089	10.493010	4.73%	70,796	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.400622	8.191169	27.97%	68,217	2009
	10.000000	6.400622	-35.99%	14,322	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.723028	9.202060	-5.36%	26,876	2009
	10.000000	9.723028	-2.77%	11,764	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.685669	8.282826	-4.64%	10,388	2009
	10.838030	8.685669	-19.86%	25,560	2008
	10.586745	10.838030	2.37%	45,885	2007
	10.067934	10.586745	5.15%	34,325	2006
	10.000000	10.067934	0.68%	10,350	2005*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.779128	10.212334	16.33%	0	2009
	13.625721	8.779128	-35.57%	0	2008
	13.843697	13.625721	-1.57%	0	2007
	12.002897	13.843697	15.34%	0	2006
	11.645836	12.002897	3.07%	0	2005
	10.463627	11.645836	11.30%	0	2004
	8.212268	10.463627	27.41%	0	2003
	10.000000	8.212268	-17.88%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	7.019981	9.302830	32.52%	0	2009
	12.187154	7.019981	-42.40%	0	2008
	10.223063	12.187154	19.21%	0	2007
	10.730193	10.223063	-4.73%	0	2006
	10.661990	10.730193	0.64%	0	2005
	9.779199	10.661990	9.03%	0	2004
	7.946683	9.779199	23.06%	0	2003
	10.000000	7.946683	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	10.060305	11.877285	18.06%	0	2009
	13.948690	10.060305	-27.88%	0	2008
	14.929408	13.948690	-6.57%	0	2007
	12.773404	14.929408	16.88%	0	2006
	12.345888	12.773404	3.46%	0	2005
	10.962557	12.345888	12.62%	0	2004
	8.630165	10.962557	27.03%	0	2003
	10.000000	8.630165	-13.70%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.161929	13.559108	33.43%	0	2009
	18.001663	10.161929	-43.55%	0	2008
	15.581946	18.001663	15.53%	0	2007
	14.196551	15.581946	9.76%	0	2006
	12.352336	14.196551	14.93%	0	2005
	10.890895	12.352336	13.42%	0	2004
	8.625875	10.890895	26.26%	0	2003
	10.000000	8.625875	-13.74%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	7.920292	10.137625	28.00%	0	2009
	14.062162	7.920292	-43.68%	0	2008
	14.098284	14.062162	-0.26%	0	2007
	11.938003	14.098284	18.10%	0	2006
	11.475473	11.938003	4.03%	0	2005
	10.479405	11.475473	9.51%	0	2004
	8.176670	10.479405	28.16%	0	2003
	10.000000	8.176670	-18.23%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	6.966366	8.781622	26.06%	0	2009
	13.423095	6.966366	-48.10%	0	2008
	10.760279	13.423095	24.75%	0	2007
	10.248988	10.760279	4.99%	0	2006
	9.860108	10.248988	3.94%	0	2005
	9.706518	9.860108	1.58%	0	2004
	7.437248	9.706518	30.51%	0	2003
	10.000000	7.437248	-25.63%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.911994	11.384588	43.89%	0	2009
	11.171546	7.911994	-29.18%	0	2008
	10.994288	11.171546	1.61%	0	2007
	10.091641	10.994288	8.94%	0	2006
	10.000000	10.091641	0.92%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.751251	12.898326	1.15%	0	2009
	12.016929	12.751251	6.11%	0	2008
	11.386278	12.016929	5.54%	0	2007
	11.184963	11.386278	1.80%	0	2006
	11.004901	11.184963	1.64%	0	2005
	10.818887	11.004901	1.72%	0	2004
	10.756179	10.818887	0.58%	2,414	2003
	10.000000	10.756179	7.56%	0	2002*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.864964	11.121658	25.46%	0	2009
	14.260433	8.864964	-37.84%	0	2008
	13.663590	14.260433	4.37%	0	2007
	11.863854	13.663590	15.17%	0	2006
	11.156613	11.863854	6.34%	0	2005
	10.000000	11.156613	11.57%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.559008	11.362276	7.61%	0	2009
	11.425365	10.559008	-7.58%	0	2008
	11.003101	11.425365	3.84%	0	2007
	10.524767	11.003101	4.54%	0	2006
	10.334533	10.524767	1.84%	0	2005
	10.000000	10.334533	3.35%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.649696	11.346517	17.58%	0	2009
	12.783977	9.649696	-24.52%	0	2008
	12.279284	12.783977	4.11%	0	2007
	11.185650	12.279284	9.78%	0	2006
	10.763456	11.185650	3.92%	0	2005
	10.000000	10.763456	7.63%	0	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.242825	11.313848	22.41%	0	2009
	13.676929	9.242825	-32.42%	0	2008
	13.080857	13.676929	4.56%	0	2007
	11.591679	13.080857	12.85%	0	2006
	10.981866	11.591679	5.55%	0	2005
	10.000000	10.981866	9.82%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.130616	11.438670	12.91%	0	2009
	12.103639	10.130616	-16.30%	0	2008
	11.613068	12.103639	4.22%	0	2007
	10.876422	11.613068	6.77%	0	2006
	10.550782	10.876422	3.09%	0	2005
	10.000000	10.550782	5.51%	0	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.991722	-0.08%	274,618	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.287748	22.88%	0	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.528741	8.207829	25.72%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	9.131926	11.363069	24.43%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.546764	12.669501	32.71%	0	2009
	15.674006	9.546764	-39.09%	0	2008
	15.585075	15.674006	0.57%	0	2007
	14.118379	15.585075	10.39%	0	2006
	12.762157	14.118379	10.63%	0	2005
	10.882301	12.762157	17.27%	0	2004
	7.836066	10.882301	38.87%	0	2003
	10.000000	7.836066	-21.64%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	7.989422	9.928616	24.27%	0	2009
	13.875794	7.989422	-42.42%	0	2008
	13.018082	13.875794	6.59%	0	2007
	11.622592	13.018082	12.01%	0	2006
	10.991095	11.622592	5.75%	0	2005
	10.159217	10.991095	8.19%	0	2004
	8.090454	10.159217	25.57%	0	2003
	10.000000	8.090454	-19.10%	0	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.444607	6.129826	-4.88%	0	2009
	11.120928	6.444607	-42.05%	393,493	2008
	15.484682	11.120928	-28.18%	24,875	2007
	14.130707	15.484682	9.58%	114,694	2006
	14.753190	14.130707	-4.22%	100,968	2005
	13.054177	14.753190	13.02%	150,544	2004
	10.059853	13.054177	29.77%	162,184	2003
	10.293538	10.059853	-2.27%	0	2002
	10.000000	10.293538	2.94%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	12.909512	19.767823	53.13%	141,225	2009
	24.004045	12.909512	-46.22%	153	2008
	18.192318	24.004045	31.95%	157,527	2007
	15.101616	18.192318	20.47%	172,790	2006
	14.735836	15.101616	2.48%	111,784	2005
	12.380915	14.735836	19.02%	327,201	2004
	9.561386	12.380915	29.49%	45,868	2003
	11.125458	9.561386	-14.06%	0	2002
	10.000000	11.125458	11.25%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Biotechnology Fund - Q/NQ	7.953583	9.271074	16.56%	656	2009
	9.152675	7.953583	-13.10%	401,957	2008
	8.900792	9.152675	2.83%	0	2007
	9.346637	8.900792	-4.77%	0	2006
	8.573891	9.346637	9.01%	197,121	2005
	8.609838	8.573891	-0.42%	1,305	2004
	6.150531	8.609838	39.99%	87,074	2003
	11.426523	36.150531	-46.17%	0	2002
	10.000000	11.426523	14.27%	0	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.629880	5.087681	9.89%	633,934	2009
	9.221117	4.629880	-49.79%	426,820	2008
	7.145827	9.221117	29.04%	600,428	2007
	8.833283	7.145827	-19.10%	474,028	2006
	10.000000	8.833283	-11.67%	444,984	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.330059	14.467036	17.33%	100,320	2009
	16.339876	12.330059	-24.54%	226,271	2008
	14.935331	16.339876	9.40%	243,740	2007
	12.912128	14.935331	15.67%	153,248	2006
	13.160324	12.912128	-1.89%	137,767	2005
	11.791926	13.160324	11.60%	164,964	2004
	9.824126	11.791926	20.03%	49,558	2003
	10.346940	9.824126	-5.05%	0	2002
	10.000000	10.346940	3.47%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.264582	7.097520	34.82%	0	2009
	13.961159	5.264582	-62.29%	1,478	2008
	13.106588	13.961159	6.52%	0	2007
	10.192508	13.106588	28.59%	0	2006
	10.756857	10.192508	-5.25%	0	2005
	10.000000	10.756857	7.57%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	4.517306	7.646470	69.27%	225,405	2009
	9.192924	4.517306	-50.86%	3,430	2008
	9.572737	9.192924	-3.97%	30,092	2007
	9.482475	9.572737	0.95%	37,595	2006
	9.267606	9.482475	2.32%	102,904	2005
	12.059402	9.267606	-23.15%	549	2004
	7.209149	12.059402	67.28%	24.394	2003
	14.132999	7.209149	-48.99%	0	2002
	10.000000	14.132999	41.33%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Fund - Q/NQ	14.543202	19.840121	36.42%	62,511	2009
	27.360545	14.543202	-46.85%	0	2008
	20.852991	27.360545	31.21%	161,796	2007
	18.913894	20.852991	10.25%	148,995	2006
	13.859294	18.913894	36.47%	206,594	2005
	10.637342	13.859294	30.29%	342,554	2004
	8.778907	10.637342	21.17%	157,937	2003
	10.304649	8.778907	-14.81%	0	2002
	10.000000	10.304649	3.05%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	13.899919	22.237489	59.98%	74,347	2009
	33.285571	13.899919	-58.24%	503	2008
	24.650320	33.285571	35.03%	97,219	2007
	22.548914	24.650320	9.32%	7,609	2006
	15.435656	22.548914	46.08%	127,964	2005
	11.717231	15.435656	31.73%	5,480	2004
	10.972559	11.717231	6.79%	0	2003
	12.669637	10.972559	-13.39%	0	2002
	10.000000	12.669637	26.70%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.318171	11.114379	33.62%	68,500	2009
	18.709022	8.318171	-55.54%	268	2008
	16.800996	18.709022	11.36%	45,223	2007
	13.169735	16.800996	27.57%	78,958	2006
	12.570775	13.169735	4.76%	53,824	2005
	10.987289	12.570775	14.41%	131,514	2004
	7.796011	10.987289	40.93%	76,006	2003
	11.047424	7.796011	-29.43%	0	2002
	10.000000	11.047424	10.47%	0	2001*

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.144576	7.243591	17.89%	229,454	2009
	12.007221	6.144576	-48.83%	297	2008
	15.014224	12.007221	-20.03%	100,763	2007
	13.057549	15.014224	14.99%	348,832	2006
	12.822613	13.057549	1.83%	266,582	2005
	11.115233	12.822613	15.36%	401,974	2004
	8.752690	11.115233	26.99%	63,518	2003
	10.466442	8.752690	-16.37%	0	2002
	10.000000	10.466442	4.66%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	18.296301	12.337574	-32.57%	173,843	2009
	12.825779	18.296301	42.65%	262,576	2008
	11.866687	12.825779	8.08%	269,216	2007
	12.438774	11.866687	-4.60%	498,458	2006
	11.726403	12.438774	6.07%	335,247	2005
	10.986137	11.726403	6.74%	93,643	2004
	11.274291	10.986137	-2.56%	25,384	2003
	9.651700	11.274291	16.81%	0	2002
	10.000000	9.651700	-3.48%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	8.888518	10.913145	22.78%	132,068	2009
	12.009381	8.888518	-25.99%	271,267	2008
	11.500398	12.009381	4.43%	241,907	2007
	11.107220	11.500398	3.54%	205,615	2006
	10.191097	11.107220	8.99%	337,804	2005
	9.740061	10.191097	4.63%	198,703	2004
	7.619776	9.740061	27.83%	141,158	2003
	9.830744	7.619776	-22.49%	0	2002
	10.000000	9.830744	-1.69%	0	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	8.945539	14.614086	63.37%	223,130	2009
	16.475541	8.945539	-45.70%	927	2008
	15.153512	16.475541	8.72%	163,341	2007
	14.023233	15.153512	8.06%	0	2006
	14.434804	14.023233	-2.85%	124,691	2005
	12.647105	14.434804	14.14%	353,649	2004
	7.810164	12.647105	61.93%	116,769	2003
	13.994330	7.810164	-44.19%	0	2002
	10.000000	13.994330	39.94%	0	2001*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.602594	5.235117	-45.48%	0	2009
	6.061153	9.602594	58.43%	0	2008
	6.761771	6.061153	-10.36%	0	2007
	8.774565	6.761771	-22.94%	0	2006
	8.765261	8.774565	0.11%	58	2005
	10.000000	8.765261	-12.35%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.557592	6.536858	17.62%	12,043	2009
	8.084729	5.557592	-31.26%	0	2008
	8.596468	8.084729	-5.95%	540	2007
	8.072651	8.596468	6.49%	0	2006
	8.648372	8.072651	-6.66%	59	2005
	9.828338	8.648372	-12.01%	0	2004
	10.000000	9.828338	-1.72%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.550648	6.088562	-36.25%	0	2009
	7.213186	9.550648	32.41%	63,802	2008
	7.471932	7.213186	-3.46%	0	2007
	7.887178	7.471932	-5.26%	0	2006
	8.718421	7.887178	-9.53%	63	2005
	10.000000	8.718421	-12.82%	0	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	6.025216	3.556193	-40.98%	0	2009
	4.132349	6.025216	45.81%	0	2008
	4.729170	4.132349	-12.62%	0	2007
	4.869267	4.729170	-2.88%	0	2006
	4.881186	4.869267	-0.24%	104	2005
	5.620519	4.881186	-13.15%	0	2004
	9.110879	5.620519	-38.31%	0	2003
	6.910527	9.110879	31.84%	0	2002
	10.000000	6.910527	-30.89%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.951107	5.919787	-33.87%	0	2009
	7.287762	8.951107	22.82%	0	2008
	7.022338	7.287762	3.78%	0	2007
	8.096978	7.022338	-13.27%	0	2006
	8.478793	8.096978	-4.50%	0	2005
	10.000000	8.478793	-15.21%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.767822	6.256961	-28.64%	2,544	2009
	6.392411	8.767822	37.16%	1,676	2008
	6.436967	6.392411	-0.69%	0	2007
	7.064846	6.436967	-8.89%	0	2006
	7.227878	7.064846	-2.26%	71	2005
	8.172183	7.227878	-11.56%	0	2004
	10.866265	8.172183	-24.79%	2,281	2003
	9.068856	10.866265	19.82%	0	2002
	10.000000	9.068856	-9.31%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.405161	9.020890	21.82%	1,398	2009
	11.216791	7.405161	-33.98%	1,281	2008
	12.829427	11.216791	-12.57%	43,566	2007
	12.387991	12.829427	3.56%	32,117	2006
	10.449875	12.387991	18.55%	61,127	2005
	9.615687	10.449875	8.68%	0	2004
	7.093492	9.615687	35.56%	0	2003
	8.593761	7.093492	-17.46%	0	2002
	10.000000	8.593761	-14.06%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.720668	11.744438	34.67%	139,183	2009
	17.392200	8.720668	-49.86%	177	2008
	18.118345	17.392200	-4.01%	135,091	2007
	14.897328	18.118345	21.62%	176,138	2006
	15.897651	14.897328	-6.29%	112,616	2005
	13.030255	15.897651	22.01%	240,560	2004
	9.806841	13.030255	32.87%	131,537	2003
	11.680342	9.806841	-16.04%	0	2002
	10.000000	11.680342	16.80%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.202304	13.813419	50.11%	0	2009
	20.686397	9.202304	-55.52%	888	2008
	20.274117	20.686397	2.03%	255	2007
	18.632431	20.274117	8.81%	0	2006
	16.582268	18.632431	12.36%	102,697	2005
	13.782692	16.582268	20.31%	72,660	2004
	9.179388	13.782692	50.15%	50,991	2003
	12.333627	9.179388	-25.57%	0	2002
	10.000000	12.333627	23.34%	0	2001*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.414404	7.325278	114.54%	3,892	2009
	12.651473	3.414404	-73.01%	4,302	2008
	10.019370	12.651473	26.27%	0	2007
	9.699923	10.019370	3.29%	0	2006
	10.155044	9.699923	-4.48%	962	2005
	9.027057	10.155044	12.50%	0	2004
	4.613467	9.027057	95.67%	5,508	2003
	15.340014	4.613467	-69.93%	0	2002
	10.000000	15.340014	53.40%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.636807	12.931165	49.72%	34,047	2009
	15.095770	8.636807	-42.79%	500	2008
	13.008344	15.095770	16.05%	1	2007
	12.485130	13.008344	4.19%	0	2006
	12.535295	12.485130	-0.40%	0	2005
	11.683323	12.535295	7.71%	242,284	2004
	8.125156	11.638323	43.24%	0	2003
	13.490531	8.125156	-39.77%	0	2002
	10.000000	13.490531	34.91%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	5.922998	7.905673	33.47%	399,619	2009
	13.209113	5.922998	-55.16%	567,734	2008
	13.262090	13.209113	-0.40%	680,385	2007
	11.287805	13.262090	17.49%	489,535	2006
	11.022102	11.287805	2.41%	672,148	2005
	9.762385	11.022102	12.90%	216,288	2004
	7.120377	9.762385	37.10%	307	2003
	11.247111	7.120377	-36.69%	0	2002
	10.000000	11.247111	12.47%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	16.110724	23.682742	47.00%	97,340	2009
	26.624196	16.110724	-39.49%	128,925	2008
	22.610892	26.624196	17.75%	103,882	2007
	18.903440	22.610892	19.61%	8,341	2006
	15.874784	18.903440	19.08%	146,766	2005
	18.787311	15.874784	-15.50%	120,791	2004
	13.536463	18.787311	38.79%	59,060	2003
	9.439387	13.536463	43.40%	0	2002
	10.000000	9.439387	-5.61%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.382962	12.811091	23.39%	233,851	2009
	18.063367	10.382962	-42.52%	114,015	2008
	22.675449	18.063367	-20.34%	175,204	2007
	17.609206	22.675449	28.77%	194,265	2006
	16.683997	17.609206	5.55%	99,447	2005
	13.075125	16.683997	27.60%	0	2004
	10.186534	13.075125	28.36%	0	2003
	10.458583	10.186534	-2.60%	0	2002
	10.000000	10.458583	4.59%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	8.414836	11.954290	42.06%	120,176	2009
	12.741059	8.414836	-33.95%	261,775	2008
	14.801354	12.741059	-13.92%	28,244	2007
	13.650665	14.801354	8.43%	221,258	2006
	13.138110	13.650665	3.90%	138,253	2005
	12.119022	13.138110	8.41%	179,354	2004
	9.095514	12.119022	33.24%	57.895	2003
	11.825413	9.095514	-23.09%	0	2002
	10.000000	11.825413	18.25%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.640799	11.346363	31.31%	6,547	2009
	18.038589	8.640799	-52.10%	938	2008
	19.638272	18.038589	-8.15%	8,132	2007
	16.496990	19.638272	19.04%	4,510	2006
	16.116349	16.496990	2.36%	48	2005
	13.068448	16.116349	23.32%	0	2004
	8.075961	13.068448	61.82%	53,898	2003
	12.701624	8.075961	-36.42%	0	2002
	10.000000	12.701624	27.02%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.219357	6.083441	44.18%	0	2009
	13.380714	4.219357	-68.47%	0	2008
	13.502831	13.380714	-0.90%	0	2007
	11.081617	13.502831	21.85%	0	2006
	10.881586	11.081617	1.84%	867	2005
	9.450242	10.881586	15.15%	0	2004
	6.191892	9.450242	52.62%	0	2003
	11.642814	6.191892	-46.82%	0	2002
	10.000000	11.642814	16.43%	0	2001*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.580498	9.543644	45.03%	139,414	2009
	11.102557	6.580498	-40.73%	32,149	2008
	10.744734	11.102557	3.33%	246	2007
	10.348696	10.744734	3.83%	18,649	2006
	10.322664	10.348696	0.25%	125	2005
	10.000000	10.322664	3.23%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.244369	9.303269	48.99%	136,945	2009
	12.347312	6.244369	-49.43%	31,807	2008
	13.247397	12.347312	-6.79%	676	2007
	11.429809	13.247397	15.90%	198,327	2006
	11.136759	11.429809	2.63%	175	2005
	10.000000	11.136759	11.37%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	8.050822	12.435706	54.47%	199,131	2009
	12.800523	8.050822	-37.11%	6,273	2008
	11.983593	12.800523	6.82%	291	2007
	11.796682	11.983593	1.58%	45	2006
	10.744070	11.796682	9.80%	282	2005
	10.000000	10.744070	7.44%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.303048	11.168113	52.92%	127,041	2009
	13.153375	7.303048	-44.48%	2,334	2008
	14.035026	13.153375	-6.28%	142	2007
	12.170004	14.035026	15.32%	69,147	2006
	11.405646	12.170004	6.70%	229	2005
	10.000000	11.405646	14.06%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.101945	10.691382	31.96%	2,251	2009
	12.523524	8.101945	-35.31%	28,580	2008
	12.729095	12.523524	-1.61%	234	2007
	11.995104	12.729095	6.12%	12,333	2006
	11.466420	11.995104	4.61%	231	2005
	10.000000	11.466420	14.66%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.115030	9.773884	59.83%	3,027	2009
	10.987915	6.115030	-44.35%	35,278	2008
	14.008191	10.987915	-21.56%	0	2007
	11.929661	14.008191	17.42%	21,810	2006
	11.685931	11.929661	2.09%	193	2005
	10.000000	11.685931	16.86%	985	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.257530	6.845423	-17.10%	0	2009
	7.941493	8.257530	3.98%	102,457	2008
	9.048439	7.941493	-12.23%	0	2007
	10.278071	9.048439	-11.96%	0	2006
	10.000000	10.278071	2.78%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	7.838167	12.013546	53.27%	140,117	2009
	14.577702	7.838167	-46.23%	0	2008
	13.409040	14.577702	8.72%	182,854	2007
	12.855430	13.409040	4.31%	88,539	2006
	12.656825	12.855430	1.57%	112,091	2005
	12.703496	12.656825	-0.37%	33,570	2004
	7.994144	12.703496	58.91%	120,983	2003
	13.329249	7.994144	-40.03%	0	2002
	10.000000	13.329249	33.29%	0	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	6.050985	7.669826	26.75%	232	2009
	11.238579	6.050985	-46.16%	232	2008
	10.446917	11.238579	7.58%	243,552	2007
	8.874006	10.446917	17.72%	280,817	2006
	8.905179	8.874006	-0.35%	271,566	2005
	8.023460	8.905179	10.99%	482,095	2004
	6.093347	8.023460	31.68%	71,649	2003
	10.239695	6.093347	-40.49%	0	2002
	10.000000	10.239695	2.40%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	11.269863	13.030753	15.62%	0	2009
	15.308517	11.269863	-26.38%	243,011	2008
	17.034022	15.308517	-10.13%	83,046	2007
	16.103635	17.034022	5.78%	162,197	2006
	15.069792	16.103635	6.86%	181,617	2005
	12.439478	15.069792	21.14%	344,619	2004
	10.479367	12.439478	18.70%	46,398	2003
	12.046298	10.479367	-13.01%	0	2002
	10.000000	12.046298	20.46%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	8.819872	9.886161	12.09%	2,562	2009
	12.714643	8.819872	-30.63%	400,461	2008
	11.437847	12.714643	11.16%	250,736	2007
	9.599120	11.437847	19.16%	262,168	2006
	8.813757	9.599120	8.91%	168,621	2005
	7.627416	8.813757	15.55%	10,626	2004
	6.175076	7.627416	23.52%	122,779	2003
	9.333028	6.175076	-33.84%	0	2002
	10.000000	9.333028	-6.67%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.229233	11.791448	5.01%	0	2009
	12.989929	11.229233	-13.55%	0	2008
	11.165698	12.989929	16.34%	0	2007
	9.711733	11.165698	14.97%	0	2006
	10.000000	9.711733	-2.88%	49	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.296460	11.656333	25.38%	140,013	2009
	15.925791	9.296460	-41.63%	171,189	2008
	13.173227	15.925791	20.90%	99,894	2007
	12.006270	13.173227	9.72%	50,478	2006
	10.718925	12.006270	12.01%	339	2005
	9.829012	10.718925	9.05%	0	2004
	7.681816	9.829012	27.95%	0	2003
	10.000000	7.681816	-23.18%	0	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.871884	9.806786	-0.66%	0	2009
	10.000000	9.871884	-1.28%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.290901	8.638375	37.32%	74,160	2009
	11.222639	6.290901	-43.94%	68,109	2008
	10.015112	11.222639	12.06%	6,283	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.135355	8.206526	33.76%	28,058	2009
	10.764833	6.135355	-43.01%	24,181	2008
	10.000000	10.764833	7.65%	4,071	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.219383	8.716942	20.74%	7,206	2009
	10.481588	7.219383	-31.12%	5,421	2008
	10.018396	10.481588	4.62%	1,697	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.396279	8.177305	27.84%	0	2009
	10.000000	6.396279	-36.04%	148,790	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.722516	9.192234	-5.45%	138,627	2009
	10.000000	9.722516	-2.77%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.658499	8.248533	-4.73%	245,023	2009
	10.815105	8.658499	-19.94%	375,864	2008
	10.575130	10.815105	2.27%	382,085	2007
	10.067067	10.575130	5.05%	193,388	2006
	10.000000	10.067067	0.67%	1,165	2005*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.749447	10.172635	16.27%	59,455	2009
	13.586574	8.749447	-35.60%	26,088	2008
	13.810980	13.586574	-1.62%	30,495	2007
	11.980593	13.810980	15.28%	42,489	2006
	11.630078	11.980593	3.01%	33,962	2005
	10.454767	11.630078	11.24%	15,413	2004
	8.209474	10.454767	27.35%	346	2003
	10.000000	8.209474	-17.91%	346	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	6.996246	9.266680	32.45%	239	2009
	12.152149	6.996246	-42.43%	261	2008
	10.198904	12.152149	19.15%	5,328	2007
	10.710257	10.198904	-4.77%	1,943	2006
	10.647562	10.710257	0.59%	7,435	2005
	9.770922	10.647562	8.97%	144	2004
	7.943981	9.770922	23.00%	144	2003
	10.000000	7.943981	-20.56%	335	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	10.026297	11.831132	18.00%	14,263	2009
	13.908605	10.026297	-27.91%	16,798	2008
	14.894121	13.908605	-6.62%	25,606	2007
	12.749662	14.894121	16.82%	63,318	2006
	12.329169	12.749662	3.41%	24,965	2005
	10.953270	12.329169	12.56%	26,594	2004
	8.627225	10.953270	26.96%	963	2003
	10.000000	8.627225	-13.73%	526	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	7.893542	10.098251	27.93%	17,661	2009
	14.021800	7.893542	-43.71%	20,040	2008
	14.064990	14.021800	-0.31%	38,256	2007
	11.915840	14.064990	18.04%	57,446	2006
	11.459962	11.915840	3.98%	26,779	2005
	10.470554	11.459962	9.45%	39,996	2004
	8.173906	10.470554	28.10%	2,921	2003
	10.000000	8.173906	-18.26%	605	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	6.942792	8.747461	25.99%	20,357	2009
	13.384515	6.942792	-48.13%	21,396	2008
	10.734831	13.384515	24.68%	98,232	2007
	10.229931	10.734831	4.94%	22,320	2006
	9.846755	10.229931	3.89%	23,536	2005
	9.698295	9.846755	1.53%	3,039	2004
	7.434713	9.698295	30.45%	263	2003
	10.000000	7.434713	-25.65%	318	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.127580	13.506411	33.36%	53,530	2009
	17.949940	10.127580	-43.58%	67,199	2008
	15.545104	17.949940	15.47%	98,824	2007
	14.170153	15.545104	9.70%	85,996	2006
	12.335599	14.170153	14.87%	82,618	2005
	10.881661	12.335599	13.36%	44,880	2004
	8.622938	10.881661	26.19%	1,688	2003
	10.000000	8.622938	-13.77%	1,115	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.898973	11.360092	43.82%	695,584	2009
	11.158827	7.898973	-29.21%	145,506	2008
	10.987373	11.158827	1.56%	130,445	2007
	10.090409	10.987373	8.89%	104,972	2006
	10.000000	10.090409	0.90%	48,407	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.708122	12.848174	1.10%	256,812	2009
	11.982372	12.708122	6.06%	84,524	2008
	11.359326	11.982372	5.48%	96,052	2007
	11.164147	11.359326	1.75%	29,809	2006
	10.989993	11.164147	1.58%	30,258	2005
	10.809719	10.989993	1.67%	8,334	2004
	10.752539	10.809719	0.53%	8,437	2003
	10.000000	10.752539	7.53%	5,779	2002*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.844009	11.089735	25.39%	26,055	2009
	14.233961	8.844009	-37.87%	56,050	2008
	13.645191	14.233961	4.31%	48,638	2007
	11.853875	13.645191	15.11%	54,564	2006
	11.152867	11.853875	6.29%	42,102	2005
	10.000000	11.152867	11.53%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.534045	11.329672	7.55%	89,224	2009
	11.404136	10.534045	-7.63%	42,620	2008
	10.988264	11.404136	3.78%	33,963	2007
	10.515907	10.988264	4.49%	11,935	2006
	10.331068	10.515907	1.79%	17,278	2005
	10.000000	10.331068	3.31%	14,052	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.626907	11.313987	17.52%	245,607	2009
	12.760263	9.626907	-24.56%	250,559	2008
	12.262761	12.760263	4.06%	204,617	2007
	11.176255	12.262761	9.72%	97,692	2006
	10.759854	11.176255	3.87%	67,173	2005
	10.000000	10.759854	7.60%	42,404	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.220979	11.281390	22.34%	95,450	2009
	13.651544	9.220979	-32.45%	99,970	2008
	13.063235	13.651544	4.50%	91,536	2007
	11.581924	13.063235	12.79%	83,722	2006
	10.978183	11.581924	5.50%	83,412	2005
	10.000000	10.978183	9.78%	50,693	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.106687	11.405869	12.85%	48,804	2009
	12.081189	10.106687	-16.34%	47,252	2008
	11.597441	12.081189	4.17%	44,561	2007
	10.867283	11.597441	6.72%	13,521	2006
	10.547246	10.867283	3.03%	84,501	2005
	10.000000	10.547246	5.47%	7,025	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.991444	-0.09%	1,746,503	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.283463	22.83%	213	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.506672	8.175934	25.65%	61	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	9.101055	11.318912	24.37%	613	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.514469	12.620230	32.64%	8,751	2009
	15.628959	9.514469	-39.12%	9,840	2008
	15.548227	15.628959	0.52%	10,070	2007
	14.092135	15.548227	10.33%	5,995	2006
	12.744888	14.092135	10.57%	2,056	2005
	10.873089	12.744888	17.21%	0	2004
	7.833403	10.873089	38.80%	0	2003
	10.000000	7.833403	-21.67%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	7.962408	9.890009	24.21%	0	2009
	13.835918	7.962408	-42.45%	0	2008
	12.987306	13.835918	6.53%	845	2007
	11.600988	12.987306	11.95%	654	2006
	10.976217	11.600988	5.69%	2,924	2005
	10.150606	10.976217	8.13%	7,157	2004
	8.087698	10.150606	25.51%	1,095	2003
	10.000000	8.087698	-19.12%	669	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.420912	6.104197	-4.93%	1,591	2009
	11.085711	6.420912	-42.08%	98,622	2008
	15.443549	11.085711	-28.22%	14,973	2007
	14.100315	15.443549	9.53%	36,661	2006
	14.728905	14.100315	-4.27%	14,655	2005
	13.039295	14.728905	12.96%	9,397	2004
	10.053482	13.039295	29.70%	2,074	2003
	10.292246	10.053482	-2.32%	1,051	2002
	10.000000	10.292246	2.92%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	12.862097	19.685219	53.05%	105,879	2009
	23.928062	12.862097	-46.25%	47,230	2008
	18.143987	23.928062	31.88%	67,138	2007
	15.069119	18.143987	20.41%	92,517	2006
	14.711572	15.069119	2.43%	39,844	2005
	12.366804	14.711572	18.96%	16,132	2004
	9.555333	12.366804	29.42%	36,407	2003
	11.124064	9.555333	-14.10%	514	2002
	10.000000	11.124064	11.24%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Biotechnology Fund - Q/NQ	7.924338	9.232292	16.51%	57,236	2009
	9.123656	7.924338	-13.15%	123,049	2008
	8.877106	9.123656	2.78%	54,345	2007
	9.326503	8.877106	-4.82%	28,286	2006
	8.559762	9.326503	8.96%	76,934	2005
	8.600026	8.559762	-0.47%	20,005	2004
	6.146627	8.600026	39.91%	7,984	2003
	11.425095	6.146627	-46.20%	1,002	2002
	10.000000	11.425095	14.25%	0	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.622252	5.076719	9.83%	33,955	2009
	9.210605	4.622252	-49.82%	42,457	2008
	7.141327	9.210605	28.98%	113,988	2007
	8.832201	7.141327	-19.14%	23,293	2006
	10.000000	8.832201	-11.68%	18,457	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.284767	14.406575	17.27%	40,087	2009
	16.288137	12.284767	-24.58%	17,529	2008
	14.895641	16.288137	9.35%	16,831	2007
	12.884330	14.895641	15.61%	35,093	2006
	13.138652	12.884330	-1.94%	7,064	2005
	11.778482	13.138652	11.55%	11,709	2004
	9.817906	11.778482	19.97%	696	2003
	10.345639	9.817906	-5.10%	1,780	2002
	10.000000	10.345639	3.46%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.252120	7.077132	34.75%	81,932	2009
	13.935235	5.252120	-62.31%	172,830	2008
	13.088921	13.935235	6.47%	128,305	2007
	10.183933	13.088921	28.53%	123,792	2006
	10.753252	10.183933	-5.29%	45,661	2005
	10.000000	10.753252	7.53%	29,111	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	4.500703	7.614494	69.18%	150,290	2009
	9.163793	4.500703	-50.89%	8,618	2008
	9.547284	9.163793	-4.02%	5,382	2007
	9.462053	9.547284	0.90%	24,356	2006
	9.252331	9.462053	2.27%	11,543	2005
	12.045668	9.252331	-23.19%	16,497	2004
	7.204575	12.045668	67.19%	16,601	2003
	14.131235	7.204575	-49.02%	978	2002
	10.000000	14.131235	41.31%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Fund - Q/NQ	14.489790	19.757216	36.35%	68,207	2009
	27.273941	14.489790	-46.87%	39,047	2008
	20.797602	27.273941	31.14%	84,328	2007
	18.873199	20.797602	10.20%	41,166	2006
	13.836471	18.873199	36.40%	47,434	2005
	10.625204	13.836471	30.22%	41,527	2004
	8.773337	10.625204	21.11%	30,258	2003
	10.303352	8.773337	-14.85%	1,954	2002
	10.000000	10.303352	3.03%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	13.848850	22.144553	59.90%	74,139	2009
	33.180175	13.848850	-58.26%	42,437	2008
	24.584817	33.180175	34.96%	54,713	2007
	22.500391	24.584817	9.26%	34,129	2006
	15.410229	22.500391	46.01%	50,580	2005
	11.703867	15.410229	31.67%	10,997	2004
	10.965608	11.703867	6.73%	26,835	2003
	12.668054	10.965608	-13.44%	1,999	2002
	10.000000	12.668054	26.68%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.287590	11.067885	33.55%	26,798	2009
	18.649748	8.287590	-55.56%	44,534	2008
	16.756318	18.649748	11.30%	157,885	2007
	13.141356	16.756318	27.51%	108,235	2006
	12.550037	13.141356	4.71%	55,750	2005
	10.974739	12.550037	14.35%	57,095	2004
	7.791057	10.974739	40.86%	43,750	2003
	11.046037	7.791057	-29.47%	172	2002
	10.000000	11.046037	10.46%	0	2001*

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.121981	7.213287	17.83%	25,107	2009
	11.969183	6.121981	-48.85%	90,033	2008
	14.974312	11.969183	-20.07%	53,019	2007
	13.029429	14.974312	14.93%	51,630	2006
	12.801486	13.029429	1.78%	17,204	2005
	11.102549	12.801486	15.30%	7,311	2004
	8.747144	11.102549	26.93%	3,901	2003
	10.465129	8.747144	-16.42%	784	2002
	10.000000	10.465129	4.65%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	18.229096	12.286019	-32.60%	80,419	2009
	12.785159	18.229096	42.58%	53,619	2008
	11.835145	12.785159	8.03%	106,462	2007
	12.411996	11.835145	-4.65%	47,978	2006
	11.707086	12.411996	6.02%	63,711	2005
	10.973610	11.707086	6.68%	159,247	2004
	11.267156	10.973610	-2.61%	16,379	2003
	9.650492	11.267156	16.75%	4,883	2002
	10.000000	9.650492	-3.50%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	8.855876	10.867554	22.72%	53,142	2009
	11.971360	8.855876	-26.02%	83,955	2008
	11.469837	11.971360	4.37%	60,785	2007
	11.083330	11.469837	3.49%	54,270	2006
	10.174316	11.083330	8.93%	49,375	2005
	9.728963	10.174316	4.58%	15,370	2004
	7.614944	9.728963	27.76%	1,620	2003
	9.829514	7.614944	-22.53%	384	2002
	10.000000	9.829514	-1.70%	0	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	8.912645	14.552969	63.28%	66,701	2009
	16.423342	8.912645	-45.73%	1,392	2008
	15.113218	16.423342	8.67%	27,282	2007
	13.993041	15.113218	8.01%	27,976	2006
	14.411024	13.993041	-2.90%	45,498	2005
	12.632682	14.411024	14.08%	11,796	2004
	7.805210	12.632682	61.85%	10,809	2003
	13.992583	7.805210	-44.22%	544	2002
	10.000000	13.992583	39.93%	0	2001*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.579923	5.220099	-45.51%	69,083	2009
	6.049907	9.579923	58.35%	22,478	2008
	6.752665	6.049907	-10.41%	42,581	2007
	8.767180	6.752665	-22.98%	30,564	2006
	8.762318	8.767180	0.06%	4,793	2005
	10.000000	8.762318	-12.38%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.541602	6.514747	17.56%	124,700	2009
	8.065565	5.541602	-31.29%	79,133	2008
	8.580497	8.065565	-6.00%	70,183	2007
	8.061736	8.580497	6.43%	24,873	2006
	8.641047	8.061736	-6.70%	35,792	2005
	9.825009	8.641047	-12.05%	26,160	2004
	10.000000	9.825009	-1.75%	11,785	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.528070	6.071083	-36.28%	10,006	2009
	7.199783	9.528070	32.34%	3,730	2008
	7.461869	7.199783	-3.51%	11,210	2007
	7.880538	7.461869	-5.31%	7,708	2006
	8.715499	7.880538	-9.58%	5,677	2005
	10.000000	8.715499	-12.85%	0	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	6.003078	3.541322	-41.01%	72,502	2009
	4.119254	6.003078	45.73%	8,791	2008
	4.716591	4.119254	-12.66%	46,262	2007
	4.858775	4.716591	-2.93%	134,716	2006
	4.873137	4.858775	-0.29%	10,545	2005
	5.614098	4.873137	-13.20%	12,648	2004
	9.105111	5.614098	-38.34%	330	2003
	6.909657	9.105111	31.77%	5,907	2002
	10.000000	6.909657	-30.90%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.929924	5.902771	-33.90%	66,968	2009
	7.274206	8.929924	22.76%	11,517	2008
	7.012859	7.274206	3.73%	39,984	2007
	8.090147	7.012859	-13.32%	30,060	2006
	8.475948	8.090147	-4.55%	9,858	2005
	10.000000	8.475948	-15.24%	1,570	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.735611	6.230801	-28.67%	176,350	2009
	6.372157	8.735611	37.09%	57,439	2008
	6.419855	6.372157	-0.74%	71,706	2007
	7.049628	6.419855	-8.93%	123,023	2006
	7.215967	7.049628	-2.31%	15,214	2005
	8.162868	7.215967	-11.60%	19,315	2004
	10.859399	8.162868	-24.83%	12,532	2003
	9.067716	10.859399	19.76%	1,971	2002
	10.000000	9.067716	-9.32%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.377924	8.983142	21.76%	38,065	2009
	11.181229	7.377924	-34.02%	81,620	2008
	12.795296	11.181229	-12.61%	56,306	2007
	12.361296	12.795296	3.51%	57,642	2006
	10.432632	12.361296	18.49%	134,236	2005
	9.604686	10.432632	8.62%	31,746	2004
	7.088981	9.604686	35.49%	6,117	2003
	8.592677	7.088981	-17.50%	0	2002
	10.000000	8.592677	-14.07%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.688626	11.695342	34.61%	16,563	2009
	17.337132	8.688626	-49.88%	944	2008
	18.070198	17.337132	-4.06%	4,073	2007
	14.865260	18.070198	21.56%	31,261	2006
	15.871467	14.865260	-6.34%	5,737	2005
	13.015399	15.871467	21.94%	10,506	2004
	9.800624	13.015399	32.80%	2,242	2003
	11.678880	9.800624	-16.08%	2,144	2002
	10.000000	11.678880	16.79%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.168472	13.755636	50.03%	33,981	2009
	20.620867	9.168472	-55.54%	119,664	2008
	20.220219	20.620867	1.98%	20,664	2007
	18.592321	20.220219	8.76%	193,573	2006
	16.554938	18.592321	12.31%	159,868	2005
	13.766965	16.554938	20.25%	40,795	2004
	9.173572	13.766965	50.07%	18,426	2003
	12.332082	9.173572	-25.61%	1,332	2002
	10.000000	12.332082	23.32%	2,334	2001*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.401836	7.294614	114.43%	44,187	2009
	12.611369	3.401836	-73.03%	113,678	2008
	9.992706	12.611369	26.21%	80,289	2007
	9.679013	9.992706	3.24%	90,976	2006
	10.138285	9.679013	-4.53%	179,314	2005
	9.016743	10.138285	12.44%	104,645	2004
	4.610530	9.016743	95.57%	19,761	2003
	15.338103	4.610530	-69.94%	722	2002
	10.000000	15.338103	53.38%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.605078	12.877120	49.65%	117,177	2009
	15.047975	8.605078	-42.82%	52,717	2008
	12.973783	15.047975	15.99%	71,224	2007
	12.458267	12.973783	4.14%	25,014	2006
	12.514657	12.458267	-0.45%	38,722	2005
	11.625059	12.514657	7.65%	245,224	2004
	8.120008	11.625059	43.17%	58,352	2003
	13.488843	8.120008	-39.80%	29,226	2002
	10.000000	13.488843	34.87%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	5.901225	7.872612	33.41%	101,337	2009
	13.167273	5.901225	-55.18%	48,641	2008
	13.226834	13.167273	-0.45%	34,429	2007
	11.263509	13.226834	17.43%	239,577	2006
	11.003953	11.263509	2.36%	255,496	2005
	9.751261	11.003953	12.85%	231,688	2004
	7.115866	9.751261	37.04%	78,186	2003
	11.245705	7.115866	-36.72%	38,518	2002
	10.000000	11.245705	12.46%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	16.051561	23.583778	46.93%	87,039	2009
	26.539936	16.051561	-39.52%	95,593	2008
	22.550844	26.539936	17.69%	71,732	2007
	18.862786	22.550844	19.55%	60,312	2006
	15.848656	18.862786	19.02%	68,248	2005
	18.765912	15.848656	-15.55%	16,596	2004
	13.527917	18.765912	38.72%	9.567	2003
	9.438205	13.527917	43.33%	9,766	2002
	10.000000	9.438205	-5.62%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.344821	12.757550	23.32%	36,820	2009
	18.006199	10.344821	-42.55%	15,756	2008
	22.615233	18.006199	-20.38%	42,648	2007
	17.571332	22.615233	28.71%	83,752	2006
	16.656540	17.571332	5.49%	12,562	2005
	13.060224	16.656540	27.54%	37,370	2004
	10.180086	13.060224	28.29%	1,052	2003
	10.457276	10.180086	-2.65%	24,735	2002
	10.000000	10.457276	4.57%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	8.383933	11.904340	41.99%	4,758	2009
	12.700726	8.383933	-33.99%	7,472	2008
	14.762041	12.700726	-13.96%	1,282	2007
	13.621308	14.762041	8.37%	49,363	2006
	13.116475	13.621308	3.85%	2,790	2005
	12.105211	13.116475	8.35%	3,942	2004
	9.089753	12.105211	33.17%	6,602	2003
	11.823934	9.089753	-23.12%	417	2002
	10.000000	11.823934	18.24%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.609030	11.298906	31.24%	51,283	2009
	17.981444	8.609030	-52.12%	130,683	2008
	19.586062	17.981444	-8.19%	32,806	2007
	16.461469	19.586062	18.98%	331,885	2006
	16.089786	16.461469	2.31%	60,553	2005
	13.053530	16.089786	23.26%	211,823	2004
	8.070831	13.053530	61.74%	348,827	2003
	12.700033	8.070831	-36.45%	9,597	2002
	10.000000	12.700033	27.00%	2,216	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.203847	6.058008	44.11%	162,789	2009
	13.338355	4.203847	-68.48%	707,799	2008
	13.466959	13.338355	-0.95%	127,955	2007
	11.057764	13.466959	21.79%	81,365	2006
	10.863673	11.057764	1.79%	45,059	2005
	9.439466	10.863673	15.09%	40,049	2004
	6.187960	9.439466	52.55%	82,430	2003
	11.641354	6.187960	-46.85%	5,289	2002
	10.000000	11.641354	16.41%	0	2001*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.564930	9.516240	44.96%	152,953	2009
	11.081937	6.564930	-40.76%	66,854	2008
	10.730258	11.081937	3.28%	84,969	2007
	10.339992	10.730258	3.77%	67,497	2006
	10.319206	10.339992	0.20%	35,220	2005
	10.000000	10.319206	3.19%	37,528	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.229604	9.276548	48.91%	206,720	2009
	12.324386	6.229604	-49.45%	57,228	2008
	13.229554	12.324386	-6.84%	39,618	2007
	11.420193	13.229554	15.84%	368,088	2006
	11.133024	11.420193	2.58%	221,957	2005
	10.000000	11.133024	11.33%	39,535	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	8.031772	12.399997	54.39%	127,707	2009
	12.776731	8.031772	-37.14%	29,074	2008
	11.967429	12.776731	6.76%	62,433	2007
	11.786747	11.967429	1.53%	18,025	2006
	10.740463	11.786747	9.74%	397,173	2005
	10.000000	10.740463	7.40%	42,330	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.285771	11.136028	52.85%	154,936	2009
	13.128955	7.285771	-44.51%	38,681	2008
	14.016125	13.128955	-6.33%	36,200	2007
	12.159767	14.016125	15.27%	40,886	2006
	11.401813	12.159767	6.65%	34,197	2005
	10.000000	11.401813	14.02%	18,225	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.082799	10.660707	31.89%	15,938	2009
	12.500278	8.082799	-35.34%	34,369	2008
	12.711947	12.500278	-1.67%	21,460	2007
	11.985018	12.711947	6.07%	34,753	2006
	11.462563	11.985018	4.56%	126,169	2005
	10.000000	11.462563	14.63%	64,668	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.100558	9.745779	59.75%	80,111	2009
	10.967504	6.100558	-44.38%	56,058	2008
	13.989329	10.967504	-21.60%	21,673	2007
	11.919630	13.989329	17.36%	76,466	2006
	11.682011	11.919630	2.03%	168,524	2005
	10.000000	11.682011	16.82%	237,341	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.243940	6.830688	-17.14%	38,213	2009
	7.932451	8.243940	3.93%	2,048	2008
	9.042761	7.932451	-12.28%	38,453	2007
	10.276814	9.042761	-12.01%	571	2006
	10.000000	10.276814	2.77%	431	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	7.809389	11.963357	53.19%	42,187	2009
	14.531578	7.809389	-46.26%	17,705	2008
	13.373443	14.531578	8.66%	36,097	2007
	12.827788	13.373443	4.25%	24,652	2006
	12.636009	12.827788	1.52%	18,463	2005
	12.689052	12.636009	-0.42%	11,460	2004
	7.989089	12.689052	58.83%	16,351	2003
	13.327589	7.989089	-40.06%	1,440	2002*
	10.000000	13.327589	33.28%	0	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	6.028738	7.637755	26.69%	10,479	2009
	11.202954	6.028738	-46.19%	10,614	2008
	10.419129	11.202954	7.52%	49,914	2007
	8.854887	10.419129	17.67%	28,047	2006
	8.890473	8.854887	-0.40%	4,133	2005
	8.014293	8.890473	10.93%	3,032	2004
	6.089480	8.014293	31.61%	4,610	2003
	10.238413	6.089480	-40.52%	9,025	2002
	10.000000	10.238413	2.38%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	11.228473	12.976298	15.57%	43,910	2009
	15.260051	11.228473	-26.42%	23,730	2008
	16.988761	15.260051	-10.18%	15,146	2007
	16.068996	16.988761	5.72%	49,845	2006
	15.044972	16.068996	6.81%	37,884	2005
	12.425296	15.044972	21.08%	17,532	2004
	10.472731	12.425296	18.64%	2,095	2003
	12.044796	10.472731	-13.05%	401	2002
	10.000000	12.044796	20.45%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	8.787468	9.844849	12.03%	43,887	2009
	12.674369	8.787468	-30.67%	83,180	2008
	11.407448	12.674369	11.11%	129,954	2007
	9.578446	11.407448	19.09%	166,999	2006
	8.799225	9.578446	8.86%	60,470	2005
	7.618712	8.799225	15.49%	44,781	2004
	6.171160	7.618712	23.46%	1,683	2003
	9.331857	6.171160	-33.87%	5,596	2002
	10.000000	9.331514	-6.68%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.210752	11.766073	4.95%	18,717	2009
	12.975130	11.210752	-13.60%	15,018	2008
	11.158682	12.975130	16.28%	13,572	2007
	9.710544	11.158682	14.91%	7,704	2006
	10.000000	9.710544	-2.89%	447	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.265042	11.611045	25.32%	117,367	2009
	15.880039	9.265042	-41.66%	240,088	2008
	13.142096	15.880039	20.83%	288,835	2007
	11.983958	13.142096	9.66%	257,783	2006
	10.704419	11.983958	11.95%	166,294	2005
	9.820700	10.704419	9.00%	64,895	2004
	7.679202	9.820700	27.89%	72,197	2003
	10.000000	7.679202	-23.21%	27.414	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.871622	9.801539	-0.71%	9,257	2009
	10.000000	9.871622	-1.28%	312	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.284277	8.624898	37.25%	13,179	2009
	11.216518	6.284277	-43.97%	9,180	2008
	10.014765	11.216518	12.00%	106,627	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.130146	8.195399	33.69%	11,061	2009
	10.761177	6.130146	-43.03%	8,866	2008
	10.000000	10.761177	7.61%	18,413	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.211782	8.703335	20.68%	14,911	2009
	10.475875	7.211782	-31.16%	1,231	2008
	10.018045	10.475875	4.57%	4,907	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.394106	8.170369	27.78%	124,883	2009
	10.000000	6.394106	-36.06%	32,913	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.722257	9.187324	-5.50%	85,954	2009
	10.000000	9.722257	-2.78%	23,802	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.644923	8.231416	-4.78%	39,286	2009
	10.803638	8.644923	-19.98%	83,822	2008
	10.569317	10.803638	2.22%	35,890	2007
	10.066631	10.569317	4.99%	64,193	2006
	10.000000	10.066631	0.67%	2,028	2005*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.719832	10.133060	16.21%	3,849	2009
	13.547488	8.719832	-35.64%	3,903	2008
	13.778280	13.547488	-1.68%	16,669	2007
	11.958291	13.778280	15.22%	18,651	2006
	11.614309	11.958291	2.96%	35,307	2005
	10.445898	11.614309	11.19%	25,645	2004
	8.206679	10.445898	27.29%	26,348	2003
	10.000000	8.206679	-17.93%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	6.972567	9.230629	32.38%	3,348	2009
	12.117186	6.972567	-42.46%	2,506	2008
	10.174759	12.117186	19.09%	2,597	2007
	10.690318	10.174759	-4.82%	2,344	2006
	10.633136	10.690318	0.54%	3,149	2005
	9.762642	10.633136	8.92%	2,715	2004
	7.941278	9.762642	22.94%	644	2003
	10.000000	7.941278	-20.59%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	9.992361	11.785088	17.94%	6,294	2009
	13.868594	9.992361	-27.95%	9,876	2008
	14.858862	13.868594	-6.66%	22,686	2007
	12.725933	14.858862	16.76%	19,974	2006
	12.312465	12.725933	3.36%	30,460	2005
	10.943993	12.312465	12.50%	46,502	2004
	8.624289	10.943993	26.90%	17,556	2003
	10.000000	8.624289	-13.76%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.093297	13.453844	33.29%	18,915	2009
	17.898309	10.093297	-43.61%	24,649	2008
	15.508298	17.898309	15.41%	39,062	2007
	14.143767	15.508298	9.65%	61,455	2006
	12.318869	14.143767	14.81%	56,312	2005
	10.872432	12.318869	13.30%	44,715	2004
	8.620004	10.872432	26.13%	14,539	2003
	10.000000	8.620004	-13.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	7.866827	10.058956	27.87%	4,440	2009
	13.981480	7.866827	-43.73%	6,818	2008
	14.031717	13.981480	-0.36%	20,213	2007
	11.893667	14.031717	17.98%	12,415	2006
	11.444437	11.893667	3.93%	33,454	2005
	10.461683	11.444437	9.39%	46,541	2004
	8.171123	10.461683	28.03%	3,855	2003
	10.000000	8.171123	-18.29%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	6.919310	8.713446	25.93%	1,714	2009
	13.346034	6.919310	-48.15%	1,880	2008
	10.709446	13.346034	24.62%	12,777	2007
	10.210907	10.709446	4.88%	6,895	2006
	9.833426	10.210907	3.84%	6,643	2005
	9.690082	9.833426	1.48%	5,881	2004
	7.432182	9.690082	30.38%	6,793	2003
	10.000000	7.432182	-25.68%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.885957	11.335610	43.74%	98,396	2009
	11.146116	7.885957	-29.25%	74,226	2008
	10.980473	11.146116	1.51%	5,451	2007
	10.089174	10.980473	8.83%	393	2006
	10.000000	10.089174	0.89%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.665193	12.798281	1.05%	35,464	2009
	11.947954	12.665193	6.00%	19,099	2008
	11.332483	11.947954	5.43%	59,230	2007
	11.143399	11.332483	1.70%	41,359	2006
	10.975113	11.143399	1.53%	59,843	2005
	10.800563	10.975113	1.62%	41,875	2004
	10.748892	10.800563	0.48%	38,097	2003
	10.000000	10.748892	7.49%	705	2002*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.823073	11.057867	25.33%	27,804	2009
	14.207508	8.823073	-37.90%	28,628	2008
	13.626797	14.207508	4.26%	29,923	2007
	11.843899	13.626797	15.05%	12,477	2006
	11.149123	11.843899	6.23%	18,420	2005
	10.000000	11.149123	11.49%	10,839	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.509137	11.297147	7.50%	4,387	2009
	11.382948	10.509137	-7.68%	3,685	2008
	10.973458	11.382948	3.73%	11,262	2007
	10.507058	10.973458	4.44%	19,003	2006
	10.327600	10.507058	1.74%	17,313	2005
	10.000000	10.327600	3.28%	20,115	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.604119	11.281462	17.46%	86,575	2009
	12.736548	9.604119	-24.59%	108,703	2008
	12.246227	12.736548	4.00%	129,755	2007
	11.166839	12.246227	9.67%	187,569	2006
	10.756241	11.166839	3.82%	202,422	2005
	10.000000	10.756241	7.56%	202,925	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.199154	11.248961	22.28%	54,163	2009
	13.626167	9.199154	-32.49%	57,756	2008
	13.045629	13.626167	4.45%	41,249	2007
	11.572181	13.045629	12.73%	36,503	2006
	10.974499	11.572181	5.45%	59,234	2005
	10.000000	10.974499	9.74%	60,565	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.082775	11.373099	12.80%	108,689	2009
	12.058726	10.082775	-16.39%	88,699	2008
	11.581797	12.058726	4.12%	97,652	2007
	10.858124	11.581797	6.66%	22,628	2006
	10.543705	10.858124	2.98%	19,842	2005
	10.000000	10.543705	5.44%	24,969	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.991166	-0.09%	307,928	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.279186	22.79%	1,069	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.484658	8.144143	25.59%	261	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	9.070267	11.274888	24.31%	1,758	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.482276	12.571162	32.58%	5,869	2009
	15.583996	9.482276	-39.15%	1,386	2008
	15.511424	15.583996	0.47%	5,745	2007
	14.065909	15.511424	10.28%	7,332	2006
	12.727605	14.065909	10.51%	1,732	2005
	10.863870	12.727605	17.16%	10,312	2004
	7.830730	10.863870	38.73%	29,868	2003
	10.000000	7.830730	-21.69%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	7.935483	9.851563	24.15%	0	2009
	13.796161	7.935483	-42.48%	0	2008
	12.956596	13.796161	6.48%	0	2007
	11.579422	12.956596	11.89%	0	2006
	10.961356	11.579422	5.64%	1,350	2005
	10.142015	10.961356	8.08%	901	2004
	8.084951	10.142015	25.44%	1,354	2003
	10.000000	8.084951	-19.15%	412	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.397285	6.078622	-4.98%	1,017	2009
	11.050578	6.397285	-42.11%	1,302	2008
	15.402482	11.050578	-28.25%	560	2007
	14.069961	15.402482	9.47%	11,698	2006
	14.704647	14.069961	-4.32%	392	2005
	13.024438	14.704647	12.90%	1,425	2004
	10.047117	13.024438	29.63%	5,430	2003
	10.290966	10.047117	-2.37%	580	2002
	10.000000	10.290966	2.91%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	12.814838	19.602908	52.97%	5,699	2009
	23.852301	12.814838	-46.27%	2,801	2008
	18.095776	23.852301	31.81%	9,356	2007
	15.036688	18.095776	20.34%	14,715	2006
	14.687349	15.036688	2.38%	8,774	2005
	12.352709	14.687349	18.90%	13,766	2004
	9.549279	12.352709	29.36%	18,998	2003
	11.122675	9.549279	-14.15%	0	2002
	10.000000	11.122675	11.23%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Biotechnology Fund - Q/NQ	7.895223	9.193693	16.45%	4,606	2009
	9.094760	7.895223	-13.19%	35,829	2008
	8.853503	9.094760	2.72%	5,221	2007
	9.306417	8.853503	-4.87%	4,132	2006
	8.545651	9.306417	8.90%	25,155	2005
	8.590206	8.545651	-0.52%	16,559	2004
	6.142727	8.590206	39.84%	8,810	2003
	11.423667	6.142727	-46.23%	1,557	2002
	10.000000	11.423667	14.24%	0	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.614626	5.065755	9.78%	3,311	2009
	9.200096	4.614626	-49.84%	10,286	2008
	7.136825	9.200096	28.91%	33,838	2007
	8.831119	7.136825	-19.19%	15,134	2006
	10.000000	8.831119	-11.69%	22,707	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.239630	14.346357	17.21%	3,811	2009
	16.236535	12.239630	-24.62%	8,844	2008
	14.856036	16.236535	9.29%	1,477	2007
	12.856579	14.856036	15.55%	19,660	2006
	13.116987	12.856579	-1.99%	2,260	2005
	11.765033	13.116987	11.49%	2,334	2004
	9.811679	11.765033	19.91%	197	2003
	10.344341	9.811679	-5.15%	2,348	2002
	10.000000	10.344341	3.44%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.239673	7.056769	34.68%	3,800	2009
	13.909303	5.239673	-62.33%	14,327	2008
	13.071250	13.909303	6.41%	13,054	2007
	10.175340	13.071250	28.46%	87,410	2006
	10.749624	10.175340	-5.34%	425	2005
	10.000000	10.749624	7.50%	6,102	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	4.484143	7.582630	69.10%	6,201	2009
	9.134738	4.484143	-50.91%	430	2008
	9.521875	9.134738	-4.07%	0	2007
	9.441661	9.521875	0.85%	2,427	2006
	9.237069	9.441661	2.21%	59	2005
	12.031912	9.237069	-23.23%	17,495	2004
	7.200001	12.031912	67.11%	9,822	2003
	14.129471	7.200001	-49.04%	0	2002
	10.000000	14.129471	41.29%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Fund - Q/NQ	14.436526	19.674587	36.28%	15,347	2009
	27.187530	14.436526	-46.90%	8,640	2008
	20.742297	27.187530	31.07%	24,705	2007
	18.832555	20.742297	10.14%	13,898	2006
	13.813654	18.832555	36.33%	22,696	2005
	10.613076	13.813654	30.16%	21,558	2004
	8.767776	10.613076	21.05%	17,185	2003
	10.302060	8.767776	-14.89%	904	2002
	10.000000	10.302060	3.02%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	13.797929	22.051920	59.82%	14,005	2009
	33.075051	13.797929	-58.28%	8,540	2008
	24.519441	33.075051	34.89%	17,054	2007
	22.451937	24.519441	9.21%	14,744	2006
	15.384823	22.451937	45.94%	23,996	2005
	11.690500	15.384823	31.60%	11,539	2004
	10.958662	11.690500	6.68%	3,623	2003
	12.666464	10.958662	-13.48%	398	2002
	10.000000	12.666464	26.66%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.257094	11.021556	33.48%	8,608	2009
	18.590600	8.257094	-55.58%	33,078	2008
	16.711712	18.590600	11.24%	43,599	2007
	13.113011	16.711712	27.44%	91,973	2006
	12.529320	13.113011	4.66%	13,281	2005
	10.962189	12.529320	14.30%	104,085	2004
	7.786114	10.962189	40.79%	20,284	2003
	11.044650	7.786114	-29.50%	0	2002
	10.000000	11.044650	10.45%	0	2001*

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.099464	7.183095	17.77%	11,116	2009
	11.931265	6.099464	-48.88%	11,462	2008
	14.934517	11.931265	-20.11%	1,982	2007
	13.001387	14.934517	14.87%	16,681	2006
	12.780396	13.001387	1.73%	2,712	2005
	11.089890	12.780396	15.24%	7,463	2004
	8.741608	11.089890	26.86%	3,598	2003
	10.463826	8.741608	-16.45%	0	2002
	10.000000	10.463826	4.64%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	18.162118	12.234659	-32.64%	64,686	2009
	12.744654	18.162118	42.51%	29,293	2008
	11.803677	12.744654	7.97%	117,372	2007
	12.385268	11.803677	-4.70%	16,378	2006
	11.687795	12.385268	5.97%	172,714	2005
	10.961094	11.687795	6.63%	108,239	2004
	11.260023	10.961094	-2.65%	60,757	2003
	9.649283	11.260023	16.69%	22,830	2002*
	10.000000	9.649283	-3.51%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	8.823324	10.822110	22.65%	5,195	2009
	11.933428	8.823324	-26.06%	14,720	2008
	11.439335	11.933428	4.32%	28,037	2007
	11.059446	11.439335	3.43%	23,503	2006
	10.157548	11.059446	8.88%	10,607	2005
	9.717862	10.157548	4.52%	20,040	2004
	7.610122	9.717862	27.70%	5,228	2003
	9.828280	7.610122	-22.57%	1,133	2002
	10.000000	9.828280	-1.72%	0	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	8.879891	14.492120	63.20%	478	2009
	16.371328	8.879891	-45.76%	196	2008
	15.073056	16.371328	8.61%	6,934	2007
	13.962920	15.073056	7.95%	246	2006
	14.387285	13.962920	-2.95%	6,424	2005
	12.618276	14.387285	14.02%	2,066	2004
	7.800264	12.618276	61.77%	6,615	2003
	13.990842	7.800264	-44.25%	0	2002
	10.000000	13.990842	39.91%	0	2001*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.557233	5.205084	-45.54%	41,165	2009
	6.038639	9.557233	58.27%	3,217	2008
	6.743542	6.038639	-10.45%	3,543	2007
	8.759792	6.743542	-23.02%	5,354	2006
	8.759380	8.759792	0.00%	8,992	2005
	10.000000	8.759380	-12.41%	4,925	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.525670	6.492715	17.50%	20,202	2009
	8.046474	5.525670	-31.33%	8,798	2008
	8.564561	8.046474	-6.05%	20,828	2007
	8.050838	8.564561	6.38%	77,342	2006
	8.633734	8.050838	-6.75%	128,864	2005
	9.821676	8.633734	-12.10%	168,787	2004
	10.000000	9.821676	-1.78%	484,532	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.505535	6.053639	-36.31%	23,510	2009
	7.186403	9.505535	32.27%	4,295	2008
	7.451804	7.186403	-3.56%	612	2007
	7.873902	7.451804	-5.36%	11,907	2006
	8.712566	7.873902	-9.63%	11,898	2005
	10.000000	8.712566	-12.87%	1,775	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	5.980991	3.526501	-41.04%	88,774	2009
	4.106182	5.980991	45.66%	14,376	2008
	4.704040	4.106182	-12.71%	6,777	2007
	4.848297	4.704040	-2.98%	39,005	2006
	4.865100	4.848297	-0.35%	66,688	2005
	5.607685	4.865100	-13.24%	57,736	2004
	9.099346	5.607685	-38.37%	97,306	2003
	6.908790	9.099346	31.71%	34,876	2002
	10.000000	6.908790	-30.91%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.908816	5.885829	-33.93%	30,887	2009
	7.260699	8.908816	22.70%	7,300	2008
	7.003414	7.260699	3.67%	406	2007
	8.083349	7.003414	-13.36%	13,072	2006
	8.473107	8.083349	-4.60%	12,894	2005
	10.000000	8.473107	-15.27%	1,304	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.703525	6.204765	-28.71%	50,545	2009
	6.351965	8.703525	37.02%	10,817	2008
	6.402778	6.351965	-0.79%	4,339	2007
	7.034443	6.402778	-8.98%	71,519	2006
	7.204068	7.034443	-2.35%	128,291	2005
	8.153553	7.204068	-11.65%	139,191	2004
	10.852523	8.153553	-24.87%	152,108	2003
	9.066581	10.852523	19.70%	5,532	2002
	10.000000	9.066581	-9.33%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.350832	8.945594	21.69%	30,625	2009
	11.145823	7.350832	-34.05%	43,413	2008
	12.761300	11.145823	-12.66%	11,396	2007
	12.334694	12.761300	3.46%	86,622	2006
	10.415444	12.334694	18.43%	97,468	2005
	9.593745	10.415444	8.56%	106,228	2004
	7.084492	9.593745	35.42%	30,580	2003
	8.591597	7.084492	-17.54%	0	2002
	10.000000	8.591597	-14.08%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.656685	11.646429	34.54%	4,941	2009
	17.282209	8.656685	-49.91%	983	2008
	18.022158	17.282209	-4.11%	3,138	2007
	14.833254	18.022158	21.50%	3,772	2006
	15.845305	14.833254	-6.39%	1,491	2005
	13.000538	15.845305	21.88%	4,893	2004
	9.794409	13.000538	32.73%	1,973	2003
	11.677414	9.794409	-16.13%	307	2002
	10.000000	11.677414	16.77%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.134769	13.698115	49.96%	23,739	2009
	20.555549	9.134769	-55.56%	20,596	2008
	20.166471	20.555549	1.93%	7,049	2007
	18.552294	20.166471	8.70%	20,855	2006
	16.527673	18.552294	12.25%	25,806	2005
	13.751275	16.527673	20.19%	25,241	2004
	9.167758	13.751275	50.00%	37,290	2003
	12.330549	9.167758	-25.65%	0	2002
	10.000000	12.330549	23.31%	0	2001*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.389325	7.264107	114.32%	22,567	2009
	12.571411	3.389325	-73.04%	110,513	2008
	9.966138	12.571411	26.14%	45,353	2007
	9.658178	9.966138	3.19%	35,934	2006
	10.121596	9.658178	-4.58%	22,203	2005
	9.006458	10.121596	12.38%	102,006	2004
	4.607600	9.006458	95.47%	94,484	2003
	15.336192	4.607600	-69.96%	15,984	2002
	10.000000	15.336192	53.36%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.573436	12.823257	49.57%	6,073	2009
	15.000285	8.573436	-42.84%	30,356	2008
	12.939272	15.000285	15.93%	19,395	2007
	12.431431	12.939272	4.09%	1,555	2006
	12.494031	12.431431	-0.50%	22,023	2005
	11.611799	12.494031	7.60%	83,167	2004
	8.114856	11.611799	43.09%	62,594	2003
	13.487162	8.114856	-39.83%	18,794	2002
	10.000000	13.487168	34.87%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	5.879527	7.839668	33.34%	7,440	2009
	13.125573	5.879527	-55.21%	15,524	2008
	13.191680	13.125573	-0.50%	26,917	2007
	11.239253	13.191680	17.37%	37,310	2006
	10.985820	11.239253	2.31%	42,695	2005
	9.740134	10.985820	12.79%	102,256	2004
	7.111349	9.740134	36.97%	43,163	2003
	11.244296	7.111349	-36.76%	24,880	2002
	10.000000	11.244296	12.44%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	15.992527	23.485081	46.85%	29,135	2009
	26.455823	15.992527	-39.55%	50,806	2008
	22.490880	26.455823	17.63%	50,070	2007
	18.822153	22.490880	19.49%	55,446	2006
	15.822539	18.822153	18.96%	61,929	2005
	18.744527	15.822539	-15.59%	23,750	2004
	13.519349	18.744527	38.65%	39.666	2003
	9.437023	13.519349	43.26%	7,959	2002
	10.000000	9.437022	-5.63%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.306794	12.704190	23.26%	47,181	2009
	17.949188	10.306794	-42.58%	9,108	2008
	22.555163	17.949188	-20.42%	5,149	2007
	17.533525	22.555163	28.64%	15,973	2006
	16.629114	17.533525	5.44%	7,085	2005
	13.045340	16.629114	27.47%	9,209	2004
	10.173643	13.045340	28.23%	11,021	2003
	10.455964	10.173643	-2.70%	0	2002
	10.000000	10.455964	4.56%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	8.353096	11.854531	41.92%	243	2009
	12.660468	8.353096	-34.02%	231	2008
	14.722772	12.660468	-14.01%	1,893	2007
	13.591959	14.722772	8.32%	11,353	2006
	13.094839	13.591959	3.80%	696	2005
	12.091384	13.094839	8.30%	1,373	2004
	9.083987	12.091384	33.11%	6,065	2003
	11.822451	9.083987	-23.16%	0	2002
	10.000000	11.822451	18.22%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.577378	11.251619	31.18%	9,188	2009
	17.924479	8.577378	-52.15%	16,342	2008
	19.534007	17.924479	-8.24%	35,286	2007
	16.426042	19.534007	18.92%	67,274	2006
	16.063292	16.426042	2.26%	132,207	2005
	13.038656	16.063292	23.20%	266,830	2004
	8.065717	13.038656	61.66%	120,119	2003
	12.698450	8.065717	-36.48%	4,660	2002
	10.000000	12.698450	26.98%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.188378	6.032649	44.03%	61,383	2009
	13.296071	4.188378	-68.50%	63,404	2008
	13.431133	13.296071	-1.01%	9,755	2007
	11.033945	13.431133	21.73%	21,225	2006
	10.845754	11.033945	1.74%	13,753	2005
	9.428688	10.845754	15.03%	49,224	2004
	6.184026	9.428688	52.47%	57,127	2003
	11.639900	6.184026	-46.87%	10,844	2002
	10.000000	11.639900	16.40%	0	2001*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.549393	9.488888	44.88%	11,985	2009
	11.061341	6.549393	-40.79%	3,947	2008
	10.715788	11.061341	3.22%	24,958	2007
	10.331284	10.715788	3.72%	7,353	2006
	10.315742	10.331284	0.15%	7,381	2005
	10.000000	10.315742	3.16%	20,009	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.214853	9.249875	48.83%	33,603	2009
	12.301476	6.214853	-49.48%	4,010	2008
	13.211711	12.301476	-6.89%	8,894	2007
	11.410574	13.211711	15.78%	29,164	2006
	11.129287	11.410574	2.53%	38,428	2005
	10.000000	11.129287	11.29%	2,821	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	8.012762	12.364361	54.31%	6,694	2009
	12.753001	8.012762	-37.17%	4,504	2008
	11.951311	12.753001	6.71%	3,019	2007
	11.776835	11.951311	1.48%	3,514	2006
	10.736855	11.776835	9.69%	46,425	2005
	10.000000	10.736855	7.37%	112,114	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.268523	11.104013	52.77%	15,035	2009
	13.104554	7.268523	-44.53%	15,026	2008
	13.997223	13.104554	-6.38%	7,979	2007
	12.149525	13.997223	15.21%	4,849	2006
	11.397986	12.149525	6.59%	9,517	2005
	10.000000	11.397986	13.98%	1,960	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.063671	10.630071	31.83%	906	2009
	12.477043	8.063671	-35.37%	13,800	2008
	12.694807	12.477043	-1.72%	7,810	2007
	11.974930	12.694807	6.01%	2,269	2006
	11.458720	11.974930	4.50%	28,121	2005
	10.000000	11.458720	14.59%	119,222	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.086129	9.717798	59.67%	2,028	2009
	10.947132	6.086129	-44.40%	24,059	2008
	13.970471	10.947132	-21.64%	1,173	2007
	11.909594	13.970471	17.30%	42,023	2006
	11.678083	11.909594	1.98%	41,086	2005
	10.000000	11.678083	16.78%	130,981	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.230352	6.815967	-17.18%	39,010	2009
	7.923400	8.230352	3.87%	789	2008
	9.037059	7.923400	-12.32%	0	2007
	10.275555	9.037059	-12.05%	0	2006
	10.000000	10.275555	2.76%	854	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	7.780693	11.913344	53.11%	6,636	2009
	14.485548	7.780693	-46.29%	455	2008
	13.337893	14.485548	8.60%	3,668	2007
	12.800173	13.337893	4.20%	2,661	2006
	12.615185	12.800173	1.47%	6,697	2005
	12.674568	12.615185	-0.47%	3,973	2004
	7.984018	12.674568	58.75%	8,843	2003
	13.325927	7.984018	-40.09%	228	2002
	10.000000	13.325927	33.26%	0	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	6.006598	7.605843	26.62%	129	2009
	11.167514	6.006598	-46.21%	536	2008
	10.391458	11.167514	7.47%	9,773	2007
	8.835840	10.391458	17.61%	11,799	2006
	8.875853	8.835840	-0.45%	1,183	2005
	8.005164	8.875853	10.88%	3,797	2004
	6.085628	8.005164	31.54%	712	2003
	10.237132	6.085628	-40.55%	4,803	2002
	10.000000	10.237132	2.37%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	11.187208	12.922033	15.51%	1,168	2009
	15.211714	11.187208	-26.46%	3,268	2008
	16.943603	15.211714	-10.22%	641	2007
	16.034396	16.943603	5.67%	14,345	2006
	15.020179	16.034396	6.75%	11,046	2005
	12.411120	15.020179	21.02%	8.217	2004
	10.466093	12.411120	18.58%	2,723	2003
	12.043289	10.466093	-13.10%	730	2002
	10.000000	12.043289	20.43%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	8.755163	9.803678	11.98%	10,824	2009
	12.634210	8.755163	-30.70%	9,822	2008
	11.377108	12.634210	11.05%	31,555	2007
	9.557813	11.377108	19.03%	29,959	2006
	8.784721	9.557813	8.80%	16,944	2005
	7.610021	8.784721	15.44%	21,387	2004
	6.167251	7.610021	23.39%	3,780	2003
	9.330690	6.167251	-33.90%	877	2002
	10.000000	9.330690	-6.69%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.192286	11.740714	4.90%	6,021	2009
	12.960352	11.192286	-13.64%	46,381	2008
	11.151657	12.960352	16.22%	5,016	2007
	9.709355	11.151657	14.85%	7,860	2006
	10.000000	9.709355	-2.91%	4,494	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.233709	11.565908	25.26%	35,412	2009
	15.834410	9.233709	-41.69%	50,666	2008
	13.111022	15.834410	20.77%	60,241	2007
	11.961686	13.111022	9.61%	41,557	2006
	10.689930	11.961686	11.90%	32,324	2005
	9.812379	10.689930	8.94%	32,142	2004
	7.676592	9.812379	27.82%	22,964	2003
	10.000000	7.676592	-23.23%	19,895	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.871361	9.796304	-0.76%	0	2009
	10.000000	9.871361	-1.29%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.277649	8.611429	37.18%	10,146	2009
	11.210393	6.277649	-44.00%	9,838	2008
	10.014417	11.210393	11.94%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.124945	8.184293	33.62%	6,446	2009
	10.757522	6.124945	-43.06%	6,446	2008
	10.000000	10.757522	7.58%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.204174	8.689735	20.62%	2,596	2009
	10.470163	7.204174	-31.19%	2,596	2008
	10.017699	10.470163	4.52%	677	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.391931	8.163439	27.71%	25,650	2009
	10.000000	6.391931	-36.08%	206	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.722000	9.182426	-5.55%	11,862	2009
	10.000000	9.722000	-2.78%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.631388	8.214353	-4.83%	0	2009
	10.792199	8.631388	-20.02%	8,293	2008
	10.563509	10.792199	2.16%	267	2007
	10.066199	10.563509	4.94%	1,996	2006
	10.000000	10.066199	0.66%	0	2005*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.660915	10.054375	16.09%	0	2009
	13.469673	8.660915	-35.70%	0	2008
	13.713156	13.469673	-1.78%	0	2007
	11.913827	13.713156	15.10%	0	2006
	11.582851	11.913827	2.86%	0	2005
	10.428201	11.582851	11.07%	0	2004
	8.201090	10.428201	27.16%	0	2003
	10.000000	8.201090	-17.99%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	6.925433	9.158911	32.25%	0	2009
	12.047555	6.925433	-42.52%	0	2008
	10.126623	12.047555	18.97%	0	2007
	10.650546	10.126623	-4.92%	0	2006
	10.604317	10.650546	0.44%	0	2005
	9.746088	10.604317	8.81%	0	2004
	7.935874	9.746088	22.81%	0	2003
	10.000000	7.935874	-20.64%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	9.924813	11.693527	17.82%	0	2009
	13.788900	9.924813	-28.02%	0	2008
	14.788590	13.788900	-6.76%	0	2007
	12.678585	14.788590	16.64%	0	2006
	12.279098	12.678585	3.25%	0	2005
	10.925437	12.279098	12.39%	0	2004
	8.618417	10.925437	26.77%	0	2003
	10.000000	8.618417	-13.82%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.025088	13.349354	33.16%	0	2009
	17.795495	10.025088	-43.67%	0	2008
	15.434987	17.795495	15.29%	0	2007
	14.091182	15.434987	9.54%	0	2006
	12.285508	14.091182	14.70%	0	2005
	10.854009	12.285508	13.19%	0	2004
	8.614136	10.854009	26.00%	0	2003
	10.000000	8.614136	-13.86%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	7.813656	9.980809	27.74%	0	2009
	13.901151	7.813656	-43.79%	0	2008
	13.965367	13.901151	-0.46%	0	2007
	11.849426	13.965367	17.86%	0	2006
	11.413428	11.849426	3.82%	0	2005
	10.443943	11.413428	9.28%	0	2004
	8.165556	10.443943	27.90%	0	2003
	10.000000	8.165556	-18.34%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	6.872549	8.645770	25.80%	0	2009
	13.269369	6.872549	-48.21%	0	2008
	10.658797	13.269369	24.49%	0	2007
	10.172917	10.658797	4.78%	0	2006
	9.806775	10.172917	3.73%	0	2005
	9.673656	9.806775	1.38%	0	2004
	7.427120	9.673656	30.25%	0	2003
	10.000000	7.427120	-25.73%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.859986	11.286819	43.60%	0	2009
	11.120731	7.859986	-29.32%	0	2008
	10.966658	11.120731	1.40%	0	2007
	10.086700	10.966658	8.72%	0	2006
	10.000000	10.086700	0.87%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.579611	12.698876	0.95%	0	2009
	11.879288	12.579611	5.90%	0	2008
	11.278877	11.879288	5.32%	0	2007
	11.101939	11.278877	1.59%	0	2006
	10.945381	11.101939	1.43%	0	2005
	10.782265	10.945381	1.51%	0	2004
	10.741592	10.782265	0.38%	0	2003
	10.000000	10.741592	7.42%	0	2002*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.781339	10.994366	25.20%	0	2009
	14.154733	8.781339	-37.96%	0	2008
	13.590057	14.154733	4.16%	0	2007
	11.823943	13.590057	14.94%	0	2006
	11.141632	11.823943	6.12%	0	2005
	10.000000	11.141632	11.42%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.459447	11.232301	7.39%	0	2009
	11.340666	10.459447	-7.77%	0	2008
	10.943880	11.340666	3.63%	0	2007
	10.489358	10.943880	4.33%	0	2006
	10.320659	10.489358	1.63%	0	2005
	10.000000	10.320659	3.21%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.558703	11.216708	17.35%	0	2009
	12.689231	9.558703	-24.67%	0	2008
	12.213212	12.689231	3.90%	0	2007
	11.148037	12.213212	9.55%	0	2006
	10.749015	11.148037	3.71%	0	2005
	10.000000	10.749015	7.49%	0	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.155652	11.184391	22.16%	0	2009
	13.575555	9.155652	-32.56%	0	2008
	13.010459	13.575555	4.34%	0	2007
	11.552688	13.010459	12.62%	0	2006
	10.967125	11.552688	5.34%	0	2005
	10.000000	10.967125	9.67%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.035100	11.307821	12.68%	0	2009
	12.013932	10.035100	-16.47%	0	2008
	11.550574	12.013932	4.01%	0	2007
	10.839839	11.550574	6.56%	0	2006
	10.536621	10.839839	2.88%	0	2005
	10.000000	10.536621	5.37%	0	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.990609	-0.09%	277,264	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.270622	22.71%	0	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.440813	8.080847	25.46%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	9.008937	11.187258	24.18%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.418193	12.473500	32.44%	0	2009
	15.494471	9.418193	-39.22%	0	2008
	15.438089	15.494471	0.37%	0	2007
	14.013606	15.438089	10.16%	0	2006
	12.693131	14.013606	10.40%	0	2005
	10.845457	12.693131	17.04%	0	2004
	7.825395	10.845457	38.59%	0	2003
	10.000000	7.825395	-21.75%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	7.881841	9.775025	24.02%	0	2009
	13.716882	7.881841	-42.54%	0	2008
	12.895316	13.716882	6.37%	0	2007
	11.536329	12.895316	11.78%	0	2006
	10.931644	11.536329	5.53%	0	2005
	10.124809	10.931644	7.97%	0	2004
	8.079443	10.124809	25.32%	0	2003
	10.000000	8.079443	-19.21%	0	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.350293	6.027830	-5.08%	0	2009
	10.980624	6.350293	-42.17%	677,293	2008
	15.320649	10.980624	-28.33%	20,267	2007
	14.009391	15.320649	9.36%	196,386	2006
	14.656197	14.009391	-4.41%	161,650	2005
	12.994737	14.656197	12.79%	238,361	2004
	10.034386	12.994737	29.50%	147,709	2003
	10.288385	10.034386	-2.47%	0	2002
	10.000000	10.288385	2.88%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	12.720725	19.439163	52.81%	222,142	2009
	23.701290	12.720725	-46.33%	637	2008
	17.999598	23.701290	31.68%	233,986	2007
	14.971940	17.999598	20.22%	254,421	2006
	14.638939	14.971940	2.27%	180,477	2005
	12.324515	14.638939	18.78%	390,040	2004
	9.537169	12.324515	29.23%	49,413	2003
	11.119889	9.537169	-14.23%	0	2002
	10.000000	11.119889	11.20%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Biotechnology Fund - Q/NQ	7.837224	9.116881	16.33%	71	2009
	9.037143	7.837224	-13.28%	625,140	2008
	8.806419	9.037143	2.62%	0	2007
	9.266331	8.806419	-4.96%	0	2006
	8.517469	9.266331	8.79%	167,299	2005
	8.570586	8.517469	-0.62%	0	2004
	6.134920	8.570586	39.70%	94,830	2003
	11.420812	6.134920	-46.28%	0	2002
	10.000000	11.420812	14.21%	0	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.599401	5.043911	9.66%	554,483	2009
	9.179106	4.599401	-49.89%	475,708	2008
	7.127827	9.179106	28.78%	818,589	2007
	8.828947	7.127827	-19.27%	721,521	2006
	10.000000	8.828947	-11.71%	579,113	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.149784	14.226568	17.09%	201,558	2009
	16.133772	12.149784	-24.69%	357,205	2008
	14.777103	16.133772	9.18%	325,341	2007
	12.801243	14.777103	15.43%	226,715	2006
	13.073782	12.801243	-2.08%	203,137	2005
	11.738207	13.073782	11.38%	256,034	2004
	9.799251	11.738207	19.79%	55,554	2003
	10.341749	9.799251	-5.25%	0	2002
	10.000000	10.341749	3.42%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.214889	7.016244	34.54%	0	2009
	13.857682	5.214889	-62.37%	1,767	2008
	13.036049	13.857682	6.30%	0	2007
	10.158223	13.036049	28.33%	5,865	2006
	10.742409	10.158223	-5.44%	0	2005
	10.000000	10.742409	7.42%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	4.451217	7.519300	68.93%	451,035	2009
	9.076921	4.451217	-50.96%	4,125	2008
	9.471293	9.076921	-4.16%	24,182	2007
	9.401029	9.471293	0.75%	24,488	2006
	9.206643	9.401029	2.11%	90,838	2005
	12.004486	9.206643	-23.31%	1,546	2004
	7.190869	12.004486	66.94%	17,958	2003
	14.125945	7.190869	-49.09%	0	2002
	10.000000	14.125945	41.26%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Fund - Q/NQ	14.330520	19.510260	36.14%	125,904	2009
	27.015440	14.330520	-46.95%	224	2008
	20.632094	27.015440	30.94%	213,369	2007
	18.751507	20.632094	10.03%	227,259	2006
	13.768137	18.751507	36.19%	267,445	2005
	10.588847	13.768137	30.02%	403,193	2004
	8.756652	10.588847	20.92%	146,378	2003
	10.299478	8.756652	-14.98%	0	2002
	10.000000	10.299478	2.99%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	13.696600	21.867728	59.66%	149,029	2009
	32.865679	13.696600	-58.33%	790	2008
	24.389154	32.865679	34.76%	143,991	2007
	22.355302	24.389154	9.10%	5,097	2006
	15.334109	22.355302	45.79%	173,480	2005
	11.663815	15.334109	31.47%	5,629	2004
	10.944769	11.663815	6.57%	0	2003
	12.663297	10.994769	-13.57%	0	2002
	10.000000	12.663297	26.63%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.196463	10.929508	33.34%	63,325	2009
	18.472950	8.196463	-55.63%	0	2008
	16.622935	18.472950	11.13%	37,176	2007
	13.056583	16.622935	27.31%	65,011	2006
	12.488059	13.056583	4.55%	45,889	2005
	10.937176	12.488059	14.18%	100,814	2004
	7.776239	10.937176	40.65%	63,531	2003
	11.041885	7.776239	-29.58%	0	2002
	10.000000	11.041885	10.42%	0	2001*

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.054663	7.123082	17.65%	460,947	2009
	11.855742	6.054663	-48.93%	358	2008
	14.855166	11.855742	-20.19%	84,188	2007
	12.945412	14.855166	14.75%	388,673	2006
	12.738283	12.945412	1.63%	335,542	2005
	11.064585	12.738283	15.13%	460,581	2004
	8.730517	11.064585	26.73%	72,126	2003
	10.461201	8.730517	-16.54%	0	2002
	10.000000	10.461201	4.61%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	18.028791	12.132504	-32.70%	141,112	2009
	12.663965	18.028791	42.36%	274,208	2008
	11.740943	12.663965	7.86%	327,720	2007
	12.331939	11.740943	-4.79%	617,514	2006
	11.649276	12.331939	5.86%	440,513	2005
	10.936085	11.649276	6.52%	145,372	2004
	11.245761	10.936085	-2.75%	18,290	2003
	9.646864	11.245761	16.57%	0	2002
	10.000000	9.646864	-3.53%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	8.758537	10.731739	22.53%	265,938	2009
	11.857881	8.758537	-26.14%	408,909	2008
	11.378536	11.857881	4.21%	334,423	2007
	11.011836	11.378536	3.33%	299,485	2006
	10.124073	11.011836	8.77%	392,428	2005
	9.695685	10.124073	4.42%	312,464	2004
	7.600476	9.695685	27.57%	137,048	2003
	9.825820	7.600476	-22.65%	0	2002
	10.000000	9.825820	-1.74%	0	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	8.814677	14.371099	63.04%	362,286	2009
	16.267701	8.814677	-45.81%	1,417	2008
	14.992964	16.267701	8.50%	244,066	2007
	13.902825	14.992964	7.84%	0	2006
	14.339889	13.902825	-3.05%	105,297	2005
	12.589495	14.339889	13.90%	431,890	2004
	7.790362	12.589495	61.60%	110,048	2003
	13.987351	7.790362	-44.30%	0	2002
	10.000000	13.987351	39.87%	0	2001*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.512044	5.175196	-45.59%	0	2009
	6.016200	9.512044	58.11%	0	2008
	6.725352	6.016200	-10.54%	0	2007
	8.745023	6.725352	-23.10%	0	2006
	8.753488	8.745023	-0.10%	0	2005
	10.000000	8.753488	-12.47%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.493899	6.448822	17.38%	0	2009
	8.008362	5.493899	-31.40%	0	2008
	8.532717	8.008362	-6.15%	0	2007
	8.029033	8.532717	6.27%	0	2006
	8.619087	8.029033	-6.85%	0	2005
	9.815006	8.619087	-12.18%	0	2004
	10.000000	9.815006	-1.85%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.460590	6.018888	-36.38%	0	2009
	7.159692	9.460590	32.14%	54,328	2008
	7.431694	7.159692	-3.66%	0	2007
	7.860615	7.431694	-5.46%	0	2006
	8.706701	7.860615	-9.72%	0	2005
	10.000000	8.706701	-12.93%	0	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	5.937106	3.497059	-41.10%	0	2009
	4.080188	5.937106	45.51%	0	2008
	4.679035	4.080188	-12.80%	0	2007
	4.827414	4.679035	-3.07%	0	2006
	4.849052	4.827414	-0.45%	0	2005
	5.594877	4.849052	-13.33%	0	2004
	9.087824	5.594877	-38.44%	0	2003
	6.907048	9.087824	31.57%	0	2002
	10.000000	6.907048	-30.93%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.866699	5.852042	-34.00%	0	2009
	7.233712	8.866699	22.57%	0	2008
	6.984516	7.233712	3.57%	0	2007
	8.069709	6.984516	-13.45%	0	2006
	8.467408	8.069709	-4.70%	0	2005
	10.000000	8.467408	-15.33%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.639645	6.152959	-28.78%	0	2009
	6.311758	8.639645	36.88%	0	2008
	6.368754	6.311758	-0.89%	0	2007
	7.004160	6.368754	-9.07%	0	2006
	7.180328	7.004160	-2.45%	0	2005
	8.134957	7.180328	-11.73%	0	2004
	10.838800	8.134957	-24.95%	1,216	2003
	9.064310	10.838800	19.58%	0	2002
	10.000000	9.064310	-9.36%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.296853	8.870872	21.57%	1,082	2009
	11.075242	7.296853	-34.12%	1,540	2008
	12.693451	11.075242	-12.75%	71,413	2007
	12.281567	12.693451	3.35%	55,479	2006
	10.381104	12.281567	18.31%	51,809	2005
	9.571838	10.381104	8.45%	0	2004
	7.075494	9.571838	35.28%	0	2003
	8.589436	7.075494	-17.63%	0	2002
	10.000000	8.589436	-14.11%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.593118	11.549153	34.40%	279,856	2009
	17.172820	8.593118	-49.96%	629	2008
	17.926408	17.172820	-4.20%	226,946	2007
	14.769394	17.926408	21.38%	257,894	2006
	15.793101	14.769394	-6.48%	178,785	2005
	12.970891	15.793101	21.76%	320,658	2004
	9.781989	12.970891	32.60%	122,038	2003
	11.674489	9.781989	-16.21%	0	2002
	10.000000	11.674489	16.74%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.067671	13.583688	49.80%	0	2009
	20.425438	9.067671	-55.61%	1,067	2008
	20.059320	20.425438	1.83%	1,569	2007
	18.472450	20.059320	8.59%	0	2006
	16.473209	18.472450	12.14%	87,323	2005
	13.719900	16.473209	20.07%	55,960	2004
	9.156127	13.719900	49.84%	42,618	2003
	12.327464	9.156127	-25.73%	0	2002
	10.000000	12.327464	23.27%	0	2001*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.364415	7.203378	114.10%	3,013	2009
	12.491827	3.364415	-73.07%	5,170	2008
	9.913167	12.491827	26.01%	0	2007
	9.616600	9.913167	3.08%	0	2006
	10.088238	9.616600	-4.68%	0	2005
	8.985900	10.088238	12.27%	594	2004
	4.601731	8.985900	95.27%	0	2003
	15.332359	4.601731	-69.99%	0	2002
	10.000000	15.332359	53.32%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.510490	12.716191	49.42%	62,551	2009
	14.905349	8.510490	-42.90%	61	2008
	12.870524	14.905349	15.81%	106	2007
	12.377923	12.870524	3.98%	0	2006
	12.452858	12.377923	-0.60%	0	2005
	11.585302	12.452858	7.49%	185,636	2004
	8.104555	11.585302	42.95%	0	2003
	13.483793	8.104555	-39.89%	0	2002
	10.000000	13.483793	34.84%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	5.836347	7.774187	33.20%	315,210	2009
	13.042464	5.836347	-55.25%	575,983	2008
	13.121564	13.042464	-0.60%	784,992	2007
	11.190856	13.121564	17.25%	588,364	2006
	10.949603	11.190856	2.20%	883,066	2005
	9.717894	10.949603	12.67%	246,081	2004
	7.102324	9.717894	36.83%	184	2003
	11.241481	7.102324	-36.82%	0	2002
	10.000000	11.241481	12.41%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	15.875056	23.288844	46.70%	156,649	2009
	26.288279	15.875056	-39.61%	222,021	2008
	22.371337	26.288279	17.51%	154,901	2007
	18.741109	22.371337	19.37%	5,574	2006
	15.770401	18.741109	18.84%	197,651	2005
	18.701786	15.770401	-15.67%	191,867	2004
	13.502243	18.701786	38.51%	49,771	2003
	9.434653	13.502243	43.11%	0	2002
	10.000000	9.434653	-5.65%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.231086	12.598035	23.13%	355,596	2009
	17.835568	10.231086	-42.64%	127,433	2008
	22.435334	17.835568	-20.50%	278,737	2007
	17.458045	22.435334	28.51%	340,721	2006
	16.574329	17.458045	5.33%	162,246	2005
	13.015584	16.574329	27.34%	0	2004
	10.160749	13.015584	28.10%	0	2003
	10.453345	10.160749	-2.80%	0	2002
	10.000000	10.453345	4.53%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	8.291784	11.755574	41.77%	241,476	2009
	12.580358	8.291784	-34.09%	403,523	2008
	14.644585	12.580358	-14.10%	23,885	2007
	13.533485	14.644585	8.21%	297,683	2006
	13.051716	13.533485	3.69%	213,796	2005
	12.063817	13.051716	8.19%	281,887	2004
	9.072466	12.063817	32.97%	65,274	2003
	11.819492	9.072466	-23.24%	0	2002
	10.000000	11.819492	18.19%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.514370	11.157633	31.04%	6,665	2009
	17.811003	8.514370	-52.20%	1,127	2008
	19.430220	17.811003	-8.33%	11,620	2007
	16.355347	19.430220	18.80%	9,970	2006
	16.010369	16.355347	2.15%	0	2005
	13.008908	16.010369	23.07%	482	2004
	8.055476	13.008908	61.49%	45,048	2003
	12.695275	8.055476	-36.55%	0	2002
	10.000000	12.695275	26.95%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.157599	5.982232	43.89%	0	2009
	13.211896	4.157599	-68.53%	0	2008
	13.359751	13.211896	-1.11%	0	2007
	10.986430	13.359751	21.60%	1,922	2006
	10.809996	10.986430	1.63%	0	2005
	9.407160	10.809996	14.91%	0	2004
	6.176167	9.407160	52.31%	0	2003
	11.636984	6.176167	-46.93%	0	2002
	10.000000	11.636984	16.37%	0	2001*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.518423	9.434433	44.73%	127,892	2009
	11.020252	6.518423	-40.85%	62,233	2008
	10.686901	11.020252	3.12%	2,838	2007
	10.313883	10.686901	3.62%	40,059	2006
	10.308814	10.313883	0.05%	0	2005
	10.000000	10.308814	3.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.185450	9.196758	48.68%	125,689	2009
	12.255792	6.185450	-49.53%	61,247	2008
	13.176113	12.255792	-6.98%	1,392	2007
	11.391363	13.176113	15.67%	199,230	2006
	11.121811	11.391363	2.42%	0	2005
	10.000000	11.121811	11.22%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	7.974849	12.293359	54.15%	183,199	2009
	12.705603	7.974849	-37.23%	10,021	2008
	11.919075	12.705603	6.60%	3,028	2007
	11.756991	11.919075	1.38%	346	2006
	10.729638	11.756991	9.57%	0	2005
	10.000000	10.729638	7.30%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.234142	11.040256	52.61%	116,980	2009
	13.055893	7.234142	-44.59%	2,532	2008
	13.959516	13.055893	-6.47%	289	2007
	12.129077	13.959516	15.09%	92,620	2006
	11.390334	12.129077	6.49%	0	2005
	10.000000	11.390334	13.90%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.025532	10.569040	31.69%	1,681	2009
	12.430695	8.025532	-35.44%	54,893	2008
	12.660589	12.430695	-1.82%	2,430	2007
	11.954773	12.660589	5.90%	25,652	2006
	11.451026	11.954773	4.40%	0	2005
	10.000000	11.451026	14.51%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.057317	9.661958	59.51%	2,254	2009
	10.906455	6.057317	-44.46%	68,946	2008
	13.932825	10.906455	-21.72%	290	2007
	11.889543	13.932825	17.19%	47,142	2006
	11.670239	11.889543	1.88%	168	2005
	10.000000	11.670239	16.70%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.203248	6.786609	-17.27%	0	2009
	7.905343	8.203248	3.77%	86,435	2008
	9.025677	7.905343	-12.41%	0	2007
	10.273035	9.025677	-12.14%	0	2006
	10.000000	10.273035	2.73%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	7.723534	11.813808	52.96%	281,832	2009
	14.393818	7.723534	-46.34%	0	2008
	13.266988	14.393818	8.49%	149,381	2007
	12.745057	13.266988	4.10%	59,605	2006
	12.573609	12.745057	1.36%	103,285	2005
	12.645658	12.573609	-0.57%	38,082	2004
	7.973888	12.645658	58.59%	118,522	2003
	13.322594	7.973888	-40.15%	0	2002
	10.000000	13.322594	33.23%	0	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	5.962467	7.542277	26.50%	350	2009
	11.096779	5.962467	-46.27%	990	2008
	10.336207	11.096779	7.36%	382,691	2007
	8.797775	10.336207	17.49%	403,348	2006
	8.846576	8.797775	-0.55%	365,220	2005
	7.986871	8.846576	10.76%	573,524	2004
	6.077886	7.986871	31.41%	77,190	2003
	10.234568	6.077886	-40.61%	0	2002
	10.000000	10.234568	2.35%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	11.105055	12.814087	15.39%	0	2009
	15.115397	11.105055	-26.53%	380,198	2008
	16.853550	15.115397	-10.31%	69,190	2007
	15.965358	16.853550	5.56%	233,516	2006
	14.970685	15.965358	6.64%	235,605	2005
	12.382804	14.970685	20.90%	398,733	2004
	10.452829	12.382804	18.46%	50,489	2003
	12.040283	10.452829	-13.18%	0	2002
	10.000000	12.040283	20.40%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	8.690914	9.721846	11.86%	394	2009
	12.554270	8.690914	-30.77%	634,363	2008
	11.316669	12.554270	10.94%	400,805	2007
	9.516674	11.316669	18.91%	370,038	2006
	8.755779	9.516674	8.69%	263,616	2005
	7.592655	8.755779	15.32%	12,501	2004
	6.159426	7.592655	23.27%	103,654	2003
	9.328341	6.159426	-33.97%	0	2002
	10.000000	9.328341	-6.72%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.155435	11.690154	4.79%	0	2009
	12.930816	11.155435	-13.73%	3	2008
	11.137632	12.930816	16.10%	0	2007
	9.706970	11.137632	14.74%	0	2006
	10.000000	9.706970	-2.93%	0	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.171295	11.476056	25.13%	175,780	2009
	15.743409	9.171295	-41.75%	208,897	2008
	13.049000	15.743409	20.65%	155,591	2007
	11.917186	13.049000	9.50%	103,165	2006
	10.660956	11.917186	11.78%	172	2005
	9.795749	10.660956	8.83%	0	2004
	7.671358	9.795749	27.69%	0	2003
	10.000000	7.671358	-23.29%	0	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.870837	9.785822	-0.86%	0	2009
	10.000000	9.870837	-1.29%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.264402	8.584517	37.04%	45,752	2009
	11.198163	6.264402	-44.06%	63,782	2008
	10.013719	11.198163	11.83%	41,417	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.114551	8.162098	33.49%	27,596	2009
	10.750211	6.114551	-43.12%	38,809	2008
	10.000000	10.750211	7.50%	22,814	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.188978	8.662604	20.50%	10,354	2009
	10.458723	7.188978	-31.26%	13,194	2008
	10.017003	10.458723	4.41%	8,755	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.387583	8.149602	27.59%	0	2009
	10.000000	6.387583	-36.12%	167,983	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.721486	9.172614	-5.65%	156,669	2009
	10.000000	9.721486	-2.79%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.604314	8.180265	-4.93%	277,505	2009
	10.769309	8.604314	-20.10%	451,744	2008
	10.551892	10.769309	2.06%	611,128	2007
	10.065326	10.551892	4.83%	439,432	2006
	10.000000	10.065326	0.65%	0	2005*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.631567	10.015185	16.03%	0	2009
	13.430873	8.631567	-35.73%	0	2008
	13.680651	13.430873	-1.83%	0	2007
	11.891626	13.680651	15.04%	0	2006
	11.567145	11.891626	2.81%	0	2005
	10.419354	11.567145	11.02%	0	2004
	8.198299	10.419354	27.09%	0	2003
	10.000000	8.198299	-18.02%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	6.901971	9.123244	32.18%	0	2009
	12.012868	6.901971	-42.55%	0	2008
	10.102629	12.012868	18.91%	0	2007
	10.630709	10.102629	-4.97%	0	2006
	10.589935	10.630709	0.39%	0	2005
	9.737818	10.589935	8.75%	0	2004
	7.933171	9.737818	22.75%	0	2003
	10.000000	7.933171	-20.67%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	9.891210	11.648005	17.76%	0	2009
	13.749207	9.891210	-28.06%	0	2008
	14.753572	13.749207	-6.81%	0	2007
	12.654978	14.753572	16.58%	0	2006
	12.262457	12.654978	3.20%	0	2005
	10.916169	12.262457	12.33%	0	2004
	8.615479	10.916169	26.70%	0	2003
	10.000000	8.615479	-13.85%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	9.991126	13.297368	33.09%	0	2009
	17.744262	9.991126	-43.69%	0	2008
	15.398430	17.744262	15.23%	0	2007
	14.064950	15.398430	9.48%	0	2006
	12.268856	14.064950	14.64%	0	2005
	10.844805	12.268856	13.13%	0	2004
	8.611209	10.844805	25.94%	0	2003
	10.000000	8.611209	-13.89%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	7.787172	9.941928	27.67%	0	2009
	13.861107	7.787172	-43.82%	0	2008
	13.932265	13.861107	-0.51%	0	2007
	11.827346	13.932265	17.80%	0	2006
	11.397934	11.827346	3.77%	0	2005
	10.435074	11.397934	9.23%	0	2004
	8.162769	10.435074	27.84%	0	2003
	10.000000	8.162769	-18.37%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	6.849263	8.612087	25.74%	0	2009
	13.231175	6.849263	-48.23%	0	2008
	10.633544	13.231175	24.43%	0	2007
	10.153974	10.633544	4.72%	0	2006
	9.793476	10.153974	3.68%	0	2005
	9.665457	9.793476	1.32%	0	2004
	7.424594	9.665457	30.18%	0	2003
	10.000000	7.424594	-25.75%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.847017	11.262471	43.53%	0	2009
	11.108022	7.847017	-29.36%	0	2008
	10.959740	11.108022	1.35%	0	2007
	10.085460	10.959740	8.67%	0	2006
	10.000000	10.085460	0.85%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.537009	12.649438	0.90%	0	2009
	11.845089	12.537009	5.84%	0	2008
	11.252150	11.845089	5.27%	0	2007
	11.081257	11.252150	1.54%	0	2006
	10.930534	11.081257	1.38%	0	2005
	10.773123	10.930534	1.46%	0	2004
	10.737945	10.773123	0.33%	0	2003
	10.000000	10.737945	7.38%	0	2002*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.760544	10.962750	25.14%	0	2009
	14.128405	8.760544	-37.99%	0	2008
	13.571714	14.128405	4.10%	0	2007
	11.813983	13.571714	14.88%	0	2006
	11.137886	11.813983	6.07%	0	2005
	10.000000	11.137886	11.38%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.434662	11.199984	7.33%	0	2009
	11.319543	10.434662	-7.82%	0	2008
	10.929084	11.319543	3.57%	0	2007
	10.480500	10.929084	4.28%	0	2006
	10.317180	10.480500	1.58%	0	2005
	10.000000	10.317180	3.17%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.536067	11.184456	17.29%	0	2009
	12.665626	9.536067	-24.71%	0	2008
	12.196734	12.665626	3.84%	0	2007
	11.138644	12.196734	9.50%	0	2006
	10.745403	11.138644	3.66%	0	2005
	10.000000	10.745403	7.45%	0	2004

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.133959	11.152220	22.10%	0	2009
	13.550302	9.133959	-32.59%	0	2008
	12.992901	13.550302	4.29%	0	2007
	11.542947	12.992901	12.56%	0	2006
	10.963431	11.542947	5.29%	0	2005
	10.000000	10.963431	9.63%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	10.011330	11.275297	12.63%	0	2009
	11.991565	10.011330	-16.51%	0	2008
	11.534974	11.991565	3.96%	0	2007
	10.830692	11.534974	6.50%	0	2006
	10.533076	10.830692	2.83%	0	2005
	10.000000	10.533076	5.33%	0	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.990331	-0.10%	147,695	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.266347	22.66%	0	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.418995	8.049387	25.40%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	8.978435	11.143717	24.12%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.386313	12.424956	32.37%	0	2009
	15.449916	9.386313	-39.25%	0	2008
	15.401575	15.449916	0.31%	0	2007
	13.987551	15.401575	10.11%	0	2006
	12.675950	13.987551	10.35%	0	2005
	10.836272	12.675950	16.98%	0	2004
	7.822737	10.836272	38.52%	0	2003
	10.000000	7.822737	-21.77%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	7.855133	9.736946	23.96%	0	2009
	13.677372	7.855133	-42.57%	0	2008
	12.864755	13.677372	6.32%	0	2007
	11.514838	12.864755	11.72%	0	2006
	10.916814	11.514838	5.48%	0	2005
	10.116225	10.916814	7.91%	0	2004
	8.076692	10.116225	25.25%	0	2003
	10.000000	8.076692	-19.23%	0	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.326904	6.002573	-5.13%	24	2009
	10.945784	6.326904	-42.20%	212,797	2008
	15.279864	10.945784	-28.36%	7,797	2007
	13.979180	15.279864	9.30%	71,469	2006
	14.632010	13.979180	-4.46%	70,857	2005
	12.979875	14.632010	12.73%	117,821	2004
	10.028014	12.979875	29.44%	98,949	2003
	10.287094	10.028014	-2.52%	0	2002
	10.000000	10.287094	2.87%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	12.673921	19.357778	52.74%	77,358	2009
	23.626148	12.673921	-46.36%	20	2008
	17.951702	23.626148	31.61%	90,020	2007
	14.939665	17.951702	20.16%	109,157	2006
	14.614794	14.939665	2.22%	79,121	2005
	12.310445	14.614794	18.72%	218,830	2004
	9.531117	12.310445	29.16%	25,578	2003
	11.118497	9.531117	-14.28%	0	2002
	10.000000	11.118497	11.18%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Biotechnology Fund - Q/NQ	7.808342	9.078669	16.27%	0	2009
	9.008436	7.808342	-13.32%	219,378	2008
	8.782939	9.008436	2.57%	0	2007
	9.246319	8.782939	-5.01%	0	2006
	8.503391	9.246319	8.74%	140,720	2005
	8.560772	8.503391	-0.67%	0	2004
	6.131012	8.560772	39.63%	53,858	2003
	11.419376	6.131012	-46.31%	0	2002
	10.000000	11.419376	14.19%	0	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.591801	5.033012	9.61%	30,830	2009
	9.168615	4.591801	-49.92%	41,944	2008
	7.123331	9.168615	28.71%	106,311	2007
	8.827861	7.123331	-19.31%	85,614	2006
	10.000000	8.827861	-11.72%	96,715	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.105083	14.167026	17.03%	54,546	2009
	16.082602	12.105083	-24.73%	122,888	2008
	14.737767	16.082602	9.13%	122,242	2007
	12.773643	14.737767	15.38%	84,698	2006
	13.052214	12.773643	-2.13%	91,285	2005
	11.724802	13.052214	11.32%	129,721	2004
	9.793045	11.724802	19.73%	32,022	2003
	10.340455	9.793045	-5.29%	0	2002
	10.000000	10.340455	3.40%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.202523	6.996044	34.47%	0	2009
	13.831884	5.202523	-62.39%	2,094	2008
	13.018438	13.831884	6.25%	0	2007
	10.149649	13.018438	28.26%	0	2006
	10.738791	10.149649	-5.49%	0	2005
	10.000000	10.738791	7.39%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	4.434806	7.487780	68.84%	120,222	2009
	9.048083	4.434806	-50.99%	4,928	2008
	9.446033	9.048083	-4.21%	9,433	2007
	9.380722	9.446033	0.70%	11,685	2006
	9.191433	9.380722	2.06%	71,913	2005
	11.990765	9.191433	-23.35%	457	2004
	7.186301	11.990765	66.86%	14,500	2003
	14.124180	7.186301	-49.12%	0	2002
	10.000000	14.124180	41.24%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Fund - Q/NQ	14.277805	19.428599	36.08%	33,073	2009
	26.929811	14.277805	-46.98%	56	2008
	20.577221	26.929811	30.87%	82,765	2007
	18.711128	20.577221	9.97%	84,504	2006
	13.745445	18.711128	36.13%	143,579	2005
	10.576771	13.745445	29.96%	228,711	2004
	8.751101	10.576771	20.86%	99,077	2003
	10.298184	8.751101	-15.02%	0	2002
	10.000000	10.298184	2.98%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	13.646126	21.776063	59.58%	39,606	2009
	32.761316	13.646126	-58.35%	725	2008
	24.324151	32.761316	34.69%	57,075	2007
	22.307041	24.324151	9.04%	2,373	2006
	15.308761	22.307041	45.71%	89,810	2005
	11.650465	15.308761	31.40%	4,188	2004
	10.937823	11.650465	6.52%	0	2003
	12.661711	10.937823	-13.61%	0	2002
	10.000000	12.661711	26.62%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.166270	10.883700	33.28%	39,419	2009
	18.414311	8.166270	-55.65%	0	2008
	16.578651	18.414311	11.07%	33,644	2007
	13.028402	16.578651	27.25%	52,297	2006
	12.467433	13.028402	4.50%	39,004	2005
	10.924671	12.467433	14.12%	73,546	2004
	7.771295	10.924671	40.58%	44,938	2003
	11.040497	7.771295	-29.61%	0	2002
	10.000000	11.040497	10.40%	0	2001*

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.032373	7.093240	17.59%	121,168	2009
	11.818136	6.032373	-48.96%	128	2008
	14.815625	11.818136	-20.23%	30,047	2007
	12.917513	14.815625	14.69%	181,848	2006
	12.717267	12.917513	1.57%	175,937	2005
	11.051949	12.717267	15.07%	269,972	2004
	8.724984	11.051949	26.67%	47,967	2003
	10.459891	8.724984	-16.59%	0	2002
	10.000000	10.459891	4.60%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	17.962441	12.081707	-32.74%	29,696	2009
	12.623781	17.962441	42.29%	86,623	2008
	11.709678	12.623781	7.81%	118,150	2007
	12.305342	11.709678	-4.84%	192,960	2006
	11.630051	12.305342	5.81%	63,645	2005
	10.923592	11.630051	6.47%	45,992	2004
	11.238629	10.923592	-2.80%	23,696	2003
	9.645653	11.238629	16.51%	0	2002
	10.000000	9.645653	-3.54%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	8.726307	10.686821	22.47%	69,890	2009
	11.820268	8.726307	-26.18%	149,904	2008
	11.348245	11.820268	4.16%	110,592	2007
	10.988105	11.348245	3.28%	112,643	2006
	10.107378	10.988105	8.71%	231,746	2005
	9.684614	10.107378	4.37%	155,680	2004
	7.595648	9.684614	27.50%	86,959	2003
	9.824590	7.595648	-22.69%	0	2002
	10.000000	9.824590	-1.75%	0	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	8.782235	14.310915	62.95%	122,314	2009
	16.216111	8.782235	-45.84%	1,324	2008
	14.953063	16.216111	8.45%	99,006	2007
	13.872861	14.953063	7.79%	0	2006
	14.316244	13.872861	-3.10%	89,662	2005
	12.575132	14.316244	13.85%	238,745	2004
	7.785416	12.575132	61.52%	67,312	2003
	13.985596	7.785416	-44.33%	0	2002
	10.000000	13.985596	39.86%	0	2001*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.489491	5.160296	-45.62%	0	2009
	6.004981	9.489491	58.03%	0	2008
	6.716255	6.004981	-10.59%	0	2007
	8.737636	6.716255	-23.13%	0	2006
	8.750543	8.737636	-0.15%	0	2005
	10.000000	8.750543	-12.49%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.478076	6.426981	17.32%	0	2009
	7.989370	5.478076	-31.43%	0	2008
	8.516841	7.989370	-6.19%	0	2007
	8.018165	8.516841	6.22%	0	2006
	8.611783	8.018165	-6.89%	0	2005
	9.811675	8.611783	-12.23%	0	2004
	10.000000	9.811675	-1.88%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.438177	6.001573	-36.41%	0	2009
	7.146365	9.438177	32.07%	36,717	2008
	7.421661	7.146365	-3.71%	0	2007
	7.853988	7.421661	-5.50%	0	2006
	8.703778	7.853988	-9.76%	0	2005
	10.000000	8.703778	-12.96%	0	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	5.915231	3.482401	-41.13%	0	2009
	4.067227	5.915231	45.44%	0	2008
	4.666558	4.067227	-12.84%	0	2007
	4.816989	4.666558	-3.12%	0	2006
	4.841040	4.816989	-0.50%	0	2005
	5.588483	4.841040	-13.37%	0	2004
	9.082071	5.588483	-38.47%	0	2003
	6.906174	9.082071	31.51%	0	2002
	10.000000	6.906174	-30.94%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.845689	5.835203	-34.03%	0	2009
	7.220235	8.845689	22.51%	0	2008
	6.975070	7.220235	3.51%	0	2007
	8.062902	6.975070	-13.49%	0	2006
	8.464556	8.062902	-4.75%	0	2005
	10.000000	8.464556	-15.35%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.607834	6.127177	-28.82%	0	2009
	6.291710	8.607834	36.81%	0	2008
	6.351769	6.291710	-0.95%	0	2007
	6.989032	6.351769	-9.12%	0	2006
	7.168465	6.989032	-2.50%	0	2005
	8.125642	7.168465	-11.78%	1,312	2004
	10.831927	8.125642	-24.98%	1,046	2003
	9.063166	10.831927	19.52%	0	2002
	10.000000	9.063166	-9.37%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.269989	8.833730	21.51%	1,589	2009
	11.040092	7.269989	-34.15%	1,827	2008
	12.659656	11.040092	-12.79%	16,818	2007
	12.255089	12.659656	3.30%	22,074	2006
	10.363986	12.255089	18.25%	44,044	2005
	9.560906	10.363986	8.40%	0	2004
	7.070989	9.560906	35.21%	0	2003
	8.588351	7.070989	-17.67%	0	2002
	10.000000	8.588351	-14.12%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.561495	11.500810	34.33%	73,437	2009
	17.118361	8.561495	-49.99%	16	2008
	17.878693	17.118361	-4.25%	73,304	2007
	14.737552	17.878693	21.31%	112,500	2006
	15.767050	14.737552	-6.53%	78,778	2005
	12.956075	15.767050	21.70%	170,249	2004
	9.775786	12.956075	32.53%	76,090	2003
	11.673030	9.775786	-16.25%	0	2002
	10.000000	11.673030	16.73%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.034283	13.526774	49.73%	0	2009
	20.360638	9.034283	-55.63%	1,266	2008
	20.005930	20.360638	1.77%	890	2007
	18.432643	20.005930	8.54%	0	2006
	16.446056	18.432643	12.08%	74,467	2005
	13.704252	16.446056	20.01%	40,663	2004
	9.150320	13.704252	49.77%	30,146	2003
	12.325921	9.150320	-25.76%	0	2002
	10.000000	12.325921	23.26%	0	2001*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.352009	7.173174	114.00%	4,426	2009
	12.452150	3.352009	-73.08%	6,135	2008
	9.886736	12.452150	25.95%	0	2007
	9.595833	9.886736	3.03%	0	2006
	10.071560	9.595833	-4.72%	0	2005
	8.975613	10.071560	12.21%	0	2004
	4.598796	8.975613	95.17%	0	2003
	15.330438	4.598796	-70.00%	0	2002
	10.000000	15.330438	53.30%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.479153	12.662923	49.34%	18,117	2009
	14.858069	8.479153	-42.93%	11	2008
	12.836269	14.858069	15.75%	12	2007
	12.351245	12.836269	3.93%	0	2006
	12.432335	12.351245	-0.65%	0	2005
	11.572080	12.432335	7.43%	135,437	2004
	8.099414	11.572080	42.88%	0	2003
	13.482110	8.099414	-39.92%	0	2002
	10.000000	13.482110	34.82%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	5.814842	7.741598	33.14%	71,843	2009
	13.001060	5.814842	-55.27%	86,481	2008
	13.086601	13.001060	-0.65%	150,387	2007
	11.166698	13.086601	17.19%	98,643	2006
	10.931519	11.166698	2.15%	145,767	2005
	9.706787	10.931519	12.62%	110,388	2004
	7.097805	9.706787	36.76%	493	2003
	11.240070	7.097805	-36.85%	0	2002
	10.000000	11.240070	12.40%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	15.816600	23.191264	46.63%	53,053	2009
	26.204861	15.816600	-39.64%	69,039	2008
	22.311775	26.204861	17.45%	61,330	2007
	18.700697	22.311775	19.31%	2,585	2006
	15.744375	18.700697	18.78%	103,788	2005
	18.680432	15.744375	-15.72%	93,450	2004
	13.493695	18.680432	38.44%	35,445	2003
	9.433467	13.493695	43.04%	0	2002
	10.000000	9.433467	-5.67%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.193408	12.545252	23.07%	70,363	2009
	17.778988	10.193408	-42.67%	1,555	2008
	22.375616	17.778988	-20.54%	15,473	2007
	17.420400	22.375616	28.44%	110,740	2006
	16.546981	17.420400	5.28%	70,901	2005
	13.000718	16.546981	27.28%	0	2004
	10.154307	13.000718	28.03%	0	2003
	10.452035	10.154307	-2.85%	0	2002
	10.000000	10.452035	4.52%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	8.261254	11.706342	41.70%	63,436	2009
	12.540419	8.261254	-34.12%	142,431	2008
	14.605569	12.540419	-14.14%	8,040	2007
	13.504282	14.605569	8.16%	125,645	2006
	13.030158	13.504282	3.64%	94,892	2005
	12.050012	13.030158	8.13%	140,454	2004
	9.066699	12.050012	32.90%	42,225	2003
	11.818011	9.066699	-23.28%	0	2002
	10.000000	11.818011	18.18%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.483025	11.110878	30.98%	4,138	2009
	17.754514	8.483025	-52.22%	1,337	2008
	19.378502	17.754514	-8.38%	2,212	2007
	16.320098	19.378502	18.74%	3,600	2006
	15.983965	16.320098	2.10%	0	2005
	12.994059	15.983965	23.01%	0	2004
	8.050364	12.994059	61.41%	31,865	2003
	12.693684	8.050364	-36.58%	0	2002
	10.000000	12.693684	26.94%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.142293	5.957173	43.81%	0	2009
	13.169984	4.142293	-68.55%	0	2008
	13.324189	13.169984	-1.16%	0	2007
	10.962738	13.324189	21.54%	0	2006
	10.792157	10.962738	1.58%	0	2005
	9.396405	10.792157	14.85%	0	2004
	6.172242	9.396405	52.24%	0	2003
	11.635529	6.172242	-46.95%	0	2002
	10.000000	11.635529	16.36%	0	2001*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.502965	9.407264	44.66%	81,039	2009
	10.999739	6.502965	-40.88%	17,851	2008
	10.672462	10.999739	3.07%	514	2007
	10.305183	10.672462	3.56%	4,342	2006
	10.305342	10.305183	0.00%	0	2005
	10.000000	10.305342	3.05%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.170774	9.170283	48.61%	79,021	2009
	12.232972	6.170774	-49.56%	16,471	2008
	13.158313	12.232972	-7.03%	203	2007
	11.381746	13.158313	15.61%	119,062	2006
	11.118065	11.381746	2.37%	0	2005
	10.000000	11.118065	11.18%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	7.955958	12.257987	54.07%	113,585	2009
	12.681965	7.955958	-37.27%	2,831	2008
	11.902991	12.681965	6.54%	608	2007
	11.747093	11.902991	1.33%	184	2006
	10.726039	11.747093	9.52%	0	2005
	10.000000	10.726039	7.26%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.216997	11.008494	52.54%	73,522	2009
	13.031602	7.216997	-44.62%	224	2008
	13.940670	13.031602	-6.52%	0	2007
	12.118842	13.940670	15.03%	34,027	2006
	11.386502	12.118842	6.43%	0	2005
	10.000000	11.386502	13.87%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	8.006508	10.538622	31.63%	850	2009
	12.407568	8.006508	-35.47%	14,627	2008
	12.643505	12.407568	-1.87%	488	2007
	11.944695	12.643505	5.85%	1,155	2006
	11.447181	11.944695	4.35%	0	2005
	10.000000	11.447181	14.47%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.042947	9.634133	59.43%	1,125	2009
	10.886145	6.042947	-44.49%	18,315	2008
	13.914010	10.886145	-21.76%	0	2007
	11.879516	13.914010	17.13%	6,019	2006
	11.666318	11.879516	1.83%	0	2005
	10.000000	11.666318	16.66%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.189717	6.771967	-17.31%	0	2009
	7.896325	8.189717	3.72%	58,348	2008
	9.019999	7.896325	-12.46%	0	2007
	10.271779	9.019999	-12.19%	0	2006
	10.000000	10.271779	2.72%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	7.695094	11.764334	52.88%	74,128	2009
	14.348143	7.695094	-46.37%	119	2008
	13.231652	14.348143	8.44%	85,349	2007
	12.717563	13.231652	4.04%	27,561	2006
	12.552857	12.717563	1.31%	71,890	2005
	12.631212	12.552857	-0.62%	30,185	2004
	7.968822	12.631212	58.51%	82,322	2003
	13.320929	7.968822	-40.18%	0	2002
	10.000000	13.320929	33.21%	0	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	5.940509	7.510676	26.43%	26	2009
	11.061558	5.940509	-46.30%	26	2008
	10.308665	11.061558	7.30%	124,067	2007
	8.778790	10.308665	17.43%	172,701	2006
	8.831977	8.778790	-0.60%	194,071	2005
	7.977752	8.831977	10.71%	324,127	2004
	6.074027	7.977752	31.34%	39,963	2003
	10.233282	6.074027	-40.64%	0	2002
	10.000000	10.233282	2.33%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	11.064179	12.760401	15.33%	90	2009
	15.067427	11.064179	-26.57%	133,325	2008
	16.808670	15.067427	-10.36%	25,101	2007
	15.930913	16.808670	5.51%	87,845	2006
	14.945964	15.930913	6.59%	124,743	2005
	12.368651	14.945964	20.84%	233,221	2004
	10.446188	12.368651	18.40%	28,174	2003
	12.038774	10.446188	-13.23%	0	2002
	10.000000	12.038774	20.39%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	8.658931	9.681140	11.81%	75	2009
	12.514440	8.658931	-30.81%	217,248	2008
	11.286534	12.514440	10.88%	129,933	2007
	9.496153	11.286534	18.85%	158,619	2006
	8.741323	9.496153	8.64%	116,491	2005
	7.583983	8.741323	15.26%	9,731	2004
	6.155516	7.583983	23.21%	73,289	2003
	9.327176	6.155516	-34.00%	0	2002
	10.000000	9.327176	-6.73%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.137050	11.664954	4.74%	0	2009
	12.916074	11.137050	-13.77%	0	2008
	11.130624	12.916074	16.04%	0	2007
	9.705779	11.130624	14.68%	0	2006
	10.000000	9.705779	-2.94%	0	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.140225	11.431359	25.07%	21,290	2009
	15.698090	9.140225	-41.77%	14,128	2008
	13.018100	15.698090	20.59%	4,088	2007
	11.894986	13.018100	9.44%	2,065	2006
	10.646498	11.894986	11.73%	0	2005
	9.787430	10.646498	8.78%	0	2004
	7.668746	9.787430	27.63%	0	2003
	10.000000	7.668746	-23.31%	0	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.870577	9.780588	-0.91%	0	2009
	10.000000	9.870577	-1.29%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.257781	8.571093	36.97%	65,270	2009
	11.192045	6.257781	-44.09%	73,536	2008
	10.013370	11.192045	11.77%	22,091	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.109353	8.151010	33.42%	41,888	2009
	10.746557	6.109353	-43.15%	47,057	2008
	10.000000	10.746557	7.47%	13,950	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.181403	8.649077	20.44%	15,480	2009
	10.453026	7.181403	-31.30%	16,379	2008
	10.016651	10.453026	4.36%	5,635	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.385411	8.142678	27.52%	0	2009
	10.000000	6.385411	-36.15%	82,787	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.721228	9.167702	-5.69%	17,553	2009
	10.000000	9.721228	-2.79%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.590803	8.163262	-4.98%	30,209	2009
	10.757879	8.590803	-20.14%	28,840	2008
	10.546083	10.757879	2.01%	49,566	2007
	10.064892	10.546083	4.78%	38,507	2006
	10.000000	10.064892	0.65%	0	2005*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.573140	9.937279	15.91%	0	2009
	13.353591	8.573140	-35.80%	0	2008
	13.615870	13.353591	-1.93%	0	2007
	11.847334	13.615870	14.93%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	6.855240	9.052259	32.05%	0	2009
	11.943721	6.855240	-42.60%	0	2008
	10.054767	11.943721	18.79%	0	2007
	10.591091	10.054767	-5.06%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	9.824239	11.557378	17.64%	0	2009
	13.670064	9.824239	-28.13%	0	2008
	14.683686	13.670064	-6.90%	0	2007
	12.607820	14.683686	16.46%	0	2006

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	9.923500	13.193911	32.96%	0	2009
	17.642165	9.923500	-43.75%	0	2008
	15.325498	17.642165	15.12%	0	2007
	14.012547	15.325498	9.37%	0	2006

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	7.734436	9.864558	27.54%	0	2009
	13.781322	7.734436	-43.88%	0	2008
	13.866278	13.781322	-0.61%	0	2007
	11.783277	13.866278	17.68%	0	2006

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	6.802876	8.545048	25.61%	0	2009
	13.155003	6.802876	-48.29%	0	2008
	10.583157	13.155003	24.30%	0	2007
	10.116142	10.583157	4.62%	0	2006

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.821141	11.213934	43.38%	0	2009
	11.082688	7.821141	-29.43%	0	2008
	10.945938	11.082688	1.25%	0	2007
	10.082986	10.945938	8.56%	0	2006

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.452218	12.551093	0.79%	0	2009
	11.776946	12.452218	5.73%	0	2008
	11.198879	11.776946	5.16%	0	2007
	11.039977	11.198879	1.44%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.719029	10.899701	25.01%	0	2009
	14.075816	8.719029	-38.06%	0	2008
	13.535055	14.075816	4.00%	0	2007
	11.794041	13.535055	14.76%	0	2006

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.385248	11.135610	7.23%	0	2009
	11.277422	10.385248	-7.91%	0	2008
	10.899572	11.277422	3.47%	0	2007
	10.462824	10.899572	4.17%	0	2006

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.490884	11.120136	17.17%	0	2009
	12.618488	9.490884	-24.79%	0	2008
	12.163785	12.618488	3.74%	0	2007
	11.119840	12.163785	9.39%	0	2006

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.090693	11.088098	21.97%	0	2009
	13.499875	9.090693	-32.66%	0	2008
	12.957808	13.499875	4.18%	0	2007
	11.523476	12.957808	12.45%	0	2006

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	9.963921	11.210482	12.51%	0	2009
	11.946953	9.963921	-16.60%	0	2008
	11.503824	11.946953	3.85%	0	2007
	10.812424	11.503824	6.39%	0	2006

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.989773	-0.10%	0	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.257769	22.58%	0	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.375519	7.986729	25.27%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	8.917618	11.056950	23.99%	0	2009

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.322720	12.328220	32.24%	0	2009
	15.360923	9.322720	-39.31%	0	2008
	15.328559	15.360923	0.21%	0	2007
	13.935397	15.328559	10.00%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class III - Q/NQ	7.801962	9.661191	23.83%	0	2009
	13.598679	7.801962	-42.63%	0	2008
	12.803839	13.598679	6.21%	0	2007
	11.471945	12.803839	11.61%	0	2006

Rydex Variable Trust - Banking Fund - Q/NQ	6.280354	5.952325	-5.22%	0	2009
	10.876402	6.280354	-42.26%	0	2008
	15.198586	10.876402	-28.44%	0	2007
	13.918951	15.198586	9.19%	0	2006

Rydex Variable Trust - Basic Materials Fund - Q/NQ	12.580697	19.195821	52.58%	0	2009
	23.476339	12.580697	-46.41%	0	2008
	17.856140	23.476339	31.47%	0	2007
	14.875240	17.856140	20.04%	0	2006

Rydex Variable Trust - Biotechnology Fund - Q/NQ	7.750911	9.002716	16.15%	0	2009
	8.951296	7.750911	-13.41%	0	2008
	8.736173	8.951296	2.46%	0	2007
	9.206437	8.736173	-5.11%	0	2006

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.576641	5.011289	9.50%	1,048	2009
	9.147681	4.576641	-49.97%	375	2008
	7.114342	9.147681	28.58%	1,481	2007
	8.825690	7.114342	-19.39%	1,239	2006

Rydex Variable Trust - Consumer Products Fund - Q/NQ	12.016109	14.048592	16.91%	0	2009
	15.980674	12.016109	-24.81%	0	2008
	14.659359	15.980674	9.01%	0	2007
	12.718580	14.659359	15.26%	0	2006

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.177862	6.955790	34.34%	0	2009
	13.780422	5.177862	-62.43%	0	2008
	12.983286	13.780422	6.14%	0	2007
	10.132516	12.983286	28.13%	0	2006

Rydex Variable Trust - Electronics Fund - Q/NQ	4.402172	7.425121	68.67%	0	2009
	8.990694	4.402172	-51.04%	0	2008
	9.395742	8.990694	-4.31%	0	2007
	9.340263	9.395742	0.59%	0	2006

Rydex Variable Trust - Energy Fund - Q/NQ	14.172784	19.266066	35.94%	0	2009
	26.759035	14.172784	-47.04%	0	2008
	20.467683	26.759035	30.74%	0	2007
	18.630430	20.467683	9.86%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Services Fund - Q/NQ	13.545779	21.593929	59.41%	0	2009
	32.553660	13.545779	-58.39%	0	2008
	24.194739	32.553660	34.55%	0	2007
	22.210902	24.194739	8.93%	0	2006

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.106215	10.792654	33.14%	0	2009
	18.297587	8.106215	-55.70%	0	2008
	16.490439	18.297587	10.96%	0	2007
	12.972239	16.490439	27.12%	0	2006

Rydex Variable Trust - Financial Services Fund - Q/NQ	5.987987	7.033851	17.47%	0	2009
	11.743205	5.987987	-49.01%	0	2008
	14.736792	11.743205	-20.31%	0	2007
	12.861824	14.736792	14.58%	0	2006

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	17.830380	11.980672	-32.81%	0	2009
	12.543738	17.830380	42.15%	0	2008
	11.647347	12.543738	7.70%	0	2007
	12.252276	11.647347	-4.94%	693	2006

Rydex Variable Trust - Health Care Fund - Q/NQ	8.662144	10.597437	22.34%	0	2009
	11.745329	8.662144	-26.25%	0	2008
	11.287857	11.745329	4.05%	0	2007
	10.940726	11.287857	3.17%	0	2006

Rydex Variable Trust - Internet Fund - Q/NQ	8.717632	14.191195	62.79%	0	2009
	16.113280	8.717632	-45.90%	0	2008
	14.873478	16.113280	8.34%	0	2007
	13.813049	14.873478	7.68%	0	2006

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.444550	5.130624	-45.68%	0	2009
	5.982632	9.444550	57.87%	0	2008
	6.698109	5.982632	-10.68%	0	2007
	8.722891	6.698109	-23.21%	0	2006

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.446524	6.383462	17.20%	0	2009
	7.951463	5.446524	-31.50%	0	2008
	8.485121	7.951463	-6.29%	0	2007
	7.996423	8.485121	6.11%	0	2006

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.393507	5.967084	-36.48%	0	2009
	7.119774	9.393507	31.94%	0	2008
	7.401616	7.119774	-3.81%	0	2007
	7.840728	7.401616	-5.60%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	5.871710	3.453258	-41.19%	0	2009
	4.041410	5.871710	45.29%	0	2008
	4.641693	4.041410	-12.93%	0	2007
	4.796192	4.641693	-3.22%	0	2006

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.803807	5.801662	-34.10%	0	2009
	7.193365	8.803807	22.39%	0	2008
	6.956223	7.193365	3.41%	0	2007
	8.049285	6.956223	-13.58%	0	2006

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.544546	6.075929	-28.89%	0	2009
	6.251809	8.544546	36.67%	0	2008
	6.317955	6.251809	-1.05%	0	2007
	6.958879	6.317955	-9.21%	0	2006

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.216535	8.759840	21.39%	0	2009
	10.970107	7.216535	-34.22%	0	2008
	12.592290	10.970107	-12.88%	0	2007
	12.202267	12.592290	3.20%	0	2006

Rydex Variable Trust - Leisure Fund - Q/NQ	8.498512	11.404567	34.19%	0	2009
	17.009804	8.498512	-50.04%	0	2008
	17.783516	17.009804	-4.35%	0	2007
	14.673996	17.783516	21.19%	0	2006

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	8.967825	13.413606	49.57%	0	2009
	20.231547	8.967825	-55.67%	0	2008
	19.899451	20.231547	1.67%	0	2007
	18.353170	19.899451	8.43%	0	2006

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.327321	7.113112	113.78%	0	2009
	12.373141	3.327321	-73.11%	0	2008
	9.834071	12.373141	25.82%	0	2007
	9.554423	9.834071	2.93%	0	2006

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.416800	12.557023	49.19%	0	2009
	14.763870	8.416800	-42.99%	0	2008
	12.767941	14.763870	15.63%	0	2007
	12.297984	12.767941	3.82%	0	2006

Rydex Variable Trust - Nova Fund - Q/NQ	5.772064	7.676823	33.00%	0	2009
	12.918631	5.772064	-55.32%	0	2008
	13.016950	12.918631	-0.76%	0	2007
	11.118547	13.016950	17.07%	553	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Precious Metals Fund - Q/NQ	15.700251	22.997197	46.48%	0	2009
	26.038687	15.700251	-39.70%	0	2008
	22.193022	26.038687	17.33%	0	2007
	18.620050	22.193022	19.19%	0	2006

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.118426	12.440273	22.95%	211	2009
	17.666289	10.118426	-42.72%	216	2008
	22.256582	17.666289	-20.62%	1,200	2007
	17.345315	22.256582	28.31%	567	2006

Rydex Variable Trust - Retailing Fund - Q/NQ	8.200484	11.608412	41.56%	0	2009
	12.460887	8.200484	-34.19%	0	2008
	14.527816	12.460887	-14.23%	0	2007
	13.446043	14.527816	8.05%	0	2006

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.420608	11.017892	30.84%	0	2009
	17.641926	8.420608	-52.27%	0	2008
	19.275361	17.641926	-8.47%	0	2007
	16.249732	19.275361	18.62%	0	2006

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.111803	5.907288	43.67%	0	2009
	13.086446	4.111803	-68.58%	0	2008
	13.253241	13.086446	-1.26%	0	2007
	10.915439	13.253241	21.42%	0	2006

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.472155	9.353171	44.51%	0	2009
	10.958799	6.472155	-40.94%	0	2008
	10.643644	10.958799	2.96%	0	2007
	10.287797	10.643644	3.46%	42	2006

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.141534	9.117523	48.46%	0	2009
	12.187474	6.141534	-49.61%	0	2008
	13.122800	12.187474	-7.13%	0	2007
	11.362557	13.122800	15.49%	69	2006

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	7.918245	12.187477	53.92%	0	2009
	12.634753	7.918245	-37.33%	0	2008
	11.870826	12.634753	6.44%	0	2007
	11.727264	11.870826	1.22%	0	2006

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.182795	10.945162	52.38%	0	2009
	12.983102	7.182795	-44.68%	0	2008
	13.903020	12.983102	-6.62%	0	2007
	12.098394	13.903020	14.92%	65	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	7.968573	10.478020	31.49%	0	2009
	12.361395	7.968573	-35.54%	0	2008
	12.609362	12.361395	-1.97%	0	2007
	11.924551	12.609362	5.74%	36	2006

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.014310	9.578707	59.27%	0	2009
	10.845636	6.014310	-44.55%	0	2008
	13.876444	10.845636	-21.84%	0	2007
	11.859478	13.876444	17.01%	49	2006

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.162689	6.742756	-17.40%	0	2009
	7.878290	8.162689	3.61%	0	2008
	9.008623	7.878290	-12.55%	0	2007
	10.269257	9.008623	-12.28%	0	2006

Rydex Variable Trust - Technology Fund - Q/NQ	7.638514	11.665960	52.73%	0	2009
	14.257198	7.638514	-46.42%	0	2008
	13.161247	14.257198	8.33%	0	2007
	12.662746	13.161247	3.94%	0	2006

Rydex Variable Trust - Telecommunications Fund - Q/NQ	5.896810	7.447845	26.30%	0	2009
	10.991398	5.896810	-46.35%	0	2008
	10.253786	10.991398	7.19%	0	2007
	8.740929	10.253786	17.31%	0	2006

Rydex Variable Trust - Transportation Fund - Q/NQ	10.982824	12.653666	15.21%	0	2009
	14.971913	10.982824	-26.64%	0	2008
	16.719231	14.971913	-10.45%	0	2007
	15.862257	16.719231	5.40%	0	2006

Rydex Variable Trust - Utilities Fund - Q/NQ	8.595270	9.600189	11.69%	0	2009
	12.435107	8.595270	-30.88%	0	2008
	11.226464	12.435107	10.77%	0	2007
	9.455195	11.226464	18.73%	0	2006

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.100313	11.614628	4.63%	0	2009
	12.886589	11.100313	-13.86%	0	2008
	11.116596	12.886589	15.92%	0	2007
	9.703393	11.116596	14.56%	0	2006

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.078338	11.342408	24.94%	213	2009
	15.607742	9.078338	-41.83%	266	2008
	12.956414	15.607742	20.46%	393	2007
	11.850665	12.956414	9.33%	70	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.870053	9.770112	-1.01%	0	2009
	10.000000	9.870053	-1.30%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.244568	8.544298	36.83%	0	2009
	11.179816	6.244568	-44.14%	0	2008
	10.012673	11.179816	11.66%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.098960	8.128865	33.28%	0	2009
	10.739246	6.098960	-43.21%	0	2008
	10.000000	10.739246	7.39%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.166236	8.622026	20.31%	0	2009
	10.441595	7.166236	-31.37%	0	2008
	10.015953	10.441595	4.25%	0	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.381056	8.128844	27.39%	0	2009
	10.000000	6.381056	-36.19%	0	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.720715	9.157891	-5.79%	274	2009
	10.000000	9.720715	-2.79%	0	2008*

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.563838	8.129345	-5.07%	538	2009
	10.735047	8.563838	-20.23%	575	2008
	10.534481	10.735047	1.90%	3,306	2007
	10.064023	10.534481	4.67%	3,220	2006

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.544057	9.898513	15.85%	0	2009
	13.315076	8.544057	-35.83%	0	2008
	13.583558	13.315076	-1.98%	0	2007
	11.825223	13.583558	14.87%	0	2006
	11.520076	11.825223	2.65%	0	2005
	10.392819	11.520076	10.85%	0	2004
	8.189912	10.392819	26.90%	0	2003
	10.000000	8.818991	-18.10%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	6.831983	9.016953	31.98%	0	2009
	11.909277	6.831983	-42.63%	0	2008
	10.030911	11.909277	18.73%	0	2007
	10.571337	10.030911	-5.11%	0	2006
	10.546849	10.571337	0.23%	0	2005
	9.713024	10.546849	8.58%	0	2004
	7.925052	9.713024	22.56%	0	2003
	10.000000	7.925052	-20.75%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	9.790929	11.512321	17.58%	0	2009
	13.630664	9.790929	-28.17%	0	2008
	14.648863	13.630664	-6.95%	0	2007
	12.584313	14.648863	16.41%	0	2006
	12.212567	12.584313	3.04%	0	2005
	10.888380	12.212567	12.16%	0	2004
	8.606674	10.888380	26.51%	0	2003
	10.000000	8.606674	-13.93%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	9.889849	13.142470	32.89%	0	2009
	17.591330	9.889849	-43.78%	0	2008
	15.289161	17.591330	15.06%	0	2007
	13.986432	15.289161	9.31%	0	2006
	12.218951	13.986432	14.47%	0	2005
	10.817204	12.218951	12.96%	0	2004
	8.602402	10.817204	25.75%	0	2003
	10.000000	8.602402	-13.98%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	7.708199	9.826087	27.48%	0	2009
	13.741592	7.708199	-43.91%	0	2008
	13.833380	13.741592	-0.66%	0	2007
	11.761305	13.833380	17.62%	0	2006
	11.351574	11.761305	3.61%	0	2005
	10.408509	11.351574	9.06%	0	2004
	8.154425	10.408509	27.64%	0	2003
	10.000000	8.154425	-18.46%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	6.779779	8.511707	25.55%	0	2009
	13.117036	6.779779	-48.31%	0	2008
	10.558018	13.117036	24.24%	0	2007
	10.097238	10.558018	4.56%	0	2006
	9.753598	10.097238	3.52%	0	2005
	9.640821	9.753598	1.17%	0	2004
	7.416991	9.640821	29.98%	0	2003
	10.000000	7.416991	-25.83%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.808232	11.189720	43.31%	0	2009
	11.070044	7.808232	-29.47%	0	2008
	10.939050	11.070044	1.20%	0	2007
	10.081752	10.939050	8.50%	0	2006
	10.000000	10.081752	0.82%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.409963	12.502135	0.74%	0	2009
	11.742970	12.409963	5.68%	0	2008
	11.172291	11.742970	5.11%	0	2007
	11.019367	11.172291	1.39%	0	2006
	10.886061	11.019367	1.22%	0	2005
	10.745685	10.886061	1.31%	0	2004
	10.726978	10.745685	0.17%	0	2003
	10.000000	10.726978	7.27%	0	2002*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	10.360640	11.103556	7.17%	0	2009
	11.256440	10.360640	-7.96%	0	2008
	10.884863	11.256440	3.41%	0	2007
	10.453998	10.884863	4.12%	0	2006
	10.306771	10.453998	1.43%	0	2005
	10.000000	10.306771	3.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	9.940286	11.178196	12.45%	0	2009
	11.924698	9.940286	-16.64%	0	2008
	11.488281	11.924698	3.80%	0	2007
	10.803291	11.488281	6.34%	0	2006
	10.522431	10.803291	2.67%	0	2005
	10.000000	10.522431	5.22%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.069119	11.056151	21.91%	0	2009
	13.474726	9.069119	-32.70%	0	2008
	12.940298	13.474726	4.13%	0	2007
	11.513747	12.940298	12.39%	0	2006
	10.952375	11.513747	5.13%	0	2005
	10.000000	10.952375	9.52%	0	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	8.698348	10.868303	24.95%	0	2009
	14.049609	8.698348	-38.09%	0	2008
	13.516784	14.049609	3.94%	0	2007
	11.784110	13.516784	14.70%	0	2006
	11.126650	11.784110	5.91%	0	2005
	10.000000	11.126650	11.27%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	9.468396	11.088139	17.11%	0	2009
	12.594998	9.468396	-24.82%	0	2008
	12.147361	12.594998	3.69%	0	2007
	11.110458	12.147361	9.33%	0	2006
	10.734549	11.110458	3.50%	0	2005
	10.000000	10.734549	7.35%	0	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.989495	-0.11%	137,240	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.253482	22.53%	0	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.353879	7.955564	25.21%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	8.887378	11.013846	23.93%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.291106	12.280149	32.17%	0	2009
	15.316645	9.291106	-39.34%	0	2008
	15.292202	15.316645	0.16%	0	2007
	13.909403	15.292202	9.94%	0	2006
	12.624349	13.909403	10.18%	0	2005
	10.808666	12.624349	16.80%	0	2004
	7.814728	10.808666	38.31%	0	2003
	10.000000	7.814728	-21.85%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	7.775487	9.623504	23.77%	0	2009
	13.559460	7.775487	-42.66%	0	2008
	12.773453	13.559460	6.15%	0	2007
	11.450537	12.773453	11.55%	0	2006
	10.872405	11.450537	5.32%	0	2005
	10.090465	10.872405	7.75%	0	2004
	8.068424	10.090465	25.06%	0	2003
	10.000000	8.068424	-19.32%	0	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.257184	5.927352	-5.27%	0	2009
	10.841831	6.257184	-42.29%	151,129	2008
	15.158051	10.841831	-28.47%	11,836	2007
	13.888888	15.158051	9.14%	60,405	2006
	14.559663	13.888888	-4.61%	64,558	2005
	12.935450	14.559663	12.56%	70,426	2004
	10.008939	12.935450	29.24%	66,522	2003
	10.283217	10.008939	-2.67%	0	2002
	10.000000	10.283217	2.83%	0	2001*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	12.534334	19.115313	52.50%	65,819	2009
	23.401774	12.534334	-46.44%	0	2008
	17.808549	23.401774	31.41%	70,504	2007
	14.843127	17.808549	19.98%	83,019	2006
	14.542489	14.843127	2.07%	69,959	2005
	12.268251	14.542489	18.54%	115,660	2004
	9.512962	12.268251	28.96%	31,174	2003
	11.114313	9.512962	-14.41%	0	2002
	10.000000	11.114313	11.14%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Biotechnology Fund - Q/NQ	7.722320	8.964948	16.09%	0	2009
	8.922837	7.722320	-13.45%	170,970	2008
	8.712851	8.922837	2.41%	0	2007
	9.186534	8.712851	-5.16%	0	2006
	8.461283	9.186534	8.57%	58,429	2005
	8.531424	8.461283	-0.82%	0	2004
	6.119315	8.531424	39.42%	57,485	2003
	11.415089	6.119315	-46.39%	0	2002
	10.000000	11.415089	14.15%	0	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.569059	5.000437	9.44%	195,584	2009
	9.137205	4.569059	-50.00%	90,517	2008
	7.109847	9.137205	28.51%	213,794	2007
	8.824605	7.109847	-19.43%	215,480	2006
	10.000000	8.824605	-11.75%	174,341	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	11.971817	13.989686	16.86%	40,573	2009
	15.929894	11.971817	-24.85%	95,307	2008
	14.620257	15.929894	8.96%	109,929	2007
	12.691110	14.620257	15.20%	75,947	2006
	12.987641	12.691110	-2.28%	90,584	2005
	11.684630	12.987641	11.15%	76,333	2004
	9.774403	11.684630	19.54%	32,782	2003
	10.336560	9.774403	-5.44%	0	2002
	10.000000	10.336560	3.37%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.165564	6.935730	34.27%	0	2009
	13.754735	5.165564	-62.45%	378	2008
	12.965727	13.754735	6.09%	0	2007
	10.123954	12.965727	28.07%	0	2006
	10.727945	10.123954	-5.63%	0	2005
	10.000000	10.727945	7.28%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	4.385934	7.393953	68.58%	90,472	2009
	8.962113	4.385934	-51.06%	888	2008
	9.370679	8.962113	-4.36%	14,318	2007
	9.320080	9.370679	0.54%	13,901	2006
	9.145940	9.320080	1.90%	36,014	2005
	11.949681	9.145940	-23.46%	552	2004
	7.172598	11.949681	66.60%	6,207	2003
	14.118871	7.172598	-49.20%	0	2002
	10.000000	14.118871	41.19%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Fund - Q/NQ	14.120539	19.185259	35.87%	25,096	2009
	26.674017	14.120539	-47.06%	0	2008
	20.413106	26.674017	30.67%	72,238	2007
	18.590208	20.413106	9.81%	74,469	2006
	13.677406	18.590208	35.92%	106,279	2005
	10.540493	13.677406	29.76%	119,902	2004
	8.734428	10.540493	20.68%	65,663	2003
	10.294305	8.734428	-15.15%	0	2002
	10.000000	10.294305	2.94%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	13.495827	21.503343	59.33%	29,842	2009
	32.450222	13.495827	-58.41%	130	2008
	24.130221	32.450222	34.48%	43,448	2007
	22.162938	24.130221	8.88%	2,875	2006
	15.233011	22.162938	45.49%	66,987	2005
	11.610522	15.233011	31.20%	1,967	2004
	10.917001	11.610522	6.35%	0	2003
	12.656951	10.917001	-13.75%	0	2002
	10.000000	12.656951	26.57%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.076309	10.747358	33.07%	38,372	2009
	18.239425	8.076309	-55.72%	0	2008
	16.446445	18.239425	10.90%	16,366	2007
	12.944206	16.446445	27.06%	28,395	2006
	12.405735	12.944206	4.34%	15,407	2005
	10.887210	12.405735	13.95%	30,165	2004
	7.756480	10.887210	40.36%	24,061	2003
	11.036339	7.756480	-29.72%	0	2002
	10.000000	11.036339	10.36%	0	2001*

Rydex Variable Trust - Financial Services Fund - Q/NQ	5.965903	7.004352	17.41%	92,000	2009
	11.705893	5.965903	-49.04%	0	2008
	14.697497	11.705893	-20.35%	45,163	2007
	12.834051	14.697497	14.52%	150,467	2006
	12.654352	12.834051	1.42%	152,392	2005
	11.014077	12.654352	14.89%	138,228	2004
	8.708362	11.014077	26.48%	39,729	2003
	10.455957	8.708362	-16.71%	0	2002
	10.000000	10.455957	4.56%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	17.764660	11.930435	-32.84%	14,961	2009
	12.503872	17.764660	42.07%	79,811	2008
	11.616282	12.503872	7.64%	92,713	2007
	12.225811	11.616282	-4.99%	180,113	2006
	11.572503	12.225811	5.65%	126,428	2005
	10.886160	11.572503	6.30%	31,698	2004
	11.217245	10.886160	-2.95%	30,221	2003
	9.642021	11.217245	16.34%	0	2002
	10.000000	9.642021	-3.58%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	8.630198	10.552984	22.28%	53,020	2009
	11.707982	8.630198	-26.29%	118,551	2008
	11.257729	11.707982	4.00%	112,085	2007
	10.917073	11.257729	3.12%	100,372	2006
	10.057347	10.917073	8.55%	163,625	2005
	9.651413	10.057347	4.21%	93,100	2004
	7.581177	9.651413	27.31%	68,347	2003
	9.820891	7.581177	-22.81%	0	2002
	10.000000	9.820891	-1.79%	0	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	8.685497	14.131680	62.70%	102,304	2009
	16.062097	8.685497	-45.93%	240	2008
	14.833831	16.062097	8.28%	72,173	2007
	13.783234	14.833831	7.62%	0	2006
	14.245435	13.783234	-3.24%	35,421	2005
	12.532047	14.245435	13.67%	127,654	2004
	7.770574	12.532047	61.28%	55,682	2003
	13.980356	7.770574	-44.42%	0	2002
	10.000000	13.980356	39.80%	0	2001*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.422140	5.115836	-45.70%	0	2009
	5.971479	9.422140	57.79%	0	2008
	6.689046	5.971479	-10.73%	0	2007
	8.715520	6.689046	-23.25%	0	2006
	8.741707	8.715520	-0.30%	0	2005
	10.000000	8.741707	-12.58%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.430816	6.361811	17.14%	0	2009
	7.932581	5.430816	-31.54%	0	2008
	8.469318	7.932581	-6.34%	0	2007
	7.985584	8.469318	6.06%	0	2006
	8.589867	7.985584	-7.03%	0	2005
	9.801674	8.589867	-12.36%	0	2004
	10.000000	9.801674	-1.98%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.371219	5.949887	-36.51%	0	2009
	7.106493	9.371219	31.87%	37,966	2008
	7.391593	7.106493	-3.86%	0	2007
	7.834102	7.391593	-5.65%	0	2006
	8.694990	7.834102	-9.90%	0	2005
	10.000000	8.694990	-13.05%	0	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	5.850071	3.438770	-41.22%	0	2009
	4.028562	5.850071	45.21%	0	2008
	4.629312	4.028562	-12.98%	0	2007
	4.785822	4.629312	-3.27%	0	2006
	4.817051	4.785822	-0.65%	0	2005
	5.569302	4.817051	-13.51%	0	2004
	9.064787	5.569302	-38.56%	0	2003
	6.903561	9.064787	31.31%	0	2002
	10.000000	6.903561	-30.96%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.782902	5.784927	-34.13%	0	2009
	7.179940	8.782902	22.33%	0	2008
	6.946810	7.179940	3.36%	0	2007
	8.042477	6.946810	-13.62%	0	2006
	8.456009	8.042477	-4.89%	0	2005
	10.000000	8.456009	-15.44%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.513059	6.050457	-28.93%	0	2009
	6.231943	8.513059	36.60%	0	2008
	6.301102	6.231943	-1.10%	0	2007
	6.943856	6.301102	-9.26%	0	2006
	7.132993	6.943856	-2.65%	0	2005
	8.097813	7.132993	-11.91%	0	2004
	10.811359	8.097813	-25.10%	2,572	2003
	9.059755	10.811359	19.33%	0	2002
	10.000000	9.059755	-9.40%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.189935	8.723101	21.32%	545	2009
	10.935244	7.189935	-34.25%	331	2008
	12.558705	10.935244	-12.93%	16,584	2007
	12.175896	12.558705	3.14%	16,173	2006
	10.312692	12.175896	18.07%	17,393	2005
	9.528128	10.312692	8.23%	0	2004
	7.057500	9.528128	35.01%	0	2003
	8.585103	7.057500	-17.79%	0	2002
	10.000000	8.585103	-14.15%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.467180	11.356736	34.13%	55,806	2009
	16.955767	8.467180	-50.06%	0	2008
	17.736113	16.955767	-4.40%	63,518	2007
	14.642309	17.736113	21.13%	84,690	2006
	15.689042	14.642309	-6.67%	71,624	2005
	12.911678	15.689042	21.51%	94,922	2004
	9.757171	12.911678	32.33%	59,823	2003
	11.668637	9.757171	-16.38%	0	2002
	10.000000	11.668637	16.69%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	8.934750	13.357299	49.50%	0	2009
	20.167255	8.934750	-55.70%	230	2008
	19.846375	20.167255	1.62%	0	2007
	18.313517	19.846375	8.37%	0	2006
	16.364660	18.313517	11.91%	29,417	2005
	13.657269	16.364660	19.82%	16,674	2004
	9.132863	13.657269	49.54%	16,140	2003
	12.321288	9.132863	-25.88%	0	2002
	10.000000	12.321288	23.21%	0	2001*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.315045	7.083272	113.67%	1,518	2009
	12.333827	3.315045	-73.12%	1,113	2008
	9.807843	12.333827	25.75%	0	2007
	9.533781	9.807843	2.87%	0	2006
	10.021672	9.533781	-4.87%	0	2005
	8.944801	10.021672	12.04%	0	2004
	4.589988	8.944801	94.88%	0	2003
	15.324686	4.589988	-70.05%	0	2002
	10.000000	15.324686	53.25%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.385773	12.504369	49.11%	8,361	2009
	14.716979	8.385773	-43.02%	0	2008
	12.733915	14.716979	15.57%	0	2007
	12.271444	12.733915	3.77%	0	2006
	12.370832	12.271444	-0.80%	0	2005
	11.532439	12.370832	7.27%	55,544	2004
	8.083979	11.532439	42.66%	0	2003
	13.477052	8.083979	-40.02%	0	2002
	10.000000	13.477052	34.77%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	5.750771	7.644608	32.93%	31,544	2009
	12.877562	5.750771	-55.34%	54,419	2008
	12.982221	12.877562	-0.81%	161,800	2007
	11.094511	12.982221	17.01%	139,621	2006
	10.877405	11.094511	2.00%	266,178	2005
	9.673493	10.877405	12.45%	85,842	2004
	7.084260	9.673493	36.55%	0	2003
	11.235837	7.084260	-36.95%	0	2002
	10.000000	11.235837	12.36%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	15.642340	22.900683	46.40%	44,734	2009
	25.955912	15.642340	-39.73%	49,551	2008
	22.133832	25.955912	17.27%	46,208	2007
	18.579837	22.133832	19.13%	3,132	2006
	15.666467	18.579837	18.60%	76,276	2005
	18.616462	15.666467	-15.85%	57,143	2004
	13.468030	18.616462	38.23%	18,642	2003
	9.429902	13.468030	42.82%	0	2002
	10.000000	9.429902	-5.70%	0	2001*

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.081113	12.388075	22.88%	89,911	2009
	17.610158	10.081113	-42.75%	36,862	2008
	22.197248	17.610158	-20.67%	85,314	2007
	17.307862	22.197248	28.25%	113,827	2006
	16.465148	17.307862	5.12%	61,880	2005
	12.956194	16.465148	27.08%	0	2004
	10.134982	12.956194	27.84%	0	2003
	10.448098	10.134982	-3.00%	0	2002
	10.000000	10.448098	4.48%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Retailing Fund - Q/NQ	8.170265	11.559742	41.49%	48,192	2009
	12.421301	8.170265	-34.22%	112,440	2008
	14.489084	12.421301	-14.27%	12,337	2007
	13.417010	14.489084	7.99%	103,382	2006
	12.965669	13.417010	3.48%	89,049	2005
	12.008710	12.965669	7.97%	83,740	2004
	9.049418	12.008710	32.70%	36,621	2003
	11.813565	9.049418	-23.40%	0	2002
	10.000000	11.813565	18.14%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.389551	10.971669	30.78%	1,495	2009
	17.585876	8.389551	-52.29%	243	2008
	19.223978	17.585876	-8.52%	2,783	2007
	16.214649	19.223978	18.56%	3,022	2006
	15.904885	16.214649	1.95%	0	2005
	12.949525	15.904885	22.82%	0	2004
	8.035009	12.949525	61.16%	17,056	2003
	12.688916	8.035009	-36.68%	0	2002
	10.000000	12.688916	26.89%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.096625	5.882497	43.59%	0	2009
	13.044849	4.096625	-68.60%	0	2008
	13.217890	13.044849	-1.31%	0	2007
	10.891859	13.217890	21.36%	0	2006
	10.738728	10.891859	1.43%	0	2005
	9.364180	10.738728	14.68%	0	2004
	6.160459	9.364180	52.00%	0	2003
	11.631150	6.160459	-47.03%	0	2002
	10.000000	11.631150	16.31%	0	2001*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.456796	9.326223	44.44%	79,437	2009
	10.938392	6.456796	-40.97%	9,451	2008
	10.629265	10.938392	2.91%	3,996	2007
	10.279111	10.629265	3.41%	14,075	2006
	10.294934	10.279111	-0.15%	0	2005
	10.000000	10.294934	2.95%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.126957	9.091245	48.38%	75,651	2009
	12.164766	6.126957	-49.63%	9,735	2008
	13.105064	12.164766	-7.18%	1,578	2007
	11.352965	13.105064	15.43%	82,106	2006
	11.106852	11.352965	2.22%	0	2005
	10.000000	11.106852	11.07%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	7.899454	12.152357	53.84%	114,361	2009
	12.611214	7.899454	-37.36%	2,597	2008
	11.854778	12.611214	6.38%	4,723	2007
	11.717359	11.854778	1.17%	0	2006
	10.715198	11.717359	9.35%	0	2005
	10.000000	10.715198	7.15%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.165743	10.913611	52.30%	70,436	2009
	12.958915	7.165743	-44.70%	1,823	2008
	13.884237	12.958915	-6.66%	0	2007
	12.088190	13.884237	14.86%	35,703	2006
	11.375009	12.088190	6.27%	0	2005
	10.000000	11.375009	13.75%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	7.949641	10.447792	31.42%	3,402	2009
	12.338331	7.949641	-35.57%	9,512	2008
	12.592293	12.338331	-2.02%	3,791	2007
	11.914466	12.592293	5.69%	9,670	2006
	11.435610	11.914466	4.19%	0	2005
	10.000000	11.435610	14.36%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	6.000034	9.551093	59.18%	4,687	2009
	10.825434	6.000034	-44.57%	12,151	2008
	13.857696	10.825434	-21.88%	0	2007
	11.849471	13.857696	16.95%	16,531	2006
	11.654545	11.849471	1.67%	0	2005
	10.000000	11.654545	16.55%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.149196	6.728183	-17.44%	0	2009
	7.869290	8.149196	3.56%	60,236	2008
	9.002937	7.869290	-12.59%	0	2007
	10.267994	9.002937	-12.32%	0	2006
	10.000000	10.267994	2.68%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Technology Fund - Q/NQ	7.610336	11.616986	52.65%	56,252	2009
	14.211882	7.610336	-46.45%	0	2008
	13.126135	14.211882	8.27%	76,440	2007
	12.635382	13.126135	3.88%	33,575	2006
	12.490753	12.635382	1.16%	52,301	2005
	12.587928	12.490753	-0.77%	12,672	2004
	17.953623	12.587928	58.27%	55,271	2003
	13.315925	7.953623	-40.27%	0	2002
	10.000000	13.315925	33.16%	0	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	5.875082	7.416610	26.24%	0	2009
	10.956499	5.875082	-46.38%	0	2008
	10.226460	10.956499	7.14%	113,535	2007
	8.722069	10.226460	17.25%	134,094	2006
	8.788278	8.722069	-0.75%	137,563	2005
	7.950406	8.788278	10.54%	170,453	2004
	6.062442	7.950406	31.14%	48,694	2003
	10.229428	6.062442	-40.74%	0	2002
	10.000000	10.229428	2.29%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	10.942336	12.600595	15.15%	0	2009
	14.924335	10.942336	-26.68%	102,689	2008
	16.674648	14.924335	-10.50%	37,733	2007
	15.827992	16.674648	5.35%	79,079	2006
	14.872038	15.827992	6.43%	98,367	2005
	12.326264	14.872038	20.65%	119,053	2004
	10.426289	12.326264	18.22%	30,885	2003
	12.034246	10.426289	-13.36%	0	2002
	10.000000	12.034246	20.34%	0	2001*

Rydex Variable Trust - Utilities Fund - Q/NQ	8.563583	9.559927	11.63%	0	2009
	12.395598	8.563583	-30.91%	168,215	2008
	11.196528	12.395598	10.71%	116,938	2007
	9.434781	11.196528	18.67%	124,335	2006
	8.698068	9.434781	8.47%	107,656	2005
	7.557991	8.698068	15.08%	4,169	2004
	6.143792	7.557991	23.02%	38,849	2003
	9.323654	6.143792	-34.11%	0	2002
	10.000000	9.323654	-6.76%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.082002	11.589553	4.58%	0	2009
	12.871879	11.082002	-13.91%	0	2008
	11.109591	12.871879	15.86%	0	2007
	9.702204	11.109591	14.51%	0	2006
	10.000000	9.702204	-2.98%	0	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.047552	11.298189	24.88%	47,591	2009
	15.562757	9.047552	-41.86%	53,161	2008
	12.925699	15.562757	20.40%	41,477	2007
	11.828570	12.925699	9.28%	34,620	2006
	10.603182	11.828570	11.56%	0	2005
	9.762513	10.603182	8.61%	0	2004
	7.660899	9.762513	27.43%	0	2003
	10.000000	7.660899	-23.39%	0	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.869792	9.764891	-1.06%	0	2009
	10.000000	9.869792	-1.30%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.237963	8.530916	36.76%	22,209	2009
	11.173702	6.237963	-44.17%	13,167	2008
	10.012323	11.173702	11.60%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.093774	8.117811	33.21%	14,244	2009
	10.735587	6.093774	-43.24%	8,499	2008
	10.000000	10.735587	7.36%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.158663	8.608526	20.25%	5,268	2009
	10.435883	7.158663	-31.40%	2,972	2008
	10.015603	10.435883	4.20%	0	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.378882	8.121936	27.33%	0	2009
	10.000000	6.378882	-36.21%	73,480	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.720456	9.152981	-5.84%	51,874	2009
	10.000000	9.720456	-2.80%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.550373	8.112437	-5.12%	96,438	2009
	10.723628	8.550373	-20.27%	113,996	2008
	10.528673	10.723628	1.85%	186,774	2007
	10.063586	10.528673	4.62%	174,348	2006
	10.000000	10.063586	0.64%	0	2005*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	8.515040	9.859882	15.79%	0	2009
	13.276641	8.515040	-35.86%	0	2008
	13.551296	13.276641	-2.03%	0	2007
	11.803131	13.551296	14.81%	400	2006
	11.504409	11.803131	2.60%	0	2005
	10.383973	11.504409	10.79%	0	2004
	8.187111	10.383973	26.83%	0	2003
	10.000000	8.187111	-18.13%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	6.808792	8.981768	31.91%	0	2009
	11.874924	6.808792	-42.66%	0	2008
	10.007104	11.874924	18.66%	0	2007
	10.551621	10.007104	-5.16%	0	2006
	10.532524	10.551621	0.18%	0	2005
	9.704770	10.532524	8.53%	0	2004
	7.922346	9.704770	22.50%	0	2003
	10.000000	7.922346	-20.78%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	9.757686	11.467380	17.52%	0	2009
	13.591323	9.757686	-28.21%	0	2008
	14.614074	13.591323	-7.00%	0	2007
	12.560803	14.614074	16.35%	557	2006
	12.195954	12.560803	2.99%	0	2005
	10.879112	12.195954	12.10%	0	2004
	8.603732	10.879112	26.45%	0	2003
	10.000000	8.603732	-13.96%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	9.856260	13.091161	32.82%	0	2009
	17.540551	9.856260	-43.81%	0	2008
	15.252842	17.540551	15.00%	0	2007
	13.960304	15.252842	9.26%	349	2006
	12.202331	13.960304	14.41%	0	2005
	10.808002	12.202331	12.90%	0	2004
	8.599463	10.808002	25.68%	0	2003
	10.000000	8.599463	-14.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	7.682034	9.787731	27.41%	0	2009
	13.701951	7.682034	-43.93%	0	2008
	13.800543	13.701951	-0.71%	0	2007
	11.739343	13.800543	17.56%	591	2006
	11.336134	11.739343	3.56%	0	2005
	10.399657	11.336134	9.00%	0	2004
	8.151639	10.399657	27.58%	0	2003
	10.000000	8.151639	-18.48%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	6.756763	8.478495	25.48%	0	2009
	13.079208	6.756763	-48.34%	0	2008
	10.532958	13.079208	24.17%	0	2007
	10.078391	10.532958	4.51%	0	2006
	9.740348	10.078391	3.47%	0	2005
	9.632634	9.740348	1.12%	0	2004
	7.414455	9.632634	29.92%	0	2003
	10.000000	7.414455	-25.86%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.795326	11.165541	43.23%	0	2009
	11.057386	7.795326	-29.50%	0	2008
	10.932144	11.057386	1.15%	0	2007
	10.080512	10.932144	8.45%	0	2006
	10.000000	10.080512	0.81%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	12.367854	12.453365	0.69%	0	2009
	11.709079	12.367854	5.63%	0	2008
	11.145763	11.709079	5.05%	0	2007
	10.998803	11.145763	1.34%	0	2006
	10.871266	10.998803	1.17%	0	2005
	10.736556	10.871266	1.25%	0	2004
	10.723330	10.736556	0.12%	0	2003
	10.000000	10.723330	7.23%	0	2002*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.677691	10.836962	24.88%	0	2009
	14.023408	8.677691	-38.12%	0	2008
	13.498489	14.023408	3.89%	0	2007
	11.774135	13.498489	14.65%	0	2006
	11.122892	11.774135	5.85%	0	2005
	10.000000	11.122892	11.23%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.336029	11.071538	7.12%	0	2009
	11.235422	10.336029	-8.00%	0	2008
	10.870113	11.235422	3.36%	0	2007
	10.445152	10.870113	4.07%	0	2006
	10.303294	10.445152	1.38%	0	2005
	10.000000	10.303294	3.03%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.445907	11.056164	17.05%	0	2009
	12.571505	9.445907	-24.86%	0	2008
	12.130921	12.571505	3.63%	0	2007
	11.101067	12.130921	9.28%	0	2006
	10.730939	11.101067	3.45%	0	2005
	10.000000	10.730939	7.31%	0	2004*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	9.047600	11.024294	21.85%	0	2009
	13.449621	9.047600	-32.73%	0	2008
	12.922807	13.449621	4.08%	0	2007
	11.504024	12.922807	12.33%	0	2006
	10.948679	11.504024	5.07%	0	2005
	10.000000	10.948679	9.49%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	9.916694	11.145984	12.40%	0	2009
	11.902462	9.916694	-16.68%	0	2008
	11.472742	11.902462	3.75%	0	2007
	10.794161	11.472742	6.29%	0	2006
	10.518892	10.794161	2.62%	0	2005
	10.000000	10.518892	5.19%	0	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.989215	-0.11%	17,580	2009*
	9.964375	9.891099	-0.74%	36,022	2008
	9.749014	9.964375	2.21%	30,809	2007
	9.550216	9.749014	2.08%	24,411	2006
	9.524082	9.550216	0.27%	80,620	2005
	9.673413	9.524082	-1.54%	84,680	2004
	9.848294	9.673413	-1.78%	85,581	2003
	9.974340	9.848294	-1.26%	0	2002
	10.000000	9.974340	-0.26%	0	2001*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.249199	22.49%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	6.332317	7.924518	25.14%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	8.857203	10.970873	23.86%	0	2009

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	9.259581	12.232238	32.10%	0	2009
	15.272489	9.259581	-39.37%	0	2008
	15.255940	15.272489	0.11%	0	2007
	13.883478	15.255940	9.89%	0	2006
	12.607213	13.883478	10.12%	0	2005
	10.799494	12.607213	16.74%	0	2004
	7.812069	10.799494	38.24%	0	2003
	10.000000	7.812069	-21.88%	0	2002*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	7.749092	9.585948	23.70%	0	2009
	13.520353	7.749092	-42.69%	0	2008
	12.743142	13.520353	6.10%	0	2007
	11.429177	12.743142	11.50%	0	2006
	10.857644	11.429177	5.26%	0	2005
	10.081903	10.857644	7.69%	0	2004
	8.065677	10.081903	25.00%	0	2003
	10.000000	8.065677	-19.34%	0	2002*

Rydex Variable Trust - Banking Fund - Q/NQ	6.234083	5.902437	-5.32%	0	2009
	10.807352	6.234083	-42.32%	77,309	2008
	15.117608	10.807352	-28.51%	990	2007
	13.858866	15.117608	9.08%	22,030	2006
	14.535572	13.858866	-4.66%	26,127	2005
	12.920630	14.535572	12.50%	47,265	2004
	10.002564	12.920630	29.17%	60,120	2003
	10.281926	10.002564	-2.72%	0	2002
	10.000000	10.281926	2.82%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	12.488109	19.035100	52.43%	16,837	2009
	23.327412	12.488109	-46.47%	0	2008
	17.761055	23.327412	31.34%	25,646	2007
	14.811066	17.761055	19.92%	30,175	2006
	14.518447	14.811066	2.02%	29,447	2005
	12.254211	14.518447	18.48%	98,987	2004
	9.506910	12.254211	28.90%	15,089	2003
	11.112913	9.506910	-14.45%	0	2002
	10.000000	11.112913	11.13%	0	2001*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	7.693812	8.927294	16.03%	0	2009
	8.894429	7.693812	-13.50%	70,404	2008
	8.689580	8.894429	2.36%	0	2007
	9.166651	8.689580	-5.20%	0	2006
	8.447276	9.166651	8.52%	31,580	2005
	8.521651	8.447276	-0.87%	0	2004
	6.115419	8.521651	39.35%	29,533	2003
	11.413661	6.115419	-46.42%	0	2002
	10.000000	11.413661	14.14%	0	2001*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.561498	4.989607	9.39%	14,271	2009
	9.126742	4.561498	-50.02%	11,623	2008
	7.105350	9.126742	28.45%	18,872	2007
	8.823517	7.105350	-19.47%	16,022	2006
	10.000000	8.823517	-11.76%	58,527	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	11.927669	13.930978	16.80%	14,985	2009
	15.879262	11.927669	-24.89%	40,278	2008
	14.581265	15.879262	8.90%	32,631	2007
	12.663698	14.581265	15.14%	24,674	2006
	12.966188	12.663698	-2.33%	31,591	2005
	11.671284	12.966188	11.09%	50,375	2004
	9.768202	11.671284	19.48%	16,966	2003
	10.335264	9.768202	-5.49%	0	2002
	10.000000	10.335264	3.35%	0	2001*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.153294	6.915736	34.20%	0	2009
	13.729088	5.153294	-62.46%	64	2008
	12.948182	13.729088	6.03%	0	2007
	10.115399	12.948182	28.00%	0	2006
	10.724329	10.115399	-5.68%	0	2005
	10.000000	10.724329	7.24%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Electronics Fund - Q/NQ	4.369748	7.362914	68.50%	33,612	2009
	8.933615	4.369748	-51.09%	150	2008
	9.345673	8.933615	-4.41%	1,197	2007
	9.299943	9.345673	0.49%	1,826	2006
	9.130816	9.299943	1.85%	16,261	2005
	11.936016	9.130816	-23.50%	216	2004
	7.168032	11.936016	66.52%	8,161	2003
	14.117110	7.168032	-49.22%	0	2002
	10.000000	14.117110	41.17%	0	2001*

Rydex Variable Trust - Energy Fund - Q/NQ	14.068458	19.104748	35.80%	9,379	2009
	26.589244	14.068458	-47.09%	0	2008
	20.358670	26.589244	30.60%	21,701	2007
	18.550055	20.358670	9.75%	24,924	2006
	13.654798	18.550055	35.85%	44,652	2005
	10.528423	13.654798	29.69%	102,701	2004
	8.728873	10.528423	20.62%	58,773	2003
	10.293009	8.728873	-15.20%	0	2002
	10.000000	10.293009	2.93%	0	2001*

Rydex Variable Trust - Energy Services Fund - Q/NQ	13.446019	21.413062	59.25%	11,095	2009
	32.347000	13.446019	-58.43%	22	2008
	24.065796	32.347000	34.41%	15,960	2007
	22.115013	24.065796	8.82%	409	2006
	15.207789	22.115013	45.42%	29,044	2005
	11.597211	15.207789	31.13%	941	2004
	10.910059	11.597211	6.30%	0	2003
	12.655364	10.910059	-13.79%	0	2002
	10.000000	12.655364	26.55%	0	2001*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	8.046504	10.702236	33.00%	5,064	2009
	18.181405	8.046504	-55.74%	0	2008
	16.402538	18.181405	10.85%	4,392	2007
	12.916213	16.402538	26.99%	10,177	2006
	12.385208	12.916213	4.29%	8,739	2005
	10.874738	12.385208	13.89%	37,946	2004
	7.751539	10.874738	40.29%	28,960	2003
	11.034945	7.751539	-29.75%	0	2002
	10.000000	11.034945	10.35%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	5.943880	6.974926	17.35%	34,382	2009
	11.668665	5.943880	-49.06%	0	2008
	14.658276	11.668665	-20.40%	4,533	2007
	12.806304	14.658276	14.46%	44,099	2006
	12.633420	12.806304	1.37%	53,077	2005
	11.001462	12.633420	14.83%	118,367	2004
	8.702817	11.001462	26.41%	22,800	2003
	10.454638	8.702817	-16.76%	0	2002
	10.000000	10.454638	4.55%	0	2001*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	17.699157	11.880384	-32.88%	6,332	2009
	12.464121	17.699157	42.00%	18,823	2008
	11.585290	12.464121	7.59%	14,719	2007
	12.199392	11.585290	-5.03%	30,988	2006
	11.553369	12.199392	5.59%	71,141	2005
	10.873701	11.553369	6.25%	12,125	2004
	11.210120	10.873701	-3.00%	7,077	2003
	9.640809	11.210120	16.28%	0	2002
	10.000000	9.640809	-3.59%	0	2001*

Rydex Variable Trust - Health Care Fund - Q/NQ	8.598342	10.508668	22.22%	19,814	2009
	11.670726	8.598342	-26.33%	45,599	2008
	11.227664	11.670726	3.95%	32,442	2007
	10.893465	11.227664	3.07%	32,539	2006
	10.040700	10.893465	8.49%	65,438	2005
	9.640363	10.040700	4.15%	61,515	2004
	7.576354	9.640363	27.24%	51,029	2003
	9.819657	7.576354	-22.85%	0	2002
	10.000000	9.819657	-1.80%	0	2001*

Rydex Variable Trust - Internet Fund - Q/NQ	8.653443	14.072345	62.62%	27,383	2009
	16.011012	8.653443	-45.95%	41	2008
	14.794233	16.011012	8.22%	27,561	2007
	13.753430	14.794233	7.57%	0	2006
	14.221861	13.753430	-3.29%	20,089	2005
	12.517688	14.221861	13.61%	107,720	2004
	7.765619	12.517688	61.19%	41,808	2003
	13.978608	7.765619	-44.45%	0	2002
	10.000000	13.978608	39.79%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.399780	5.101089	-45.73%	0	2009
	5.960336	9.399780	57.71%	0	2008
	6.680000	5.960336	-10.77%	0	2007
	8.708155	6.680000	-23.29%	0	2006
	8.738756	8.708155	-0.35%	0	2005
	10.000000	8.738756	-12.61%	0	2004*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.415139	6.340215	17.08%	0	2009
	7.913726	5.415139	-31.57%	0	2008
	8.453522	7.913726	-6.39%	0	2007
	7.974740	8.453522	6.00%	0	2006
	8.582575	7.974740	-7.08%	0	2005
	9.798334	8.582575	-12.41%	0	2004
	10.000000	9.798334	-2.02%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.348959	5.932725	-36.54%	0	2009
	7.093232	9.348959	31.80%	5,277	2008
	7.381590	7.093232	-3.91%	0	2007
	7.827480	7.381590	-5.70%	0	2006
	8.692055	7.827480	-9.95%	0	2005
	10.000000	8.692055	-13.08%	0	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	5.828500	3.424339	-41.25%	0	2009
	4.015747	5.828500	45.14%	0	2008
	4.616942	4.015747	-13.02%	0	2007
	4.775468	4.616942	-3.32%	0	2006
	4.809078	4.775468	-0.70%	0	2005
	5.562921	4.809078	-13.55%	0	2004
	9.059034	5.562921	-38.59%	0	2003
	6.902692	9.059034	31.24%	0	2002
	10.000000	6.902692	-30.97%	0	2001*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.762071	5.768263	-34.17%	0	2009
	7.166566	8.762071	22.26%	0	2008
	6.937414	7.166566	3.30%	0	2007
	8.035677	6.937414	-13.67%	0	2006
	8.453154	8.035677	-4.94%	0	2005
	10.000000	8.453154	-15.47%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.481661	6.025067	-28.96%	0	2009
	6.212111	8.481661	36.53%	0	2008
	6.284278	6.212111	-1.15%	0	2007
	6.928831	6.284278	-9.30%	0	2006
	7.121183	6.928831	-2.70%	0	2005
	8.088529	7.121183	-11.96%	0	2004
	10.804468	8.088529	-25.14%	486	2003
	9.058608	10.804468	19.27%	0	2002
	10.000000	9.058608	-9.41%	0	2001*

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	7.163416	8.686497	21.26%	54	2009
	10.900476	7.163416	-34.28%	56	2008
	12.525194	10.900476	-12.97%	1,025	2007
	12.149582	12.525194	3.09%	977	2006
	10.295624	12.149582	18.01%	9,868	2005
	9.517213	10.295624	8.18%	0	2004
	7.053007	9.517213	34.94%	0	2003
	8.584018	7.053007	-17.84%	0	2002
	10.000000	8.584018	-14.16%	0	2001*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.435970	11.309113	34.06%	20,855	2009
	16.901905	8.435970	-50.09%	0	2008
	17.688832	16.901905	-4.45%	24,683	2007
	14.610693	17.688832	21.07%	30,880	2006
	15.663133	14.610693	-6.72%	28,857	2005
	12.896915	15.663133	21.45%	74,115	2004
	9.750968	12.896915	32.26%	47,511	2003
	11.667169	9.750968	-16.42%	0	2002
	10.000000	11.667169	16.67%	0	2001*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	8.901786	13.301242	49.42%	0	2009
	20.103154	8.901786	-55.72%	39	2008
	19.793445	20.103154	1.56%	0	2007
	18.273972	19.793445	8.31%	0	2006
	16.337613	18.273972	11.85%	16,685	2005
	13.641636	16.337613	19.76%	20,980	2004
	9.127053	13.641636	49.46%	19,427	2003
	12.319744	9.127053	-25.92%	0	2002
	10.000000	12.319744	23.20%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	3.302803	7.053517	113.56%	150	2009
	12.294606	3.302803	-73.14%	189	2008
	9.781670	12.294606	25.69%	0	2007
	9.513178	9.781670	2.82%	0	2006
	10.005107	9.513178	-4.92%	0	2005
	8.934565	10.005107	11.98%	0	2004
	4.587069	8.934565	94.78%	0	2003
	15.322763	4.587069	-70.06%	0	2002
	10.000000	15.322763	53.23%	0	2001*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.354829	12.451871	49.04%	642	2009
	14.670170	8.354829	-43.05%	0	2008
	12.699920	14.670170	15.51%	0	2007
	12.244916	12.699920	3.72%	0	2006
	12.350373	12.244916	-0.85%	0	2005
	11.519235	12.350373	7.22%	70,258	2004
	8.078830	11.519235	42.59%	0	2003
	13.475363	8.078830	-40.05%	0	2002
	10.000000	13.475363	34.75%	0	2001*

Rydex Variable Trust - Nova Fund - Q/NQ	5.729559	7.612506	32.86%	11,525	2009
	12.836638	5.729559	-55.37%	24,006	2008
	12.947603	12.836638	-0.86%	22,906	2007
	11.070563	12.947603	16.96%	17,574	2006
	10.859444	11.070563	1.94%	96,352	2005
	9.662439	10.859444	12.39%	18,643	2004
	7.079758	9.662439	36.48%	70	2003
	11.234427	7.079758	-36.98%	0	2002
	10.000000	11.234427	12.34%	0	2001*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	15.584649	22.804577	46.33%	11,847	2009
	25.873407	15.584649	-39.77%	25,447	2008
	22.074801	25.873407	17.21%	17,270	2007
	18.539694	22.074801	19.07%	447	2006
	15.640573	18.539694	18.54%	33,160	2005
	18.595164	15.640573	-15.89%	37,902	2004
	13.459476	18.595164	38.16%	22,591	2003
	9.428720	13.459476	42.75%	0	2002
	10.000000	9.428720	-5.71%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	10.043936	12.336099	22.82%	21,563	2009
	17.554211	10.043936	-42.78%	1,787	2008
	22.138085	17.554211	-20.71%	2,843	2007
	17.270497	22.138085	28.18%	29,149	2006
	16.437945	17.270497	5.06%	26,593	2005
	12.941379	16.437945	27.02%	0	2004
	10.128549	12.941379	27.77%	0	2003
	10.446786	10.128549	-3.05%	0	2002
	10.000000	10.446786	4.47%	0	2001*

Rydex Variable Trust - Retailing Fund - Q/NQ	8.140114	11.511225	41.41%	18,010	2009
	12.381807	8.140114	-34.26%	45,378	2008
	14.450432	12.381807	-14.32%	1,337	2007
	13.388017	14.450432	7.94%	33,880	2006
	12.944224	13.388017	3.43%	34,083	2005
	11.994959	12.944224	7.91%	55,688	2004
	9.043657	11.994959	32.63%	20,568	2003
	11.812082	9.043657	-23.44%	0	2002
	10.000000	11.812082	18.12%	0	2001*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	8.358586	10.925588	30.71%	307	2009
	17.529945	8.358586	-52.32%	41	2008
	19.172673	17.529945	-8.57%	192	2007
	16.179601	19.172673	18.50%	142	2006
	15.878570	16.179601	1.90%	0	2005
	12.934691	15.878570	22.76%	314	2004
	8.029881	12.934691	61.08%	20,535	2003
	12.687322	8.029881	-36.71%	0	2002
	10.000000	12.687322	26.87%	0	2001*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	4.081509	5.857793	43.52%	0	2009
	13.003382	4.081509	-68.61%	0	2008
	13.182623	13.003382	-1.36%	0	2007
	10.868323	13.182623	21.29%	0	2006
	10.720962	10.868323	1.37%	0	2005
	9.353454	10.720962	14.62%	0	2004
	6.156533	9.353454	51.93%	0	2003
	11.629689	6.156533	-47.06%	0	2002
	10.000000	11.629689	16.30%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.441453	9.299327	44.37%	9,962	2009
	10.917971	6.441453	-41.00%	2,875	2008
	10.614862	10.917971	2.86%	4,927	2007
	10.270412	10.614862	3.35%	3,352	2006
	10.291468	10.270412	-0.20%	0	2005
	10.000000	10.291468	2.91%	0	2004*

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.112402	9.065016	48.31%	9,952	2009
	12.142084	6.112402	-49.66%	2,445	2008
	13.087340	12.142084	-7.22%	1,946	2007
	11.343369	13.087340	15.37%	25,770	2006
	11.103100	11.343369	2.16%	0	2005
	10.000000	11.103100	11.03%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	7.880695	12.117325	53.76%	14,345	2009
	12.587699	7.880695	-37.39%	2,019	2008
	11.838741	12.587699	6.33%	5,824	2007
	11.707462	11.838741	1.12%	903	2006
	10.711581	11.707462	9.30%	0	2005
	10.000000	10.711581	7.12%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.148717	10.882126	52.22%	9,267	2009
	12.934748	7.148717	-44.73%	2,165	2008
	13.865452	12.934748	-6.71%	0	2007
	12.077967	13.865452	14.80%	9,497	2006
	11.371167	12.077967	6.22%	0	2005
	10.000000	11.371167	13.71%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	7.930777	10.417687	31.36%	0	2009
	12.315334	7.930777	-35.60%	3,211	2008
	12.575268	12.315334	-2.07%	4,674	2007
	11.904411	12.575268	5.64%	2,031	2006
	11.431761	11.904411	4.13%	0	2005
	10.000000	11.431761	14.32%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	5.985775	9.523537	59.10%	0	2009
	10.805247	5.985775	-44.60%	3,694	2008
	13.838959	10.805247	-21.92%	0	2007
	11.839461	13.838959	16.89%	3,574	2006
	11.650618	11.839461	1.62%	0	2005
	10.000000	11.650618	16.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.135742	6.713645	-17.48%	0	2009
	7.860291	8.135742	3.50%	8,361	2008
	8.997252	7.860291	-12.64%	0	2007
	10.266733	8.997252	-12.36%	0	2006
	10.000000	10.266733	2.67%	0	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	7.582277	11.568266	52.57%	21,022	2009
	14.166721	7.582277	-46.48%	0	2008
	13.091130	14.166721	8.22%	12,003	2007
	12.608099	13.091130	3.83%	4,878	2006
	12.470107	12.608099	1.11%	16,466	2005
	12.573530	12.470107	-0.82%	6,679	2004
	7.948565	12.573530	58.19%	45,105	2003
	13.314259	7.948565	-40.30%	0	2002
	10.000000	13.314259	33.14%	0	2001*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	5.853394	7.385469	26.17%	0	2009
	10.921632	5.853394	-46.41%	0	2008
	10.199150	10.921632	7.08%	40,232	2007
	8.703197	10.199150	17.19%	47,401	2006
	8.773732	8.703197	-0.80%	61,841	2005
	7.941296	8.773732	10.48%	145,295	2004
	6.058581	7.941296	31.08%	23,573	2003
	10.228141	6.058581	-40.77%	0	2002
	10.000000	10.228141	2.28%	0	2001*

Rydex Variable Trust - Transportation Fund - Q/NQ	10.901964	12.547698	15.10%	0	2009
	14.876866	10.901964	-26.72%	42,754	2008
	16.630136	14.876866	-10.54%	3,664	2007
	15.793758	16.630136	5.30%	25,288	2006
	14.847433	15.793758	6.37%	38,560	2005
	12.312155	14.847433	20.59%	102,094	2004
	10.419656	12.312155	18.16%	15,568	2003
	12.032737	10.419656	-13.41%	0	2002
	10.000000	12.032737	20.33%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Utilities Fund - Q/NQ	8.532025	9.519849	11.58%	0	2009
	12.356219	8.532025	-30.95%	71,577	2008
	11.166662	12.356219	10.65%	42,430	2007
	9.414392	11.166662	18.61%	43,270	2006
	8.683684	9.414392	8.41%	42,279	2005
	7.549326	8.683684	15.03%	2,180	2004
	6.139878	7.549326	22.96%	47,037	2003
	9.322478	6.139878	-34.14%	0	2002
	10.000000	9.322478	-6.78%	0	2001*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.063664	11.564486	4.53%	0	2009
	12.857145	11.063664	-13.95%	0	2008
	11.102573	12.857145	15.80%	0	2007
	9.701011	11.102573	14.45%	0	2006
	10.000000	9.701011	-2.99%	0	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	9.016828	11.254089	24.81%	2,734	2009
	15.517836	9.016828	-41.89%	2,742	2008
	12.894987	15.517836	20.34%	2,113	2007
	11.806476	12.894987	9.22%	2,120	2006
	10.588752	11.806476	11.50%	0	2005
	9.754202	10.588752	8.56%	0	2004
	7.658278	9.754202	27.37%	0	2003
	10.000000	7.658278	-23.42%	0	2002*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.869531	9.759644	-1.11%	0	2009
	10.000000	9.869531	-1.30%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.231359	8.517534	36.69%	2,185	2009
	11.167582	6.231359	-44.20%	2,226	2008
	10.011971	11.167582	11.54%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.088582	8.106772	33.15%	1,401	2009
	10.731923	6.088582	-43.27%	1,436	2008
	10.000000	10.731923	7.32%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.151089	8.595037	20.19%	518	2009
	10.430170	7.151089	-31.44%	502	2008
	10.015252	10.430170	4.14%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.376704	8.115022	27.26%	0	2009
	10.000000	6.376704	-36.23%	9,642	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.720198	9.148074	-5.89%	2,258	2009
	10.000000	9.720198	-2.80%	0	2008*

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.536914	8.095527	-5.17%	4,079	2009
	10.712219	8.536914	-20.31%	6,055	2008
	10.522865	10.712219	1.80%	5,374	2007
	10.063149	10.522865	4.57%	4,179	2006
	10.000000	10.063149	0.63%	0	2005*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	9.698215	11.212718	15.62%	0	2009
	15.144684	9.698215	-35.96%	0	2008
	15.481798	15.144684	-2.18%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	7.964857	10.490717	31.71%	0	2009
	13.912512	7.964857	-42.75%	0	2008
	11.742250	13.912512	18.48%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	10.640974	12.486298	17.34%	0	2009
	14.844404	10.640974	-28.32%	0	2008
	15.986044	14.844404	-7.14%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.860603	14.403067	32.62%	0	2009
	19.357629	10.860603	-43.89%	0	2008
	16.858858	19.357629	14.82%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	8.833000	11.236955	27.22%	0	2009
	15.779080	8.833000	-44.02%	0	2008
	15.917096	15.779080	-0.87%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.247124	10.332776	25.29%	0	2009
	15.988680	8.247124	-48.42%	0	2008
	12.895851	15.988680	23.98%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.756707	11.093248	43.01%	0	2009
	11.019482	7.756707	-29.61%	0	2008
	10.911444	11.019482	0.99%	0	2007*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	11.156379	11.216325	0.54%	0	2009
	10.578312	11.156379	5.46%	0	2008
	10.084891	10.578312	4.89%	0	2007*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.615970	10.743422	24.69%	0	2009
	13.945050	8.615970	-38.21%	0	2008
	13.443742	13.945050	3.73%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.262512	10.975985	6.95%	0	2009
	11.172616	10.262512	-8.15%	0	2008
	10.826005	11.172616	3.20%	0	2007*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.378725	10.960722	16.87%	0	2009
	12.501245	9.378725	-24.98%	0	2008
	12.081701	12.501245	3.47%	0	2007*

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	8.983245	10.929135	21.66%	0	2009
	13.374449	8.983245	-32.83%	0	2008
	12.870376	13.374449	3.92%	0	2007*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	9.846172	11.049803	12.22%	0	2009
	11.835945	9.846172	-16.81%	0	2008
	11.426197	11.835945	3.59%	0	2007*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.988377	-0.12%	0	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.236341	22.36%	0	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	8.112584	10.136891	24.95%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	11.149151	13.788618	23.67%	0	2009

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	10.910781	14.391487	31.90%	0	2009
	18.023582	10.910781	-39.46%	0	2008
	18.031793	18.023582	-0.05%	0	2007*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	8.843752	10.923353	23.51%	0	2009
	15.453982	8.843752	-42.77%	0	2008
	14.588061	15.453982	5.94%	0	2007*

Rydex Variable Trust - Banking Fund - Q/NQ	5.829582	5.510992	-5.47%	0	2009
	10.121699	5.829582	-42.41%	0	2008
	14.180340	10.121699	-28.62%	39	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund - Q/NQ	13.302180	20.244909	52.19%	0	2009
	24.886276	13.302180	-46.55%	0	2008
	18.977120	24.886276	31.14%	16	2007*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.587532	12.266164	15.85%	0	2009
	12.258500	10.587532	-13.63%	0	2008
	11.994617	12.258500	2.20%	0	2007*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.538868	4.957245	9.22%	0	2009
	9.095415	4.538868	-50.10%	0	2008
	7.091879	9.095415	28.25%	0	2007*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	11.892468	13.868622	16.62%	0	2009
	15.856687	11.892468	-25.00%	0	2008
	14.582950	15.856687	8.73%	99	2007*

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.116611	6.855999	33.99%	0	2009
	13.652356	5.116611	-62.52%	0	2008
	12.895653	13.652356	5.87%	0	2007*

Rydex Variable Trust - Electronics Fund - Q/NQ	5.194610	8.739400	68.24%	0	2009
	10.636318	5.194610	-51.16%	0	2008
	11.144063	10.636318	-4.56%	37	2007*

Rydex Variable Trust - Energy Fund - Q/NQ	15.236629	20.659438	35.59%	0	2009
	28.841319	15.236629	-47.17%	0	2008
	22.117052	28.841319	30.40%	55	2007*

Rydex Variable Trust - Energy Services Fund - Q/NQ	11.245151	17.880734	59.01%	0	2009
	27.094003	11.245151	-58.50%	0	2008
	20.188693	27.094003	34.20%	10	2007*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	9.527754	12.652973	32.80%	0	2009
	21.561490	9.527754	-55.81%	0	2008
	19.481889	21.561490	10.67%	0	2007*

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.346399	7.435871	17.17%	0	2009
	12.478080	6.346399	-49.14%	0	2008
	15.699229	12.478080	-20.52%	116	2007*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	15.472930	10.370163	-32.98%	0	2009
	10.913061	15.472930	41.78%	0	2008
	10.159221	10.913061	7.42%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Health Care Fund - Q/NQ	10.161285	12.399870	22.03%	0	2009
	13.813295	10.161285	-26.44%	0	2008
	13.309356	13.813295	3.79%	104	2007*

Rydex Variable Trust - Internet Fund - Q/NQ	9.159448	14.872453	62.37%	0	2009
	16.973332	9.159448	-46.04%	0	2008
	15.707593	16.973332	8.06%	0	2007*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.332915	5.057033	-45.82%	0	2009
	5.927006	9.332915	57.46%	0	2008
	6.652886	5.927006	-10.91%	0	2007*

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.711144	6.676549	16.90%	0	2009
	8.359129	5.711144	-31.68%	0	2008
	8.943074	8.359129	-6.53%	0	2007*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.282503	5.881535	-36.64%	0	2009
	7.053580	9.282503	31.60%	0	2008
	7.351631	7.053580	-4.05%	0	2007*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	7.824786	4.590151	-41.34%	0	2009
	5.399406	7.824786	44.92%	0	2008
	6.217333	5.399406	-13.16%	0	2007*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.699754	5.718471	-34.27%	0	2009
	7.126481	8.699754	22.08%	0	2008
	6.909240	7.126481	3.14%	0	2007*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.589020	6.091990	-29.07%	0	2009
	6.300375	8.589020	36.33%	0	2008
	6.383378	6.300375	-1.30%	0	2007*

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	10.724066	12.984311	21.08%	0	2009
	16.343705	10.724066	-34.38%	0	2008
	18.808700	16.343705	-13.11%	0	2007*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.158822	10.920830	33.85%	0	2009
	16.371780	8.158822	-50.17%	0	2008
	17.160424	16.371780	-4.60%	16	2007*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.052866	13.506299	49.19%	0	2009
	20.475821	9.052866	-55.79%	0	2008
	20.191435	20.475821	1.41%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	5.488844	11.704134	113.23%	0	2009
	20.463653	5.488844	-73.18%	0	2008
	16.306086	20.463653	25.50%	0	2007*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.851419	13.171823	48.81%	0	2009
	15.566016	8.851419	-43.14%	0	2008
	13.496201	15.566016	15.34%	0	2007*

Rydex Variable Trust - Nova Fund - Q/NQ	7.383991	9.795667	32.66%	0	2009
	16.568724	7.383991	-55.43%	0	2008
	16.737693	16.568724	-1.01%	0	2007*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	12.672475	18.514840	46.10%	0	2009
	21.071002	12.672475	-39.86%	0	2008
	18.005192	21.071002	17.03%	6	2007*

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.148614	11.219230	22.63%	0	2009
	16.014071	9.148614	-42.87%	0	2008
	20.226910	16.014071	-20.83%	0	2007*

Rydex Variable Trust - Retailing Fund - Q/NQ	8.340799	11.777005	41.20%	0	2009
	12.706534	8.340799	-34.36%	0	2008
	14.852284	12.706534	-14.45%	31	2007*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.489873	12.385309	30.51%	0	2009
	19.933168	9.489873	-52.39%	0	2008
	21.834719	19.933168	-8.71%	0	2007*

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	5.889016	8.438994	43.30%	0	2009
	18.790898	5.889016	-68.66%	0	2008
	19.079279	18.790898	-1.51%	0	2007*

Rydex Variable Trust - Technology Fund - Q/NQ	8.029374	12.231661	52.34%	0	2009
	15.025147	8.029374	-46.56%	0	2008
	13.905773	15.025147	8.05%	131	2007*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.395619	9.219041	44.15%	0	2009
	10.856951	6.395619	-41.09%	0	2008
	10.571804	10.856951	2.70%	0	2007*

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	6.068901	8.986724	48.08%	0	2009
	12.074230	6.068901	-49.74%	0	2008
	13.034249	12.074230	-7.37%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	7.824615	12.012701	53.52%	0	2009
	12.517341	7.824615	-37.49%	0	2008
	11.790708	12.517341	6.16%	0	2007*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	7.097852	10.788174	51.99%	0	2009
	12.862466	7.097852	-44.82%	0	2008
	13.809219	12.862466	-6.86%	0	2007*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	7.874359	10.327753	31.16%	0	2009
	12.246510	7.874359	-35.70%	0	2008
	12.524262	12.246510	-2.22%	0	2007*

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	5.943169	9.441286	58.86%	0	2009
	10.744842	5.943169	-44.69%	0	2008
	13.782821	10.744842	-22.04%	0	2007*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.095422	6.670154	-17.61%	0	2009
	7.833324	8.095422	3.35%	0	2008
	8.980197	7.833324	-12.77%	0	2007*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	8.880075	11.187217	25.98%	0	2009
	16.594475	8.880075	-46.49%	0	2008
	15.520588	16.594475	6.92%	40	2007*

Rydex Variable Trust - Transportation Fund - Q/NQ	10.324991	11.865413	14.92%	0	2009
	14.111155	10.324991	-26.83%	0	2008
	15.798486	14.111155	-10.68%	112	2007*

Rydex Variable Trust - Utilities Fund - Q/NQ	12.309384	13.713544	11.41%	0	2009
	17.854010	12.309384	-31.06%	0	2008
	16.160017	17.854010	10.48%	37	2007*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.008878	11.489601	4.37%	0	2009
	12.813071	11.008878	-14.08%	0	2008
	11.081550	12.813071	15.63%	0	2007*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	10.927994	13.618585	24.62%	0	2009
	18.835816	10.927994	-41.98%	0	2008
	15.676260	18.835816	20.16%	0	2007*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.868743	9.743928	-1.26%	0	2009
	10.000000	9.868743	-1.31%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.211579	8.477501	36.48%	0	2009
	11.149238	6.211579	-44.29%	0	2008
	10.010923	11.149238	11.37%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.073021	8.073671	32.94%	0	2009
	10.720946	6.073021	-43.35%	0	2008
	10.000000	10.720946	7.21%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.128400	8.554663	20.01%	0	2009
	10.413037	7.128400	-31.54%	0	2008
	10.014204	10.413037	3.98%	0	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.370171	8.094290	27.07%	0	2009
	10.000000	6.370171	-36.30%	0	2008*

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.719422	9.133355	-6.03%	0	2009
	10.000000	9.719422	-2.81%	0	2008*

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.496636	8.045010	-5.32%	0	2009
	10.678032	8.496636	-20.43%	0	2008
	10.505446	10.678032	1.64%	0	2007*

Maximum Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ	9.532137	10.986935	15.26%	0	2009
	14.931202	9.532137	-36.16%	0	2008
	15.310750	14.931202	-2.48%	0	2007
	13.396896	15.310750	14.29%	0	2006
	13.117863	13.396896	2.13%	0	2005
	11.894845	13.117863	10.28%	0	2004
	10.000000	11.894845	18.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ	7.828441	10.279469	31.31%	0	2009
	13.716395	7.828441	-42.93%	0	2008
	11.612485	13.716395	18.12%	0	2007
	12.300674	11.612485	-5.59%	0	2006
	12.334859	12.300674	-0.28%	0	2005
	11.417847	12.334859	8.03%	0	2004
	10.000000	11.417847	14.18%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ	10.458756	12.234856	16.98%	0	2009
	14.635155	10.458756	-28.54%	0	2008
	15.809432	14.635155	-7.43%	0	2007
	13.650661	15.809432	15.81%	0	2006
	13.315061	13.650661	2.52%	0	2005
	11.932125	13.315061	11.59%	0	2004
	10.000000	11.932125	19.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ	10.674638	14.113069	32.21%	0	2009
	19.084820	10.674638	-44.07%	0	2008
	16.672607	19.084820	14.47%	0	2007
	15.329907	16.672607	8.76%	0	2006
	13.461018	15.329907	13.88%	0	2005
	11.977813	13.461018	12.38%	0	2004
	10.000000	11.977813	19.78%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ	8.681715	11.010642	26.83%	0	2009
	15.556658	8.681715	-44.19%	0	2008
	15.741250	15.556658	-1.17%	0	2007
	13.451732	15.741250	17.02%	0	2006
	13.049421	13.451732	3.08%	0	2005
	12.026583	13.049421	8.50%	0	2004
	10.000000	12.026583	20.27%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ	8.105874	10.124692	24.91%	0	2009
	15.763318	8.105874	-48.58%	0	2008
	12.753354	15.763318	23.60%	0	2007
	12.259086	12.753354	4.03%	0	2006
	11.902347	12.259086	3.00%	0	2005
	11.824991	11.902347	0.65%	0	2004
	10.000000	11.824991	18.25%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III- Q/NQ	7.679856	10.949742	42.58%	0	2009
	10.943882	7.679856	-29.83%	0	2008
	10.870067	10.943882	0.68%	0	2007
	10.069341	10.870067	7.95%	0	2006
	10.000000	10.069341	0.69%	0	2005*

NVIT NVIT Government Bond Fund: Class III - Q/NQ	10.965352	10.990506	0.23%	0	2009
	10.429137	10.965352	5.14%	0	2008
	9.973407	10.429137	4.57%	0	2007
	9.887152	9.973407	0.87%	0	2006
	9.817437	9.887152	0.71%	0	2005
	9.740490	9.817437	0.79%	0	2004
	10.000000	9.740490	-2.60%	0	2003*

NVIT NVIT Investor Destinations Agressive Fund: Class VI - Q/NQ	8.493535	10.558309	24.31%	0	2009
	13.789252	8.493535	-38.40%	0	2008
	13.334639	13.789252	3.41%	0	2007
	11.684683	13.334639	14.12%	0	2006
	11.089126	11.684683	5.37%	0	2005
	10.000000	11.089126	10.89%	0	2004*

NVIT NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ	10.116774	10.786961	6.62%	0	2009
	11.047815	10.116774	-8.43%	0	2008
	10.738148	11.047815	2.88%	0	2007
	10.365779	10.738148	3.59%	0	2006
	10.272007	10.365779	0.91%	0	2005
	10.000000	10.272007	2.72%	0	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ	9.245512	10.771945	16.51%	0	2009
	12.361610	9.245512	-25.21%	0	2008
	11.983674	12.361610	3.15%	0	2007
	11.016731	11.983674	8.78%	0	2006
	10.698360	11.016731	2.98%	0	2005
	10.000000	10.698360	6.98%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Agressive Fund: Class VI - Q/NQ	8.855591	10.740804	21.29%	0	2009
	13.225014	8.855591	-33.04%	0	2008
	12.765914	13.225014	3.60%	0	2007
	11.416610	12.765914	11.82%	0	2006
	10.915438	11.416610	4.59%	0	2005
	10.000000	10.915438	9.15%	0	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ	9.706291	10.859436	11.88%	0	2009
	11.703689	9.706291	-17.07%	0	2008
	11.333436	11.703689	3.27%	0	2007
	10.712128	11.333436	5.80%	0	2006
	10.486948	10.712128	2.15%	0	2005
	10.000000	10.486948	4.87%	0	2004*

NVIT NVIT Money Market Fund: Class II - Q/NQ	10.000000	9.986698	-0.13%	0	2009*

NVIT NVIT Multi-Manager Mid Cap Growth Fund- Class I - Q/NQ	10.000000	12.210603	22.11%	0	2009*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ	7.973644	9.932751	24.57%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ	10.958219	13.510948	23.30%	0	2009

NVIT NVIT Multi-Manager Small Company Fund: Class III - Q/NQ	10.723938	14.101677	31.50%	0	2009
	17.769544	10.723938	-39.65%	0	2008
	17.832609	17.769544	-0.35%	0	2007
	16.302970	17.832609	9.38%	0	2006
	14.872304	16.302970	9.62%	0	2005
	12.798511	14.872304	16.20%	0	2004
	10.000000	12.798511	27.99%	0	2003*

NVIT NVIT Nationwide Fund: Class III - Q/NQ	8.692300	10.703371	23.14%	0	2009
	15.236157	8.692300	-42.95%	0	2008
	14.426892	15.236157	5.61%	0	2007
	12.998789	14.426892	10.99%	0	2006
	12.405515	12.998789	4.78%	0	2005
	11.572280	12.405515	7.20%	0	2004
	10.000000	11.572280	15.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Banking Fund - Q/NQ	5.729653	5.399884	-5.76%	0	2009
	9.978978	5.729653	-42.58%	0	2008
	14.023661	9.978978	-28.84%	0	2007
	12.915108	14.023661	8.58%	0	2006
	13.607990	12.915108	-5.09%	0	2005
	12.151861	13.607990	11.98%	0	2004
	10.000000	12.151861	21.52%	0	2003*

Rydex Variable Trust - Basic Materials Fund - Q/NQ	13.074423	19.837262	51.73%	0	2009
	24.535598	13.074423	-46.71%	0	2008
	18.767514	24.535598	30.73%	0	2007
	15.722288	18.767514	19.37%	0	2006
	15.482512	15.722288	1.55%	0	2005
	13.128136	15.482512	17.93%	0	2004
	10.000000	13.128136	31.28%	0	2003*

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.406213	12.019151	15.50%	0	2009
	12.085662	10.406213	-13.90%	0	2008
	11.862052	12.085662	1.89%	0	2007
	12.570906	11.862052	-5.64%	0	2006
	11.637625	12.570906	8.02%	0	2005
	11.794221	11.637625	-1.33%	0	2004
	10.000000	11.794221	17.94%	0	2003*

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	4.493823	4.892985	8.88%	0	2009
	9.032912	4.493823	-50.25%	0	2008
	7.064932	9.032912	27.86%	0	2007
	8.813710	7.064932	-19.84%	0	2006
	10.000000	8.813710	-11.86%	0	2005*

Rydex Variable Trust - Consumer Products Fund - Q/NQ	11.688867	13.589439	16.26%	0	2009
	15.633170	11.688867	-25.23%	0	2008
	14.421813	15.633170	8.40%	0	2007
	12.582787	14.421813	14.62%	0	2006
	12.942565	12.582787	-2.78%	0	2005
	11.703713	12.942565	10.59%	0	2004
	10.000000	11.703713	17.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	5.043874	6.737820	33.58%	0	2009
	13.499871	5.043874	-62.64%	0	2008
	12.791003	13.499871	5.54%	0	2007
	10.038524	12.791003	27.42%	0	2006
	10.691756	10.038524	-6.11%	0	2005
	10.000000	10.691756	6.92%	0	2004*

Rydex Variable Trust - Electronics Fund - Q/NQ	5.105609	8.563350	67.72%	0	2009
	10.486333	5.105609	-51.31%	0	2008
	11.020890	10.486333	-4.85%	0	2007
	11.017410	11.020890	0.03%	0	2006
	10.866786	11.017410	1.39%	0	2005
	14.270898	10.866786	-23.85%	0	2004
	10.000000	14.270898	42.71%	0	2003*

Rydex Variable Trust - Energy Fund - Q/NQ	14.975729	20.243440	35.17%	0	2009
	28.434878	14.975729	-47.33%	0	2008
	21.872771	28.434878	30.00%	0	2007
	20.021301	21.872771	9.25%	0	2006
	14.805440	20.021301	35.23%	0	2005
	11.468197	14.805440	29.10%	0	2004
	10.000000	11.468197	14.68%	0	2003*

Rydex Variable Trust - Energy Services Fund - Q/NQ	11.052503	17.520559	58.52%	0	2009
	26.712033	11.052503	-58.62%	0	2008
	19.965584	26.712033	33.79%	0	2007
	18.431569	19.965584	8.32%	0	2006
	12.732965	18.431569	44.75%	0	2005
	9.754696	12.732965	30.53%	0	2004
	10.000000	9.754696	-2.45%	0	2003*

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	9.364575	12.398133	32.39%	0	2009
	21.257637	9.364575	-55.95%	0	2008
	19.266716	21.257637	10.33%	0	2007
	15.241338	19.266716	26.41%	0	2006
	14.681943	15.241338	3.81%	0	2005
	12.950733	14.681943	13.37%	0	2004
	10.000000	12.950733	29.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	6.237631	7.285987	16.81%	0	2009
	12.302151	6.237631	-49.30%	0	2008
	15.525780	12.302151	-20.76%	0	2007
	13.626557	15.525780	13.94%	0	2006
	13.504379	13.626557	0.90%	0	2005
	11.814109	13.504379	14.31%	0	2004
	10.000000	11.814109	18.14%	0	2003*

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	15.205953	10.159999	-33.18%	0	2009
	10.757726	15.205953	41.35%	0	2008
	10.045568	10.757726	7.09%	0	2007
	10.626692	10.045568	-5.47%	0	2006
	10.110225	10.626692	5.11%	0	2005
	9.559329	10.110225	5.76%	0	2004
	10.000000	9.559329	-4.41%	0	2003*

Rydex Variable Trust - Health Care Fund - Q/NQ	9.987268	12.150199	21.66%	0	2009
	13.618544	9.987268	-26.66%	0	2008
	13.162260	13.618544	3.47%	0	2007
	12.829212	13.162260	2.60%	0	2006
	11.879271	12.829212	8.00%	0	2005
	11.458212	11.879271	3.67%	0	2004
	10.000000	11.458212	14.58%	0	2003*

Rydex Variable Trust - Internet Fund - Q/NQ	9.002572	14.572957	61.88%	0	2009
	16.734106	9.002572	-46.20%	0	2008
	15.534087	16.734106	7.73%	0	2007
	14.507660	15.534087	7.08%	0	2006
	15.070738	14.507660	-3.74%	0	2005
	13.325957	15.070738	13.09%	0	2004
	10.000000	13.325957	33.26%	0	2003*

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	9.200325	4.969886	-45.98%	0	2009
	5.860747	9.200325	56.98%	0	2008
	6.598858	5.860747	-11.19%	0	2007
	8.641952	6.598858	-23.64%	0	2006
	8.712214	8.641952	-0.81%	0	2005
	10.000000	8.712214	-12.88%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	5.613324	6.542083	16.55%	0	2009
	8.241256	5.613324	-31.89%	0	2008
	8.844243	8.241256	-6.82%	0	2007
	8.381686	8.844243	5.52%	0	2006
	9.062015	8.381686	-7.51%	0	2005
	10.393396	9.062015	-12.81%	0	2004
	10.000000	10.393396	3.93%	0	2003*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	9.150695	5.780234	-36.83%	0	2009
	6.974768	9.150695	31.20%	0	2008
	7.291951	6.974768	-4.35%	0	2007
	7.767962	7.291951	-6.13%	0	2006
	8.665656	7.767962	-10.36%	0	2005
	10.000000	8.665656	-13.34%	0	2004*

Rydex Variable Trust - Inverse NASDAQ - 100® Strategy Fund - Q/NQ	7.690780	4.497690	-41.52%	0	2009
	5.323224	7.690780	44.48%	0	2008
	6.148549	5.323224	-13.42%	0	2007
	6.388903	6.148549	-3.76%	0	2006
	6.463456	6.388903	-1.15%	0	2005
	7.511125	6.463456	-13.95%	0	2004
	10.000000	7.511125	-24.89%	0	2003*

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	8.576230	5.619985	-34.47%	0	2009
	7.046862	8.576230	21.70%	0	2008
	6.853153	7.046862	2.83%	0	2007
	7.974573	6.853153	-14.06%	0	2006
	8.427467	7.974573	-5.37%	0	2005
	10.000000	8.427467	-15.73%	0	2004*

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	8.441874	5.969255	-29.29%	0	2009
	6.211456	8.441874	35.91%	0	2008
	6.312750	6.211456	-1.60%	0	2007
	6.992249	6.312750	-9.72%	0	2006
	7.219409	6.992249	-3.15%	0	2005
	8.237928	7.219409	-12.36%	0	2004
	10.000000	8.237928	-17.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	10.540499	12.722913	20.71%	0	2009
	16.113373	10.540499	-34.59%	0	2008
	18.600956	16.113373	-13.37%	0	2007
	18.126133	18.600956	2.62%	0	2006
	15.430787	18.126133	17.47%	0	2005
	14.329881	15.430787	7.68%	0	2004
	10.000000	14.329881	43.30%	0	2003*

Rydex Variable Trust - Leisure Fund - Q/NQ	8.019073	10.700886	33.44%	0	2009
	16.141001	8.019073	-50.32%	0	2008
	16.970824	16.141001	-4.89%	0	2007
	14.082058	16.970824	20.51%	0	2006
	15.165834	14.082058	-7.15%	0	2005
	12.544997	15.165834	20.89%	0	2004
	10.000000	12.544997	25.45%	0	2003*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	8.897802	13.234265	48.74%	0	2009
	20.187282	8.897802	-55.92%	0	2008
	19.968449	20.187282	1.10%	0	2007
	18.520325	19.968449	7.82%	0	2006
	16.633931	18.520325	11.34%	0	2005
	13.953064	16.633931	19.21%	0	2004
	10.000000	13.953064	39.53%	0	2003*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	5.394792	11.468361	112.58%	0	2009
	20.175324	5.394792	-73.26%	0	2008
	16.126000	20.175324	25.11%	0	2007
	15.755540	16.126000	2.35%	0	2006
	16.646439	15.755540	-5.35%	0	2005
	14.933789	16.646439	11.47%	0	2004
	10.000000	14.933789	49.34%	0	2003*

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	8.699833	12.906593	48.35%	0	2009
	15.346646	8.699833	-43.31%	0	2008
	13.347103	15.346646	14.98%	0	2007
	12.928088	13.347103	3.24%	0	2006
	13.099361	12.928088	-1.31%	0	2005
	12.274128	13.099361	6.72%	0	2004
	10.000000	12.274128	22.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Nova Fund - Q/NQ	7.257515	9.598368	32.25%	0	2009
	16.335220	7.257515	-55.57%	0	2008
	16.552827	16.335220	-1.31%	0	2007
	14.218176	16.552827	16.42%	0	2006
	14.011125	14.218176	1.48%	0	2005
	12.524174	14.011125	11.87%	0	2004
	10.000000	12.524174	25.24%	0	2003*

Rydex Variable Trust - Precious Metals Fund - Q/NQ	12.455346	18.141747	45.65%	0	2009
	20.773843	12.455346	-40.04%	0	2008
	17.806209	20.773843	16.67%	0	2007
	15.023431	17.806209	18.52%	0	2006
	12.732429	15.023431	17.99%	0	2005
	15.207562	12.732429	-16.28%	0	2004
	10.000000	15.207562	52.08%	0	2003*

Rydex Variable Trust - Real Estate Fund - Q/NQ	8.991861	10.993172	22.26%	0	2009
	15.788337	8.991861	-43.05%	0	2008
	20.003485	15.788337	-21.07%	0	2007
	15.676913	20.003485	27.60%	0	2006
	14.989762	15.676913	4.58%	0	2005
	11.855633	14.989762	26.44%	0	2004
	10.000000	11.855633	18.56%	0	2003*

Rydex Variable Trust - Retailing Fund - Q/NQ	8.197966	11.539884	40.77%	0	2009
	12.527416	8.197966	-34.56%	0	2008
	14.688198	12.527416	-14.71%	0	2007
	13.670872	14.688198	7.44%	0	2006
	13.278424	13.670872	2.96%	0	2005
	12.361375	13.278424	7.42%	0	2004
	10.000000	12.361375	23.61%	0	2003*

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.327309	12.135808	30.11%	0	2009
	19.652248	9.327309	-52.54%	0	2008
	21.593597	19.652248	-8.99%	0	2007
	18.306402	21.593597	17.96%	0	2006
	18.048340	18.306402	1.43%	0	2005
	14.769922	18.048340	22.20%	0	2004
	10.000000	14.769922	47.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	5.788108	8.268953	42.86%	0	2009
	18.526100	5.788108	-68.76%	0	2008
	18.868569	18.526100	-1.82%	0	2007
	15.627564	18.868569	20.74%	0	2006
	15.486526	15.627564	0.91%	0	2005
	13.573402	15.486526	14.09%	0	2004
	10.000000	13.573402	35.73%	0	2003*

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	6.304714	9.060142	43.70%	0	2009
	10.735624	6.304714	-41.27%	0	2008
	10.485977	10.735624	2.38%	0	2007
	10.192367	10.485977	2.88%	0	2006
	10.260217	10.192367	-0.66%	0	2005
	10.000000	10.260217	2.60%	0	2004*

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	5.982627	8.831814	47.62%	0	2009
	11.939346	5.982627	-49.89%	0	2008
	12.928486	11.939346	-7.65%	0	2007
	11.257189	12.928486	14.85%	0	2006
	11.069396	11.257189	1.70%	0	2005
	10.000000	11.069396	10.69%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	7.713414	11.805686	53.05%	0	2009
	12.377470	7.713414	-37.68%	0	2008
	11.694989	12.377470	5.84%	0	2007
	11.618508	11.694989	0.66%	0	2006
	10.679042	11.618508	8.80%	0	2005
	10.000000	10.679042	6.79%	0	2004*

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	6.996969	10.602240	51.53%	0	2009
	12.718794	6.996969	-44.99%	0	2008
	13.697183	12.718794	-7.14%	0	2007
	11.986230	13.697183	14.27%	0	2006
	11.336649	11.986230	5.73%	0	2005
	10.000000	11.336649	13.37%	0	2004*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	7.762443	10.149747	30.75%	0	2009
	12.109659	7.762443	-35.90%	0	2008
	12.422606	12.109659	-2.52%	0	2007
	11.813979	12.422606	5.15%	0	2006
	11.397047	11.813979	3.66%	0	2005
	10.000000	11.397047	13.97%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	5.858672	9.278496	58.37%	0	2009
	10.624773	5.858672	-44.86%	0	2008
	13.670971	10.624773	-22.28%	0	2007
	11.749514	13.670971	16.35%	0	2006
	11.615242	11.749514	1.16%	0	2005
	10.000000	11.615242	16.15%	0	2004*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	8.015195	6.583808	-17.86%	0	2009
	7.779553	8.015195	3.03%	0	2008
	8.946118	7.779553	-13.04%	0	2007
	10.255357	8.946118	-12.77%	0	2006
	10.000000	10.255357	2.55%	0	2005*

Rydex Variable Trust - Technology Fund - Q/NQ	7.891861	11.985357	51.87%	0	2009
	14.813387	7.891861	-46.72%	0	2008
	13.752154	14.813387	7.72%	0	2007
	13.305639	13.752154	3.36%	0	2006
	13.220507	13.305639	0.64%	0	2005
	13.391617	13.220507	-1.28%	0	2004
	10.000000	13.391617	33.92%	0	2003*

Rydex Variable Trust - Telecommunications Fund - Q/NQ	8.727980	10.961909	25.60%	0	2009
	16.360550	8.727980	-46.65%	0	2008
	15.349092	16.360550	6.59%	0	2007
	13.158009	15.349092	16.65%	0	2006
	13.325631	13.158009	-1.26%	0	2005
	12.116893	13.325631	9.98%	0	2004
	10.000000	12.116893	21.17%	0	2003*

Rydex Variable Trust - Transportation Fund - Q/NQ	10.148197	11.626446	14.57%	0	2009
	13.912239	10.148197	-27.06%	0	2008
	15.623943	13.912239	-10.96%	0	2007
	14.906406	15.623943	4.81%	0	2006
	14.077637	14.906406	5.89%	0	2005
	11.727610	14.077637	20.04%	0	2004
	10.000000	11.727610	17.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Utilities Fund - Q/NQ	12.098702	13.437528	11.07%	0	2009
	17.602449	12.098702	-31.27%	0	2008
	15.981509	17.602449	10.14%	0	2007
	13.535610	15.981509	18.07%	0	2006
	12.542404	13.535610	7.92%	0	2005
	10.954235	12.542404	14.50%	0	2004
	10.000000	10.954235	9.54%	0	2003*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	10.899821	11.340894	4.05%	0	2009
	12.725145	10.899821	-14.34%	0	2008
	11.039531	12.725145	15.27%	0	2007
	9.690250	11.039531	13.92%	0	2006
	10.000000	9.690250	-3.10%	0	2005*

Rydex|SGI Variable Trust - All-Cap Opportunity Fund - Q/NQ	10.740867	13.344380	24.24%	0	2009
	18.570352	10.740867	-42.16%	0	2008
	15.503072	18.570352	19.78%	0	2007
	14.259677	15.503072	8.72%	0	2006
	12.847686	14.259677	10.99%	0	2005
	11.889647	12.847686	8.06%	0	2004
	10.000000	11.889647	18.90%	0	2003*

Rydex|SGI Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	9.867169	9.712529	-1.57%	0	2009
	10.000000	9.867169	-1.33%	0	2008*

Rydex|SGI Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	6.172118	8.397839	36.06%	0	2009
	11.112560	6.172118	-44.46%	0	2008
	10.008819	11.112560	11.03%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Select Allocation Fund - Q/NQ	6.041957	8.007770	32.54%	0	2009
	10.698978	6.041957	-43.53%	0	2008
	10.000000	10.698978	6.99%	0	2007*

Rydex|SGI Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	7.083126	8.474272	19.64%	0	2009
	10.378765	7.083126	-31.75%	0	2008
	10.012100	10.378765	3.66%	0	2007*

Rydex|SGI Variable Trust - International Opportunity Fund - Q/NQ	6.357103	8.052927	26.68%	0	2009
	10.000000	6.357103	-36.43%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex|SGI Variable Trust - Managed Futures Strategy Fund - Q/NQ	9.717871	9.103930	-6.32%	0	2009
	10.000000	9.717871	-2.82%	0	2008*

Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	8.416478	7.944667	-5.61%	0	2009
	10.609839	8.416478	-20.67%	0	2008
	10.470611	10.609839	1.33%	0	2007
	10.059219	10.470611	4.09%	0	2006
	10.000000	10.059219	0.59%	0	2005*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Federated NVIT High Income Bond Fund - Class III (HIBF3)
8,966,378 shares (cost $52,204,307)	$59,088,434
NVIT Fund - Class III (TRF3)
35,162 shares (cost $299,599)	286,223
NVIT Government Bond Fund - Class III (GBF3)
1,820,059 shares (cost $21,646,812)	21,367,490
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
866,233 shares (cost $8,177,544)	7,094,451
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
1,190,914 shares (cost $11,475,517)	11,706,687
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2,097,769 shares (cost $22,669,634)	20,285,431
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
1,144,068 shares (cost $11,761,269)	10,674,152
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
1,005,170 shares (cost $9,508,015)	9,820,510
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
73,248 shares (cost $495,015)	614,550
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
19,636 shares (cost $238,513)	240,347
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
57,704 shares (cost $556,835)	480,099
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
144,547 shares (cost $2,098,300)	2,093,037
VP Income & Growth Fund - Class III (ACVIG3)
620,176 shares (cost $4,240,979)	3,336,545
VP Ultra(R) Fund - Class III (ACVU3)
105,936 shares (cost $988,617)	859,139
VP Value Fund - Class III (ACVV3)
1,084,059 shares (cost $5,479,080)	5,723,830
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
611,591 shares (cost $13,795,420)	12,378,608
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
303,365 shares (cost $6,748,832)	5,002,481
(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
132,617 shares (cost $4,180,418)	$3,938,711
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
1,809 shares (cost $38,072)	31,017
ClearBridge Variable Investors Portfolio - Class I (SBVI)
153,485 shares (cost $2,596,927)	1,906,284
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
12,191 shares (cost $104,650)	76,196
Western Asset Variable Money Market Portfolio (SBMMP)
194,894 shares (cost $194,894)	194,894
Variable Trust: All-Cap Opportunity Fund (RSRF)
1,660,089 shares (cost $15,478,759)	19,107,624
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
75,957 shares (cost $1,509,401)	1,525,977
Variable Trust: Amerigo Fund (RVAMR)
329,683 shares (cost $9,656,289)	9,893,785
Variable Trust: Banking Fund (RBKF)
145,014 shares (cost $1,822,535)	1,815,573
Variable Trust: Basic Materials Fund (RBMF)
855,125 shares (cost $24,457,832)	24,986,766
Variable Trust: Berolina Fund (RVBER)
227,404 shares (cost $4,748,455)	4,864,163
Variable Trust: Biotechnology Fund (RBF)
277,320 shares (cost $6,064,905)	6,245,244
Variable Trust: Clermont Fund (RVCLR)
311,197 shares (cost $6,434,323)	6,762,317
Variable Trust: Commodities Strategy Fund (RVCMD)
1,243,428 shares (cost $15,116,104)	15,642,321
Variable Trust: Consumer Products Fund (RCPF)
403,440 shares (cost $12,983,804)	13,010,954
Variable Trust: Dow 2x Strategy Fund (RVLDD)
139,902 shares (cost $8,982,652)	9,239,143
Variable Trust: Electronics Fund (RELF)
1,366,028 shares (cost $14,721,345)	16,009,854
Variable Trust: Energy Fund (RENF)
689,731 shares (cost $18,581,512)	18,188,214
Variable Trust: Energy Services Fund (RESF)
1,018,380 shares (cost $22,844,815)	22,363,614
(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Variable Trust: Europe 1.25x Strategy Fund (RLCE)
542,212 shares (cost $9,240,321)	$9,114,582
Variable Trust: Financial Services Fund (RFSF)
1,082,489 shares (cost $14,691,571)	14,548,655
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2,389,770 shares (cost $16,458,129)	15,748,582
Variable Trust: Health Care Fund (RHCF)
620,872 shares (cost $15,810,665)	16,422,060
Variable Trust: International Opportunity Fund (RVIRO)
429,153 shares (cost $9,135,882)	9,544,352
Variable Trust: Internet Fund (RINF)
1,291,424 shares (cost $19,883,609)	21,076,046
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
394,360 shares (cost $7,833,387)	7,772,830
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
672,338 shares (cost $10,519,856)	10,918,766
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
46,836 shares (cost $1,480,074)	1,418,674
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
530,343 shares (cost $8,205,641)	7,955,152
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
213,515 shares (cost $6,259,133)	6,121,486
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
306,906 shares (cost $13,157,662)	12,994,396
Variable Trust: Japan 2x Strategy Fund (RLCJ)
180,836 shares (cost $3,181,957)	3,358,120
Variable Trust: Leisure Fund (RLF)
256,028 shares (cost $9,475,681)	10,666,109
Variable Trust: Managed Futures Strategy Fund (RVMFU)
653,511 shares (cost $15,344,472)	15,154,918
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
409,932 shares (cost $5,964,016)	6,124,383
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)
103,876 shares (cost $1,757,567)	1,916,517
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
592,154 shares (cost $11,766,537)	11,878,606
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
541,523 shares (cost $9,132,294)	9,671,595
(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Variable Trust: NASDAQ-100(R) Fund (ROF)
837,392 shares (cost $12,939,405)	$13,364,769
Variable Trust: Nova Fund (RNF)
365,102 shares (cost $21,286,714)	22,329,626
Variable Trust: Precious Metals Fund (RPMF)
2,990,256 shares (cost $40,931,003)	41,235,624
Variable Trust: Real Estate Fund (RREF)
935,299 shares (cost $19,327,279)	20,052,802
Variable Trust: Retailing Fund (RRF)
1,022,336 shares (cost $10,980,448)	11,102,571
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
207,499 shares (cost $4,359,767)	4,583,656
Variable Trust: S&P 500 2x Strategy Fund (RTF)
105,812 shares (cost $9,401,974)	9,486,065
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
678,525 shares (cost $15,900,851)	16,454,243
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
246,925 shares (cost $16,394,850)	16,830,413
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
967,119 shares (cost $25,266,640)	28,588,044
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
258,595 shares (cost $16,740,199)	17,281,885
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
163,494 shares (cost $3,743,386)	3,894,434
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
70,395 shares (cost $6,214,347)	5,738,639
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
513,621 shares (cost $3,495,350)	3,533,715
Variable Trust: Technology Fund (RTEC)
1,764,483 shares (cost $18,421,087)	19,356,379
Variable Trust: Telecommunications Fund (RTEL)
246,940 shares (cost $2,401,902)	2,420,015
Variable Trust: Transportation Fund (RTRF)
513,496 shares (cost $6,465,093)	6,511,133
Variable Trust: Utilities Fund (RUTL)
413,331 shares (cost $6,683,213)	6,782,765
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
107,931 shares (cost $3,059,546)	2,887,148
(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class II (NVMM2)
270,177,235 shares (cost $270,177,235)	$270,177,235

Total Investments	1,061,871,655
Total Assets	1,061,871,655

Accounts Payable	144,406

$1,061,727,245

Contract Owners’ Equity:
Accumulation units	1,061,207,765
Contracts in payout (annuitization) period	519,480

Total Contract Owners’ Equity (note 5)	$1,061,727,245

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	HIBF3	TRF3	GBF3	GVIDA6	GVIDC6	GVIDM6	GVDMA6

Reinvested dividends	$9,030,694	3,178,404	4,415	660,569	53,136	163,672	259,296	129,198
Mortality and expense risk charges (note 2)	(14,694,991)	(498,040)	(5,476)	(272,881)	(87,005)	(122,815)	(248,921)	(141,010)

Net investment income (loss)	(5,664,297)	2,680,364	(1,061)	387,688	(33,869)	40,857	10,375	(11,812)

Realized gain (loss) on investments	(1,724,132)	1,963,024	(235,555)	225,457	(2,530,588)	(257,564)	(2,260,342)	(3,224,810)
Change in unrealized gain (loss) on investments	89,697,232	7,765,209	300,928	(802,633)	3,435,744	860,012	4,540,680	4,634,630

Net gain (loss) on investments	87,973,100	9,728,233	65,373	(577,176)	905,156	602,448	2,280,338	1,409,820

Reinvested capital gains	14,026,514	-	-	315,726	263,907	46,683	396,491	473,288

Net increase (decrease) in contract owners’ equity resulting from operations	$96,335,317	12,408,597	64,312	126,238	1,135,194	689,988	2,687,204	1,871,296

Investment Activity:	GVDMC6	NVMMG1	SCGF3	SCVF3	SCF3	ACVIG3	ACVU3	ACVV3

Reinvested dividends	$133,886	-	-	2,564	3,953	130,173	2,094	312,885
Mortality and expense risk charges (note 2)	(110,280)	(5,478)	(3,833)	(6,370)	(21,003)	(40,537)	(10,959)	(78,466)

Net investment income (loss)	23,606	(5,478)	(3,833)	(3,806)	(17,050)	89,636	(8,865)	234,419

Realized gain (loss) on investments	(1,081,337)	9,820	(102,628)	(168,355)	(678,613)	(844,743)	(143,126)	(2,566,225)
Change in unrealized gain (loss) on investments	1,784,524	119,536	169,008	259,722	1,117,057	1,130,114	364,290	3,030,183

Net gain (loss) on investments	703,187	129,356	66,380	91,367	438,444	285,371	221,164	463,958

Reinvested capital gains	120,647	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$847,440	123,878	62,547	87,561	421,394	375,007	212,299	698,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FC2R	FEI2R	FG2R	SBTRP	SBVI	SBIEP	SBMMP	RSRF

Reinvested dividends	$125,075	91,934	5,673	364	35,611	775	257	17,033
Mortality and expense risk charges (note 2)	(181,164)	(67,682)	(58,236)	(341)	(24,639)	(938)	(2,022)	(338,536)

Net investment income (loss)	(56,089)	24,252	(52,563)	23	10,972	(163)	(1,765)	(321,503)

Realized gain (loss) on investments	(6,138,297)	(1,907,183)	(1,007,884)	(167)	(326,546)	(41,040)	-	(9,463,759)
Change in unrealized gain (loss) on investments	9,466,960	2,934,285	1,989,360	6,868	714,136	59,754	-	14,413,766

Net gain (loss) on investments	3,328,663	1,027,102	981,476	6,701	387,590	18,714	-	4,950,007

Reinvested capital gains	3,041	-	3,210	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,275,615	1,051,354	932,123	6,724	398,562	18,551	(1,765)	4,628,504

Investment Activity:	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

Reinvested dividends	$-	68,661	260,682	46,398	83,009	-	138,671	269,093
Mortality and expense risk charges (note 2)	(16,539)	(122,005)	(123,013)	(252,709)	(48,259)	(211,032)	(52,303)	(235,386)

Net investment income (loss)	(16,539)	(53,344)	137,669	(206,311)	34,750	(211,032)	86,368	33,707

Realized gain (loss) on investments	25,872	(2,493,176)	(911,154)	4,244,885	(756,634)	155,283	120,825	(8,441,033)
Change in unrealized gain (loss) on investments	17,862	4,697,970	(23,255)	688,949	1,507,176	(167,912)	547,588	9,539,055

Net gain (loss) on investments	43,734	2,204,794	(934,409)	4,933,834	750,542	(12,629)	668,413	1,098,022

Reinvested capital gains	-	-	-	682,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$27,195	2,151,450	(796,740)	5,410,447	785,292	(223,661)	754,781	1,131,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB

Reinvested dividends	$201,203	-	-	-	-	169,109	201,755	406,681
Mortality and expense risk charges (note 2)	(173,725)	(138,239)	(181,242)	(218,129)	(291,312)	(82,253)	(155,874)	(269,363)

Net investment income (loss)	27,478	(138,239)	(181,242)	(218,129)	(291,312)	86,856	45,881	137,318

Realized gain (loss) on investments	750,679	236,735	4,868,646	1,760,115	304,429	1,922,910	2,262,604	(7,777,503)
Change in unrealized gain (loss) on investments	178,368	(287,198)	1,284,230	1,196,437	6,345,363	(451,401)	705,401	(8,345,610)

Net gain (loss) on investments	929,047	(50,463)	6,152,876	2,956,552	6,649,792	1,471,509	2,968,005	(16,123,113)

Reinvested capital gains	-	-	-	1,431,616	1,292,442	-	-	7,645,881

Net increase (decrease) in contract owners’ equity resulting from operations	$956,525	(188,702)	5,971,634	4,170,039	7,650,922	1,558,365	3,013,886	(8,339,914)

Investment Activity:	RHCF	RVIRO	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC

Reinvested dividends	$-	39,015	-	-	-	-	9,125	-
Mortality and expense risk charges (note 2)	(213,243)	(79,581)	(202,942)	(158,094)	(138,137)	(41,459)	(106,649)	(76,526)

Net investment income (loss)	(213,243)	(40,566)	(202,942)	(158,094)	(138,137)	(41,459)	(97,524)	(76,526)

Realized gain (loss) on investments	311,226	327,712	5,082,467	(8,119,811)	759,360	(1,449,812)	(4,454,004)	(3,235,124)
Change in unrealized gain (loss) on investments	1,612,272	262,966	1,213,636	648,990	285,961	430,139	(191,640)	8,043

Net gain (loss) on investments	1,923,498	590,678	6,296,103	(7,470,821)	1,045,321	(1,019,673)	(4,645,644)	(3,227,081)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,710,255	550,112	6,093,161	(7,628,915)	907,184	(1,061,132)	(4,743,168)	(3,303,607)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	RUF	RLCJ	RLF	RVMFU	RMED	RVCEQ	RVARS	RVF

Reinvested dividends	$-	12,573	-	-	2,531	-	139,285	-
Mortality and expense risk charges (note 2)	(359,717)	(52,426)	(92,023)	(166,565)	(73,177)	(27,905)	(185,119)	(150,973)

Net investment income (loss)	(359,717)	(39,853)	(92,023)	(166,565)	(70,646)	(27,905)	(45,834)	(150,973)

Realized gain (loss) on investments	(7,694,221)	956,058	825,857	(502,852)	1,149,131	127,350	(2,619,427)	6,773,872
Change in unrealized gain (loss) on investments	(60,535)	(308,608)	1,302,072	(170,545)	(372,660)	381,648	2,233,681	251,066

Net gain (loss) on investments	(7,754,756)	647,450	2,127,929	(673,397)	776,471	508,998	(385,746)	7,024,938

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,114,473)	607,597	2,035,906	(839,962)	705,825	481,093	(431,580)	6,873,965

Investment Activity:	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG

Reinvested dividends	$-	162,155	-	417,525	-	-	41,939	-
Mortality and expense risk charges (note 2)	(173,393)	(249,060)	(502,771)	(234,102)	(170,537)	(89,090)	(127,558)	(127,897)

Net investment income (loss)	(173,393)	(86,905)	(502,771)	183,423	(170,537)	(89,090)	(85,619)	(127,897)

Realized gain (loss) on investments	4,029,792	3,892,643	15,653,466	2,241,742	3,181,301	1,471,617	1,786,295	3,116,942
Change in unrealized gain (loss) on investments	425,051	935,014	(5,559,372)	1,766,617	(191,239)	(509,018)	(823,475)	315,677

Net gain (loss) on investments	4,454,843	4,827,657	10,094,094	4,008,359	2,990,062	962,599	962,820	3,432,619

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,281,450	4,740,752	9,591,323	4,191,782	2,819,525	873,509	877,201	3,304,722

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL

Reinvested dividends	$274,170	-	138,422	-	74,775	-	-	89,199
Mortality and expense risk charges (note 2)	(118,916)	(259,637)	(126,492)	(107,329)	(150,016)	(51,199)	(182,284)	(26,387)

Net investment income (loss)	155,254	(259,637)	11,930	(107,329)	(75,241)	(51,199)	(182,284)	62,812

Realized gain (loss) on investments	1,681,410	3,228,861	765,371	1,031,437	4,111,295	(2,575,969)	3,213,304	317,103
Change in unrealized gain (loss) on investments	468,795	3,833,158	2,001,119	(92,953)	941,054	576,569	2,201,709	128,574

Net gain (loss) on investments	2,150,205	7,062,019	2,766,490	938,484	5,052,349	(1,999,400)	5,415,013	445,677

Reinvested capital gains	-	-	-	-	-	1,350,658	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,305,459	6,802,382	2,778,420	831,155	4,977,108	(699,941)	5,232,729	508,489

Investment Activity:	RTRF	RUTL	RVWDL	SGRF3	NVMM2	SAM2	RVHEQ

Reinvested dividends	$30,385	377,496	1,285	-	-	30,595	33,990
Mortality and expense risk charges (note 2)	(70,845)	(213,051)	(65,859)	(2,473)	(218,185)	(4,370,635)	(34,724)

Net investment income (loss)	(40,460)	164,445	(64,574)	(2,473)	(218,185)	(4,340,040)	(734)

Realized gain (loss) on investments	(2,747,410)	1,077,317	700,041	(404,997)	-	-	(1,226,497)
Change in unrealized gain (loss) on investments	(125,573)	(706,974)	(425,109)	419,915	-	-	864,051

Net gain (loss) on investments	(2,872,983)	370,343	274,932	14,918	-	-	(362,446)

Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,913,443)	534,788	210,358	12,445	(218,185)	(4,340,040)	(363,180)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		HIBF3		TRF3		GBF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,664,297)	(6,357,517)	2,680,364	497,374	(1,061)	(2,688)	387,688	568,787
Realized gain (loss) on investments	(1,724,132)	(268,561,090)	1,963,024	(1,373,290)	(235,555)	(414,737)	225,457	357,645
Change in unrealized gain (loss) on investments	89,697,232	(29,136,303)	7,765,209	(658,637)	300,928	(289,456)	(802,633)	202,253
Reinvested capital gains	14,026,514	20,176,366	-	-	-	167,462	315,726	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,335,317	(283,878,544)	12,408,597	(1,534,553)	64,312	(539,419)	126,238	1,128,685

Equity transactions:
Purchase payments received from contract owners (note 3)	186,281,506	191,493,555	1,012,095	281,159	11,190	6,453	2,547,297	606,689
Transfers between funds	-	-	37,842,121	4,968,847	(120,800)	(287,800)	3,517,489	2,272,594
Redemptions (note 3)	(161,332,944)	(195,510,244)	(3,006,274)	(1,385,378)	(80,077)	(77,849)	(3,308,628)	(3,533,033)
Annuity benefits	(403,194)	(477,694)	-	-	-	-	(15,017)	(14,760)
Contract maintenance charges (note 2)	(2,046)	(2,198)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,913,569)	(2,059,850)	(15,617)	(10,754)	(823)	(453)	(44,930)	(46,613)
Adjustments to maintain reserves	(329,216)	23,992	(172)	(81)	(934)	737	(264)	(67)

Net equity transactions	22,300,537	(6,532,439)	35,832,153	3,853,793	(191,444)	(358,912)	2,695,947	(715,190)

Net change in contract owners’ equity	118,635,854	(290,410,983)	48,240,750	2,319,240	(127,132)	(898,331)	2,822,185	413,495
Contract owners’ equity beginning of period	943,091,391	1,233,502,374	10,847,383	8,528,143	412,622	1,310,953	18,545,020	18,131,525

Contract owners’ equity end of period	$1,061,727,245	943,091,391	59,088,133	10,847,383	285,490	412,622	21,367,205	18,545,020

CHANGES IN UNITS:
Beginning units	104,965,971	93,051,817	1,358,208	757,438	50,588	93,336	1,445,042	1,498,890
Units purchased	741,616,721	871,079,222	7,778,043	2,141,758	8,525	61,804	1,389,371	1,539,681
Units redeemed	(742,568,346)	(859,165,068)	(3,995,854)	(1,540,988)	(31,384)	(104,552)	(1,183,021)	(1,593,529)

Ending units	104,014,346	104,965,971	5,140,397	1,358,208	27,729	50,588	1,651,392	1,445,042

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDA6		GVIDC6		GVIDM6		GVDMA6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(33,869)	27,523	40,857	134,080	10,375	289,444	(11,812)	150,387
Realized gain (loss) on investments	(2,530,588)	(353,552)	(257,564)	(264,721)	(2,260,342)	(681,416)	(3,224,810)	(999,513)
Change in unrealized gain (loss) on investments	3,435,744	(4,614,565)	860,012	(597,549)	4,540,680	(7,387,174)	4,634,630	(5,626,542)
Reinvested capital gains	263,907	1,322,079	46,683	132,805	396,491	1,847,929	473,288	1,425,578

Net increase (decrease) in contract owners’ equity resulting from operations	1,135,194	(3,618,515)	689,988	(595,385)	2,687,204	(5,931,217)	1,871,296	(5,050,090)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,447	143,160	1,100,523	556,385	908,168	1,016,951	411,895	741,529
Transfers between funds	1,069,866	(1,806,200)	4,137,160	3,299,332	2,180,696	3,436,657	99,692	117,072
Redemptions (note 3)	(584,575)	(384,468)	(1,613,545)	(1,112,556)	(2,341,485)	(4,220,526)	(1,601,768)	(1,156,679)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,365)	(10,702)	(12,349)	(36,681)	(18,259)	(36,668)	(37,338)	(13,659)
Adjustments to maintain reserves	(117)	(2)	(59)	(70)	(243)	(53)	(218)	(85)

Net equity transactions	496,256	(2,058,212)	3,611,730	2,706,410	728,877	196,361	(1,127,737)	(311,822)

Net change in contract owners’ equity	1,631,450	(5,676,727)	4,301,718	2,111,025	3,416,081	(5,734,856)	743,559	(5,361,912)
Contract owners’ equity beginning of period	5,462,939	11,139,666	7,404,922	5,293,897	16,869,176	22,604,032	9,930,470	15,292,382

Contract owners’ equity end of period	$7,094,389	5,462,939	11,706,640	7,404,922	20,285,257	16,869,176	10,674,029	9,930,470

CHANGES IN UNITS:
Beginning units	619,874	783,334	698,779	462,812	1,744,209	1,764,416	1,069,845	1,115,759
Units purchased	304,929	135,643	787,979	934,216	668,817	760,652	433,311	637,699
Units redeemed	(284,108)	(299,103)	(461,997)	(698,249)	(631,518)	(780,859)	(563,098)	(683,613)

Ending units	640,695	619,874	1,024,761	698,779	1,781,508	1,744,209	940,058	1,069,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC6		NVMMG1		SCGF3		SCVF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$23,606	126,271	(5,478)	-	(3,833)	(5,502)	(3,806)	(3,002)
Realized gain (loss) on investments	(1,081,337)	(403,612)	9,820	-	(102,628)	(2,564)	(168,355)	(138,588)
Change in unrealized gain (loss) on investments	1,784,524	(1,485,453)	119,536	-	169,008	(239,074)	259,722	(116,579)
Reinvested capital gains	120,647	401,497	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	847,440	(1,361,297)	123,878	-	62,547	(247,140)	87,561	(258,169)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,110,865	603,415	(53)	-	26,462	1,666	13,073	21,323
Transfers between funds	1,852,884	(2,272,143)	544,319	-	(4,596)	(73,056)	(63,685)	(189,858)
Redemptions (note 3)	(663,638)	(948,879)	(58,823)	-	(82,858)	(40,923)	(45,609)	(52,347)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,579)	(10,358)	(972)	-	(1,730)	(1,005)	(411)	(103)
Adjustments to maintain reserves	(114)	(67)	(1,550)	-	(36)	(9)	(61)	6

Net equity transactions	2,296,418	(2,628,032)	482,921	-	(62,758)	(113,327)	(96,693)	(220,979)

Net change in contract owners’ equity	3,143,858	(3,989,329)	606,799	-	(211)	(360,467)	(9,132)	(479,148)
Contract owners’ equity beginning of period	6,676,541	10,665,870	-	-	240,525	600,992	489,197	968,345

Contract owners’ equity end of period	$9,820,399	6,676,541	606,799	-	240,314	240,525	480,065	489,197

CHANGES IN UNITS:
Beginning units	657,880	880,836	-	-	36,528	48,203	53,479	70,779
Units purchased	672,375	328,888	63,337	-	24,494	5,406	12,539	14,703
Units redeemed	(474,926)	(551,844)	(11,906)	-	(32,099)	(17,081)	(24,191)	(32,003)

Ending units	855,329	657,880	51,431	-	28,923	36,528	41,827	53,479

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF3		ACVIG3		ACVU3		ACVV3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(17,050)	(13,035)	89,636	38,987	(8,865)	(15,781)	234,419	75,409
Realized gain (loss) on investments	(678,613)	(711,520)	(844,743)	(1,137,660)	(143,126)	(66,591)	(2,566,225)	(1,802,967)
Change in unrealized gain (loss) on investments	1,117,057	(833,929)	1,130,114	(1,831,399)	364,290	(706,406)	3,030,183	(1,703,975)
Reinvested capital gains	-	475,677	-	696,796	-	175,729	-	1,028,922

Net increase (decrease) in contract owners’ equity resulting from operations	421,394	(1,082,807)	375,007	(2,233,276)	212,299	(613,049)	698,377	(2,402,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	45,379	21,997	33,901	75,331	9,133	4,512	100,389	310,681
Transfers between funds	469,193	(198,519)	170,323	(1,305,553)	43,312	(915,662)	(191,160)	(1,168,058)
Redemptions (note 3)	(273,740)	(227,749)	(267,359)	(504,232)	(82,881)	(59,883)	(790,488)	(694,954)
Annuity benefits	-	-	(1,380)	(1,964)	-	-	(1,667)	(2,093)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,331)	(1,416)	(5,506)	(5,834)	(3,396)	(752)	(18,159)	(6,608)
Adjustments to maintain reserves	(99)	(7)	(76)	8	(82)	46	(227)	15

Net equity transactions	237,402	(405,694)	(70,097)	(1,742,244)	(33,914)	(971,739)	(901,312)	(1,561,017)

Net change in contract owners’ equity	658,796	(1,488,501)	304,910	(3,975,520)	178,385	(1,584,788)	(202,935)	(3,963,628)
Contract owners’ equity beginning of period	1,434,159	2,922,660	3,031,596	7,007,116	680,708	2,265,496	5,926,693	9,890,321

Contract owners’ equity end of period	$2,092,955	1,434,159	3,336,506	3,031,596	859,093	680,708	5,723,758	5,926,693

CHANGES IN UNITS:
Beginning units	148,984	185,353	343,435	511,898	96,850	185,781	586,741	707,354
Units purchased	92,392	69,761	104,533	117,463	24,630	33,176	226,112	265,070
Units redeemed	(77,905)	(106,130)	(123,427)	(285,926)	(29,534)	(122,107)	(331,779)	(385,683)

Ending units	163,471	148,984	324,541	343,435	91,946	96,850	481,074	586,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FC2R		FEI2R		FG2R		SBTRP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(56,089)	(209,973)	24,252	48,194	(52,563)	(89,354)	23	50
Realized gain (loss) on investments	(6,138,297)	(7,249,398)	(1,907,183)	(1,520,877)	(1,007,884)	(1,038,371)	(167)	(23,419)
Change in unrealized gain (loss) on investments	9,466,960	(6,059,444)	2,934,285	(3,216,328)	1,989,360	(3,493,138)	6,868	(13,923)
Reinvested capital gains	3,041	720,030	-	9,911	3,210	-	-	73

Net increase (decrease) in contract owners’ equity resulting from operations	3,275,615	(12,798,785)	1,051,354	(4,679,100)	932,123	(4,620,863)	6,724	(37,219)

Equity transactions:
Purchase payments received from contract owners (note 3)	79,455	360,312	132,281	289,793	59,161	118,322	-	-
Transfers between funds	(2,146,268)	(5,602,339)	(567,282)	(2,571,925)	418,704	(10,745,117)	-	61,525
Redemptions (note 3)	(1,846,769)	(2,682,060)	(706,912)	(984,198)	(397,925)	(1,072,307)	-	-
Annuity benefits	(1,790)	(2,628)	(1,514)	(2,255)	(1,551)	(2,646)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(10)	-
Contingent deferred sales charges (note 2)	(33,418)	(30,977)	(15,549)	(14,261)	(7,199)	(10,662)	-	-
Adjustments to maintain reserves	(63)	(109)	(37)	(53)	9	(84)	9	(13)

Net equity transactions	(3,948,853)	(7,957,801)	(1,159,013)	(3,282,899)	71,199	(11,712,494)	(1)	61,512

Net change in contract owners’ equity	(673,238)	(20,756,586)	(107,659)	(7,961,999)	1,003,322	(16,333,357)	6,723	24,293
Contract owners’ equity beginning of period	13,051,822	33,808,408	5,110,125	13,072,124	2,935,371	19,268,728	24,293	-

Contract owners’ equity end of period	$12,378,584	13,051,822	5,002,466	5,110,125	3,938,693	2,935,371	31,016	24,293

CHANGES IN UNITS:
Beginning units	1,277,175	1,869,163	640,409	923,301	418,788	1,427,016	1,436	-
Units purchased	303,164	678,716	127,131	194,966	268,618	402,464	-	4,225
Units redeemed	(671,370)	(1,270,704)	(278,132)	(477,858)	(242,128)	(1,410,692)	-	(2,789)

Ending units	908,969	1,277,175	489,408	640,409	445,278	418,788	1,436	1,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBVI		SBIEP		SBMMP		RSRF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$10,972	(650)	(163)	1,228	(1,765)	1,228	(321,503)	(441,941)
Realized gain (loss) on investments	(326,546)	(120,862)	(41,040)	(2,122)	-	-	(9,463,759)	(4,168,351)
Change in unrealized gain (loss) on investments	714,136	(1,194,248)	59,754	(36,447)	-	-	14,413,766	(10,244,562)
Reinvested capital gains	-	81,488	-	-	-	-	-	78,845

Net increase (decrease) in contract owners’ equity resulting from operations	398,562	(1,234,272)	18,551	(37,341)	(1,765)	1,228	4,628,504	(14,776,009)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	1,270,939	2,075,969
Transfers between funds	(277,391)	(86,528)	(14,415)	25,003	291,806	-	(2,123,084)	(2,086,215)
Redemptions (note 3)	(253,825)	(385,323)	-	-	(189,763)	(20,599)	(4,066,554)	(2,358,129)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,873)	(2,068)	(22)	(14)	(141)	(116)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(65,420)	(32,053)
Adjustments to maintain reserves	(74)	453	(3)	3	4	7	(4,242)	(160)

Net equity transactions	(533,163)	(473,466)	(14,440)	24,992	101,906	(20,708)	(4,988,361)	(2,400,588)

Net change in contract owners’ equity	(134,601)	(1,707,738)	4,111	(12,349)	100,141	(19,480)	(359,857)	(17,176,597)
Contract owners’ equity beginning of period	2,040,812	3,748,550	72,083	84,432	94,751	114,231	19,467,186	36,643,783

Contract owners’ equity end of period	$1,906,211	2,040,812	76,194	72,083	194,892	94,751	19,107,329	19,467,186

CHANGES IN UNITS:
Beginning units	329,358	384,388	7,937	5,193	6,991	8,536	2,101,946	2,302,659
Units purchased	-	3,731	-	2,745	21,648	-	1,815,660	1,978,930
Units redeemed	(79,008)	(58,761)	(1,328)	(1)	(14,103)	(1,545)	(2,271,480)	(2,179,643)

Ending units	250,350	329,358	6,609	7,937	14,536	6,991	1,646,126	2,101,946

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVASA		RVAMR		RBKF		RBMF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(16,539)	1,576	(53,344)	(91,425)	137,669	(134,420)	(206,311)	(371,723)
Realized gain (loss) on investments	25,872	(1)	(2,493,176)	(2,197,233)	(911,154)	(5,375,500)	4,244,885	(9,402,069)
Change in unrealized gain (loss) on investments	17,862	(1,285)	4,697,970	(3,980,854)	(23,255)	798,719	688,949	572,207
Reinvested capital gains	-	-	-	173,193	-	-	682,924	528,652

Net increase (decrease) in contract owners’ equity resulting from operations	27,195	290	2,151,450	(6,096,319)	(796,740)	(4,711,201)	5,410,447	(8,672,933)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,188,461	-	444,470	605,836	917,675	818,862	686,900	1,804,255
Transfers between funds	320,454	74,454	1,758,616	2,830,325	(13,085,425)	13,966,254	14,236,477	(28,315,645)
Redemptions (note 3)	(82,878)	-	(1,001,272)	(1,156,499)	(924,177)	(916,656)	(2,292,786)	(3,293,495)
Annuity benefits	-	-	-	-	-	-	(6,285)	(9,231)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,008)	-	(12,163)	(23,429)	(20,246)	(13,149)	(22,568)	(34,871)
Adjustments to maintain reserves	(49)	4	(317)	(99)	(39,759)	(111)	615	(402)

Net equity transactions	1,423,980	74,458	1,189,334	2,256,134	(13,151,932)	13,855,200	12,602,353	(29,849,389)

Net change in contract owners’ equity	1,451,175	74,748	3,340,784	(3,840,185)	(13,948,672)	9,143,999	18,012,800	(38,522,322)
Contract owners’ equity beginning of period	74,748	-	6,552,835	10,393,020	15,764,043	6,620,044	6,973,494	45,495,816

Contract owners’ equity end of period	$1,525,923	74,748	9,893,619	6,552,835	1,815,371	15,764,043	24,986,294	6,973,494

CHANGES IN UNITS:
Beginning units	7,573	-	1,041,892	925,019	2,475,430	592,327	541,731	1,894,999
Units purchased	312,243	7,573	1,515,558	1,679,061	14,140,431	12,028,869	5,551,614	4,460,615
Units redeemed	(164,056)	-	(1,404,606)	(1,562,188)	(16,322,926)	(10,145,766)	(4,814,783)	(5,813,883)

Ending units	155,760	7,573	1,152,844	1,041,892	292,935	2,475,430	1,278,562	541,731

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVBER		RBF		RVCLR		RVCMD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$34,750	(19,382)	(211,032)	(222,899)	86,368	(34,380)	33,707	98,863
Realized gain (loss) on investments	(756,634)	(750,185)	155,283	(5,645,113)	120,825	(1,222,572)	(8,441,033)	952,198
Change in unrealized gain (loss) on investments	1,507,176	(1,351,140)	(167,912)	716,601	547,588	87,519	9,539,055	(12,359,697)
Reinvested capital gains	-	44,945	-	-	-	26,431	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	785,292	(2,075,762)	(223,661)	(5,151,411)	754,781	(1,143,002)	1,131,729	(11,308,636)

Equity transactions:
Purchase payments received from contract owners (note 3)	206,169	279,797	781,689	1,236,259	474,309	247,205	1,837,607	2,595,203
Transfers between funds	2,181,419	2,071,776	(17,887,118)	21,891,764	4,934,758	549,524	4,708,757	(5,704,602)
Redemptions (note 3)	(570,810)	(587,265)	(1,714,129)	(1,262,483)	(645,744)	(305,097)	(2,126,851)	(3,385,033)
Annuity benefits	-	-	(1,927)	(2,124)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,813)	(11,377)	(18,475)	(16,303)	(20,787)	(4,244)	(60,169)	(41,710)
Adjustments to maintain reserves	(353)	(86)	2,117	(124)	(250)	(102)	(918)	(1,287)

Net equity transactions	1,805,612	1,752,845	(18,837,843)	21,846,989	4,742,286	487,286	4,358,426	(6,537,429)

Net change in contract owners’ equity	2,590,904	(322,917)	(19,061,504)	16,695,578	5,497,067	(655,716)	5,490,155	(17,846,065)
Contract owners’ equity beginning of period	2,273,127	2,596,044	25,306,167	8,610,589	1,265,177	1,920,893	10,151,821	27,997,886

Contract owners’ equity end of period	$4,864,031	2,273,127	6,244,663	25,306,167	6,762,244	1,265,177	15,641,976	10,151,821

CHANGES IN UNITS:
Beginning units	371,153	241,098	3,205,648	942,389	175,719	183,136	2,197,097	3,045,583
Units purchased	449,055	1,339,246	8,843,101	10,842,518	1,184,459	1,179,939	6,390,482	6,599,662
Units redeemed	(224,483)	(1,209,191)	(11,374,539)	(8,579,259)	(584,501)	(1,187,356)	(5,496,477)	(7,448,148)

Ending units	595,725	371,153	674,210	3,205,648	775,677	175,719	3,091,102	2,197,097

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RCPF		RVLDD		RELF		RENF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$27,478	(257,166)	(138,239)	45,976	(181,242)	(19,930)	(218,129)	(455,700)
Realized gain (loss) on investments	750,679	(6,721,645)	236,735	(12,859,959)	4,868,646	(763,109)	1,760,115	(6,826,087)
Change in unrealized gain (loss) on investments	178,368	1,256,906	(287,198)	2,148,221	1,284,230	24,052	1,196,437	(782,150)
Reinvested capital gains	-	528,404	-	-	-	-	1,431,616	382,037

Net increase (decrease) in contract owners’ equity resulting from operations	956,525	(5,193,501)	(188,702)	(10,665,762)	5,971,634	(758,987)	4,170,039	(7,681,900)

Equity transactions:
Purchase payments received from contract owners (note 3)	391,329	712,601	568,980	2,619,076	585,462	21,607	1,411,585	1,595,065
Transfers between funds	(4,676,970)	1,480,102	(4,360,172)	10,307,833	10,675,554	(241,924)	5,062,556	(30,072,973)
Redemptions (note 3)	(1,291,320)	(2,207,864)	(2,592,747)	(2,930,909)	(1,687,416)	(152,328)	(1,768,010)	(3,431,961)
Annuity benefits	(3,524)	(4,172)	-	-	(272)	(381)	(26,758)	(45,120)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,267)	(23,581)	(13,548)	(14,590)	(17,111)	(1,387)	(24,245)	(46,140)
Adjustments to maintain reserves	(790)	(407)	4,238	(91)	(3,903)	(89)	(6,742)	1,178

Net equity transactions	(5,597,542)	(43,321)	(6,393,249)	9,981,319	9,552,314	(374,502)	4,648,386	(31,999,951)

Net change in contract owners’ equity	(4,641,017)	(5,236,822)	(6,581,951)	(684,443)	15,523,948	(1,133,489)	8,818,425	(39,681,851)
Contract owners’ equity beginning of period	17,651,464	22,888,286	15,820,875	16,505,318	485,652	1,619,141	9,367,518	49,049,369

Contract owners’ equity end of period	$13,010,447	17,651,464	9,238,924	15,820,875	16,009,600	485,652	18,185,943	9,367,518

CHANGES IN UNITS:
Beginning units	1,447,943	1,411,731	3,022,231	1,178,525	106,957	177,430	637,157	1,787,020
Units purchased	2,963,660	5,358,882	20,558,994	24,215,559	13,244,934	4,177,625	4,333,207	4,189,533
Units redeemed	(3,504,716)	(5,322,670)	(22,284,122)	(22,371,853)	(11,245,126)	(4,248,098)	(4,051,691)	(5,339,396)

Ending units	906,887	1,447,943	1,297,103	3,022,231	2,106,765	106,957	918,673	637,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RESF		RLCE		RFSF		RUGB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(291,312)	(468,678)	86,856	(144,082)	45,881	(132,540)	137,318	340,386
Realized gain (loss) on investments	304,429	(7,295,539)	1,922,910	(15,448,687)	2,262,604	(7,203,914)	(7,777,503)	5,454,300
Change in unrealized gain (loss) on investments	6,345,363	(5,975,060)	(451,401)	4,323,059	705,401	1,700,939	(8,345,610)	7,231,470
Reinvested capital gains	1,292,442	1,189,645	-	258,684	-	-	7,645,881	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,650,922	(12,549,632)	1,558,365	(11,011,026)	3,013,886	(5,635,515)	(8,339,914)	13,026,156

Equity transactions:
Purchase payments received from contract owners (note 3)	1,388,264	2,532,374	248,940	390,264	499,259	313,751	343,385	3,009,712
Transfers between funds	6,499,292	(21,659,021)	1,138,021	(16,932,910)	8,280,119	(3,705,912)	(7,819,418)	(1,070,217)
Redemptions (note 3)	(2,044,882)	(2,776,598)	(894,332)	(1,438,975)	(1,270,385)	(910,256)	(2,452,892)	(6,675,693)
Annuity benefits	(13,118)	(24,776)	(3,130)	(5,758)	(987)	(1,660)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,157)	(29,089)	(6,786)	(20,505)	(20,650)	(14,921)	(24,638)	(55,293)
Adjustments to maintain reserves	(9,676)	(29,974)	(2,770)	(271)	(147)	(46)	(41,120)	30,199

Net equity transactions	5,795,723	(21,987,084)	479,943	(18,008,155)	7,487,209	(4,319,044)	(9,994,683)	(4,761,292)

Net change in contract owners’ equity	13,446,645	(34,536,716)	2,038,308	(29,019,181)	10,501,095	(9,954,559)	(18,334,597)	8,264,864
Contract owners’ equity beginning of period	8,906,452	43,443,168	7,076,208	36,095,389	4,047,291	14,001,850	34,074,962	25,810,098

Contract owners’ equity end of period	$22,353,097	8,906,452	9,114,516	7,076,208	14,548,386	4,047,291	15,740,365	34,074,962

CHANGES IN UNITS:
Beginning units	639,951	1,302,965	843,627	1,920,923	654,279	1,165,736	1,869,412	2,018,451
Units purchased	4,796,010	3,438,035	5,536,500	5,959,067	7,207,350	5,252,929	17,509,582	30,344,501
Units redeemed	(4,422,476)	(4,101,049)	(5,557,966)	(7,036,363)	(5,832,818)	(5,764,386)	(18,096,689)	(30,493,540)

Ending units	1,013,485	639,951	822,161	843,627	2,028,811	654,279	1,282,305	1,869,412

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RHCF		RVIRO		RINF		RVIDD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(213,243)	(345,954)	(40,566)	(47,144)	(202,942)	(122,539)	(158,094)	(84,956)
Realized gain (loss) on investments	311,226	(8,140,139)	327,712	(1,865,514)	5,082,467	(5,604,641)	(8,119,811)	4,164,370
Change in unrealized gain (loss) on investments	1,612,272	(522,136)	262,966	145,504	1,213,636	1,300,746	648,990	(805,233)
Reinvested capital gains	-	1,140,600	-	-	-	-	-	1,630,760

Net increase (decrease) in contract owners’ equity resulting from operations	1,710,255	(7,867,629)	550,112	(1,767,154)	6,093,161	(4,426,434)	(7,628,915)	4,904,941

Equity transactions:
Purchase payments received from contract owners (note 3)	629,060	816,442	590,184	366,454	759,245	207,697	532,647	253,978
Transfers between funds	(5,834,158)	7,174,304	2,498,944	7,958,403	15,329,348	(14,921,552)	11,002,120	(2,113,988)
Redemptions (note 3)	(1,725,319)	(2,238,140)	(434,947)	(186,427)	(1,782,041)	(922,784)	(890,706)	(469,654)
Annuity benefits	(10,213)	(12,684)	-	-	(4,011)	(4,692)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,070)	(30,153)	(2,504)	(3,027)	(21,985)	(7,999)	(19,822)	(7,800)
Adjustments to maintain reserves	11,387	587	(159)	(25,534)	(1,143)	(127)	(11,495)	(69)

Net equity transactions	(6,946,313)	5,710,356	2,651,518	8,109,869	14,279,413	(15,649,457)	10,612,744	(2,337,533)

Net change in contract owners’ equity	(5,236,058)	(2,157,273)	3,201,630	6,342,715	20,372,574	(20,075,891)	2,983,829	2,567,408
Contract owners’ equity beginning of period	21,656,505	23,813,778	6,342,715	-	703,171	20,779,062	4,788,981	2,221,573

Contract owners’ equity end of period	$16,420,447	21,656,505	9,544,345	6,342,715	21,075,745	703,171	7,772,810	4,788,981

CHANGES IN UNITS:
Beginning units	2,444,993	1,987,359	992,693	-	76,853	1,266,765	499,333	365,708
Units purchased	7,250,008	9,811,638	2,494,876	2,338,298	4,845,216	2,117,578	20,950,272	26,577,341
Units redeemed	(8,185,045)	(9,354,004)	(2,321,488)	(1,345,605)	(3,458,307)	(3,307,490)	(19,954,921)	(26,443,716)

Ending units	1,509,956	2,444,993	1,166,081	992,693	1,463,762	76,853	1,494,684	499,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RJNF		RVIMC		RAF		RVISC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(138,137)	(66,725)	(41,459)	(14,372)	(97,524)	(89,812)	(76,526)	(26,788)
Realized gain (loss) on investments	759,360	(2,084,661)	(1,449,812)	554,494	(4,454,004)	3,902,350	(3,235,124)	924,035
Change in unrealized gain (loss) on investments	285,961	215,598	430,139	(513,155)	(191,640)	(172,241)	8,043	(180,233)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	907,184	(1,935,788)	(1,061,132)	26,967	(4,743,168)	3,640,297	(3,303,607)	717,014

Equity transactions:
Purchase payments received from contract owners (note 3)	1,049,513	258,620	99,014	184,695	118,493	276,496	119,324	230,284
Transfers between funds	5,647,080	1,500,629	(1,433,906)	3,100,941	9,515,186	(4,178,075)	6,772,178	(1,067,811)
Redemptions (note 3)	(859,826)	(1,918,176)	(212,518)	(182,936)	(676,156)	(570,972)	(421,538)	(449,878)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,357)	(19,003)	(1,902)	(1,125)	(5,693)	(4,271)	(2,620)	(2,904)
Adjustments to maintain reserves	(34)	38,500	(1,408)	(111)	(58,932)	(1,184)	(3,688)	(27)

Net equity transactions	5,823,376	(139,430)	(1,550,720)	3,101,464	8,892,898	(4,478,006)	6,463,656	(1,290,336)

Net change in contract owners’ equity	6,730,560	(2,075,218)	(2,611,852)	3,128,431	4,149,730	(837,709)	3,160,049	(573,322)
Contract owners’ equity beginning of period	4,190,087	6,265,305	4,030,502	902,071	3,805,228	4,642,937	2,961,396	3,534,718

Contract owners’ equity end of period	$10,920,647	4,190,087	1,418,650	4,030,502	7,954,958	3,805,228	6,121,445	2,961,396

CHANGES IN UNITS:
Beginning units	747,249	770,197	424,757	124,504	627,733	1,120,118	329,174	482,460
Units purchased	22,945,281	35,470,841	5,134,105	6,828,831	49,191,187	57,413,321	26,763,079	18,559,359
Units redeemed	(22,026,539)	(35,493,789)	(5,324,609)	(6,528,578)	(47,598,006)	(57,905,706)	(26,060,397)	(18,712,645)

Ending units	1,665,991	747,249	234,253	424,757	2,220,914	627,733	1,031,856	329,174

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RUF		RLCJ		RLF		RVMFU

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(359,717)	(454,451)	(39,853)	(64,315)	(92,023)	(89,596)	(166,565)	(662)
Realized gain (loss) on investments	(7,694,221)	14,843,767	956,058	(3,063,510)	825,857	(6,073,320)	(502,852)	(2,816)
Change in unrealized gain (loss) on investments	(60,535)	(98,102)	(308,608)	1,127,070	1,302,072	2,405,420	(170,545)	(19,009)
Reinvested capital gains	-	-	-	-	-	355,128	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,114,473)	14,291,214	607,597	(2,000,755)	2,035,906	(3,402,368)	(839,962)	(22,487)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,107,848	2,408,069	216,421	148,947	124,895	49,264	5,069,133	23,118
Transfers between funds	14,982,789	(12,260,631)	(1,943,294)	(974,510)	8,896,311	(7,977,567)	10,568,923	1,682,949
Redemptions (note 3)	(2,332,123)	(3,087,929)	(566,982)	(538,799)	(836,054)	(672,835)	(1,510,694)	(1,398)
Annuity benefits	(230)	(216)	(947)	(1,235)	(2,582)	(3,863)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,189)	(27,955)	(3,020)	(4,564)	(7,341)	(5,518)	(16,790)	(9)
Adjustments to maintain reserves	(22,096)	(3,927)	(1,101)	(106)	(302)	(341)	(1,765)	203,708

Net equity transactions	13,718,999	(12,972,589)	(2,298,923)	(1,370,267)	8,174,927	(8,610,860)	14,108,807	1,908,368

Net change in contract owners’ equity	5,604,526	1,318,625	(1,691,326)	(3,371,022)	10,210,833	(12,013,228)	13,268,845	1,885,881
Contract owners’ equity beginning of period	7,389,010	6,070,385	5,047,684	8,418,706	454,950	12,468,178	1,885,881	-

Contract owners’ equity end of period	$12,993,536	7,389,010	3,356,358	5,047,684	10,665,783	454,950	15,154,726	1,885,881

CHANGES IN UNITS:
Beginning units	839,808	941,839	677,085	751,913	50,985	724,843	193,966	-
Units purchased	41,251,673	97,701,968	7,852,803	7,230,290	1,845,846	828,445	3,360,230	209,499
Units redeemed	(40,034,763)	(97,803,999)	(8,158,641)	(7,305,118)	(975,308)	(1,502,303)	(1,904,752)	(15,533)

Ending units	2,056,718	839,808	371,247	677,085	921,523	50,985	1,649,444	193,966

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RMED		RVCEQ		RVARS		RVF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(70,646)	(142,860)	(27,905)	5,143	(45,834)	(252,695)	(150,973)	(189,888)
Realized gain (loss) on investments	1,149,131	(6,792,492)	127,350	(1,648,062)	(2,619,427)	(3,487,964)	6,773,872	(18,059,316)
Change in unrealized gain (loss) on investments	(372,660)	2,372,944	381,648	587,417	2,233,681	(911,665)	251,066	522,514
Reinvested capital gains	-	-	-	3,009	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	705,825	(4,562,408)	481,093	(1,052,493)	(431,580)	(4,652,324)	6,873,965	(17,726,690)

Equity transactions:
Purchase payments received from contract owners (note 3)	389,251	174,322	31,287	119,679	1,236,133	2,532,193	619,844	377,067
Transfers between funds	(1,842,681)	(1,700,482)	158,893	(2,383,817)	(6,824,496)	1,349,792	(6,175,054)	785,571
Redemptions (note 3)	(872,455)	(1,158,188)	(153,370)	(193,866)	(1,788,150)	(2,730,888)	(1,091,871)	(1,549,738)
Annuity benefits	(1,612)	(3,086)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,937)	(12,134)	(2,007)	(2,823)	(41,412)	(45,110)	(8,866)	(17,750)
Adjustments to maintain reserves	21	(117)	(103)	(39)	(237)	(119)	(77,597)	(57)

Net equity transactions	(2,340,413)	(2,699,685)	34,700	(2,460,866)	(7,418,162)	1,105,868	(6,733,544)	(404,907)

Net change in contract owners’ equity	(1,634,588)	(7,262,093)	515,793	(3,513,359)	(7,849,742)	(3,546,456)	140,421	(18,131,597)
Contract owners’ equity beginning of period	7,758,961	15,021,054	1,400,633	4,913,992	19,728,175	23,274,631	9,530,939	27,662,536

Contract owners’ equity end of period	$6,124,373	7,758,961	1,916,426	1,400,633	11,878,433	19,728,175	9,671,360	9,530,939

CHANGES IN UNITS:
Beginning units	837,538	721,452	222,483	468,895	2,285,393	2,157,687	2,777,616	2,175,439
Units purchased	4,162,227	5,166,627	805,772	416,935	1,988,547	3,258,793	46,615,589	43,371,199
Units redeemed	(4,557,736)	(5,050,541)	(783,770)	(663,347)	(2,824,846)	(3,131,087)	(48,076,183)	(42,769,022)

Ending units	442,029	837,538	244,485	222,483	1,449,094	2,285,393	1,317,022	2,777,616

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROF		RNF		RPMF		RREF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(173,393)	(113,223)	(86,905)	(347,052)	(502,771)	(436,595)	183,423	(196,298)
Realized gain (loss) on investments	4,029,792	(4,414,108)	3,892,643	(19,066,166)	15,653,466	(17,196,772)	2,241,742	(15,212,211)
Change in unrealized gain (loss) on investments	425,051	(449)	935,014	1,166,873	(5,559,372)	5,899,877	1,766,617	3,903,732
Reinvested capital gains	-	-	-	-	-	-	-	997,841

Net increase (decrease) in contract owners’ equity resulting from operations	4,281,450	(4,527,780)	4,740,752	(18,246,345)	9,591,323	(11,733,490)	4,191,782	(10,506,936)

Equity transactions:
Purchase payments received from contract owners (note 3)	313,018	263,798	392,871	662,039	2,579,058	1,615,020	818,273	1,033,712
Transfers between funds	5,242,342	(1,834,824)	3,995,915	(6,702,514)	3,438,469	1,899,745	8,227,699	(876,520)
Redemptions (note 3)	(1,495,919)	(1,674,469)	(2,131,279)	(4,097,817)	(2,782,296)	(3,160,789)	(2,264,970)	(2,408,042)
Annuity benefits	-	-	(1,158)	(2,316)	(12,544)	(15,927)	(2,649)	(4,579)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,499)	(7,032)	(29,491)	(55,675)	(40,867)	(24,942)	(47,016)	(20,970)
Adjustments to maintain reserves	(7,635)	(44)	(698)	(502)	39,180	1,337	(5,220)	(119)

Net equity transactions	4,042,307	(3,252,571)	2,226,160	(10,196,785)	3,221,000	314,444	6,726,117	(2,276,518)

Net change in contract owners’ equity	8,323,757	(7,780,351)	6,966,912	(28,443,130)	12,812,323	(11,419,046)	10,917,899	(12,783,454)
Contract owners’ equity beginning of period	5,040,754	12,821,105	15,362,473	43,805,603	28,420,843	39,839,889	9,134,510	21,917,964

Contract owners’ equity end of period	$13,364,511	5,040,754	22,329,385	15,362,473	41,233,166	28,420,843	20,052,409	9,134,510

CHANGES IN UNITS:
Beginning units	581,368	842,901	2,615,083	3,331,378	1,769,536	1,493,671	882,234	1,220,492
Units purchased	12,399,162	14,693,910	7,285,144	10,083,303	8,913,069	9,002,016	8,171,522	5,083,620
Units redeemed	(11,946,495)	(14,955,443)	(7,067,857)	(10,799,598)	(8,933,344)	(8,726,151)	(7,467,932)	(5,421,878)

Ending units	1,034,035	581,368	2,832,370	2,615,083	1,749,261	1,769,536	1,585,824	882,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RRF		RMEK		RTF		RVLCG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(170,537)	(64,056)	(89,090)	(102,741)	(85,619)	(162,433)	(127,897)	(190,030)
Realized gain (loss) on investments	3,181,301	(3,947,320)	1,471,617	(7,862,441)	1,786,295	(11,507,727)	3,116,942	(6,921,815)
Change in unrealized gain (loss) on investments	(191,239)	439,564	(509,018)	1,869,131	(823,475)	2,275,817	315,677	238,893
Reinvested capital gains	-	38,980	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,819,525	(3,532,832)	873,509	(6,096,051)	877,201	(9,394,343)	3,304,722	(6,872,952)

Equity transactions:
Purchase payments received from contract owners (note 3)	527,107	100,719	305,722	349,780	466,565	238,431	521,378	436,372
Transfers between funds	(2,278,888)	13,065,632	(3,918,536)	1,755,683	(5,727,773)	9,533,480	8,010,609	(6,184,965)
Redemptions (note 3)	(1,346,202)	(455,007)	(949,575)	(656,649)	(1,055,759)	(1,023,266)	(1,052,365)	(1,228,075)
Annuity benefits	(1,423)	(1,694)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,650)	(4,678)	(4,295)	(7,524)	(11,685)	(8,545)	(8,411)	(13,058)
Adjustments to maintain reserves	(3,154)	240	(14,788)	569	22,369	(71)	6,673	(10,250)

Net equity transactions	(3,118,210)	12,705,212	(4,581,472)	1,441,859	(6,306,283)	8,740,029	7,477,884	(6,999,976)

Net change in contract owners’ equity	(298,685)	9,172,380	(3,707,963)	(4,654,192)	(5,429,082)	(654,314)	10,782,606	(13,872,928)
Contract owners’ equity beginning of period	11,400,766	2,228,386	8,290,740	12,944,932	14,914,874	15,569,188	5,672,872	19,545,800

Contract owners’ equity end of period	$11,102,081	11,400,766	4,582,777	8,290,740	9,485,792	14,914,874	16,455,478	5,672,872

CHANGES IN UNITS:
Beginning units	1,375,393	175,243	956,562	713,902	3,510,537	1,158,234	862,172	1,757,917
Units purchased	4,971,125	3,952,263	12,170,807	12,244,101	33,946,941	29,956,436	11,352,276	9,458,848
Units redeemed	(5,404,127)	(2,752,113)	(12,723,750)	(12,001,441)	(35,900,357)	(27,604,133)	(10,482,326)	(10,354,593)

Ending units	942,391	1,375,393	403,619	956,562	1,557,121	3,510,537	1,732,122	862,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVLCV		RVMCG		RVMCV		RVSCG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$155,254	(28,568)	(259,637)	(160,472)	11,930	(77,253)	(107,329)	(77,448)
Realized gain (loss) on investments	1,681,410	(6,583,970)	3,228,861	(4,410,983)	765,371	(3,304,202)	1,031,437	(3,159,115)
Change in unrealized gain (loss) on investments	468,795	1,126,462	3,833,158	(284,953)	2,001,119	(909,009)	(92,953)	735,396
Reinvested capital gains	-	1,158,895	-	-	-	726,492	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,305,459	(4,327,181)	6,802,382	(4,856,408)	2,778,420	(3,563,972)	831,155	(2,501,167)

Equity transactions:
Purchase payments received from contract owners (note 3)	643,596	209,876	908,656	458,771	622,064	197,387	397,819	171,540
Transfers between funds	10,634,429	2,175,082	17,705,572	2,546,401	11,097,076	2,720,452	(3,326,031)	4,620,944
Redemptions (note 3)	(1,306,274)	(703,725)	(1,879,876)	(1,866,886)	(949,113)	(755,927)	(534,210)	(566,032)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,411)	(10,735)	(31,233)	(11,808)	(9,228)	(7,844)	(6,572)	(4,031)
Adjustments to maintain reserves	9,366	(129)	535	(151)	1,039	5,990	1,333	(9,961)

Net equity transactions	9,971,706	1,670,369	16,703,654	1,126,327	10,761,838	2,160,058	(3,467,661)	4,212,460

Net change in contract owners’ equity	12,277,165	(2,656,812)	23,506,036	(3,730,081)	13,540,258	(1,403,914)	(2,636,506)	1,711,293
Contract owners’ equity beginning of period	4,552,990	7,209,802	5,081,722	8,811,803	3,743,691	5,147,605	6,530,777	4,819,484

Contract owners’ equity end of period	$16,830,155	4,552,990	28,587,758	5,081,722	17,283,949	3,743,691	3,894,271	6,530,777

CHANGES IN UNITS:
Beginning units	729,421	581,997	629,723	685,021	511,572	389,952	805,732	383,469
Units purchased	5,022,833	6,339,910	5,620,862	4,568,003	4,029,166	1,925,767	8,513,893	4,840,975
Units redeemed	(3,926,592)	(6,192,486)	(3,934,711)	(4,623,301)	(2,980,567)	(1,804,147)	(8,956,151)	(4,418,712)

Ending units	1,825,662	729,421	2,315,874	629,723	1,560,171	511,572	363,474	805,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RVSCV		RVSDL		RTEC		RTEL

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(75,241)	(28,029)	(51,199)	(67,356)	(182,284)	(126,748)	62,812	(132,100)
Realized gain (loss) on investments	4,111,295	(3,803,266)	(2,575,969)	1,429,423	3,213,304	(4,880,897)	317,103	(6,783,618)
Change in unrealized gain (loss) on investments	941,054	(883,060)	576,569	(527,583)	2,201,709	(1,182,172)	128,574	1,026,506
Reinvested capital gains	-	-	1,350,658	-	-	956,037	-	813,664

Net increase (decrease) in contract owners’ equity resulting from operations	4,977,108	(4,714,355)	(699,941)	834,484	5,232,729	(5,233,780)	508,489	(5,075,548)

Equity transactions:
Purchase payments received from contract owners (note 3)	620,575	167,390	251,443	187,975	940,931	533,072	105,628	385,857
Transfers between funds	(4,294,477)	7,485,701	(1,101,034)	3,840,708	11,100,525	(10,367,634)	(20,859)	(12,796,132)
Redemptions (note 3)	(1,186,397)	(482,302)	(274,513)	(499,373)	(1,508,928)	(1,078,546)	(298,899)	(1,426,278)
Annuity benefits	-	-	-	-	-	-	(2,888)	(3,970)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,915)	(4,685)	(2,868)	(6,071)	(9,789)	(18,892)	(2,038)	(11,694)
Adjustments to maintain reserves	5,742	(123)	2,779	(111)	(230)	(134)	(594)	(162)

Net equity transactions	(4,868,472)	7,165,981	(1,124,193)	3,523,128	10,522,509	(10,932,134)	(219,650)	(13,852,379)

Net change in contract owners’ equity	108,636	2,451,626	(1,824,134)	4,357,612	15,755,238	(16,165,914)	288,839	(18,927,927)
Contract owners’ equity beginning of period	5,629,689	3,178,063	5,357,764	1,000,152	3,600,906	19,766,820	2,131,077	21,059,004

Contract owners’ equity end of period	$5,738,325	5,629,689	3,533,630	5,357,764	19,356,144	3,600,906	2,419,916	2,131,077

CHANGES IN UNITS:
Beginning units	920,313	288,414	652,158	125,974	456,034	1,360,335	347,588	1,885,711
Units purchased	5,966,535	3,441,906	9,669,221	7,958,553	6,100,187	3,419,014	4,818,916	4,222,263
Units redeemed	(6,300,212)	(2,810,007)	(9,804,224)	(7,432,369)	(4,932,592)	(4,323,315)	(4,853,597)	(5,760,386)

Ending units	586,636	920,313	517,155	652,158	1,623,629	456,034	312,907	347,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	RTRF		RUTL		RVWDL		SGRF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(40,460)	(169,149)	164,445	(297,076)	(64,574)	(82,068)	(2,473)	(14,039)
Realized gain (loss) on investments	(2,747,410)	(7,297,815)	1,077,317	(10,702,301)	700,041	(1,197,257)	(404,997)	19,632
Change in unrealized gain (loss) on investments	(125,573)	2,341,758	(706,974)	4,029,234	(425,109)	741,224	419,915	(630,300)
Reinvested capital gains	-	343,344	-	314,804	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,913,443)	(4,781,862)	534,788	(6,655,339)	210,358	(538,101)	12,445	(624,707)

Equity transactions:
Purchase payments received from contract owners (note 3)	348,998	643,382	509,347	1,719,898	532,741	394,386	12,587	8,523
Transfers between funds	(8,813,334)	17,508,076	(17,217,217)	(1,753,596)	(891,801)	(207,947)	(605,536)	(128,379)
Redemptions (note 3)	(243,514)	(1,335,562)	(1,508,924)	(2,617,059)	(461,435)	(477,869)	(39,565)	(107,130)
Annuity benefits	(3,071)	(4,352)	(3,777)	(4,950)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,358)	(13,111)	(19,343)	(28,252)	(12,090)	(3,593)	(715)	(3,480)
Adjustments to maintain reserves	(92)	(3,525)	(5,058)	(396)	(2,360)	(164)	(30)	(5)

Net equity transactions	(8,715,371)	16,794,908	(18,244,972)	(2,684,355)	(834,945)	(295,187)	(633,259)	(230,471)

Net change in contract owners’ equity	(11,628,814)	12,013,046	(17,710,184)	(9,339,694)	(624,587)	(833,288)	(620,814)	(855,178)
Contract owners’ equity beginning of period	18,139,056	6,126,010	24,492,407	33,832,101	3,511,666	4,344,954	620,814	1,475,992

Contract owners’ equity end of period	$6,510,242	18,139,056	6,782,223	24,492,407	2,887,079	3,511,666	-	620,814

CHANGES IN UNITS:
Beginning units	1,626,125	403,231	2,807,582	2,671,079	311,567	333,314	83,241	105,552
Units purchased	4,784,338	7,481,413	8,354,044	13,295,835	3,218,941	4,834,554	3,507	17,055
Units redeemed	(5,913,738)	(6,258,519)	(10,477,190)	(13,159,332)	(3,286,676)	(4,856,301)	(86,748)	(39,366)

Ending units	496,725	1,626,125	684,436	2,807,582	243,832	311,567	-	83,241

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMM2		SAM2		SBTIG		RVHEQ

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(218,185)	-	(4,340,040)	(841,915)	-	(18)	(734)	33,252
Realized gain (loss) on investments	-	-	-	-	-	-	(1,226,497)	(1,903,141)
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	864,051	(231,615)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(218,185)	-	(4,340,040)	(841,915)	-	(18)	(363,180)	(2,101,504)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,854,519	-	128,825,392	146,596,809	-	-	227,842	673,979
Transfers between funds	263,144,413	-	(404,838,680)	61,601,347	-	-	(9,976,870)	5,784,219
Redemptions (note 3)	(4,640,638)	-	(71,169,822)	(97,714,850)	-	-	(473,594)	(968,799)
Annuity benefits	-	-	(277,169)	(289,065)	-	(5,497)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(71,348)	-	(742,862)	(962,686)	-	-	(8,388)	(18,251)
Adjustments to maintain reserves	7,335	-	(108,306)	(156,951)	-	(10,985)	(277)	(105)

Net equity transactions	270,294,281	-	(348,311,447)	109,074,604	-	(16,482)	(10,231,287)	5,471,043

Net change in contract owners’ equity	270,076,096	-	(352,651,487)	108,232,689	-	(16,500)	(10,594,467)	3,369,539
Contract owners’ equity beginning of period	-	-	352,651,487	244,418,798	-	16,500	10,594,467	7,224,928

Contract owners’ equity end of period	$270,076,096	-	-	352,651,487	-	-	-	10,594,467

CHANGES IN UNITS:
Beginning units	-	-	34,269,411	23,647,331	-	-	1,302,678	663,743
Units purchased	35,163,903	-	163,837,972	263,735,629	-	-	180,858	1,837,574
Units redeemed	(8,156,659)	-	(198,107,383)	(253,113,549)	-	-	(1,483,536)	(1,198,639)

Ending units	27,007,244	-	-	34,269,411	-	-	-	1,302,678

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Fund - Class III (TRF3)

NVIT Government Bond Fund - Class III (GBF3)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class III (ACVIG3)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class III (ACVV3)

Portfolios of the Federated Insurance Series

Quality Bond Fund II - Primary Shares (FQB)*

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)

VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)

Portfolios of the Legg Mason Partners Variable Equity Trust

ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)

ClearBridge Variable Investors Portfolio - Class I (SBVI)

Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)

Legg Mason Partners Variable Income Trust

Western Asset Variable Money Market Portfolio (SBMMP)

RYDEX FUNDS

Variable Trust: All-Cap Opportunity Fund (RSRF)

Variable Trust: Alternative Strategies Allocation Fund (RVASA)

Variable Trust: Amerigo Fund (RVAMR)

Variable Trust: Banking Fund (RBKF)

Variable Trust: Basic Materials Fund (RBMF)

Variable Trust: Berolina Fund (RVBER)

Variable Trust: Biotechnology Fund (RBF)

Variable Trust: Clermont Fund (RVCLR)

Variable Trust: Commodities Strategy Fund (RVCMD)

Variable Trust: Consumer Products Fund (RCPF)

Variable Trust: Dow 2x Strategy Fund (RVLDD)

Variable Trust: Electronics Fund (RELF)

Variable Trust: Energy Fund (RENF)

Variable Trust: Energy Services Fund (RESF)

Variable Trust: Europe 1.25x Strategy Fund (RLCE)

Variable Trust: Financial Services Fund (RFSF)

Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust: Health Care Fund (RHCF)

Variable Trust: International Opportunity Fund (RVIRO)

Variable Trust: Internet Fund (RINF)

Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust: Inverse S&P 500 Strategy Fund (RUF)

Variable Trust: Japan 2x Strategy Fund (RLCJ)

Variable Trust: Leisure Fund (RLF)

Variable Trust: Managed Futures Strategy Fund (RVMFU)

Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)

Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)

Variable Trust: Multi-Hedge Strategies Fund (RVARS)

Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust: NASDAQ-100(R) Fund (ROF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Variable Trust: Nova Fund (RNF)

Variable Trust: Precious Metals Fund (RPMF)

Variable Trust: Real Estate Fund (RREF)

Variable Trust: Retailing Fund (RRF)

Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust: S&P 500 2x Strategy Fund (RTF)

Variable Trust: S&P 500 Pure Growth Fund (RVLCG)

Variable Trust: S&P 500 Pure Value Fund (RVLCV)

Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust: Technology Fund (RTEC)

Variable Trust: Telecommunications Fund (RTEL)

Variable Trust: Transportation Fund (RTRF)

Variable Trust: Utilities Fund (RUTL)

Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)

Z CLOSED FUNDS

NVIT Money Market Fund - Class II (NVMM2)*

NVIT Money Market Fund II (obsolete) (SAM2)*

NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)*

Partners Variable Portfolios III, Inc.: Partners Variable Large Cap Value Portfolio (obsolete) (SBTIG)*

Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):
Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.
Asset Allocation Modeling Options:
Asset Allocation Service Charge Option	-	0.35%	-	-
Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
Dynamic Advantage Program Option	-	0.35%	0.35%	0.35%
Allows contract owner to utilize allocation services provided by Rydex Advisory Services, LLC.

Maximum Variable Account Charges (1)	1.30%	2.40%	3.40%	1.55%
(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	HIBF3	TRF3	GBF3	GVIDA6	GVIDC6	GVIDM6	GVDMA6

0.45%	$8,000	$-	$-	$-	$-	$-	$-	$-
0.65%	3,333	-	-	-	-	-	-	-
0.8%	2,819	-	-	-	-	-	-	-
0.85%	2	-	-	-	-	-	-	-
1%	655	-	-	-	-	-	-	-
1.15%	2,830,625	166,757	713	112,692	12,141	36,646	70,578	39,546
1.2%	3,821	-	-	-	-	-	-	-
1.25%	41,772	-	-	-	-	-	-	-
1.3%	27,940	-	-	-	-	-	-	-
1.35%	5,067,102	208,748	3,565	81,324	29,993	62,252	82,121	59,224
1.4%	920,989	12,359	1,094	30,331	9,679	7,881	36,803	12,240
1.45%	9,416	-	-	-	-	-	-	-
1.5%	962,322	195	-	119	-	-	-	-
1.55%	1,221,447	93,592	104	39,830	7,817	11,848	41,268	14,408
1.6%	516,277	16,354	-	8,583	27,375	4,188	18,151	15,592
1.65%	236,084	-	-	-	-	-	-	-
1.7%	1,343,581	35	-	-	-	-	-	-
1.75%	472,370	-	-	2	-	-	-	-
1.8%	30,997	-	-	-	-	-	-	-
1.85%	288	-	-	-	-	-	-	-
1.9%	644,624	-	-	-	-	-	-	-
1.95%	146,464	-	-	-	-	-	-	-
2%	102,028	-	-	-	-	-	-	-
2.05%	2,908	-	-	-	-	-	-	-
2.1%	2,632	-	-	-	-	-	-	-
2.15%	2,074	-	-	-	-	-	-	-
2.2%	246	-	-	-	-	-	-	-
2.25%	19,490	-	-	-	-	-	-	-
2.3%	22,976	-	-	-	-	-	-	-
2.35%	11,617	-	-	-	-	-	-	-
2.4%	26,282	-	-	-	-	-	-	-
2.45%	1,722	-	-	-	-	-	-	-
2.55%	15	-	-	-	-	-	-	-
2.65%	12,073	-	-	-	-	-	-	-

Totals	$14,694,991	$498,040	$5,476	$272,881	$87,005	$122,815	$248,921	$141,010

	GVDMC6	NVMMG1	SCGF3	SCVF3	SCF3	ACVIG3	ACVU3	ACVV3

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.8%	2	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.15%	20,626	1,580	620	1,421	5,405	11,384	5,451	37,426
1.2%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	-	-
1.3%	-	-	-	-	-	-	-	-
1.35%	41,963	2,872	1,799	2,823	10,362	12,977	2,867	18,167
1.4%	19,399	873	720	1,733	3,541	7,125	1,773	13,952
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	7,971	24	5	87	1,442	6,439	46	4,328
1.6%	20,319	129	689	306	253	2,612	822	4,593
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-

	$110,280	$5,478	$3,833	$6,370	$21,003	$40,537	$10,959	$78,466

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	FC2R	FEI2R	FG2R	SBTRP	SBVI	SBIEP	SBMMP	RSRF

0.45%	$-	$-	$-	$-	$-	$-	$-	$14
0.65%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	-	-	-	9
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.15%	70,080	28,344	26,414	-	-	-	-	35,818
1.2%	-	-	-	-	-	-	-	32
1.25%	-	-	-	-	-	-	-	682
1.3%	-	-	-	341	24,639	938	2,022	-
1.35%	59,162	19,473	16,588	-	-	-	-	85,981
1.4%	29,339	11,364	7,774	-	-	-	-	21,762
1.45%	-	-	-	-	-	-	-	81
1.5%	4	-	-	-	-	-	-	62,009
1.55%	14,243	4,201	4,948	-	-	-	-	32,291
1.6%	8,336	4,300	2,512	-	-	-	-	9,648
1.65%	-	-	-	-	-	-	-	909
1.7%	-	-	-	-	-	-	-	50,892
1.75%	-	-	-	-	-	-	-	5,902
1.8%	-	-	-	-	-	-	-	67
1.85%	-	-	-	-	-	-	-	69
1.9%	-	-	-	-	-	-	-	22,282
1.95%	-	-	-	-	-	-	-	2,668
2%	-	-	-	-	-	-	-	2,639
2.05%	-	-	-	-	-	-	-	90
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	1,838
2.3%	-	-	-	-	-	-	-	904
2.35%	-	-	-	-	-	-	-	878
2.4%	-	-	-	-	-	-	-	824
2.45%	-	-	-	-	-	-	-	247
2.55%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-

	$181,164	$67,682	$58,236	$341	$24,639	$938	$2,022	$338,536

	RVASA	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

0.45%	$16	$9	$8	$96	$-	$28	$-	$79
0.65%	-	3	-	98	6	105	29	-
0.8%	-	5	-	-	2	-	1	356
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	342	-	-
1.15%	3,944	11,202	8,521	35,296	6,002	18,546	5,961	22,980
1.2%	-	-	-	-	-	49	-	3
1.25%	502	-	158	776	120	481	5	1,952
1.3%	-	-	-	-	-	-	-	-
1.35%	4,733	38,556	26,628	57,540	8,710	55,535	32,353	39,826
1.4%	363	2,977	3,290	11,725	381	22,249	510	4,082
1.45%	73	-	70	34	-	8	-	219
1.5%	-	8,292	18,266	27,801	3,117	22,538	871	69,030
1.55%	1,769	1,264	2,628	18,584	844	10,765	958	5,069
1.6%	1,335	3,946	837	4,279	2,086	3,700	1,708	4,570
1.65%	312	979	508	881	682	1,891	745	1,788
1.7%	9	14,785	35,723	50,817	7,544	36,800	2,743	53,782
1.75%	-	12,338	12,560	18,982	7,127	15,053	2,753	3,726
1.8%	5	-	690	1,136	-	725	-	217
1.85%	-	-	-	-	-	-	-	63
1.9%	3,465	4,789	8,266	14,676	2,026	14,883	1,226	19,808
1.95%	-	1,527	3,719	6,141	939	4,402	396	2,684
2%	13	18,213	377	1,290	7,218	1,227	1,287	1,420
2.05%	-	381	-	3	118	14	-	16
2.1%	-	-	-	53	-	42	-	-
2.15%	-	-	29	99	-	64	-	-
2.2%	-	-	-	11	-	-	-	-
2.25%	-	105	371	643	132	346	159	1,697
2.3%	-	196	108	700	244	372	292	676
2.35%	-	2,411	3	139	927	50	267	464
2.4%	-	-	101	449	-	422	-	835
2.45%	-	27	-	1	34	2	39	44
2.55%	-	-	-	1	-	-	-	-
2.65%	-	-	152	458	-	393	-	-

	$16,539	$122,005	$123,013	$252,709	$48,259	$211,032	$52,303	$235,386

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB

0.45%	$32	$5	$4	$70	$92	$1	$22	$137
0.65%	37	-	112	28	38	8	-	64
0.8%	-	-	-	-	-	-	-	876
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.15%	12,785	29,876	11,341	36,899	43,430	29,391	21,854	46,271
1.2%	-	-	-	-	-	7	7	20
1.25%	183	642	785	2,330	3,445	13	233	430
1.3%	-	-	-	-	-	-	-	-
1.35%	23,433	59,544	26,750	62,095	80,208	30,740	29,474	60,179
1.4%	8,145	10,890	4,306	15,641	24,972	6,818	7,738	9,964
1.45%	11	228	26	30	225	-	89	36
1.5%	28,476	21	29,858	17,601	24,153	859	19,556	43,189
1.55%	4,363	5,976	6,759	13,158	15,880	5,581	5,270	12,081
1.6%	1,560	6,382	1,897	5,388	4,984	6,098	2,368	13,840
1.65%	187	21,735	241	1,523	1,238	102	1,452	1,504
1.7%	53,191	738	52,276	34,989	47,039	753	38,987	51,936
1.75%	19,655	114	20,250	12,088	16,791	424	13,407	10,620
1.8%	941	11	1,051	712	1,016	67	814	61
1.85%	-	-	-	-	-	-	-	-
1.9%	12,795	969	15,459	9,946	19,311	951	9,035	10,620
1.95%	5,773	839	5,861	4,162	5,330	153	4,314	2,674
2%	601	257	1,660	605	1,442	89	216	3,425
2.05%	-	-	13	-	13	-	-	64
2.1%	16	-	72	4	21	6	5	5
2.15%	54	-	106	30	63	9	34	3
2.2%	-	-	-	-	5	4	-	-
2.25%	525	4	692	420	573	16	519	166
2.3%	288	1	564	120	383	77	150	324
2.35%	93	6	129	45	130	8	57	467
2.4%	264	-	517	96	242	42	106	142
2.45%	3	1	-	-	1	-	-	178
2.55%	-	-	-	-	-	1	-	-
2.65%	314	-	513	149	287	35	167	87

	$173,725	$138,239	$181,242	$218,129	$291,312	$82,253	$155,874	$269,363

	RHCF	RVIRO	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC

0.45%	$29	$105	$19	$11	$172	$2	$51	$84
0.65%	49	28	129	39	105	-	-	-
0.8%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.15%	24,047	21,309	12,584	26,421	28,490	3,317	24,627	11,454
1.2%	-	-	21	-	-	-	349	-
1.25%	481	991	889	516	1,322	3	72	90
1.3%	-	-	-	-	-	-	-	-
1.35%	49,153	23,342	24,216	61,022	41,103	12,031	61,395	33,524
1.4%	11,755	4,222	6,059	5,164	19,389	2,518	2,951	1,514
1.45%	463	98	-	171	-	-	-	13
1.5%	25,385	2,521	34,788	-	5,489	2,891	-	-
1.55%	9,854	10,945	7,172	13,305	11,633	7,917	9,387	22,113
1.6%	2,925	3,130	2,616	5,571	9,338	1,761	4,063	3,150
1.65%	141	1,572	581	40,610	3,981	621	671	819
1.7%	47,412	3,352	57,565	1,861	6,451	2,898	136	39
1.75%	17,312	1,638	23,361	113	3,440	1,852	-	17
1.8%	877	34	1,250	6	153	56	1	2
1.85%	-	-	-	-	-	-	-	-
1.9%	16,577	4,680	19,405	2,590	4,872	4,559	2,544	3,365
1.95%	5,098	558	6,684	305	836	368	349	278
2%	433	714	1,763	389	516	305	53	64
2.05%	-	8	5	-	-	-	-	-
2.1%	5	-	115	-	31	-	-	-
2.15%	37	2	159	-	15	2	-	-
2.2%	-	-	11	-	-	-	-	-
2.25%	442	5	754	-	96	12	-	-
2.3%	216	102	1,044	-	232	134	-	-
2.35%	72	63	171	-	15	-	-	-
2.4%	222	93	815	-	255	129	-	-
2.45%	1	22	-	-	1	1	-	-
2.55%	-	-	1	-	-	-	-	-
2.65%	257	47	765	-	202	82	-	-

	$213,243	$79,581	$202,942	$158,094	$138,137	$41,459	$106,649	$76,526

	RUF	RLCJ	RLF	RVMFU	RMED	RVCEQ	RVARS	RVF

0.45%	$79	$15	$2	$53	$4	$-	$3	$26
0.65%	-	47	-	-	-	-	-	44
0.8%	1	-	-	6	-	2	6	-
0.85%	-	-	-	-	-	-	-	-
1%	21	-	-	-	-	-	-	15
1.15%	53,131	15,131	3,434	23,294	18,672	1,792	24,192	40,565
1.2%	-	-	-	25	-	20	26	-
1.25%	397	44	150	1,768	42	-	1,106	459
1.3%	-	-	-	-	-	-	-	-
1.35%	114,111	22,901	5,475	39,351	28,413	3,073	34,517	82,607
1.4%	12,760	2,907	2,464	6,478	6,987	824	1,998	7,210
1.45%	93	-	10	-	-	-	-	179
1.5%	31,643	156	17,736	21,810	23	3,703	42,351	356
1.55%	39,055	5,539	1,700	13,769	9,894	2,844	11,482	9,049
1.6%	5,685	3,685	600	10,583	6,850	753	6,675	5,722
1.65%	1,675	218	38	1,875	850	479	308	335
1.7%	54,603	467	35,492	24,104	158	8,368	35,053	952
1.75%	21,111	334	12,165	5,694	65	2,745	4,310	604
1.8%	985	2	654	2,149	1	-	440	8
1.85%	-	-	-	20	-	-	58	-
1.9%	15,131	214	7,288	9,295	627	1,282	15,379	1,149
1.95%	6,953	55	3,581	1,238	248	68	1,177	712
2%	1,303	639	262	2,716	323	1,301	1,921	845
2.05%	-	12	-	98	6	50	63	14
2.1%	-	-	5	-	-	-	-	-
2.15%	50	-	31	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	23	5	489	601	5	32	1,584	7
2.3%	211	9	142	453	1	130	793	20
2.35%	-	45	57	677	7	301	818	93
2.4%	334	-	95	238	-	-	685	-
2.45%	2	1	-	270	1	138	174	2
2.55%	-	-	-	-	-	-	-	-
2.65%	360	-	153	-	-	-	-	-

	$359,717	$52,426	$92,023	$166,565	$73,177	$27,905	$185,119	$150,973

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG

0.45%	$203	$4	$107	$13	$27	$45	$13	$6
0.65%	25	29	127	15	113	7	18	17
0.8%	5	1,475	-	3	-	2	-	1
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	16	-
1.15%	34,470	34,065	86,300	20,298	9,018	24,598	26,951	33,926
1.2%	1,904	-	20	-	-	2	-	-
1.25%	543	49	1,547	355	136	436	251	339
1.3%	-	-	-	-	-	-	-	-
1.35%	52,250	52,206	180,300	34,497	25,820	32,645	56,728	48,205
1.4%	12,238	5,412	36,373	7,573	2,239	5,519	16,088	7,239
1.45%	-	47	255	10	-	35	257	333
1.5%	10,631	55,000	29,642	59,644	28,901	1,998	22	4,232
1.55%	17,301	6,797	34,944	4,626	1,607	11,355	14,430	10,833
1.6%	2,801	4,850	14,417	3,708	1,122	2,976	9,193	3,220
1.65%	655	323	4,850	848	245	301	1,301	215
1.7%	17,430	66,541	48,066	61,663	52,551	3,851	355	6,078
1.75%	7,852	10,076	20,421	12,598	19,512	1,573	60	3,050
1.8%	155	-	1,051	701	949	8	18	389
1.85%	-	-	-	53	-	-	-	-
1.9%	7,972	7,108	32,295	18,508	20,329	1,534	939	6,071
1.95%	1,304	1,920	6,563	4,603	5,745	839	624	947
2%	3,644	2,487	2,507	478	544	952	291	1,634
2.05%	99	25	5	3	-	22	-	28
2.1%	43	-	81	5	31	-	-	26
2.15%	56	-	104	29	46	-	-	41
2.2%	-	-	8	-	-	-	-	13
2.25%	163	184	457	1,862	546	26	-	80
2.3%	396	63	838	687	310	78	1	398
2.35%	560	383	132	404	72	243	2	190
2.4%	256	-	728	764	319	-	-	195
2.45%	222	16	2	10	-	45	-	24
2.55%	-	-	1	-	-	-	-	1
2.65%	215	-	630	144	355	-	-	166

	$173,393	$249,060	$502,771	$234,102	$170,537	$89,090	$127,558	$127,897

	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL

0.45%	$268	$16	$347	$16	$303	$3	$39	$25
0.65%	68	25	50	10	112	15	50	4
0.8%	-	2	-	-	1	-	-	-
0.85%	-	-	-	-	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.15%	24,577	34,265	30,263	21,492	37,719	5,601	19,190	7,072
1.2%	-	-	-	-	-	-	-	-
1.25%	495	97	245	39	530	1,084	695	150
1.3%	-	-	-	-	-	-	-	-
1.35%	38,189	60,321	41,087	41,693	47,348	26,278	55,708	13,143
1.4%	5,766	7,534	5,303	4,360	7,071	2,337	7,300	1,796
1.45%	203	49	28	-	33	-	273	-
1.5%	7,002	30,031	6,840	5,949	8,835	3,225	16,464	27
1.55%	12,370	11,961	10,362	3,910	11,417	2,434	10,775	1,072
1.6%	3,550	1,851	1,997	1,400	2,008	1,115	2,039	337
1.65%	454	567	509	265	707	179	320	25
1.7%	8,353	32,652	8,025	6,823	9,853	3,343	31,251	80
1.75%	4,436	18,962	4,464	3,633	5,465	2,031	11,189	1
1.8%	507	1,160	403	205	347	64	670	2
1.85%	-	-	-	-	-	-	-	-
1.9%	8,575	45,628	12,529	14,532	14,041	2,406	21,136	2,653
1.95%	1,233	5,097	1,256	951	1,523	434	3,440	-
2%	1,035	3,010	912	986	938	221	373	-
2.05%	7	8	6	8	5	-	-	-
2.1%	56	259	57	45	72	7	27	-
2.15%	85	274	87	24	98	1	54	-
2.2%	13	25	14	-	-	-	-	-
2.25%	152	634	153	107	176	31	543	-
2.3%	673	2,043	687	296	512	142	254	-
2.35%	99	208	104	104	60	4	57	-
2.4%	413	1,612	425	252	455	144	206	-
2.45%	11	22	9	21	14	1	-	-
2.55%	1	2	1	-	-	-	-	-
2.65%	325	1,322	329	208	373	99	231	-

	$118,916	$259,637	$126,492	$107,329	$150,016	$51,199	$182,284	$26,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	RTRF	RUTL	RVWDL	SGRF3	NVMM2	SAM2	RVHEQ

0.45%	$11	$22	$24	$-	$169	$5,071	$-
0.65%	-	-	19	-	83	1,577	-
0.8%	-	-	-	-	2	62	-
0.85%	-	-	-	-	-	2	-
1%	-	-	-	-	9	252	-
1.15%	8,250	23,338	14,206	731	43,151	928,788	1,955
1.2%	-	-	-	-	118	1,218	-
1.25%	249	404	85	-	760	12,179	37
1.3%	-	-	-	-	-	-	-
1.35%	25,007	44,105	20,742	1,244	103,711	1,989,299	1,777
1.4%	4,082	19,967	2,170	416	14,982	285,945	286
1.45%	-	-	210	-	579	4,947	-
1.5%	5,745	26,871	3,305	-	2,669	76,381	14,101
1.55%	3,510	5,987	6,151	33	18,005	438,578	1,490
1.6%	705	1,536	7,600	49	6,910	159,478	568
1.65%	27	743	1,245	-	6,909	123,941	4
1.7%	9,814	49,745	3,653	-	4,374	98,106	9,024
1.75%	3,883	18,217	2,097	-	2,422	53,462	413
1.8%	150	1,044	105	-	1,675	7,263	-
1.85%	-	-	-	-	-	7	18
1.9%	8,005	13,715	2,819	-	7,800	112,895	3,670
1.95%	1,188	5,617	525	-	1,176	21,069	320
2%	57	695	335	-	822	24,455	126
2.05%	-	-	-	-	291	1,431	2
2.1%	-	-	30	-	106	1,407	-
2.15%	4	38	26	-	33	287	-
2.2%	-	-	-	-	23	119	-
2.25%	2	334	68	-	61	1,206	444
2.3%	33	182	141	-	463	5,744	149
2.35%	3	-	7	-	123	351	118
2.4%	61	227	156	-	616	12,330	217
2.45%	1	3	-	-	8	118	5
2.55%	-	-	-	-	6	-	-
2.65%	58	261	140	-	129	2,667	-

	$70,845	$213,051	$65,859	$2,473	$218,185	$4,370,635	$34,724

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner.

For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $5,842,831 and $5,065,094, respectively, and total transfers from the Account to the fixed account were $5,702,885 and $5,269,048, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $854,184 and $995,420 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $142,355 and $132,754 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $3,906,686 and $2,176,658 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$1,061,871,655	0	$1,061,871,655
Accounts Payable of $144,406 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class III (HIBF3)	$69,011,786	$28,536,020
NVIT Fund - Class III (TRF3)	118,716	545,965
NVIT Government Bond Fund - Class III (GBF3)	14,135,810	10,510,818
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	3,295,630	5,099,849
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	7,248,488	3,806,770
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	6,660,837	7,785,293
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	4,841,469	8,732,436
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	6,838,370	5,478,971
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	583,031	88,016
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	128,554	297,754
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	72,663	341,486
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	918,989	1,377,194
VP Income & Growth Fund - Class III (ACVIG3)	872,650	1,697,814
VP Ultra(R) Fund - Class III (ACVU3)	174,980	360,835
VP Value Fund - Class III (ACVV3)	2,053,775	5,286,845
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)	2,076,273	12,216,465
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)	812,706	3,854,638
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)	1,681,814	2,667,866
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)	364	521
ClearBridge Variable Investors Portfolio - Class I (SBVI)	35,611	884,285
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)	775	56,417
Western Asset Variable Money Market Portfolio (SBMMP)	292,009	191,874
Variable Trust: All-Cap Opportunity Fund (RSRF)	12,387,515	27,160,848
Variable Trust: Alternative Strategies Allocation Fund (RVASA)	2,827,605	1,394,234
Variable Trust: Amerigo Fund (RVAMR)	11,475,571	12,832,654
Variable Trust: Banking Fund (RBKF)	56,994,243	70,919,510
Variable Trust: Basic Materials Fund (RBMF)	62,071,320	44,747,177
Variable Trust: Berolina Fund (RVBER)	3,084,132	2,000,331
Variable Trust: Biotechnology Fund (RBF)	50,549,307	69,442,415
Variable Trust: Clermont Fund (RVCLR)	8,905,433	3,955,946
Variable Trust: Commodities Strategy Fund (RVCMD)	21,151,534	25,201,571
Variable Trust: Consumer Products Fund (RCPF)	28,410,124	33,229,283
Variable Trust: Dow 2x Strategy Fund (RVLDD)	55,822,853	62,117,450
Variable Trust: Electronics Fund (RELF)	61,109,414	46,869,518
Variable Trust: Energy Fund (RENF)	50,203,434	42,579,181
Variable Trust: Energy Services Fund (RESF)	59,081,697	51,999,913
Variable Trust: Europe 1.25x Strategy Fund (RLCE)	39,265,547	36,775,789
Variable Trust: Financial Services Fund (RFSF)	33,950,312	24,154,363
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)	151,544,588	161,494,116
Variable Trust: Health Care Fund (RHCF)	46,317,955	53,164,929
Variable Trust: International Opportunity Fund (RVIRO)	13,981,879	11,042,435
Variable Trust: Internet Fund (RINF)	43,998,382	24,839,199
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)	85,545,307	83,210,512
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)	105,644,164	99,162,981
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)	30,093,719	33,135,766
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)	144,721,689	140,380,120
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)	119,448,412	116,296,361
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)	211,670,389	206,007,595
Variable Trust: Japan 2x Strategy Fund (RLCJ)	46,185,671	47,566,693
Variable Trust: Leisure Fund (RLF)	16,058,003	7,149,112
Variable Trust: Managed Futures Strategy Fund (RVMFU)	26,788,848	13,349,248
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)	30,478,616	31,740,679
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)	4,374,820	4,240,652
Variable Trust: Multi-Hedge Strategies Fund (RVARS)	12,982,360	23,065,723
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)	118,108,023	118,218,498
Variable Trust: NASDAQ-100(R) Fund (ROF)	82,117,970	74,219,077
Variable Trust: Nova Fund (RNF)	38,722,093	32,690,024
Variable Trust: Precious Metals Fund (RPMF)	90,789,628	72,415,287
Variable Trust: Real Estate Fund (RREF)	60,267,544	51,115,980
Variable Trust: Retailing Fund (RRF)	41,696,970	41,803,622
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)	62,930,506	66,128,655
Variable Trust: S&P 500 2x Strategy Fund (RTF)	85,964,335	90,569,701
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)	69,757,155	59,291,559
Variable Trust: S&P 500 Pure Value Fund (RVLCV)	31,498,165	19,689,642
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)	44,926,279	25,253,236
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)	30,092,838	18,549,700
(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)	60,091,751	62,635,208
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)	31,176,263	32,008,460
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)	49,187,540	51,588,230
Variable Trust: Technology Fund (RTEC)	46,484,001	32,930,289
Variable Trust: Telecommunications Fund (RTEL)	28,791,354	28,631,063
Variable Trust: Transportation Fund (RTRF)	42,603,099	54,108,930
Variable Trust: Utilities Fund (RUTL)	54,348,028	71,351,061
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)	26,105,267	26,304,764
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)	7,030	1,047,774
NVIT Money Market Fund - Class II (NVMM2)	305,873,692	35,696,456
NVIT Money Market Fund II (obsolete) (SAM2)	424,875,048	777,527,736
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)	750,019	12,208,641

Total	$3,596,144,741	$3,567,028,029

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	1.15%	to	2.05%	5,140,397	$11.56	to	11.47	$59,088,133	9.02%	44.4%	to	43.04%
2008	1.15%	to	2.05%	1,358,208	8	to	8.02	10,847,383	7.81%	-28.93%	to	-29.61%
2007	1.15%	to	2.05%	757,438	11.26	to	11.39	8,528,143	8.57%	1.98%	to	1.08%
2006	1.15%	to	2.05%	473,318	11.04	to	11.27	5,225,528	8.47%	9.33%	to	8.37%
2005	1.15%	to	1.80%	100,662	10.1	to	10.42	1,019,789	3.80%	1%	to	0.85%
NVIT Fund - Class III (TRF3)
2009	1.15%	to	2.00%	27,729	10.2	to	9.54	274,707	1.26%	24.71%	to	23.43%
2008	1.15%	to	2.00%	50,588	8.18	to	7.73	403,227	1.35%	-42.22%	to	-42.78%
2007	1.15%	to	2.00%	93,336	14.16	to	13.5	1,295,408	1.12%	6.97%	to	6.11%
2006	1.15%	to	2.00%	132,523	13.24	to	12.73	1,734,018	0.85%	12.4%	to	11.49%
2005	1.15%	to	2.00%	133,824	11.77	to	11.41	1,559,758	0.80%	6.12%	to	5.26%
NVIT Government Bond Fund - Class III (GBF3)
2009	1.15%	to	2.05%	1,651,392	13.25	to	12.38	21,353,505	3.44%	1.51%	to	0.62%
2008	1.15%	to	2.05%	1,445,042	13.06	to	12.3	18,516,569	4.28%	6.49%	to	5.55%
2007	1.15%	to	2.05%	1,498,890	12.26	to	11.65	18,090,271	4.98%	5.92%	to	4.97%
2006	1.15%	to	2.05%	1,131,842	11.58	to	11.1	12,931,905	4.34%	2.16%	to	1.24%
2005	1.15%	to	2.05%	936,308	11.33	to	10.97	10,497,329	4.39%	2%	to	1.09%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2009	1.15%	to	2.05%	640,695	11.35	to	10.77	7,094,389	0.99%	25.9%	to	24.59%
2008	1.15%	to	2.05%	619,874	9.01	to	8.64	5,462,939	2.00%	-37.61%	to	-38.25%
2007	1.15%	to	2.05%	783,334	14.45	to	14	11,139,666	2.15%	4.74%	to	3.84%
2006	1.15%	to	2.05%	824,418	13.79	to	13.48	11,235,970	2.12%	15.58%	to	14.59%
2005	1.15%	to	2.05%	613,612	11.93	to	11.76	7,279,159	2.12%	6.72%	to	5.8%
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2009	1.15%	to	2.05%	1,024,761	11.59	to	11.02	11,706,640	1.89%	7.99%	to	7%
2008	1.15%	to	2.05%	698,779	10.74	to	10.29	7,404,922	3.32%	-7.25%	to	-8.1%
2007	1.15%	to	2.05%	462,812	11.57	to	11.2	5,293,897	3.14%	4.21%	to	3.28%
2006	1.15%	to	2.05%	536,836	11.11	to	10.85	5,917,114	3.47%	4.92%	to	3.98%
2005	1.15%	to	2.05%	436,065	10.59	to	10.43	4,594,448	3.38%	2.2%	to	1.3%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2009	1.15%	to	2.05%	1,781,508	11.58	to	10.99	20,285,257	1.52%	18%	to	16.86%
2008	1.15%	to	2.05%	1,744,209	9.81	to	9.41	16,869,176	2.83%	-24.25%	to	-24.98%
2007	1.15%	to	2.05%	1,764,416	12.95	to	12.54	22,604,032	2.82%	4.48%	to	3.57%
2006	1.15%	to	2.05%	1,684,346	12.4	to	12.11	20,706,119	2.59%	10.17%	to	9.21%
2005	1.15%	to	2.05%	1,398,649	11.25	to	11.09	15,655,434	2.56%	4.29%	to	3.38%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2009	1.15%	to	2.05%	940,058	11.54	to	10.96	10,674,029	1.33%	22.84%	to	21.6%
2008	1.15%	to	2.05%	1,069,845	9.4	to	9.01	9,930,470	2.56%	-32.18%	to	-32.85%
2007	1.15%	to	2.05%	1,115,759	13.86	to	13.42	15,292,382	2.77%	4.93%	to	4.03%
2006	1.15%	to	2.05%	899,550	13.2	to	12.9	11,793,869	2.33%	13.25%	to	12.27%
2005	1.15%	to	2.05%	641,708	11.66	to	11.49	7,447,383	2.38%	5.93%	to	5.01%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2009	1.15%	to	2.05%	855,329	$11.67	to	11.09	$9,820,399	1.80%	13.31%	to	12.25%
2008	1.15%	to	2.05%	657,880	10.3	to	9.88	6,676,541	2.99%	-16%	to	-16.79%
2007	1.15%	to	2.05%	880,836	12.26	to	11.87	10,665,870	3.47%	4.6%	to	3.68%
2006	1.15%	to	2.05%	309,482	11.72	to	11.45	3,599,791	2.83%	7.15%	to	6.21%
2005	1.15%	to	2.05%	386,892	10.94	to	10.78	4,204,984	4.35%	3.45%	to	2.54%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	1.15%	to	1.85%	51,431	12.32	to	7.72	606,799	0.00%	23.18%	to	22.49%
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2009	1.15%	to	1.85%	28,923	8.43	to	7.97	240,314	0.00%	26.17%	to	25.07%
2008	1.15%	to	1.85%	36,528	6.69	to	6.37	240,525	0.00%	-47.07%	to	-47.54%
2007	1.15%	to	1.85%	48,203	12.63	to	12.14	600,992	0.00%	8.54%	to	7.81%
2006	1.15%	to	2.05%	57,842	11.64	to	11.16	665,642	0.00%	2.04%	to	1.15%
2005	1.15%	to	2.05%	73,636	11.4	to	11.03	832,039	0.00%	6.76%	to	5.85%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2009	1.15%	to	1.85%	41,827	11.68	to	11.05	480,065	0.60%	24.87%	to	23.83%
2008	1.15%	to	2.05%	53,479	9.35	to	8.8	489,197	1.06%	-32.99%	to	-33.68%
2007	1.15%	to	2.05%	70,779	13.95	to	13.27	968,345	1.15%	-8%	to	-8.81%
2006	1.15%	to	2.05%	97,392	15.17	to	14.55	1,456,266	0.48%	16.02%	to	15.03%
2005	1.15%	to	2.05%	110,485	13.07	to	12.65	1,428,243	0.05%	1.88%	to	1%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2009	1.15%	to	2.05%	163,471	13.02	to	12.13	2,092,955	0.26%	33.18%	to	31.8%
2008	1.15%	to	2.05%	148,984	9.78	to	9.2	1,434,159	0.83%	-38.87%	to	-39.51%
2007	1.15%	to	2.05%	185,353	15.99	to	15.22	2,922,660	0.02%	0.93%	to	0.05%
2006	1.15%	to	2.05%	308,338	15.84	to	15.21	4,817,248	0.19%	10.78%	to	9.84%
2005	1.15%	to	2.05%	178,517	14.3	to	13.85	2,534,040	0.00%	11.02%	to	10.09%
VP Income & Growth Fund - Class III (ACVIG3)
2009	1.15%	to	2.05%	324,541	10.49	to	9.77	3,334,930	4.67%	16.74%	to	15.51%
2008	1.15%	to	2.05%	343,435	8.99	to	8.46	3,028,849	2.18%	-35.34%	to	-36.01%
2007	1.15%	to	2.05%	511,898	13.9	to	13.22	7,000,632	2.11%	-1.22%	to	-2.07%
2006	1.15%	to	2.05%	697,047	14.07	to	13.5	9,683,792	1.29%	15.74%	to	14.74%
2005	1.15%	to	2.05%	460,611	12.16	to	11.77	5,538,170	1.59%	3.43%	to	2.54%
VP Ultra(R) Fund - Class III (ACVU3)
2009	1.15%	to	2.05%	91,946	9.56	to	8.9	859,093	0.29%	32.99%	to	31.61%
2008	1.15%	to	2.05%	96,850	7.19	to	6.76	680,708	0.00%	-42.19%	to	-42.77%
2007	1.15%	to	2.05%	185,781	12.43	to	11.81	2,265,496	0.00%	19.64%	to	18.59%
2006	1.15%	to	2.05%	185,778	10.39	to	9.96	1,911,057	0.00%	-4.39%	to	-5.26%
2005	1.15%	to	2.05%	284,912	10.87	to	10.51	3,068,548	0.00%	1%	to	0.1%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Value Fund - Class III (ACVV3)
2009	1.15%	to	2.05%	481,074	12.2	to	11.38	5,721,824	6.05%	18.48%	to	17.29%
2008	1.15%	to	2.05%	586,741	10.3	to	9.7	5,923,371	2.50%	-27.62%	to	-28.36%
2007	1.15%	to	2.05%	707,354	14.23	to	13.54	9,883,316	1.90%	-6.24%	to	-7.04%
2006	1.15%	to	2.05%	1,105,290	15.18	to	14.57	16,567,282	0.96%	17.29%	to	16.28%
2005	1.15%	to	2.05%	671,652	12.94	to	12.53	8,593,733	0.73%	3.83%	to	2.93%
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2009	1.15%	to	2.05%	908,969	13.93	to	12.99	12,376,454	1.04%	33.9%	to	32.49%
2008	1.15%	to	2.05%	1,277,175	10.41	to	9.8	13,048,585	0.57%	-43.35%	to	-43.92%
2007	1.15%	to	2.20%	1,869,163	18.37	to	17.33	33,799,687	0.84%	15.94%	to	14.77%
2006	1.15%	to	2.05%	1,648,597	15.84	to	15.21	25,762,342	1.06%	10.15%	to	9.22%
2005	1.15%	to	2.05%	1,351,898	14.38	to	13.93	19,245,745	0.12%	15.34%	to	14.36%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2009	1.15%	to	2.05%	489,408	$10.42	to	9.7	$5,000,669	1.98%	28.45%	to	27.06%
2008	1.15%	to	2.05%	640,409	8.11	to	7.63	5,107,279	1.96%	-43.48%	to	-44.08%
2007	1.15%	to	2.05%	923,301	14.35	to	13.65	13,064,438	1.53%	0.1%	to	-0.75%
2006	1.15%	to	2.05%	1,195,976	14.33	to	13.75	16,960,523	2.85%	18.51%	to	17.5%
2005	1.15%	to	2.05%	785,938	12.09	to	11.7	9,416,625	1.24%	4.4%	to	3.49%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2009	1.15%	to	2.05%	445,278	9.02	to	8.39	3,936,869	0.14%	26.51%	to	25.09%
2008	1.15%	to	2.05%	418,788	7.13	to	6.71	2,932,438	0.23%	-47.92%	to	-48.44%
2007	1.15%	to	2.20%	1,427,016	13.7	to	12.9	19,260,131	0.33%	25.19%	to	23.94%
2006	1.15%	to	2.05%	449,694	10.94	to	10.49	4,853,304	0.23%	5.36%	to	4.44%
2005	1.15%	to	2.05%	509,898	10.38	to	10.04	5,245,505	0.20%	4.31%	to	3.38%
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
2009	1.30%			1,436	21.6			31,016	1.40%	27.68%
2008	1.30%			1,436	16.92			24,293	0.81%	-37.4%
ClearBridge Variable Investors Portfolio - Class I (SBVI)
2009	1.30%			250,350	7.61			1,906,211	1.89%	22.88%
2008	1.30%			329,358	6.2			2,040,812	1.27%	-36.46%
2007	1.30%			384,388	9.75			3,748,550	2.56%	-2.48%
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
2009	1.30%			6,609	11.53			76,194	1.09%	26.94%
2008	1.30%			7,937	9.08			72,083	3.01%	-44.14%
2007	1.30%			5,193	16.26			84,432	0.98%	4.95%
2006	1.30%			5,194	15.49			80,464	2.18%	24.23%
2005	1.30%			5,195	12.47			64,785	1.38%	10.27%
Western Asset Variable Money Market Portfolio (SBMMP)
2009	1.30%			14,536	13.41			194,892	0.17%	-1.08%
2008	1.30%			6,991	13.55			94,751	2.57%	1.28%
2007	1.30%			8,536	13.38			114,231	4.79%	3.55%
2006	1.30%			8,955	12.92			115,735	4.64%	3.26%
2005	1.30%			8,963	12.52			112,177	2.57%	1.47%
Variable Trust: All-Cap Opportunity Fund (RSRF)
2009	0.45%	to	2.90%	1,646,126	8.27	to	10.27	19,107,329	0.08%	26.72%	to	23.42%
2008	0.80%	to	2.90%	2,101,946	6.49	to	8.32	19,467,186	0.00%	-41.21%	to	-42.5%
2007	0.80%	to	2.35%	2,302,659	11.04	to	15.19	36,643,783	0.00%	10.45%	to	19.93%
2006	1.15%	to	2.35%	2,251,981	13.39	to	12.66	29,607,719	0.00%	10.11%	to	8.84%
2005	1.15%	to	2.05%	1,587,662	12.16	to	11.77	19,107,058	0.00%	12.41%	to	11.45%
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
2009	1.15%	to	2.10%	155,760	9.84	to	9.74	1,525,923	0.00%	-0.31%	to	-1.27%
2008	1.35%	to	2.00%	7,573	9.87			74,748	2.15%	-1.27%	to	-1.31%
Variable Trust: Amerigo Fund (RVAMR)
2009	0.45%	to	2.50%	1,152,844	8.3	to	8.35	9,893,619	0.98%	38.78%	to	35.71%
2008	0.45%	to	2.90%	1,041,892	5.98	to	6.1	6,552,835	0.41%	-43.35%	to	-44.8%
2007	0.80%	to	2.40%	925,019	10.54	to	11.12	10,393,020	0.71%	5.45%	to	11.07%
Variable Trust: Banking Fund (RBKF)
2009	1.15%	to	2.45%	292,935	6.31	to	5.63	1,815,371	3.49%	-4.55%	to	-6.11%
2008	0.80%	to	2.90%	2,475,430	4.86	to	4.25	15,764,043	0.22%	-41.64%	to	-43.04%
2007	0.80%	to	2.40%	592,327	8.33	to	10.52	6,620,044	1.39%	-16.66%	to	-28.86%
2006	1.15%	to	2.40%	1,143,218	15.78	to	14.79	17,637,738	2.08%	9.97%	to	8.62%
2005	1.15%	to	2.40%	771,920	14.35	to	13.61	10,819,183	1.22%	-3.88%	to	-5.07%
Variable Trust: Basic Materials Fund (RBMF)
2009	0.45%	to	2.85%	1,278,562	$9.36	to	14.8	$24,972,245	0.29%	54.76%	to	50.76%
2008	0.45%	to	2.45%	541,731	6.05	to	12.07	6,959,272	0.18%	-45.64%	to	-46.77%
2007	0.80%	to	2.40%	1,894,999	11.11	to	22.74	45,459,701	0.14%	11.06%	to	30.88%
2006	1.15%	to	2.40%	1,734,363	18.53	to	17.38	31,444,748	1.00%	20.89%	to	19.45%
2005	1.15%	to	2.40%	1,129,476	15.33	to	14.55	16,977,993	0.26%	2.85%	to	1.6%
Variable Trust: Berolina Fund (RVBER)
2009	0.65%	to	2.50%	595,725	8.4	to	7.97	4,864,031	2.92%	34.91%	to	32.2%
2008	0.80%	to	2.90%	371,153	6.21	to	5.99	2,273,127	1.10%	-42.6%	to	-43.87%
2007	0.80%	to	2.40%	241,098	10.82	to	10.7	2,596,044	0.00%	8.16%	to	7.01%
Variable Trust: Biotechnology Fund (RBF)
2009	0.80%	to	2.50%	674,210	10.97	to	8.51	6,240,698	0.00%	17.39%	to	15.37%
2008	0.65%	to	2.90%	3,205,648	9.37	to	9.33	25,300,919	0.00%	-12.35%	to	-14.36%
2007	1.15%	to	2.15%	942,389	9.36	to	8.77	8,602,365	0.00%	3.2%	to	2.16%
2006	1.15%	to	2.20%	766,752	9.07	to	8.57	6,800,621	0.00%	-4.43%	to	-5.41%
2005	1.15%	to	2.40%	2,034,867	9.49	to	8.98	18,964,096	0.00%	9.4%	to	8.02%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust: Clermont Fund (RVCLR)
2009	0.65%	to	2.45%	775,677	8.69	to	8.45	6,762,244	3.86%	21.79%	to	19.49%
2008	0.80%	to	2.90%	175,719	7.12	to	7	1,265,177	0.56%	-30.63%	to	-32.15%
2007	0.80%	to	2.40%	183,136	10.27	to	10.38	1,920,893	3.66%	2.68%	to	3.69%
Variable Trust: Commodities Strategy Fund (RVCMD)
2009	0.45%	to	2.90%	3,091,102	6.72	to	4.76	15,641,976	1.95%	11.06%	to	7.79%
2008	0.45%	to	2.90%	2,197,097	6.05	to	4.42	10,151,821	1.91%	-49.25%	to	-50.49%
2007	0.80%	to	2.40%	3,045,583	11.91	to	9.02	27,997,886	0.00%	19.1%	to	27.8%
2006	1.15%	to	2.35%	2,092,686	7.18	to	7.06	14,920,253	0.00%	-18.82%	to	-19.85%
2005	1.15%	to	2.35%	1,797,935	8.84	to	8.81	15,873,627	0.64%	-11.59%	to	-11.86%
Variable Trust: Consumer Products Fund (RCPF)
2009	0.65%	to	2.85%	906,887	9.71	to	11.31	13,001,271	1.87%	18.34%	to	15.65%
2008	0.45%	to	2.90%	1,447,943	8.23	to	8.66	17,640,235	0.21%	-23.73%	to	-25.64%
2007	0.80%	to	2.40%	1,411,731	10.78	to	15.47	22,868,744	1.61%	7.79%	to	8.47%
2006	1.15%	to	2.40%	1,420,963	15.22	to	14.26	21,139,565	0.94%	16.08%	to	14.65%
2005	1.15%	to	2.40%	846,312	13.11	to	12.44	10,816,844	0.47%	-1.54%	to	-2.75%
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2009	1.15%	to	2.45%	1,297,103	7.24	to	6.68	9,238,924	0.00%	35.3%	to	32.87%
2008	0.80%	to	2.90%	3,022,231	3.65	to	4.63	15,820,875	1.87%	-62.02%	to	-62.93%
2007	1.15%	to	2.05%	1,178,525	14.14	to	13.7	16,505,318	0.83%	6.9%	to	6.03%
2006	1.15%	to	2.15%	1,299,147	13.23	to	12.89	17,058,249	0.76%	29.05%	to	27.81%
2005	1.15%	to	2.05%	528,954	10.25	to	10.1	5,400,561	0.71%	-4.91%	to	-5.76%
Variable Trust: Electronics Fund (RELF)
2009	0.65%	to	2.85%	2,106,765	7.66	to	5.17	16,009,254	0.00%	70.73%	to	66.75%
2008	0.80%	to	2.40%	106,957	4.47	to	4.21	485,237	0.00%	-50.51%	to	-51.42%
2007	0.80%	to	2.40%	177,430	9.04	to	8.67	1,617,857	0.00%	-9.59%	to	-4.84%
2006	1.15%	to	2.40%	241,200	9.75	to	9.11	2,293,531	0.00%	1.31%	to	0.07%
2005	1.15%	to	2.40%	623,214	9.63	to	9.11	5,874,067	0.00%	2.68%	to	1.33%
Variable Trust: Energy Fund (RENF)
2009	0.45%	to	2.85%	918,673	8.41	to	16.82	18,118,995	0.00%	37.88%	to	34.26%
2008	0.45%	to	2.45%	637,157	6.1	to	13.6	9,294,850	0.00%	-46.28%	to	-47.38%
2007	0.80%	to	2.40%	1,787,020	11.34	to	25.93	48,872,378	0.00%	13.37%	to	30.09%
2006	1.15%	to	2.40%	1,497,573	21.24	to	19.93	31,118,572	0.00%	10.64%	to	9.34%
2005	1.15%	to	2.40%	1,965,737	19.2	to	18.23	37,034,830	0.02%	36.95%	to	35.41%
Variable Trust: Energy Services Fund (RESF)
2009	0.45%	to	2.85%	1,013,485	$7.36	to	13.78	$22,332,285	0.00%	61.69%	to	57.29%
2008	0.45%	to	2.90%	639,951	4.55	to	7.78	8,884,329	0.00%	-57.79%	to	-58.86%
2007	0.80%	to	2.40%	1,302,965	10.76	to	31.57	43,367,729	0.00%	7.63%	to	33.89%
2006	1.15%	to	2.40%	762,447	25.11	to	23.58	18,870,570	0.00%	9.71%	to	8.45%
2005	1.15%	to	2.40%	1,742,365	22.89	to	21.75	39,235,726	0.00%	46.6%	to	44.95%
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2009	0.8%	to	2.85%	822,161	6.26	to	9.48	9,108,319	2.89%	34.57%	to	31.35%
2008	1.15%	to	2.35%	843,627	8.53	to	7.82	7,068,608	0.49%	-55.38%	to	-56.01%
2007	0.80%	to	2.40%	1,920,923	10.39	to	17.71	36,071,440	2.40%	3.91%	to	10.43%
2006	1.15%	to	2.40%	2,192,359	17.12	to	16.04	36,864,640	2.12%	28.02%	to	26.51%
2005	1.15%	to	2.40%	1,207,475	13.37	to	12.68	15,928,613	0.25%	5.14%	to	3.88%
Variable Trust: Financial Services Fund (RFSF)
2009	0.8%	to	2.85%	2,028,811	5.45	to	5.96	14,546,205	2.08%	18.72%	to	15.94%
2008	1.15%	to	2.35%	654,279	6.3	to	5.77	4,044,436	0.00%	-48.64%	to	-49.4%
2007	0.80%	to	2.40%	1,165,736	8.91	to	11.36	13,994,254	1.06%	-10.88%	to	-20.75%
2006	1.15%	to	2.40%	2,399,247	15.3	to	14.33	35,797,623	1.28%	15.39%	to	14%
2005	1.15%	to	2.40%	1,940,222	13.26	to	12.57	25,144,304	0.58%	2.19%	to	0.94%
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2009	0.45%	to	2.90%	1,282,305	10.79	to	9.43	15,740,365	2.19%	-31.85%	to	-33.53%
2008	0.80%	to	2.90%	1,869,412	15.76	to	14.18	34,074,962	2.82%	43.67%	to	40.71%
2007	0.80%	to	2.40%	2,018,451	10.97	to	12.13	25,810,098	3.65%	9.7%	to	7.11%
2006	1.15%	to	2.40%	2,477,009	12.09	to	11.32	29,166,507	3.73%	-4.26%	to	-5.49%
2005	1.15%	to	2.35%	2,933,150	12.63	to	12	36,425,360	3.04%	6.45%	to	5.21%
Variable Trust: Health Care Fund (RHCF)
2009	0.45%	to	2.85%	1,509,956	9.45	to	11.01	16,388,238	0.00%	24.09%	to	21.02%
2008	0.80%	to	2.90%	2,444,993	7.58	to	8.33	21,619,236	0.00%	-25.46%	to	-27.09%
2007	0.80%	to	2.40%	1,987,359	10.17	to	11.35	23,750,436	0.00%	1.66%	to	3.51%
2006	1.15%	to	2.40%	2,061,198	11.72	to	10.97	23,616,249	0.00%	3.91%	to	2.63%
2005	1.15%	to	2.40%	2,579,881	11.28	to	10.69	28,504,790	0.00%	9.38%	to	8.03%
Variable Trust: International Opportunity Fund (RVIRO)
2009	0.45%	to	2.45%	1,166,081	8.32	to	8.03	9,544,345	0.72%	29.21%	to	26.43%
2008	0.80%	to	2.90%	992,693	6.43	to	6.33	6,342,715	0.00%	-35.73%	to	-36.7%
Variable Trust: Internet Fund (RINF)
2009	0.45%	to	2.85%	1,463,762	9.34	to	14.34	21,063,351	0.00%	65.11%	to	61.02%
2008	0.80%	to	2.40%	76,853	5.63	to	8.37	692,546	0.00%	-45.32%	to	-46.28%
2007	0.80%	to	2.40%	1,266,765	10.3	to	15.58	20,753,720	0.00%	2.95%	to	7.8%
2006	1.15%	to	2.40%	309,872	15.44	to	14.46	4,724,502	0.00%	8.44%	to	7.12%
2005	1.15%	to	2.40%	945,879	14.24	to	13.5	13,226,384	0.00%	-2.51%	to	-3.73%
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2009	0.65%	to	2.45%	1,494,684	8.85	to	4.95	7,772,810	0.00%	-45.01%	to	-46.02%
2008	0.65%	to	2.45%	499,333	16.09	to	9.17	4,788,981	0.37%	59.79%	to	57.04%
2007	1.15%	to	2.05%	365,708	6.14	to	5.93	2,221,573	5.38%	-10.04%	to	-10.97%
2006	1.15%	to	2.05%	681,290	6.83	to	6.66	4,624,437	1.86%	-22.67%	to	-23.42%
2005	1.15%	to	2.00%	369,228	8.83	to	8.7	3,246,389	1.46%	0.46%	to	-0.44%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2009	0.65%	to	2.45%	1,665,991	7.54	to	6.12	10,920,647	0.00%	18.64%	to	16.39%
2008	0.65%	to	2.15%	747,249	6.36	to	5.35	4,190,087	0.36%	-30.66%	to	-31.75%
2007	1.15%	to	2.05%	770,197	8.22	to	7.87	6,265,305	2.89%	-5.62%	to	-6.47%
2006	1.15%	to	2.05%	928,746	8.71	to	8.42	8,028,340	2.24%	6.87%	to	5.93%
2005	1.15%	to	2.05%	1,169,228	8.15	to	7.95	9,458,742	0.00%	-6.33%	to	-7.22%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2009	1.15%	to	2.10%	234,253	$6.21	to	5.88	$1,418,650	0.00%	-36.02%	to	-36.66%
2008	0.80%	to	2.85%	424,757	13.48	to	8.95	4,030,502	0.99%	33.35%	to	30.68%
2007	1.15%	to	2.00%	124,504	7.31	to	7.07	902,071	2.64%	-3.12%	to	-3.99%
2006	1.15%	to	2.00%	449,003	7.54	to	7.36	3,370,439	2.37%	-4.93%	to	-5.78%
2005	1.15%	to	1.85%	244,801	7.93	to	7.84	1,935,247	1.97%	-9.21%	to	-9.92%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2009	1.15%	to	2.15%	2,220,914	3.66	to	3.35	7,954,958	0.13%	-40.77%	to	-41.39%
2008	1.15%	to	2.15%	627,733	6.18	to	5.72	3,805,228	0.27%	46.32%	to	44.91%
2007	1.15%	to	2.05%	1,120,118	4.22	to	3.97	4,642,937	4.93%	-12.31%	to	-13.15%
2006	1.15%	to	2.05%	2,522,905	4.82	to	4.58	11,962,337	5.47%	-2.53%	to	-3.43%
2005	1.15%	to	2.05%	1,394,598	4.94	to	4.74	6,804,691	0.00%	0.11%	to	-0.83%
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2009	1.15%	to	2.15%	1,031,856	6.04	to	5.7	6,121,445	0.00%	-33.63%	to	-34.33%
2008	0.45%	to	2.20%	329,174	12.61	to	8.65	2,961,396	0.77%	24.13%	to	22.04%
2007	1.15%	to	2.00%	482,460	7.38	to	7.14	3,534,718	3.11%	4.15%	to	3.22%
2006	1.15%	to	2.00%	801,628	7.09	to	6.92	5,653,817	3.48%	-12.96%	to	-13.76%
2005	1.15%	to	2.00%	453,503	8.14	to	8.02	3,681,128	2.22%	-4.16%	to	-5.04%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2009	1.15%	to	2.45%	2,056,718	6.44	to	5.77	12,993,359	0.00%	-28.38%	to	-29.32%
2008	1.15%	to	2.45%	839,808	9	to	8.16	7,388,507	0.18%	37.65%	to	35.94%
2007	1.15%	to	2.05%	941,839	6.54	to	6.16	6,069,827	4.93%	-0.34%	to	-1.28%
2006	1.15%	to	2.05%	1,349,133	6.56	to	6.24	8,734,403	8.27%	-8.56%	to	-9.41%
2005	1.15%	to	2.05%	1,247,352	7.17	to	6.89	8,843,219	0.00%	-1.91%	to	-2.83%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2009	0.8%	to	2.50%	371,247	7.4	to	8.27	3,353,068	0.35%	22.69%	to	20.42%
2008	0.65%	to	2.90%	677,085	6.05	to	7.04	5,044,057	0.37%	-33.41%	to	-35.03%
2007	0.80%	to	2.35%	751,913	9.07	to	10.63	8,411,765	5.82%	-9.25%	to	-13.32%
2006	1.15%	to	2.35%	1,190,504	13.07	to	12.27	15,318,670	2.11%	3.93%	to	2.77%
2005	1.15%	to	2.40%	2,199,730	12.58	to	11.91	27,314,609	0.00%	18.97%	to	17.49%
Variable Trust: Leisure Fund (RLF)
2009	0.80%	to	2.85%	921,523	6.83	to	8.19	10,658,549	0.00%	35.63%	to	32.54%
2008	1.15%	to	2.45%	50,985	8.95	to	8.14	447,214	0.00%	-49.68%	to	-50.44%
2007	0.80%	to	2.40%	724,843	9.97	to	16.47	12,447,884	0.00%	-0.27%	to	-4.83%
2006	1.15%	to	2.40%	1,336,727	18.46	to	17.31	24,067,868	0.00%	22.05%	to	20.55%
2005	1.15%	to	2.40%	688,928	15.12	to	14.36	10,157,585	0.00%	-5.96%	to	-7.1%
Variable Trust: Managed Futures Strategy Fund (RVMFU)
2009	0.45%	to	2.90%	1,649,444	9.3	to	9.05	15,154,726	0.00%	-4.45%	to	-6.82%
2008	1.15%	to	2.15%	193,966	9.72	to	9.72	1,885,881	0.00%	-2.76%	to	-2.81%
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2009	1.15%	to	2.50%	442,029	14.22	to	12.67	6,122,243	0.05%	50.64%	to	48.14%
2008	0.80%	to	2.90%	837,538	4.31	to	5.25	7,756,084	0.00%	-55.2%	to	-56.25%
2007	0.80%	to	2.40%	721,452	9.61	to	19.6	15,011,216	1.33%	-3.86%	to	1.15%
2006	1.15%	to	2.40%	915,949	20.65	to	19.37	18,630,982	0.22%	9.2%	to	7.88%
2005	1.15%	to	2.40%	1,832,079	18.91	to	17.96	34,165,571	0.00%	12.76%	to	11.43%
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)
2009	0.80%	to	2.90%	244,485	$7.2	to	7.44	$1,916,426	0.00%	25.96%	to	23.1%
2008	0.80%	to	2.90%	222,483	5.71	to	6.04	1,400,633	1.74%	-39.45%	to	-40.83%
2007	0.80%	to	2.35%	468,895	9.44	to	10.33	4,913,992	0.67%	-5.61%	to	-7.46%
2006	1.15%	to	2.35%	448,474	11.31	to	11.17	5,045,584	0.08%	13.05%	to	11.72%
2005	1.15%	to	1.80%	35,674	10.01	to	10	356,874	0.00%	0.06%	to	0.01%
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2009	0.80%	to	2.90%	1,449,094	7.79	to	7.77	11,878,433	1.16%	-4.06%	to	-6.17%
2008	0.80%	to	2.90%	2,285,393	8.11	to	8.29	19,728,175	0.49%	-19.37%	to	-21.11%
2007	0.80%	to	2.35%	2,157,687	10.06	to	10.63	23,274,631	3.97%	0.65%	to	1.41%
2006	1.15%	to	2.35%	1,729,823	10.62	to	10.48	18,276,840	2.05%	5.42%	to	4.17%
2005	1.15%	to	2.00%	129,898	10.07	to	10.06	1,307,443	0.00%	0.7%	to	0.63%
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2009	0.80%	to	2.50%	1,317,022	6.41	to	6.67	9,671,360	0.00%	116.06%	to	111.51%
2008	0.80%	to	2.90%	2,777,616	2.97	to	3.56	9,530,939	0.16%	-72.82%	to	-73.49%
2007	1.15%	to	2.15%	2,175,439	12.94	to	12.11	27,662,536	0.32%	26.72%	to	25.54%
2006	1.15%	to	2.15%	1,191,682	10.21	to	9.64	11,969,599	0.08%	3.66%	to	2.63%
2005	1.15%	to	2.05%	1,702,841	9.85	to	9.44	16,583,822	0.00%	-4.14%	to	-4.99%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2009	0.45%	to	2.90%	1,034,035	9.3	to	10.15	13,364,511	0.00%	51.32%	to	47.46%
2008	0.80%	to	2.45%	581,368	6.11	to	8.05	5,040,754	0.12%	-42.38%	to	-43.39%
2007	0.80%	to	2.20%	842,901	10.61	to	14.46	12,821,105	0.12%	6.12%	to	15.29%
2006	1.15%	to	2.20%	841,434	13.25	to	12.54	10,952,350	0.00%	4.56%	to	3.48%
2005	1.15%	to	2.05%	1,260,934	12.67	to	12.2	15,717,447	0.00%	-0.05%	to	-0.93%
Variable Trust: Nova Fund (RNF)
2009	0.80%	to	2.90%	2,832,370	5.93	to	6.76	22,327,953	1.02%	34.42%	to	31.16%
2008	0.80%	to	2.90%	2,615,083	4.41	to	5.15	15,360,297	0.34%	-54.84%	to	-55.9%
2007	0.80%	to	2.40%	3,331,378	9.77	to	12.49	43,798,223	1.09%	-2.31%	to	-1.25%
2006	1.15%	to	2.35%	4,124,172	13.51	to	12.68	54,628,828	0.79%	17.91%	to	16.53%
2005	1.15%	to	2.35%	5,496,441	11.46	to	10.88	61,916,595	0.30%	2.77%	to	1.57%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust: Precious Metals Fund (RPMF)
2009	0.45%	to	2.85%	1,749,261	10.57	to	15.11	41,188,189	0.00%	48.57%	to	44.84%
2008	0.45%	to	2.85%	1,769,536	7.12	to	10.43	28,379,283	0.00%	-38.84%	to	-40.38%
2007	0.80%	to	2.40%	1,493,671	11.62	to	25.23	39,756,266	0.00%	16.2%	to	16.73%
2006	1.15%	to	2.40%	1,192,909	23.04	to	21.62	27,089,138	0.00%	20.04%	to	18.68%
2005	1.15%	to	2.40%	1,824,984	19.19	to	18.21	34,432,953	0.00%	19.5%	to	17.96%
Variable Trust: Real Estate Fund (RREF)
2009	0.45%	to	2.85%	1,585,824	6.82	to	10.64	20,047,664	3.00%	24.7%	to	21.33%
2008	0.80%	to	2.85%	882,234	5.44	to	8.77	9,127,867	0.54%	-42.11%	to	-43.42%
2007	0.80%	to	2.40%	1,220,492	9.4	to	17.12	21,901,406	1.52%	-5.97%	to	-21.05%
2006	1.15%	to	2.40%	2,113,674	23.1	to	21.68	47,814,239	2.17%	29.23%	to	27.7%
2005	1.15%	to	2.40%	941,969	17.88	to	16.98	16,519,261	1.76%	5.92%	to	4.67%
Variable Trust: Retailing Fund (RRF)
2009	0.45%	to	2.85%	942,391	8.53	to	9.24	11,098,945	0.00%	43.57%	to	40.04%
2008	0.65%	to	2.85%	1,375,393	5.93	to	6.6	11,397,360	0.00%	-33.38%	to	-34.96%
2007	0.80%	to	2.40%	175,243	8.89	to	12.05	2,221,363	0.00%	-11.1%	to	-14.69%
2006	1.15%	to	2.40%	1,189,006	15.08	to	14.13	17,395,420	0.00%	8.81%	to	7.47%
2005	1.15%	to	2.40%	842,111	13.86	to	13.15	11,373,723	0.00%	4.27%	to	3%
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2009	0.8%	to	2.50%	403,619	$6.09	to	10.4	$4,574,267	0.00%	32.25%	to	29.58%
2008	0.65%	to	2.90%	956,562	4.62	to	5.29	8,283,723	0.18%	-51.68%	to	-52.89%
2007	0.80%	to	2.35%	713,902	9.55	to	17.13	12,930,976	0.91%	-4.47%	to	-8.9%
2006	1.15%	to	2.20%	2,130,166	20.01	to	18.96	42,198,456	0.38%	19.46%	to	18.28%
2005	1.15%	to	2.05%	1,371,869	16.75	to	16.13	22,760,014	1.59%	2.72%	to	1.85%
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2009	0.45%	to	2.45%	1,557,121	4.5	to	5.57	9,485,792	0.47%	45.72%	to	41.98%
2008	1.15%	to	2.45%	3,510,537	4.33	to	3.92	14,914,874	0.00%	-68.35%	to	-68.89%
2007	1.15%	to	2.05%	1,158,234	13.68	to	12.93	15,569,188	0.82%	-0.55%	to	-1.38%
2006	1.15%	to	2.15%	1,441,771	13.76	to	13.04	19,561,762	0.94%	22.28%	to	21.11%
2005	1.15%	to	2.05%	1,050,169	11.25	to	10.82	11,666,957	0.10%	2.2%	to	1.32%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2009	0.80%	to	2.85%	1,732,122	8.83	to	8.81	16,455,478	0.00%	46.06%	to	42.88%
2008	0.80%	to	2.90%	862,172	6.05	to	6.08	5,672,872	0.00%	-40.31%	to	-41.64%
2007	0.80%	to	2.15%	1,757,917	10.13	to	10.84	19,545,800	0.00%	1.3%	to	2.69%
2006	1.15%	to	2.35%	967,675	10.85	to	10.5	10,397,766	0.00%	4.19%	to	2.95%
2005	1.15%	to	2.00%	1,081,956	10.41	to	10.26	11,172,943	0.09%	0.61%	to	-0.24%
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2009	0.45%	to	2.85%	1,825,662	7.14	to	8.58	16,830,155	3.47%	50.58%	to	46.61%
2008	0.80%	to	2.90%	729,421	4.71	to	5.33	4,552,990	1.11%	-49.07%	to	-50.26%
2007	0.80%	to	2.40%	581,997	9.26	to	11.96	7,209,802	0.97%	-7.43%	to	-7.6%
2006	1.15%	to	2.40%	3,100,903	13.37	to	12.94	41,102,720	0.69%	16.31%	to	14.9%
2005	1.15%	to	2.00%	1,013,947	11.5	to	11.34	11,605,054	0.67%	2.99%	to	2.16%
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2009	0.45%	to	2.85%	2,315,874	10.13	to	11.5	28,587,758	0.00%	56.11%	to	52.24%
2008	0.45%	to	2.90%	629,723	6.49	to	7.11	5,081,722	0.00%	-36.43%	to	-38.06%
2007	0.80%	to	2.15%	685,021	10.19	to	12.51	8,811,803	0.00%	1.94%	to	6.16%
2006	1.15%	to	2.15%	465,988	12.1	to	11.79	5,600,019	0.00%	1.94%	to	0.95%
2005	1.15%	to	2.05%	2,175,794	11.87	to	11.69	25,716,327	0.00%	10.19%	to	9.24%
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2009	0.45%	to	2.85%	1,560,171	8.09	to	10.31	17,283,949	1.61%	54.55%	to	50.53%
2008	0.80%	to	2.45%	511,572	5.21	to	6.98	3,743,691	0.00%	-44.08%	to	-45.1%
2007	1.15%	to	2.40%	389,952	13.33	to	12.74	5,147,605	1.40%	-5.95%	to	-7.09%
2006	1.15%	to	2.40%	751,110	14.17	to	13.71	10,532,616	1.16%	15.73%	to	14.33%
2005	1.15%	to	2.05%	434,593	12.24	to	12.07	5,300,196	0.55%	7.08%	to	6.17%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2009	0.45%	to	2.65%	363,474	8.44	to	8.17	3,894,271	0.00%	33.37%	to	30.42%
2008	0.45%	to	2.90%	805,732	6.33	to	6.63	6,530,777	0.00%	-34.61%	to	-36.3%
2007	0.80%	to	2.35%	383,469	9.67	to	12.15	4,819,484	0.00%	-3.35%	to	-2.43%
2006	1.15%	to	2.35%	488,949	12.85	to	12.45	6,242,443	0.00%	6.5%	to	5.24%
2005	1.15%	to	2.05%	666,066	12.07	to	11.89	8,006,859	0.00%	4.98%	to	4.09%
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2009	0.45%	to	2.65%	586,636	7.64	to	7.2	5,738,325	0.76%	61.54%	to	57.97%
2008	0.80%	to	2.90%	920,313	4.7	to	5.04	5,629,689	0.95%	-43.95%	to	-45.26%
2007	1.15%	to	2.35%	288,414	11.13	to	10.66	3,178,063	0.13%	-21.28%	to	-22.23%
2006	1.15%	to	2.35%	926,833	14.14	to	13.71	13,008,771	0.47%	17.84%	to	16.48%
2005	1.15%	to	2.00%	737,733	12	to	11.84	8,816,352	0.00%	2.45%	to	1.63%
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2009	1.15%	to	2.45%	517,155	$6.95	to	6.56	$3,533,630	0.00%	-16.81%	to	-17.91%
2008	0.80%	to	2.85%	652,158	9.57	to	7.89	5,357,764	0.00%	4.72%	to	2.5%
2007	1.15%	to	2.05%	125,974	8	to	7.84	1,000,152	0.00%	-11.92%	to	-12.76%
2006	1.15%	to	2.05%	22,945	9.09	to	8.98	207,608	1.60%	-11.65%	to	-12.47%
2005	1.15%	to	2.05%	21,223	10.29	to	10.26	218,176	0.91%	2.87%	to	2.65%
Variable Trust: Technology Fund (RTEC)
2009	0.45%	to	2.85%	1,623,629	8.43	to	10.28	19,356,144	0.00%	54.9%	to	50.99%
2008	1.15%	to	2.40%	456,034	8.04	to	7.33	3,600,906	0.00%	-46.04%	to	-46.79%
2007	0.80%	to	2.40%	1,360,335	10	to	13.78	19,766,820	0.00%	-0.03%	to	7.77%
2006	1.15%	to	2.40%	1,010,681	13.66	to	12.79	13,549,456	0.00%	4.68%	to	3.39%
2005	1.15%	to	2.40%	900,201	13.05	to	12.37	11,528,619	0.00%	1.93%	to	0.65%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust: Telecommunications Fund (RTEL)
2009	0.65%	to	2.15%	312,907	6.6	to	7.24	2,412,605	5.17%	27.85%	to	25.73%
2008	0.80%	to	2.40%	347,588	5.15	to	5.65	2,122,714	0.10%	-45.78%	to	-46.74%
2007	0.80%	to	2.40%	1,885,711	9.51	to	10.61	21,038,496	0.21%	-4.94%	to	6.67%
2006	1.15%	to	2.40%	1,823,489	10.64	to	9.95	18,869,371	1.33%	18.14%	to	16.72%
2005	1.15%	to	2.40%	1,531,964	9.01	to	8.52	13,459,014	0.00%	0%	to	-1.25%
Variable Trust: Transportation Fund (RTRF)
2009	1.15%	to	2.20%	496,725	13.42	to	12.29	6,501,690	0.62%	16.04%	to	14.61%
2008	0.80%	to	2.90%	1,626,125	6.38	to	7.6	18,128,427	0.00%	-25.86%	to	-27.51%
2007	0.80%	to	2.40%	403,231	8.61	to	14.49	6,107,051	0.00%	-13.92%	to	-10.93%
2006	1.15%	to	2.40%	1,086,893	17.35	to	16.27	18,351,689	0.00%	6.15%	to	4.9%
2005	1.15%	to	2.40%	1,307,594	16.35	to	15.51	20,916,580	0.00%	7.24%	to	5.95%
Variable Trust: Utilities Fund (RUTL)
2009	0.45%	to	2.45%	684,436	8.54	to	9.12	6,772,449	2.91%	13.28%	to	10.88%
2008	0.45%	to	2.90%	2,807,582	7.53	to	9.13	24,479,885	0.46%	-29.89%	to	-31.66%
2007	0.80%	to	2.40%	2,671,079	10.73	to	12.01	33,808,393	1.46%	7.31%	to	10.23%
2006	1.15%	to	2.40%	3,166,003	11.65	to	10.9	36,117,198	2.76%	19.58%	to	18.12%
2005	1.15%	to	2.40%	1,986,172	9.74	to	9.23	18,972,070	1.32%	9.3%	to	8%
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2009	1.15%	to	2.10%	243,832	11.97	to	11.5	2,887,079	0.03%	5.38%	to	4.29%
2008	1.15%	to	2.15%	311,567	11.36	to	11	3,511,666	0.00%	-13.25%	to	-14.09%
2007	1.15%	to	2.05%	333,314	13.09	to	12.84	4,344,954	18.79%	16.75%	to	15.75%
2006	1.15%	to	2.05%	408,120	11.21	to	11.09	4,563,472	6.30%	15.38%	to	14.37%
2005	1.15%	to	2.00%	47,007	9.72	to	9.7	456,636	0.37%	-2.8%	to	-3%
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	1.15%	to	1.85%	83,241	7.56	to	7.21	620,814	0.00%	-46.72%	to	-47.18%
2007	1.15%	to	2.05%	105,552	14.2	to	13.5	1,475,992	0.00%	7.71%	to	6.78%
2006	1.15%	to	2.05%	100,288	13.18	to	12.64	1,306,345	0.00%	8.67%	to	7.74%
2005	1.15%	to	2.05%	113,885	12.13	to	11.73	1,368,323	0.00%	8.47%	to	7.55%
NVIT Money Market Fund - Class II (NVMM2)
2009	0.45%	to	2.90%	27,007,244	10	to	9.98	269,859,905	0.00%	-0.02%	to	-0.16%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.45%	to	2.90%	34,269,411	10.22	to	10.01	352,153,977	1.16%	0.78%	to	-1.69%
2007	0.45%	to	2.40%	23,647,331	10.14	to	9.69	243,632,327	4.56%	1.44%	to	1.76%
2006	1.15%	to	2.40%	20,692,057	10.17	to	9.52	207,345,677	5.21%	2.91%	to	1.63%
2005	1.15%	to	2.40%	24,895,689	9.89	to	9.37	243,237,085	2.98%	1.09%	to	-0.18%
Partners Variable Portfolios III, Inc.: Partners Variable Large Cap Value Portfolio (obsolete) (SBTIG)
2006	1.30%			221,976	19.02			4,221,010	1.21%	16.74%
2005	1.30%			249,867	16.29			4,070,124	1.52%	5.11%
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.80%	to	2.90%	1,302,678	$7.59	to	7.83	$10,594,467	2.15%	-24.45%	to	-26.1%
2007	0.80%	to	2.35%	663,743	10.04	to	10.73	7,224,928	4.28%	0.41%	to	0.75%
2006	1.15%	to	2.35%	756,277	10.79	to	10.65	8,121,721	1.98%	6.96%	to	5.69%
2005	1.15%	to	2.00%	134,664	10.08	to	10.08	1,357,333	0.19%	0.84%	to	0.77%

2009	Reserves for annuity contracts in payout phase:							519,480
2009	Contract owners equity:							$1,061,727,245
2008	Reserves for annuity contracts in payout phase:							841,754
2008	Contract owners equity:							$943,091,391
2007	Reserves for annuity contracts in payout phase:							1,565,433
2007	Contract owners equity:							$1,233,502,374
2006	Reserves for annuity contracts in payout phase:							1,830,048
2006	Contract owners equity:							$1,233,770,495
2005	Reserves for annuity contracts in payout phase:							470,636
2005	Contract owners equity:							$1,092,585,927
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through a redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.                      Financial Statements and Exhibits

(a)	Nationwide Variable Account-4:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2009.

Statements of Operations for the year ended
December 31, 2009.

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 2009
and 2008.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Income (Loss) for the
years ended December 31, 2009, 2008 and
2007.

Consolidated Balance Sheets as of December
31, 2009 and 2008.

Consolidated Statements of Changes in Shareholder's
Equity as of December 31, 2009, 2008 and 2007.

Consolidated Statements of Cash Flows for
the years ended December 31, 2009, 2008
and 2007.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant –Attached hereto.

(2)	Not Applicable .

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (1933 Act File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable .

(8)	Fund Participation Agreements.

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(2)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(3)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

The following Fund Participation Agreements were previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(4)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document “rydexfundpartagreement.htm”.

(9)	Opinion of Counsel – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable .

(12)	Not Applicable .

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company Dotted Line
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
IA
OH
NATIONWIDE BANK
FED
PENSION ASSOCIATES, INC.
WI
G.B.
LUX

(Nationwide Corp. subsidiaries)

Item 27.                 Number of Contract Owners

The number of Qualified and Non–Qualified contract owners as of February 1, 20 10 was 6, 862 and 5,355 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485( b ) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of April , 2010.
NATIONWIDE VARIABLE ACCOUNT-4
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of April , 2010.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER.
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact